                                                       Registration No. 811-0487
                                                       Registration No. 2-12187
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
          Post-Effective Amendment No.  91                                   [X]
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
          Post-Effective Amendment No.  91                                   [X]
                                      ------

                        (Check appropriate box or boxes)

                         SECURITY GROWTH AND INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                 700 HARRISON STREET, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:
                                 (785) 431-3127

                                                 Copies To:
James R. Schmank, President                      Amy J. Lee, Secretary
Security Growth and Income Fund                  Security Growth and Income Fund
700 Harrison Street                              700 Harrison Street
Topeka, KS 66636-0001                            Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)
[X]  on January 31, 2001, pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on January 31, 2001, pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on January 31, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                         SECURITY GROWTH AND INCOME FUND
                                    FORM N-1A

                  PART B.  STATEMENT OF ADDITIONAL INFORMATION

ITEM 22.  FINANCIAL STATEMENTS

Security  Growth and Income Fund's Annual Report for the period ended  September
30, 2000 is incorporated  herein by reference to the Registrant's  N-30D filing,
Registration No. 2-12187 (filed December 7, 2000).

                                 SECURITY FUNDS
================================================================================
                                   PROSPECTUS

                                FEBRUARY 1, 2001

                   o  Security Growth and Income Fund
                   o  Security Equity Fund
                   o  Security Global Fund
                   o  Security Total Return Fund
                   o  Security Mid Cap Value Fund
                      (formerly Security Value Fund)
                   o  Security Small Cap Growth Fund
                      (formerly Security Small Company Fund)
                   o  Security Enhanced Index Fund
                   o  Security International Fund
                   o  Security Select 25 Fund
                   o  Security Large Cap Growth Fund
                   o  Security Technology Fund
                   o  Security Ultra Fund

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     The   Securities   and  Exchange   Commission  has  not  approved  or
     disapproved  these  securities  or passed  upon the  adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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                                                SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                               TABLE OF CONTENTS
================================================================================

FUNDS' OBJECTIVES

Described below are the investment objectives for each of the Funds. Each Fund's
Board of Directors may change their investment  objectives  without  shareholder approval.  As with any  investment,  there can be no  guarantee  the Funds  will achieve their investment objectives.

SECURITY  GROWTH AND INCOME FUND -- The Growth and Income  Fund seeks  long-term growth of capital with secondary emphasis on income.

SECURITY EQUITY FUND -- The Equity Fund seeks long-term capital growth.

SECURITY  GLOBAL  FUND -- The  Global  Fund  seeks  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United States.

SECURITY  TOTAL  RETURN FUND -- The Total  Return Fund seeks high total  return, consisting of capital appreciation and current income.

SECURITY MID CAP VALUE FUND -- The Mid Cap Value Fund seeks long-term  growth of capital.

SECURITY  SMALL CAP  GROWTH  FUND -- The Small Cap Growth  Fund seeks  long-term growth of capital.

SECURITY  ENHANCED INDEX FUND -- The Enhanced Index Fund seeks to outperform the
S&P 500 Index  through  stock  selection  resulting in different  weightings  of common stocks relative to the index.

SECURITY  INTERNATIONAL  FUND -- The International  Fund seeks long-term capital appreciation  primarily  by investing in non-U.S.  equity  securities  and other securities with equity characteristics.

SECURITY SELECT 25 FUND -- The Select 25 Fund seeks long-term growth of capital.

SECURITY  LARGE CAP  GROWTH  FUND -- The Large Cap Growth  Fund seeks  long-term capital growth.

SECURITY  TECHNOLOGY  FUND  --  The  Technology  Fund  seeks  long-term  capital appreciation by investing in the equity securities of technology companies.

SECURITY ULTRA FUND-- The Ultra Fund seeks capital appreciation.

FUNDS' PRINCIPAL INVESTMENT STRATEGIES

SECURITY  GROWTH AND INCOME FUND -- The Fund pursues its objective by investing, under normal circumstances,  in a well-diversified  portfolio of stocks that the
Investment Manager,  Security Management Company, LLC, believes are attractively valued  with  above-average  growth  potential.  The  Fund may  also  invest  in fixed-income securities, which are less volatile than stocks, to adjust the risk characteristics  of the  portfolio.  Fixed-income  securities  and  stocks  that provide income will make up at least 25% of the Fund's portfolio.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to increase returns, or to maintain exposure to the equity markets.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

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INDEX-BASED   INVESTMENTS,   such  as  S&P  Depositary  Receipts  (SPDRs),  hold
substantially  all of their assets in securities  representing a specific index.
In the case of SPDRs the index represented is the S&P 500.
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The Investment  Manager uses a  value-oriented  strategy to choose  stocks.  The
Investment  Manager  identifies stocks that are undervalued in terms of price or other  financial  measurements  with above average  growth  potential.  The Fund typically  invests in the common stock of companies  whose total market value is
$5 billion or greater at the time of purchase.

To manage risk in  declining or volatile  markets,  the  Investment  Manager may invest more in cash,  fixed-income  securities  and stocks that provide  income.
Fixed-income  securities  may include  U.S.  government  securities,  high yield securities  (also  referred  to  as  "junk  bonds")  and  other  corporate  debt securities.

The Fund  typically  sells an  investment  when the reasons for buying no longer apply, or when the company or issuer begins to show  deteriorating  fundamentals or, when a stock has met the price objective set by the Investment Manager.

Under adverse market conditions, the Fund could invest some or all of its assets in government bonds or money market securities.  Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  EQUITY FUND -- The Fund  pursues its  objective  by  investing,  under normal  circumstances,  at least 65% of its total assets in a widely-diversified
portfolio  of  equity  securities,   which  may  include  ADRs  and  convertible
securities.

To choose equity  securities,  the Investment  Manager uses a blended  approach, investing in growth stocks and value stocks.  The Investment  Manager  typically chooses  larger,  growth-oriented  companies.  The Investment  Manager will also invest in  value-oriented  stocks to  attempt  to reduce  the  Fund's  potential volatility.  In choosing  the  balance of growth  stocks and value  stocks,  the
Investment Manager compares the potential risks and rewards of each category.

The Fund  typically  invests in the equity  securities of companies  whose total market value is $5 billion or greater at the time of purchase.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

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GROWTH-ORIENTED STOCKS are  stocks of  established companies that typically have a record of consistent earnings growth.
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The Fund  typically  sells a security  when the  reasons for buying it no longer apply,  or when the company begins to show  deteriorating  fundamentals  or poor relative performance.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  GLOBAL FUND -- The Fund  pursues its  objective  by  investing,  under normal circumstances, in a diversified portfolio of securities with at least 65%
of its total assets in at least three countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest some assets in options,  futures  contracts  and foreign  currencies, which may be used to hedge the  Fund's  portfolio,  to  increase  returns  or to maintain  exposure to the equity  markets.  The Fund may also invest in emerging market countries.

The Sub-Adviser,  OppenheimerFunds,  Inc., uses a disciplined  theme approach to choose securities in foreign and U.S. markets.  By considering the effect of key worldwide  growth trends,  OppenheimerFunds  focuses on areas they believe offer some of the best opportunities for long-term growth.  These trends include:  (1)
the growth of mass  affluence;  (2) the  development  of new  technologies;  (3)
corporate restructuring; and (4) demographics.

OppenheimerFunds currently looks for the following:

o  Stocks of small, medium and large growth-oriented companies worldwide

o  Companies that stand to benefit from one or more global growth trends

o  Businesses  with  strong  competitive  positions  and high  demand  for their products or services

o  Cyclical  opportunities  in the business cycle and sectors or industries that may benefit from those opportunities.

To  lower  the  risks  of  foreign  investing,  such as  currency  fluctuations,
OppenheimerFunds generally diversifies broadly across countries and industries.

Under adverse or unstable market  conditions,  the Fund could invest some or all of its assets in cash,  repurchase  agreements  and money market  instruments of foreign or domestic issuers and the U.S. and foreign  governments.  Although the
Fund would do this only in seeking  to avoid  losses,  the Fund may be unable to pursue  its  investment  objective  during  that time,  and it could  reduce the benefit from any upswing in the market.

SECURITY TOTAL RETURN FUND -- The Fund pursues its objective by investing, under normal  circumstances,  in a well-diversified  portfolio of equity securities of
U.S. companies in different  capitalization  ranges. The Fund may also invest in equity securities  offering the potential for current income and in fixed income securities  (including  restricted  securities  eligible for resale to qualified institutional buyers under Rule 144A) in any rating category.

To choose equity  securities,  the Investment  Manager uses a blended  approach, investing in growth stocks and in value stocks. The Investment Manager typically chooses  larger,  growth-oriented  companies.  The Investment  Manager will also invest in  value-oriented  securities to attempt to reduce the Fund's  potential volatility and possibly add to current income. In choosing the balance of growth stocks and value stocks, the Investment Manager compares the potential risks and rewards of each category.

The Fund  typically  sells a security  when the  reasons for buying it no longer apply,  or when the company begins to show  deteriorating  fundamentals  or poor relative performance.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts. These instruments which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  MID CAP VALUE FUND -- The Fund  pursues its  objective  by  investing, under normal  circumstances,  at least 65% of its total assets in a  diversified portfolio of equity  securities  with total market value of $10 billion or below at the time of purchase. The Fund may also invest in ADRs.

The  Investment   Manager   typically  chooses  equity  securities  that  appear
undervalued relative to assets, earnings, growth potential or cash flows. Due to the nature of value companies,  the securities  included in the Fund's portfolio typically consist of small- to medium-sized companies.

The Fund may sell a security if it is no longer  considered  undervalued or when the company begins to show deteriorating fundamentals.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY SMALL CAP GROWTH FUND -- The Fund pursues its  investment  objective by investing  under  normal  circumstances,  at least  65% of its  assets in equity securities  of  domestic  and  foreign  companies  with  market  capitalizations substantially  similar to that of the companies in the Russell  2000(TM)  Growth
Index  at the time of  purchase.  The Fund may  also  invest  in  securities  of emerging growth companies.  Emerging growth companies include companies that are past their  start-up  phase and that show  positive  earnings  and  prospects of achieving  significant profit and gain in a relatively short period of time. The
Fund may actively  trade its  investments  without  regard to the length of time they had been owned by the Fund.

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THE RUSSELL  2000(TM)  GROWTH  INDEX is a market  capitalization  weighted  U.S.
equity  index  published  by Frank  Russell  Company.  This index  measures  the performance  of the  companies  in the  Russell  2000  Index  that  have  higher price/book ratios and higher forecasted growth rates.
--------------------------------------------------------------------------------

The Sub-Adviser,  Strong Capital  Management,  Inc., focuses on common stocks of companies that it believes are reasonably priced and have  above-average  growth potential. Strong may decide to sell a stock when the company's growth prospects become less attractive, but it is not required to do so.

Under adverse market conditions, the Fund could invest some or all of its assets in cash, fixed-income  securities or money market securities.  Although the Fund would do this only in seeking to avoid losses,  the Fund may be unable to pursue its investment  objective during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  ENHANCED  INDEX FUND -- The Fund pursues its  objective by  investing, under  normal  circumstances  in a  portfolio  of stocks  representative  of the holdings in the S&P 500 Index. Using a quantitative discipline, the Sub-Adviser,
Bankers  Trust  Company,  determines  whether the Fund should (1)  overweight  -
invest more in a particular stock, (2) underweight - invest less in a particular stock or (3) hold a neutral position in the stock - invest a similar amount in a particular stock, relative to the proportion of the S&P 500 Index that the stock represents.  While the  majority  of issues  held by the Fund will be similar to those comprising the S&P 500,  approximately  100 will be over- or underweighted relative to the index. In addition, Bankers Trust may determine that certain S&P
500 stocks  should not be held by the Fund in any amount.  Under  normal  market conditions, the Fund will invest at least 80% of its assets in equity securities of companies  in the index and futures  contracts  representative  of the stocks which make up the index.  Bankers Trust believes that its quantitative  criteria will result in a portfolio with an overall risk similar to that of the S&P 500.

--------------------------------------------------------------------------------
THE S&P 500 INDEX is a well-known stock market index that includes common stocks
of  500  companies.   These  companies  are  from  several   industrial  sectors
representing  a  significant  portion of the market  value of all common  stocks publicly  traded in the U.S.,  most of which  are  listed on the New York  Stock
Exchange.
--------------------------------------------------------------------------------

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to increase returns or to maintain exposure to the equity markets.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  INTERNATIONAL  FUND -- The Fund pursues its  objective  by  investing, under normal  circumstances,  at least 65% of its assets in equity securities of foreign  issuers.  These issuers are primarily  established  companies  based in developed  countries  outside of the United States.  However,  the Fund may also invest in securities of issuers based in underdeveloped  countries.  Investments in underdeveloped countries will be based on what the Sub-Adviser, Bankers Trust
Company, believes to be an acceptable degree of risk in anticipation of superior returns.  The  Fund  will,  under  normal  circumstances,  be  invested  in  the securities  of issuers based in at least three  countries  other than the United
States. The Fund may actively trade its investments without regard to the length of time they had been owned by the Fund.

The Fund's  investments will generally be diversified  among several  geographic regions and  countries.  Bankers Trust uses the following  criteria to determine the appropriate distribution of investments among various countries and regions:

o  The prospects for relative growth among foreign countries
o  Expected levels of inflation
o  Government policies influencing business conditions
o  The outlook for currency relationships
o  The range of alternative opportunities available to international investors

In  countries  and  regions  with  well-developed  capital  markets  where  more information is available, Bankers Trust will identify individual investments for the Fund. Criteria for selection of individual securities include:

o  The issuer's competitive position
o  Prospects for growth
o  Management strength
o  Earnings quality
o  Underlying asset value
o  Relative market value
o  Overall marketability

The Fund may  invest in  futures  contracts,  options  and  options  on  futures contracts.  These investments,  when made, are for hedging purposes. If the Fund invests in futures  contracts and options on futures  contracts for  non-hedging purposes,  the margin and premiums  required to make those  investments will not exceed 5% of the Fund's net asset value after  taking  into  account  unrealized profits and losses on the contracts.

The Fund typically  sells an investment when the reasons for buying it no longer apply,  or when the issuer  begins to show  deteriorating  fundamentals  or poor relative performance.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  SELECT 25 FUND -- The Fund  pursues  its  objective  by  focusing  its investments in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent  above average  earnings and/or revenue  growth.  The
Investment  Manager  selects what it believes to be premier growth  companies as the core  position  for the Fund.  The  Investment  Manager  uses a  "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of a company's  fundamentals have changed and, in the opinion of the
Investment Manager, it is no longer a premier growth company.

--------------------------------------------------------------------------------
BOTTOM-UP  APPROACH means that the  Investment  Manager  primarily  analyzes the fundamentals of individual  companies  rather than focusing on broader market or sector themes.  Some of the factors which the  Investment  Manager looks at when analyzing individual  companies include relative earnings growth,  profitability trends,  the company's  financial  strength,  valuation analysis and strength of management.
--------------------------------------------------------------------------------

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  LARGE CAP GROWTH FUND -- The Fund pursues its  objective by investing, under normal circumstances, at least 65% of its total assets in common stock and other equity securities of large  capitalization  companies that, in the opinion of the Investment  Manager,  have long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common stocks,  which may include  American
Depositary  Receipts  ("ADRs") or securities with common stock  characteristics, such as  securities  convertible  into common  stocks.  The Fund  defines  large capitalization  companies  as  those  whose  total  market  value is at least $5 billion at the time of purchase.  The Fund is  non-diversified as defined in the
Investment  Company Act of 1940,  which means that it may hold a larger position in a smaller  number of securities  than a diversified  fund.  The Fund may also concentrate  its  investments  in a  particular  industry  or group  of  related industries, although it has no present intention of doing so.

The  Investment  Manager  uses  a  growth-oriented  strategy  to  choose  equity securities, which means that it invests in companies whose earnings are believed to be in a  relatively  strong  growth  trend.  In  identifying  companies  with favorable growth  prospects,  the Investment  Manager  considers factors such as prospects for above-average  sales and earnings growth;  high return on invested
capital;   overall  financial  strength;   competitive   advantages,   including
innovative products and services;  effective  research,  product development and marketing; and stable, effective management.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to increase returns or to maintain exposure to the equity markets.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show  deteriorating  fundamentals or poor relative performance.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

SECURITY  TECHNOLOGY FUND -- The Fund pursues its objective by investing,  under normal circumstances,  at least 80% of its total assets in the equity securities of  technology  companies.  The  Fund is  non-diversified  and  expects  to hold approximately  30 to 50  positions.  The Fund may  invest up to 40% of its total assets in  foreign  securities.  The Fund may  actively  trade  its  investments without regard to the length of time they have been owned by the Fund.

--------------------------------------------------------------------------------
THE TECHNOLOGY SECTOR consists of companies that are engaged in the development, production,  or distribution of technology-related  products or services.  These include computer  software,  computer  hardware,  semiconductors  and equipment, communication equipment, and Internet and new media companies.
--------------------------------------------------------------------------------

The Sub-Adviser,  Wellington  Management Company, LLP, uses fundamental analysis to  choose  technology  securities  in  foreign  and U.S.  markets.  The  Fund's investment  approach  is based on  analyzing  the  competitive  outlook  for the technology  sector,  identifying  those  industries  likely to benefit  from the
current  and   expected   future   environment,   and   identifying   individual
opportunities. The Sub-Adviser's evaluation of technology companies rests on its solid  knowledge of the overall  competitive  environment  including  supply and demand characteristics,  trends,  existing product evaluations,  and new product developments  within the technology sector.  Fundamental  research is focused on direct contact with company management, suppliers, and competitors.

Asset  allocation  within the Fund  reflects  the  Sub-Adviser's  opinion of the relative  attractiveness  of stocks  within  the  industries  of the  technology sector,  near term  macroeconomic  events  that may  detract or  enhance  the an industry's  attractiveness,  and the number of undervalued opportunities in each industry.  Opportunities dictate the magnitude and frequency of changes in asset allocation among industries,  but some representation typically is maintained in
each  major  industry,   including   computer   software,   computer   hardware,
semiconductors  and equipment,  communications  equipment,  and internet and new media.

Stocks considered for purchase typically share the following attributes:

o  A positive change in operating results is anticipated
o  Unrecognized or undervalued capabilities are present
o  The quality of management  indicates  that these factors will be converted to shareholder values.

Stocks will be considered for sale from the Fund when:

o  Target prices are achieved
o  Earnings  and/or  return  expectations  are  marked  down due to  fundamental changes in the company's operating outlook
o  More attractive value in a comparable company is available.

The Fund may invest in  securities  denominated  in any  currency.  The Fund may invest a  portion  of its  assets  in  options,  futures  and  forward  currency contracts.  Generally,  these derivative instruments involve the obligation,  in the case of futures  and  forwards,  or the right,  in the case of  options,  to purchase or sell financial instruments in the present or at a future date. These derivative strategies will be used:

o  To adjust the portfolio's exposure to a particular currency
o  To manage risk
o  As a substitute for purchasing or selling securities

Under adverse market conditions, the Fund could invest some or all of its assets
in  cash,  fixed-income  securities,   money  market  securities  or  repurchase
agreements.  Although the Fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

SECURITY ULTRA FUND -- The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of equity securities which may include
ADRs.  The Fund typically  invests in equity  securities of companies with total market  value of $10 billion or below at the time of  purchase.  The  Investment
Manager  selects  securities that it believes are  attractively  valued with the greatest potential for appreciation.

The  Investment  Manager  uses  a  "bottom-up"   approach  to  choose  portfolio
securities.  The Investment  Manager identifies the securities of companies that are in the early to  middle  stages of  growth  and are  valued at a  reasonable price. Equity securities  considered to have appreciation  potential may include securities of smaller and less mature  companies  which have unique  proprietary products or profitable market niches and the potential to grow very rapidly.

The Fund  also may  invest a  portion  of its  assets  in  options  and  futures contracts.  These  instruments  may be used to hedge the  Fund's  portfolio,  to increase returns or to maintain exposure to the equity markets.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish,  or if better opportunities become available.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

MAIN RISKS

The following chart indicates which main risks apply to which Fund. However, the fact that a particular  risk is not indicated as a main risk for a Fund does not mean that the Fund is prohibited  from investing its assets in securities  which give rise to that  risk.  It simply  means  that the risk is not a main risk for that Fund. For example, the risk of investing in smaller companies is not listed as a main risk for Growth and Income  Fund.  This does not mean that  Growth and
Income Fund is prohibited  from  investing in smaller  companies,  only that the risk of smaller  companies is not one of the main risks  associated  with Growth and Income Fund.  The Portfolio  Manager for a Fund has  considerable  leeway in choosing investment  strategies and selecting securities that he or she believes will help the Fund  achieve  its  investment  objective.  In seeking to meet its investment objective, a Fund's assets may be invested in any type of security or instrument  whose  investment  characteristics  are  consistent  with the Fund's investment program.

----------------------------------------------------------------------------------------
                           Growth                              Mid     Small
                           and                        Total    Cap     Cap      Enhanced
                           Income   Equity   Global   Return   Value   Growth     Index
----------------------------------------------------------------------------------------
Market Risk                   X        X       X        X        X        X         X
----------------------------------------------------------------------------------------
Smaller Companies                                                X        X
----------------------------------------------------------------------------------------
Value Stocks                  X        X                X        X
----------------------------------------------------------------------------------------
Growth Stocks                 X        X       X        X                 X         X
----------------------------------------------------------------------------------------
Foreign Securities            X        X       X        X        X        X         X
----------------------------------------------------------------------------------------
Emerging Markets                               X
----------------------------------------------------------------------------------------
Options and Futures           X        X       X        X        X        X         X
----------------------------------------------------------------------------------------
Fixed-Income Securities       X                         X
----------------------------------------------------------------------------------------
Non-Diversification
----------------------------------------------------------------------------------------
Investment in
Investment Companies          X        X                         X
----------------------------------------------------------------------------------------
Industry Concentration
----------------------------------------------------------------------------------------
Restricted Securities         X
----------------------------------------------------------------------------------------
Active Trading                                 X                          X
----------------------------------------------------------------------------------------
Focused Investment
Strategy
----------------------------------------------------------------------------------------
Technology Stocks
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Large
                                            Select   Cap
                            International    25      Growth   Technology   Ultra
--------------------------------------------------------------------------------
Market Risk                       X           X        X          X        X
--------------------------------------------------------------------------------
Smaller Companies                                                 X        X
--------------------------------------------------------------------------------
Value Stocks                                                      X
--------------------------------------------------------------------------------
Growth Stocks                     X           X        X          X        X
--------------------------------------------------------------------------------
Foreign Securities                X           X        X          X        X
--------------------------------------------------------------------------------
Emerging Markets                  X                               X
--------------------------------------------------------------------------------
Options and Futures               X           X        X          X        X
--------------------------------------------------------------------------------
Fixed-Income Securities
--------------------------------------------------------------------------------
Non-Diversification                                    X          X
--------------------------------------------------------------------------------
Investment in
Investment Companies                                   X                   X
--------------------------------------------------------------------------------
Industry Concentration                                 X          X
--------------------------------------------------------------------------------
Restricted Securities                                             X        X
--------------------------------------------------------------------------------
Active Trading                    X                               X
--------------------------------------------------------------------------------
Focused Investment
Strategy                                      X                   X
--------------------------------------------------------------------------------
Technology Stocks                                                 X
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
An  investment  in the Funds is not a deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency. The value of an investment in the Funds will go up and down, which means investors could lose money.
--------------------------------------------------------------------------------

MARKET RISK -- While equity  securities have  historically been a leading choice of  long-term  investors,  they do  fluctuate  in price.  Their  prices  tend to fluctuate  more  dramatically  over the shorter term than do the prices of other asset  classes.  These  movements may result from factors  affecting  individual companies,  or from broader  influences like changes in interest  rates,  market conditions,  investor  confidence  or  announcements  of economic,  political or financial information.

SMALLER  COMPANIES  -- While  potentially  offering  greater  opportunities  for capital growth than larger, more established companies, the equity securities of smaller  companies may be particularly  volatile,  especially  during periods of economic  uncertainty.  Securities of smaller  companies may present  additional risks because their earnings are less predictable, their share prices tend to be more  volatile  and their  securities  often are less liquid than  larger,  more established companies, among other reasons.

VALUE STOCKS --  Investments  in value stocks are subject to the risk that their intrinsic  values may never be realized by the market,  or that their prices may go down.  While the Funds'  investments  in value stocks may limit downside risk over time,  a Fund may, as a  trade-off,  produce more modest gains than riskier stock funds.

GROWTH  STOCKS -- While  potentially  offering  greater  or more  rapid  capital appreciation potential than value stocks,  investments in growth stocks may lack the dividend  yield that can cushion  stock prices in market  downturns.  Growth companies  often are expected to increase  their  earnings at a certain rate. If expectations are not met,  investors can punish the stocks,  even if earnings do increase.

FOREIGN SECURITIES -- Investing in foreign securities  involves additional risks such as currency  fluctuations,  differences in financial reporting standards, a lack of adequate company information and political instability.  These risks may be particularly acute in underdeveloped capital markets.

RISKS OF  CONVERSION  TO EURO.  On  January  1, 1999,  eleven  countries  in the
European  Monetary Union adopted the euro as their official  currency.  However, their current  currencies (for example,  the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries.  A common currency is expected to provide some benefits in those markets,  by  consolidating  the government  debt market for those countries and reducing some currency risks and costs.  However, the  conversion  to the new  currency  could have a negative  impact on the Fund operationally.  The exact impact is not known,  but it could affect the value of some of the Fund's holdings and increase its operational costs.

EMERGING  MARKETS -- All of the risks of  investing  in foreign  securities  are heightened  by investing in  developing  countries  and  emerging  markets.  The markets of developing  countries  historically  have been more volatile than the markets of developed  countries with mature economies.  These markets often have provided higher rates of return, and greater risks, to investors.

OPTIONS  AND  FUTURES  --  Options  and  Futures  may be used to  hedge a Fund's portfolio,  to  increase  returns or to maintain  exposure  to a market  without buying  individual  Securities.  However,  there is the risk that such practices sometimes may reduce returns or increase volatility. These practices also entail transactional expenses.

FIXED-INCOME  SECURITIES -- Fixed-income investing may present risks because the market value of  fixed-income  investments  generally are affected by changes in interest  rates.  When interest  rates rise,  the market value of a fixed-income security  declines.  Generally,  the longer a bond's  maturity,  the greater the risk.  A bond's  value can also be affected  by changes in the credit  rating or financial  condition of its issuer.  Investments in higher  yielding,  high risk debt securities may present additional risk because these securities may be less liquid than  investment  grade bonds.  They also tend to be more  susceptible to high interest rates and to real or perceived  adverse  economic and  competitive industry conditions. Because bond values fluctuate, an investor may receive more or less money than originally invested.

FOCUSED INVESTMENT  STRATEGY -- The typical  diversified stock mutual fund might hold  between  80 and 120 stocks in its  portfolio.  A fund  which  focuses  its investments  in fewer stocks than this can be expected to be more  volatile than the typical diversified stock fund.

NON-DIVERSIFICATION  -- A  non-diversified  Fund may hold larger  positions in a smaller  number of  securities  than a diversified  Fund. As a result,  a single security's  increase or decrease in value may have a greater  impact on a Fund's net asset value and total return. A non-diversified  Fund is expected to be more volatile than a diversified Fund.

INVESTMENT IN INVESTMENT  COMPANIES -- Investment in other investment  companies may include index-based investments such as SPDRs (based on the S&P 500), MidCap
SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index)  Nasdaq-100  Index Tracking Stocks (based on the Nasdaq-100 index) and DIAMONDS (based on the Dow Jones Industrial  Average).
To the extent a Fund invests in other  investment  companies,  it will incur its pro rata share of the underlying  investment companies' expenses. In addition, a
Fund will be subject to the effects of business and regulatory developments that affect an  underlying  investment  company or the  investment  company  industry generally.

INDUSTRY  CONCENTRATION -- Concentrated  investment in  sector-specific  stocks, subjects  a Fund to  industry  concentration  risk,  which is the risk  that the
Fund's  return could be hurt  significantly  by problems  affecting a particular sector.  Because a sector fund  concentrates  its  investments  in a  particular industry or group of related  industries,  its performance can be  significantly affected, for better or worse, by developments in that sector.

RESTRICTED  SECURITIES  --  Restricted  securities  cannot be sold to the public without  registration  under the  Securities  Act of 1933 ("1933  Act").  Unless registered  for  sale,  restricted  securities  can be sold  only  in  privately
negotiated   transactions  or  pursuant  to  an  exemption  from   registration.
Restricted securities are generally considered illiquid and, therefore,  subject to the Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business  and  financial  risk which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association  of  Securities  Dealers  Automated  Quotation  System  ("Rule  144A
Securities").

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

ACTIVE TRADING -- Active  Trading will increase the costs a Fund incurs.  It may also increase the amount of tax an investor pays on the Fund's returns.

TECHNOLOGY  STOCKS -- Companies  in the rapidly  changing  fields of  technology often face unusually high price  volatility,  both in terms of gains and losses.
The potential for wide  variation in  performance  is based on the special risks common to these stocks.  For example,  products or services that at first appear promising may not prove commercially  successful or may become obsolete quickly.
Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is therefore  likely to be much more volatile than one with broader  diversification  that includes  investments  across industries and sectors.

The level of risk will be increased to the extent that the Fund has  significant exposure to smaller or unseasoned  companies  (those with less than a three-year operating history),  which may not have established products or more experienced management.

ADDITIONAL  INFORMATION  -- For more  information  about the  Funds'  investment program,  including  additional  information about the risks of certain types of investments,  please see the  "Investment  Policies  and  Management  Practices"
section of the prospectus.

PAST PERFORMANCE

The charts and tables below and on the following  pages provide some  indication of the risks of investing in the Funds by showing  changes in the Funds' Class A share performance from year to year and by showing how the Funds' average annual returns  have  compared  to those  of  broad  measures  of  market  performance.
Performance information for the Large Cap Growth and Technology Funds and all of
the  Funds'  Class S shares are not  included  since they each had less than one full  calendar  year of operating  history.  The tables also show how the Funds'
average annual total returns for the periods indicated compare to those of broad measures of market performance. In addition, some Funds may make a comparison to a narrower index that more closely  mirrors that Fund. As with all mutual funds, past performance is not a prediction of future results.

The bar charts do not reflect  the sales  charges  applicable  to Class A shares which, if reflected, would lower the returns shown. Average annual total returns for each Fund's Class A shares include  deduction of the 5.75%  front-end  sales charge, for Class B shares include the appropriate  deferred sales charge, which is 5% in the first year  declining to 0% in the sixth and later  years,  and for
Class C shares include the deferred sales charge of 1% in the first year.

================================================================================
SECURITY GROWTH AND INCOME FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1991   1992  1993  1994   1995   1996   1997   1998   1999  2000
----   ----  ----  ----   ----   ----   ----   ----   ----  ----
21.8%  4.8%  8.2%  -7.9%  27.8%  12.0%  31.7%  -0.3%  2.5%  -7.2%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1991-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     15.50%       September 30, 1997
Lowest                     -12.32%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                           PAST          PAST         PAST
                          1 YEAR        5 YEARS     10 YEARS
Class A                  -12.57%         7.03%        9.10%
Class B                  -12.63%         6.91%        9.44%(1)
Class C                   -8.84%        -2.89%(2)     N/A
Russell 1000 Value Index   7.01%        16.91%       17.37%
S&P 500                   -9.10%        18.33%       17.44%(3)
---------------------------------------------------------------
1  For  the  period   beginning   October  19,  1993  (date  of
   inception) to December 31, 2000.
2  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
3  Index performance  information is only available to the Fund at the beginning of each month.  The S&P 500 and the Russell
   1000 Value Index  performance for the period October 1, 1993 to December 31, 2000 was 17.93% and 16.11% respectively. For the  period  January  1,  1999  to  December  31,  2000  the performance for the S&P 500 and the Russell 1000 Value Index was 4.90% and 7.18% respectively.
---------------------------------------------------------------

================================================================================
SECURITY EQUITY FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
35.2%  10.7%  14.6%  -2.5%  38.4%  22.7%  29.6%  26.5%  11.0%  -12.5%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1991-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     20.90%        December 31, 1998
Lowest                     -11.22%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                           PAST          PAST         PAST
                          1 YEAR        5 YEARS     10 YEARS
Class A                  -17.53%        12.98%       15.59%
Class B                  -17.66%        12.91%       13.53%(1)
Class C                  -14.21%        -3.36%(2)     N/A
S&P 500                   -9.10%        18.33%       17.44%(3)
---------------------------------------------------------------
1  For  the  period   beginning   October  19,  1993  (date  of
   inception) to December 31, 2000.
2  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
3  Index performance  information is only available to the Fund at the beginning of each month.  The S&P 500 performance for the period  October 1, 1993 to December  31, 2000 was 17.93%
   and for the period  January 1, 1999 to December 31, 2000 was
   4.90%.
---------------------------------------------------------------

================================================================================
SECURITY GLOBAL FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1994   1995   1996   1997   1998    1999    2000
----   ----   ----   ----   ----    ----    ----
1.3%   10.4%  17.1%  6.9%   19.2%   54.8%   3.1%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1994-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     37.45%       September 30, 1999
Lowest                     -11.44%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                        PAST        PAST       LIFE OF FUND
                       1 YEAR      5 YEARS    (SINCE 10/1/93)
Class A                 -2.89%      17.53%        14.02%
Class B                 -2.09%      17.76%        14.15%(1)
Class C                  1.11%      24.95%(2)      N/A
MSCI                   -13.18%      12.12%(3)     12.06%
---------------------------------------------------------------
1  For  the  period   beginning   October  19,  1993  (date  of
   inception) to December 31, 2000.
2  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
3  Index performance  information is only available to the Fund at the  beginning of each month.  MSCI  performance  for the period January 1, 1999 to December 31, 2000 was 4.39%.
---------------------------------------------------------------

================================================================================
SECURITY TOTAL RETURN FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

 1996   1997   1998   1999     2000
 ----   ----   ----   ----     ----
13.2%   6.1%   12.1%  15.9%   -12.5%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1996-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     13.20%        December 31, 1998
Lowest                     -11.47%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                        PAST        PAST       LIFE OF FUND
                       1 YEAR      5 YEARS    (SINCE 6/1/95)
Class A                -17.50%       5.16%        6.02%
Class B                -17.83%       5.05%        6.10%
Class C                -14.17%      -1.48%(1)      N/A
S&P 500                 -9.10%      18.33%       19.60%(2)
---------------------------------------------------------------
1  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
2  Index performance  information is only available to the Fund at the beginning of each month.  The S&P 500 performance for the period January 1, 1999 to December 31, 2000 was 4.90%.
---------------------------------------------------------------

================================================================================
SECURITY MID CAP VALUE FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1998   1999   2000
----   ----   ----
16.1%  21.8%  26.7%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1998-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     21.34%        December 31, 1998
Lowest                     -16.06%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                                             LIFE OF FUND
                           PAST 1 YEAR      (SINCE 5/1/97)
Class A                      19.40%                 23.76%
Class B                      20.54%                 24.09%
Class C                      24.32%                 24.28%(1)
S&P 500                      -9.10%                 16.18%(2)
S&P Mid Cap Value            27.87%                 15.10%(2)
---------------------------------------------------------------
1  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
2  Index performance  information is only available to the Fund at the beginning of each month.  The S&P 500 and the S&P Mid
   Cap Value  performance  for the  period  January  1, 1999 to
   December 31, 2000 was 4.90% and 14.12% respectively.
---------------------------------------------------------------

================================================================================
SECURITY SMALL CAP GROWTH FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1998   1999   2000
----   ----   ----
10.4%  87.2%  -9.6%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1998-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     53.00%        December 31, 1999
Lowest                     -20.80%        December 31, 2000
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                                              LIFE OF FUND
                           PAST 1 YEAR     (SINCE 10/15/97)
Class A                       -14.82%           17.79%
Class B                       -14.99%           18.00%
Class C                       -11.20%           26.85%(1)
Russell 2000 Index            -22.43%            3.34%(2)
---------------------------------------------------------------
1  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
2  Index performance  information is only available to the Fund at the  beginning  of each  month.  The  Russell  2000 Index performance  number  in the  chart  above is for the  period
   October 1, 1997 to December 31, 2000. The Russell 2000 Index
   performance  for the period  January 1, 1999 to December 31,
   2000 was 8.44%.
---------------------------------------------------------------

================================================================================
SECURITY ENHANCED INDEX - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

 2000
 ----
-10.1%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1999-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     15.77%        December 31, 1999
Lowest                      -8.44%        December 31, 2000
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                                             LIFE OF FUND
                          PAST 1 YEAR      (SINCE 1/29/99)
Class A                     -15.27%            -0.80%
Class B                     -15.33%            -0.54%
Class C                     -11.84%             1.58%
S&P 500                      -9.10%             2.88%(1)
---------------------------------------------------------------
1  Index performance  information is only available to the Fund at the beginning of each month.  The S&P 500  performance is for the period January 1, 1999 to December 31, 2000.
---------------------------------------------------------------

================================================================================
SECURITY INTERNATIONAL FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

 2000
 ----
-21.0%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1999-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     32.10%        December 31, 1999
Lowest                      -8.15%        December 31, 2000
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                                             LIFE OF FUND
                          PAST 1 YEAR      (SINCE 1/29/99)
Class A                     -25.53%            -2.46%
Class B                     -25.44%            -2.19%
Class C                     -22.37%             0.67%
MSCI EAFE Index             -14.17%             4.73%(1)
---------------------------------------------------------------
1  Index performance  information is only available to the Fund at the  beginning of each month.  The MSCI EAFE Index is for the period January 1, 1999 to December 31, 2000.
---------------------------------------------------------------

================================================================================
SECURITY SELECT 25 FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

 2000
 ----
-17.7%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1999-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     18.23%        December 31, 1999
Lowest                      -9.61%        December 31, 2000
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                                             LIFE OF FUND
                          PAST 1 YEAR      (SINCE 1/29/99)
Class A                     -22.41%            -1.78%
Class B                     -22.41%            -1.47%
Class C                     -19.02%             0.83%
S&P 500 Index                -9.10%             2.88%(1)
---------------------------------------------------------------
1  Index performance  information is only available to the Fund at the beginning of each month. The S&P 500 Index is for the period January 1, 1999 to December 31, 2000.
---------------------------------------------------------------

================================================================================
SECURITY ULTRA FUND - CLASS A
================================================================================

[BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1991   1992   1993  1994   1995   1996   1997   1998   1999   2000
----   ----   ----  ----   ----   ----   ----   ----   ----   ----
59.7%   7.7%  9.9%  -6.6%  19.3%  18.0%  17.8%  16.7%  59.7%  16.4%

---------------------------------------------------------------
HIGHEST AND LOWEST RETURNS
(QUARTERLY 1991-2000)
---------------------------------------------------------------
                                            QUARTER ENDED
Highest                     37.08%        December 31, 1999
Lowest                     -16.67%       September 30, 1998
---------------------------------------------------------------

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2000)
---------------------------------------------------------------
                           PAST         PAST          PAST
                          1 YEAR       5 YEARS      10 YEARS
Class A                    9.73%        23.27%       19.60%
Class B                   10.26%        23.34%       17.44%(1)
Class C                   14.27%        33.88%(2)      N/A
S&P MidCap Growth Index    9.15%        24.07%       19.09%(3,4)
S&P 400               17.50%        20.41%       19.86%(3)
---------------------------------------------------------------
1  For  the  period   beginning   October  19,  1993  (date  of
   inception) to December 31, 2000.
2  For  the  period   beginning   January  29,  1999  (date  of
   inception) to December 31, 2000.
3  Index performance  information is only available to the Fund at the  beginning  of  each  month.  The S&P 400 and the S&P
   MidCap Growth Index  performance  for the period  October 1,
   1993  to   December   31,   2000  was   17.81%   and  20.15%
   respectively. For the period January 1, 1999 to December 31,
   2000  the  performance  for the  S&P 400 and the S&P  MidCap
   Growth Index was 16.10% and 18.53% respectively.
4  For the period since the inception of the S&P Mid Cap Growth
   Index which was June 1, 1991.
---------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

THIS TABLE  DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUNDS.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (ALL FUNDS) (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                   CLASS A     CLASS B       CLASS C     CLASS S
                                   SHARES      SHARES(1)     SHARES      SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Purchases (as a percentage of       5.75%        None        None        None
offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption        None(2)      5%(3)       1%(4)      6%(5)
proceeds, whichever is lower)
--------------------------------------------------------------------------------
1  Class B shares convert tax-free to Class A shares  automatically  after eight years.
2  Purchases of Class A shares in amounts of  $1,000,000 or more are not subject to an initial sales load;  however,  a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
3  5% during the first year, decreasing to 0% in the sixth and following years.
4  A deferred  sales charge of 1% is imposed in the event of  redemption  within one year of purchase.
5  6% during the first year, decreasing to 0% in the eighth and following years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
                                         CLASS A   CLASS B   CLASS C   CLASS S
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Management fee...........................  1.27%    1.27%     1.28%     1.28%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.00%    0.00%     0.00%     0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.27%    2.27%     2.28%     2.28%
--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
Management fee...........................  1.02%    1.02%     1.02%     1.02%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.00%    0.00%     0.00%     0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.02%    2.02%     2.02%     2.02%
--------------------------------------------------------------------------------
GLOBAL FUND
--------------------------------------------------------------------------------
Management fee...........................  1.92%    1.92%     1.92%     1.92%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.00%    0.00%     0.00%     0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.92%    2.92%     2.92%     2.92%
--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------
Management fee...........................  0.75%    0.75%     0.75%     0.75%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.74%    0.74%     0.55%     0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.49%    2.49%     2.30%     2.30%
--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
Management fee...........................  1.00%    1.00%     1.00%     1.00%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.29%    0.32%     0.36%     0.36%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.29%    2.32%     2.36%     2.36%
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
Management fee...........................  1.00%    1.00%     1.00%     1.00%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses...........................  0.39%    0.48%     0.47%     0.47%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES(3)..  1.64%    2.48%     2.47%     2.47%
--------------------------------------------------------------------------------
ENHANCED INDEX FUND
--------------------------------------------------------------------------------
Management fee...........................  0.75%    0.75%     0.75%     0.75%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses...........................  0.44%    0.43%     0.40%     0.40%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.44%    2.18%     2.15%     2.15%
--------------------------------------------------------------------------------
INTERNATIONAL FUND
--------------------------------------------------------------------------------
Management fee...........................  1.10%    1.10%     1.10%     1.10%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses...........................  2.12%    2.17%     2.02%     2.02%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES.....  3.47%    4.27%     4.12%     4.12%
Total waivers and reductions.............  1.01%    1.01%     1.01%     1.01%
TOTAL ANNUAL FUND OPERATING EXPENSES
 WITH WAIVERS AND REDUCTIONS(4)            2.46%    3.26%     3.11%     3.11%
--------------------------------------------------------------------------------
SELECT 25 FUND
--------------------------------------------------------------------------------
Management fee...........................  0.75%    0.75%     0.75%     0.75%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses...........................  0.35%    0.36%     0.35%     0.35%(2)
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.35%    2.11%     2.10%     2.10%
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Management fee...........................  1.00%    1.00%     1.00%     1.00%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses(2)........................  0.67%    0.68%     0.66%     0.66%
TOTAL ANNUAL FUND OPERATING EXPENSES5....  1.92%    2.68%     2.66%     2.66%
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
Management fee...........................  1.00%    1.00%     1.00%     1.00%
Distribution (12b-1) fees(1).............  0.25%    1.00%     1.00%     1.00%
Other expenses(2)........................  1.08%    1.04%     1.04%     1.04%
TOTAL ANNUAL FUND OPERATING EXPENSES5....  2.33%    3.04%     3.04%     3.04%
--------------------------------------------------------------------------------
ULTRA FUND
--------------------------------------------------------------------------------
Management fee...........................  1.11%    1.11%     1.11%     1.11%
Distribution (12b-1) fees(1).............  0.00%    1.00%     1.00%     1.00%
Other expenses...........................  0.00%    0.00%     0.00%     0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES.....  1.11%    2.11%     2.11%     2.11%
--------------------------------------------------------------------------------

1  The Funds have also  adopted a Brokerage  Enhancement  Plan under Rule 12b-1, but have not yet implemented the Plan. If the Brokerage  Enhancement  Plan is implemented,  it is not  expected  that the  amounts  received  by the Fund's distributor  would  exceed  0.05% of any  Fund's  average  net  assets.  This additional amount is not reflected in the "Distribution  (12b-1) fees" row of the table.

2  "Other Expenses" are based on estimates for the current fiscal year.

3  Small Cap Growth Fund's total annual  operating  expenses for the most recent fiscal year were less than the amount shown  because of voluntary fee waivers and/or  reimbursement  of expenses by the Funds'  Investment  Manager.  These voluntary  waivers and  reimbursements  may be eliminated at any time without notice to shareholders.  With the fee waiver and/or reimbursement,  the Small
   Cap Growth  Fund's actual total annual fund  operating  expenses for the year ended  September  30, 2000,  was 1.55% for Class A shares,  2.44% for Class B shares,  2.39% for Class C shares  and is  estimated  to be 2.39% for Class S shares.

4  The  Investment  Manager has  contractually  agreed to limit the total annual expenses of the International  Fund to 2.25% of its average daily net assets, exclusive of interest,  taxes,  extraordinary  expenses,  brokerage  fees and commissions and 12b-1 fees.

5  The total annual  operating  expenses for the Large Cap Growth and Technology
   Funds is estimated to be less than the amount shown  because of voluntary fee waivers  and/or  reimbursement  of expense by the Investment  Manager.  These voluntary  waivers and  reimbursements  may be eliminated at any time without notice  to  shareholders.  With  fee  waivers  and/or  reimbursements,  it is estimated that the actual total annual fund operating  expenses for the Large
   Cap Growth Fund for the year ended September 30, 2001 will be 1.85% for Class
   A shares,  2.61% for Class B shares  and 2.60% for Class C and Class S shares and for the Technology  Fund for the same time period will be 2.25% for Class
   A  shares   and   3.00%   for   Class  B,   Class  C  and   Class  S  shares.
--------------------------------------------------------------------------------

EXAMPLE

This  example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

Each  Example  assumes  that you invest  $10,000 in a Fund for the time  periods indicated.  Each Example also assumes that your  investment has a 5% return each year and that the  Funds'  operating  expenses  remain the same.  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the  following  expenses if you redeemed your shares at the end of each period.

--------------------------------------------------------------------------------
                                                         1 YEAR
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............    $697       $730       $331      $  831
Equity Fund .........................     673        705        305         805
Global Fund .........................     759        795        395         895
Total Return Fund ...................     718        752        333         833
Mid Cap Value Fund ..................     699        735        339         839
Small Cap Growth Fund ...............     732        751        350         850
Enhanced Index Fund .................     713        721        318         818
International Fund ..................     905        929        513       1,013
Select 25 Fund ......................     705        714        313         813
Large Cap Growth Fund ...............     759        771        369         869
Technology Fund .....................     798        807        407         907
Ultra Fund ..........................     682        714        314         814
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        3 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $  955     $1,009     $  712     $1,212
Equity Fund .........................      881        934        634      1,134
Global Fund .........................    1,143      1,204        904      1,404
Total Return Fund ...................    1,019      1,076        718      1,218
Mid Cap Value Fund ..................      960      1,024        736      1,236
Small Cap Growth Fund ...............    1,063      1,073        770      1,270
Enhanced Index Fund .................    1,004        982        673      1,173
International Fund ..................    1,579      1,595      1,252      1,752
Select 25 Fund ......................      978        961        658      1,158
Large Cap Growth Fund ...............    1,143      1,132        826      1,326
Technology Fund .....................    1,261      1,239        939      1,439
Ultra Fund ..........................      908        961        661      1,161
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        5 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $1,232     $1,415     $1,220     $1,520
Equity Fund .........................    1,106      1,288      1,088      1,388
Global Fund .........................    1,574      1,738      1,538      1,838
Total Return Fund ...................    1,341      1,525      1,230      1,530
Mid Cap Value Fund ..................    1,242      1,440      1,260      1,560
Small Cap Growth Fund ...............    1,415      1,521      1,316      1,616
Enhanced Index Fund .................    1,317      1,369      1,154      1,454
International Fund ..................    2,274      2,374      2,106      2,406
Select 25 Fund ......................    1,272      1,374      1,129      1,429
Large Cap Growth Fund ...............      ---        ---        ---        ---
Technology Fund .....................      ---        ---        ---        ---
Ultra Fund ..........................    1,151      1,334      1,134      1,434
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        10 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $2,021     $2,354     $2,615     $2,615
Equity Fund .........................    1,751      2,090      2,348      2,348
Global Fund .........................    2,689      2,999      3,242      3,242
Total Return Fund ...................    2,252      2,580      2,636      2,636
Mid Cap Value Fund ..................    2,042      2,398      2,696      2,696
Small Cap Growth Fund ...............    2,407      2,609      2,806      2,806
Enhanced Index Fund .................    2,200      2,326      2,483      2,483
International Fund ..................    4,109      4,264      4,306      4,306
Select 25 Fund ......................    2,105      2,248      2,431      2,431
Large Cap Growth Fund ...............      ---        ---        ---        ---
Technology Fund .....................      ---        ---        ---        ---
Ultra Fund ..........................    1,849      2,186      2,441      2,441
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

--------------------------------------------------------------------------------
                                                         1 YEAR
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............    $697       $230       $231       $231
Equity Fund .........................     673        205        205        205
Global Fund .........................     759        295        295        295
Total Return Fund ...................     718        252        233        233
Mid Cap Value Fund ..................     699        235        239        239
Small Cap Growth Fund ...............     732        251        250        250
Enhanced Index Fund .................     713        221        218        218
International Fund ..................     905        429        413        413
Select 25 Fund ......................     705        214        213        213
Large Cap Growth Fund ...............     759        271        269        269
Technology Fund .....................     798        307        307        307
Ultra Fund ..........................     682        214        214        214
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        3 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $  955     $  709     $  712     $  712
Equity Fund .........................      881        634        634        634
Global Fund .........................    1,143        715        904        904
Total Return Fund ...................    1,019        776        718        718
Mid Cap Value Fund ..................      960        724        736        736
Small Cap Growth Fund ...............    1,063        773        770        770
Enhanced Index Fund .................    1,004        682        673        673
International Fund ..................    1,579      1,295      1,252      1,252
Select 25 Fund ......................      978        661        658        658
Large Cap Growth Fund ...............    1,143        832        826        826
Technology Fund .....................    1,261        939        939        939
Ultra Fund ..........................      908        694        661        661
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        5 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $1,237     $1,215     $1,220     $1,220
Equity Fund .........................    1,106      1,088      1,088      1,088
Global Fund .........................    1,574      1,225      1,538      1,538
Total Return Fund ...................    1,341      1,325      1,230      1,230
Mid Cap Value Fund ..................    1,242      1,240      1,260      1,260
Small Cap Growth Fund ...............    1,415      1,321      1,316      1,316
Enhanced Index Fund .................    1,317      1,169      1,154      1,154
International Fund ..................    2,274      2,174      2,106      2,106
Select 25 Fund ......................    1,272      1,134      1,129      1,129
Large Cap Growth Fund ...............      ---        ---        ---        ---
Technology Fund .....................      ---        ---        ---        ---
Ultra Fund ..........................    1,151      1,134      1,134      1,134
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        10 YEARS
                                        ----------------------------------------
                                        CLASS A    CLASS B    CLASS C    CLASS S
Growth and Income Fund ..............   $2,021     $2,354     $2,615     $2,615
Equity Fund .........................    1,751      2,090      2,348      2,348
Global Fund .........................    2,689      2,533      3,242      3,242
Total Return Fund ...................    2,252      2,580      2,636      2,636
Mid Cap Value Fund ..................    2,042      2,398      2,696      2,696
Small Cap Growth Fund ...............    2,407      2,609      2,806      2,806
Enhanced Index Fund .................    2,200      2,326      2,483      2,483
International Fund ..................    4,109      4,264      4,306      4,306
Select 25 Fund ......................    2,105      2,248      2,431      2,431
Large Cap Growth Fund ...............      ---        ---        ---        ---
Technology Fund .....................      ---        ---        ---        ---
Ultra Fund ..........................    1,849      2,186      2,441      2,441
--------------------------------------------------------------------------------

INVESTMENT MANAGER

Security Management  Company,  LLC (the "Investment  Manager"),  700 SW Harrison
Street,  Topeka, Kansas 66636, is the Funds' investment manager. On December 31,
2000,  the  aggregate  assets of all of the mutual  funds  under the  investment management of the Investment Manager were approximately $6.0 billion.

The  Investment  Manager has  engaged  OppenheimerFunds,  Inc.,  Two World Trade
Center,  New York, New York 10048, to provide  investment  advisory  services to
Global Fund. OppenheimerFunds,  Inc. has operated as an investment advisor since
January 1960.  OppenheimerFunds,  Inc.  (including  subsidiaries and affiliates)
managed more than $125 billion assets as of December 31, 2000,  including  other mutual funds with more than 5 million shareholder accounts.

The Investment Manager has engaged Strong Capital Management, Inc., 100 Heritage
Reserve,  Menomonee  Falls,  Wisconsin  53051,  to provide  investment  advisory services to the Small Cap Growth Fund.  Strong was established in 1974 and as of
September 30, 2000, manages over $47 billion in assets.

The Investment Manager has engaged Bankers Trust Company ("Bankers Trust"),  130
Liberty  Street,  New York,  New York  10006,  to  provide  investment  advisory services to the Enhanced Index Fund and  International  Fund.  Bankers Trust was
founded  in 1903 and as of  September  30,  2000  manages  over $300  billion in assets.

Prior to June 4, 1999,  Bankers Trust  Company was a wholly owned  subsidiary of
Bankers Trust  Corporation.  On June 4, 1999,  Bankers Trust Corporation  merged with and into a  subsidiary  of Deutsche  Bank AG.  Deutsche  Bank AG is a major global  banking  institution  that  is  engaged  in a wide  range  of  financial services,  including investment management,  mutual funds, retail and commercial banking, investment banking and insurance.

The Investment Manager has engaged Wellington  Management Company, LLP, 75 State
Street, Boston, Massachusetts,  02109 to provide investment advisory services to the Technology Fund.

Wellington  Management  is a limited  liability  partnership  which  traces  its origins to 1928. As of September  30, 2000  Wellington  Management  managed over
$266  billion  in assets on behalf of  investment  companies,  employee  benefit plans, endowments, foundations and other institutions.

The  Investment  Manager and the Funds have  received  from the  Securities  and
Exchange Commission an exemptive order for a multi-manager structure that allows the Investment  Manager to hire, replace or terminate  sub-advisors  without the approval of shareholders. The order also allows the Investment Manager to revise a  sub-advisory  agreement  with the  approval  of Fund  Directors,  but without shareholder approval.  If a new sub-advisor is hired,  shareholders will receive information  about the new sub-advisor  within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater  flexibility.  The
Investment Manager provides the following  oversight and evaluation  services to the Funds which use a sub-advisor:

o  performing initial due diligence on prospective sub-advisors for the Funds
o  monitoring the performance of the sub-advisors
o  communicating performance expectations to the sub-advisors
o  ultimately  recommending  to the Board of Directors  whether a  sub-advisor's contract should be renewed, modified or terminated.

The  Investment  Manager  does not  expect  to  recommend  frequent  changes  of sub-advisors.  Although the Investment  Manager will monitor the  performance of the sub-advisors, there is no certainty that any sub-advisor or Fund will obtain favorable results at any given time.

MANAGEMENT FEES -- The following chart shows the investment management fees paid by each Fund during the last fiscal year, except as otherwise indicated.

             -----------------------------------------------------
             MANAGEMENT FEES
             (expressed as a percentage of average net assets)
             -----------------------------------------------------
             Growth and Income Fund.......................   1.27%
             Equity Fund..................................   1.02%
             Global Fund..................................   1.92%
             Total Return Fund............................   0.75%
             Mid Cap Value Fund...........................   1.00%
             Small Cap Growth Fund........................   1.00%
             Enhanced Index Fund..........................   0.75%
             International Fund...........................   1.10%
             Select 25 Fund...............................   0.75%
             Large Cap Growth Fund*.......................   1.00%
             Technology Fund*.............................   1.00%
             Ultra Fund...................................   1.11%
             -----------------------------------------------------
             *These Funds were not available until May 1, 2000.
             -----------------------------------------------------

The Investment  Manager may waive some or all of its management fee to limit the total operating  expenses of a Fund to a specified level. The Investment Manager also may  reimburse  expenses  of a Fund from  time to time to help it  maintain competitive  expense  ratios.  These  arrangements  are  voluntary  and  may  be terminated at any time. The fees without waivers or reimbursements  are shown in the fee table on page 17.

PORTFOLIO  MANAGERS  -- DEAN S.  BARR,  Managing  Director  and  Head of  Global
Quantitative Index Strategies,  has been co-manager of Enhanced Index Fund since he joined Bankers Trust in September  1999.  Prior to joining  Bankers Trust, he was Chief Investment Officer of Active  Quantitative  Strategies at State Street
Global  Advisors.  He has a  bachelor's  degree from Cornell  University  and an
M.B.A. in finance from New York University Graduate School of Business.

MANISH KESHIVE,  Director  Bankers Trust,  has been co-manager of Enhanced Index
Fund since  September,  1999. He joined Bankers Trust in 1996.  Prior to joining
Bankers Trust,  he was a student  earning a B.S.  degree in Technology  from the
Indian Institute of Technology in 1993 and an M.S. degree from the Massachusetts
Institute of Technology in 1995.

MICHAEL LEVY,  Managing  Director of Bankers Trust,  has been co-lead manager of
International  Fund since its inception in January 1999. He has been a portfolio manager of other investment  products with similar  investment  objectives since joining Bankers Trust in 1993. Mr. Levy is Bankers Trust's  International Equity
Strategist and is head of the  international  equity team. He has served in each of these capacities since 1993. The international equity team is responsible for the  day-to-day  management  of the Fund as well as other  international  equity portfolios  managed by Bankers  Trust.  Mr. Levy's  experience  prior to joining
Bankers Trust includes senior equity analyst with Oppenheimer & Company, as well as positions in investment banking, technology and manufacturing enterprises. He has 28 years  of  business  experience,  of  which  18  years  have  been in the investment industry.

TERRY A. MILBERGER, Senior Portfolio Manager of the Investment Manager, has been the  manager of Equity  Fund since 1981 and Growth and Income  Fund since  March
2000.  He has been the lead  manager  of Select 25 Fund since its  inception  in
January 1999 and of Total Return Fund since May 1999.  He has more than 25 years of investment  experience.  He began his career as an investment  analyst in the insurance  industry,  and from 1974  through  1978,  he  served as an  assistant portfolio  manager  for the  Investment  Manager.  He was then  employed as Vice
President  of Texas  Commerce  Bank and  managed  its  pension  assets  until he returned to the  Investment  Manager in 1981. Mr.  Milberger  holds a bachelor's degree  in  business  and an  M.B.A.  from the  University  of  Kansas  and is a
Chartered Financial Analyst.

BRANDON  NELSON was named  co-manager  of the Small Cap Growth  Fund in December
2000. Mr. Nelson has over four years of investment  experience and joined Strong in 1996 after  working as a summer intern on the Ognar team in 1995. He received a M.S.  degree in  finance  from the  University  of  Wisconsin-Madison  and was selected to participate in the Applied  Security  Analysis  Program.  Mr. Nelson
earned a B.B.A. degree in finance from the University of  Wisconsin-Madison.  He is also a Chartered Financial Analyst charter holder.

RONALD C. OGNAR,  Portfolio Manager of Strong, has been the manager of Small Cap
Growth Fund since its  inception in 1997.  He is a Chartered  Financial  Analyst with more than 30 years of  investment  experience.  Mr. Ognar joined  Strong in
April 1993 after two years as a principal and portfolio manager with RCM Capital
Management.  For  approximately  3 years  prior to his  position  at RCM Capital
Management,  he was a portfolio manager at Kemper Financial Services in Chicago.
Mr. Ognar began his investment  career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.

ROBERT REINER,  Managing  Director at Bankers Trust, has been co-lead manager of
International  Fund since its inception in January 1999. He has been a portfolio manager of other investment  products with similar  investment  objectives since joining  Bankers  Trust in 1994.  At  Bankers  Trust,  he has been  involved  in developing  analytical and investment tools for the group's international equity team.  His primary  focus has been on Japanese  and European  markets.  Prior to joining Bankers Trust, he was an equity analyst and also provided  macroeconomic coverage for Scudder, Stevens & Clark from 1993 to 1994. He previously served as
Senior  Analyst  at  Sanford  C.  Bernstein  & Co.  from  1991 to 1992,  and was instrumental  in the  development of Bernstein's  International  Value Fund. Mr.
Reiner spent more than nine years at Standard & Poor's Corporation, where he was a member of its  international  ratings group. His tenure included  managing the day-to-day  operations  of the  Standard & Poor's  Corporation  Tokyo office for three years.

WELLINGTON   MANAGEMENT   COMPANY'S  GLOBAL  TECHNOLOGY  TEAM  has  managed  the
Technology  Fund since its inception in May of 2000. The Global  Technology Team is  comprised  of a group of  global  industry  analysts  who  focus on  various sub-sectors of the Technology industry.  The Global Technology Team is supported by a significant number of specialized  fundamental,  quantitative and technical analysts; macro-economic analysts and traders.

JAMES P. SCHIER,  Senior Portfolio Manager of the Investment  Manager,  has been the  manager of Mid Cap Value Fund since its  inception  in 1997 and has managed
Ultra Fund since  January 1998.  He has 17 years  experience  in the  investment field and is a Chartered  Financial  Analyst.  While  employed by the Investment
Manager,  he also served as a research analyst.  Prior to joining the Investment
Manager in 1995, he was a portfolio manager for Mitchell Capital Management from
1993 to 1995.  From  1988 to 1993 he  served  as Vice  President  and  Portfolio
Manager  for  Fourth  Financial.  Prior to 1988,  Mr.  Schier  served in various positions in the investment field for Stifel Financial,  Josepthal & Company and
Mercantile  Trust Company.  Mr. Schier earned a bachelor of business degree from the University of Notre Dame and an M.B.A. from Washington University.

CINDY L. SHIELDS,  Portfolio Manager of the Investment Manager,  has managed the
Large Cap  Growth  Fund  since its  inception  in May of 2000.  She  joined  the
Investment  Manager in 1989 and has been a  portfolio  manager  of other  mutual funds for the Investment Manager since 1994. Ms. Shields graduated from Washburn
University  with a bachelor  of  business  administration  degree,  majoring  in finance and economics.  She is a Chartered  Financial  Analysts with 12 years of investment experience.

JULIE WANG, Director at Bankers Trust, has been co-manager of International Fund since its inception in January 1999. She has been a manager of other  investment products with similar investment objectives since joining Bankers Trust in 1994.
Ms. Wang has primary focus on the  Asia-Pacific  region and the Fund's  emerging market  exposure.  Prior to joining  Bankers  Trust,  Ms. Wang was an investment manager at American International Group, where she assisted in the management of
$7 billion of assets in Southeast Asia,  including  private and listed equities, bonds,  loans and structured  products.  Ms. Wang received her B.A.  (economics)
from Yale University and her M.B.A. from the Wharton School.

FRANK  WHITSELL,  Portfolio  Manager of the Investment  Manager,  has co-managed
Total  Return  Fund  since  May 1999 and has  co-managed  Select  25 Fund  since
February 2000. He joined the Investment  Manager in 1994. Mr. Whitsell graduated from  Washburn  University  with a bachelor of business  administration  degree, majoring in accounting and finance, and an M.B.A.

WILLIAM L. WILBY,  Senior Vice President and Director of International  Equities
of  OppenheimerFunds,  became the manager of Global Fund in November 1998. Prior to joining Oppenheimer in 1991, he was an international investment strategist at
Brown Brothers Harriman & Co. Prior to Brown Brothers,  Mr. Wilby was a managing director  and  portfolio  manager  at AIG Global  Investors.  He joined AIG from
Northern Trust Bank in Chicago,  where he was an international  pension manager.
Before  starting  his  career  in  portfolio   management,   Mr.  Wilby  was  an
international  financial  economist  at  Northern  Trust Bank and at the Federal
Reserve Bank in Chicago.  Mr. Wilby is a graduate of the United States  Military
Academy and holds an M.A. and a Ph.D. in International  Monetary  Economics from the University of Colorado. He is a Chartered Financial Analyst.

BUYING SHARES

Shares of the Funds  are  available  through  broker/dealers,  banks,  and other financial  intermediaries  that have an agreement  with the Funds'  Distributor,
Security  Distributors,  Inc. A broker/dealer may impose a transaction charge on the purchase of Fund shares. Fund shares purchased directly from the Fund do not contain a transaction  charge but may contain a front-end  sales charge as noted
under "Class A shares".

There are four different ways to buy shares of the Funds--Class A shares,  Class
B shares,  Class C or Class S shares.  The  different  classes of a Fund  differ primarily with respect to the sales charges and Rule 12b-1  distribution fees to which they are  subject.  The minimum  initial  investment  is $100.  Subsequent investments must be $100 (or $20 under an Accumulation  Plan). The Funds reserve the right to reject any order to purchase shares.

CLASS A SHARES -- Class A shares are  subject  to a sales  charge at the time of purchase. An order for Class A shares will be priced at a Fund's net asset value per share (NAV),  plus the sales charge set forth below. The NAV, plus the sales charge, is the "offering price." A Fund's NAV is generally  calculated as of the close of trading on every day the New York Stock  Exchange is open. An order for
Class A shares is priced at the NAV next calculated  after the order is accepted by the Fund, plus the sales charge.

--------------------------------------------------------------------------------
                                                     SALES CHARGE
                                       -----------------------------------------
                                        AS A PERCENTAGE      AS A PERCENTAGE OF
AMOUNT OF ORDER                        OF OFFERING PRICE     NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $50,000 .....................      5.75%                  6.10%
$50,000 to $99,999 ....................      4.75%                  4.99%
$100,000 to $249,999 ..................      3.75%                  3.90%
$250,000 to $499,999 ..................      2.75%                  2.83%
$500,000 to $999,999 ..................      2.00%                  2.04%
$1,000,000 or more* ...................      None                   None
--------------------------------------------------------------------------------
*Purchases of  $1,000,000  or more are not subject to a sales charge at the time of  purchase,  but are subject to a deferred  sales charge of 1.00% if redeemed within one year following  purchase.  The deferred sales charge is a percentage of the lesser of the NAV of the shares redeemed or the net cost of such shares.
 Shares that are not subject to a deferred sales charge are redeemed first.
--------------------------------------------------------------------------------

Please see  Appendix A for options  that are  available  for  reducing the sales charge applicable to purchases of Class A shares.

CLASS A  DISTRIBUTION  PLAN -- The Small  Cap  Growth,  International,  Enhanced
Index,  Select 25, Large Cap Growth and  Technology  Funds have adopted  Class A
Distribution  Plans that allow each of these Funds to pay  distribution  fees to the Funds'  Distributor.  The  Distributor  uses the fees to pay for  activities related to the sale of Class A shares and services provided to shareholders. The distribution fee is equal to 0.25% of the average daily net assets of the Fund's
Class A shares.  Because the distribution fees are paid out of the Fund's assets on an  ongoing  basis,  over  time  these  fees  will  increase  the  cost  of a shareholder's  investment  and may cost an investor more than paying other types of sales charges.

CLASS B SHARES -- Class B shares are not  subject to a sales  charge at the time of  purchase.  An order for Class B shares will be priced at the Fund's NAV next calculated  after the order is accepted by the Fund.  A Fund's NAV is  generally calculated  as of the close of trading on every day the New York Stock  Exchange is open.

Class B shares are subject to a deferred sales charge if redeemed within 5 years from the date of purchase.  The deferred sales charge is a percentage of the NAV of the shares at the time they are  redeemed  or the  original  purchase  price, whichever is less.  Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred  sales charge is based upon the number of years since the shares were purchased, as follows:

                        --------------------------------
                        NUMBER OF YEARS       DEFERRED
                        SINCE PURCHASE      SALES CHARGE
                        --------------------------------
                              1                  5%
                              2                  4%
                              3                  3%
                              4                  3%
                              5                  2%
                          6 and more             0%
                        --------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of the Deferred Sales Charge," page 30.

CLASS B DISTRIBUTION  PLAN -- The Funds have adopted Class B Distribution  Plans that allow each of the Funds to pay distribution  fees to the  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class B shares and services to  shareholders.  The distribution fee is equal to 1.00% of the  average  daily  net  assets  of the  Fund's  Class B  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase.  This is advantageous to such  shareholders  because Class A shares are subject to a lower  distribution  fee than Class B shares (or in some cases, no distribution  fee). A pro rata amount of Class B shares purchased through the reinvestment  of dividends or other  distributions  is also converted to Class A shares each time that shares purchased directly are converted.

CLASS C SHARES -- Class C shares are not  subject to a sales  charge at the time of  purchase.  An order for Class C shares  will be priced at a Fund's  NAV next calculated  after the order is accepted by the Fund.  A Fund's NAV is  generally calculated  as of the close of trading on every day the New York Stock  Exchange is open.

Class C shares  are  subject  to a deferred  sales  charge of 1.00% if  redeemed within  one year  from the date of  purchase.  The  deferred  sales  charge is a percentage  of the NAV of the  shares  at the  time  they  are  redeemed  or the original  purchase price,  whichever is less. Shares that are not subject to the deferred sales charge are redeemed first.  Then, shares held the longest will be the first to be redeemed.  The Distributor  will waive the deferred sales charge under  certain  circumstances.  See "Waiver of the Deferred  Sales  Charge" page
30.

CLASS C DISTRIBUTION  PLAN -- The Funds have adopted Class C Distribution  Plans that allow each of the Funds to pay distribution  fees to the  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class C shares and services to  shareholders.  The distribution fee is equal to 1.00% of the  average  daily  net  assets  of the  Fund's  Class C  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

CLASS S SHARES -- Class S shares are not  subject to a sales  charge at the time of  purchase.  An order for Class S shares will be priced at the Fund's NAV next calculated  after the order is accepted by the Fund. The Fund's NAV is generally calculated  as of the close of trading on every day the New York Stock  Exchange is open.

Class S shares are subject to a deferred  sales charge if redeemed  within seven years from the date of purchase.  The deferred  sales charge is a percentage  of the NAV of the shares at the time they are  redeemed  or the  original  purchase price,  whichever  is less.  Shares that are not subject to the  deferred  sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred  sales charge is based upon the number of years since the shares were purchased, as follows:

                  --------------------------------------------
                  YEAR SINCE PURCHASE      CONTINGENT DEFERRED
                    PAYMENT WAS MADE          SALES CHARGE
                  --------------------------------------------
                         First                     6%
                         Second                    6%
                         Third                     5%
                         Fourth                    4%
                         Fifth                     3%
                         Sixth                     2%
                         Seventh                   1%
                  Eighth and Following             0%
                  --------------------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of the Deferred Sales Charge," page 30.

CLASS S DISTRIBUTION  PLAN -- The Fund has adopted a Class S  Distribution  Plan that  allows  the  Fund  to  pay  distribution  fees  to  the  Distributor.  The
Distributor uses the fees to finance  activities  related to the sale of Class S shares and services to  shareholders.  The distribution fee is equal to 1.00% of the  average  daily  net  assets  of the  Fund's  Class S  shares.  Because  the distribution  fees are paid out of the Fund's assets on an ongoing  basis,  over time these fees will  increase the cost of a  shareholder's  investment  and may cost an investor more than paying other types of sales charges.

BROKERAGE  ENHANCEMENT  PLAN -- The Funds have adopted,  in accordance  with the provisions of Rule 12b-1 under the  Investment  Company Act of 1940, a Brokerage
Enhancement  Plan  (the  "Plan").  However,  to  date,  the  Plan  has not  been implemented. If implemented,  the Plan would use available brokerage commissions to promote the sale and distribution of Fund shares.

Under the Plan, the Funds may direct the Investment  Manager or a sub-advisor to use certain broker-dealers for securities transactions.  (The duty of best price and execution  still applies to these  transactions.)  These are  broker-dealers that have agreed either (1) to pay a portion of their  commission  from the sale and purchase of  securities  to the  Distributor  or other  introducing  brokers
("Brokerage  Payments"),  or (2)  to  provide  brokerage  credits,  benefits  or services ("Brokerage Credits").  The Distributor will use all Brokerage Payments and Credits (other than a minimal amount to defray its legal and  administrative costs) to finance  activities that are meant to result in the sale of the Funds'
shares, including:

o  holding or participating in seminars and sales meetings promoting the sale of the Funds' shares
o  paying marketing fees requested by broker-dealers who sell the Funds
o  training sales personnel
o  creating and mailing advertising and sales literature
o  financing  any other  activity  that is intended to result in the sale of the
   Funds' shares.

The Plan  permits the  Brokerage  Payments and Credits  generated by  securities transactions  from one Series of a Fund to inure to the benefit of other  Series as well. The Plan is not expected to increase the brokerage  costs of the Funds.
For more  information  about the Plan,  please read the "Allocation of Portfolio
Brokerage" section of the Statement of Additional Information.

WAIVER OF DEFERRED SALES CHARGE -- The Distributor will waive the deferred sales charge under the following circumstances:

o  Upon the death of the  shareholder if shares are redeemed  within one year of the shareholder's death

o  Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder  becoming disabled and the shareholder was not disabled when the shares were purchased

o  In connection  with required  minimum  distributions  from a retirement  plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue
   Code

o  In connection  with  distributions  from  retirement  plans  qualified  under
   Section 401(a), 401(k) or 403(b) of the Internal Revenue Code for:

   -  returns of excess contributions to the plan

   -  retirement of a participant in the plan

   -  a loan  from the plan  (loan  repayments  are  treated  as new  sales  for purposes of the deferred sales charge)

   -  financial  hardship  (as  defined  in  regulations  under  the  Code) of a participant in a plan

   -  termination of employment of a participant in a plan

   -  any other permissible withdrawal under the terms of the plan.

CONFIRMATIONS AND STATEMENTS -- The Funds will send you a confirmation statement after every  transaction  that  affects your  account  balance or  registration.
However,  certain  automatic  transactions may be confirmed on a quarterly basis including systematic withdrawals,  automatic purchases and reinvested dividends.
Each shareholder will receive a quarterly  statement  setting forth a summary of the transactions that occurred during the preceding quarter.

SELLING SHARES

Selling  your shares of a Fund is called a  "redemption,"  because the Fund buys back its  shares.  A  shareholder  may sell  shares at any time.  Shares will be redeemed  at the NAV next  determined  after the order is accepted by the Fund's transfer  agent,  less any  applicable  deferred  sales charge.  A Fund's NAV is generally  calculated as of the close of trading on every day the New York Stock
Exchange is open.  Any share  certificates  representing  Fund shares being sold must be returned with a request to sell the shares.

When redeeming  recently purchased shares, if the Fund has not collected payment for the  shares,  it may  delay  sending  the  proceeds  until it has  collected payment, which may take up to 15 days.

BY MAIL -- To sell shares by mail, send a letter of instruction that includes:

o  The name and signature of the account owner(s)
o  The name of the Fund
o  The dollar amount or number of shares to sell
o  Where to send the proceeds
o  A signature guarantee if
   -  The check will be mailed to a payee or address  different than that of the account owner, or
   -  The sale of shares is more than $10,000.

--------------------------------------------------------------------------------
A SIGNATURE  GUARANTEE  helps protect  against  fraud.  Banks,  brokers,  credit unions, national securities exchanges and savings associations provide signature guarantees.  A notary public is not an eligible signature  guarantor.  For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

                        Security Management Company, LLC
                        P.O. Box 750525
                        Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

o  INDIVIDUAL  OR JOINT  TENANTS:  Written  instructions  must be  signed  by an individual  shareholder,  or in  the  case  of  joint  accounts,  all  of the shareholders, exactly as the name(s) appears on the account.

o  UGMA OR UTMA:  Written  instructions  must be signed by the  custodian  as it appears on the account.

o  SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

o  CORPORATION  OR  ASSOCIATION:  Written  instructions  must be  signed  by the person(s)  authorized  to act on the account.  A certified  resolution  dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Funds.

o  TRUST: Written instructions must be signed by the trustee(s).  If the name of
   the  current   trustee(s)  does  not  appear  on  the  account,  a  certified certificate of incumbency dated within 60 days must also be submitted.

o  RETIREMENT: Written instructions must be signed by the account owner.

BY TELEPHONE -- If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461, extension 3127, on weekdays  (except  holidays)  between 7:00 a.m. and 6:00 p.m.  Central time. The
Funds  require  that  requests for  redemptions  over $10,000 be in writing with signatures  guaranteed.  You may not close your  account by  telephone or redeem shares for which a certificate  has been issued.  If you would like to establish this option on an existing account, please call 1-800-888-2461,  extension 3127.
Shareholders  may not redeem  shares held in an  Individual  Retirement  Account
("IRA") or 403(b)(7) account by telephone.

BY BROKER -- You may redeem your shares through your broker.  Brokers may charge a commission upon the redemption of shares.

PAYMENT OF REDEMPTION PROCEEDS -- Payments may be made by check.

The Funds may suspend the right of redemption  during any period when trading on the New York Stock  Exchange is  restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

BY CHECK.  Redemption  proceeds will be sent to the  shareholder(s) of record at the address on our records  generally within seven days after receipt of a valid redemption request. For a charge of $15 deducted from redemption  proceeds,  the
Investment  Manager will provide a certified  or  cashier's  check,  or send the redemption proceeds by express mail, upon the shareholder's request.

DIVIDENDS AND TAXES

Each Fund pays its shareholders  dividends from its net investment  income,  and distributes any net capital gains that it has realized, at least annually.  Your dividends and distributions  will be reinvested in the Fund, unless you instruct the  Investment  Manager  otherwise.  There  are no fees  or  sales  charges  on reinvestments.

TAX ON  DISTRIBUTIONS  --  Fund  dividends  and  distributions  are  taxable  to shareholders  (unless  your  investment  is in an  IRA or  other  tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.

In addition to federal tax,  dividends and distributions may be subject to state and local  taxes.  If a Fund  declares a dividend  or  distribution  in October,
November or December but pays it in January,  you may be taxed on that  dividend or  distribution  as if  you  received  it in the  previous  year.  In  general, dividends and distributions from the Funds are taxable as follows:

--------------------------------------------------------------------------------
                                                              TAX RATE FOR 28%
TYPE OF DISTRIBUTION           TAX RATE FOR 15% BRACKET       BRACKET OR ABOVE
--------------------------------------------------------------------------------
Income dividends                 Ordinary Income rate       Ordinary Income rate
--------------------------------------------------------------------------------
Short-term capital gains         Ordinary Income rate       Ordinary Income rate
--------------------------------------------------------------------------------
Long-term capital gains                  10%                        20%
--------------------------------------------------------------------------------
Long-term capital gains                   8%                        18%
(held for 5 years or more)
--------------------------------------------------------------------------------

Tax-deferred  retirement  accounts  generally  do not  generate a tax  liability unless you are taking a distribution or making a withdrawal.

The Fund has  "short-term  capital  gains" when it sells shares within 12 months after buying them. The Fund has  "long-term  capital gains" when it sells shares that it has  owned  for  more  than 12  months.  The  Funds  expect  that  their distributions will consist primarily of net long-term capital gains.

The  Fund  will  mail  you   information   concerning  the  tax  status  of  the
distributions  for each calendar  year on or before  January 31 of the following year.

TAXES ON SALES OR  EXCHANGES -- You may be taxed on any sale or exchange of Fund shares.  The amount of gain or loss will depend  primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The previous  table can provide a guide for your  potential tax  liability  when selling or exchanging  Fund shares.  "Short-term  capital gains" applies to Fund shares sold or exchanged up to one year after  buying them.  "Long-term  capital gains" applies to shares held for more than one year.

BACKUP  WITHHOLDING  -- As with all  mutual  funds,  a Fund may be  required  to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable  to you if you fail to  provide  the Fund  with  your  correct  taxpayer identification  number or to make required  certifications,  or if you have been notified  by the  Internal  Revenue  Service  that  you are  subject  to  backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal  Revenue Service ensures it will collect taxes otherwise due.
Any  amounts  withheld  may be credited  against  your U.S.  federal  income tax liability.

You should  consult your tax  professional  about  federal,  state and local tax consequences  to you of an investment  in the Fund.  Please see the Statement of
Additional Information for additional tax information.

DETERMINATION OF NET ASSET VALUE

The net asset  value per share (NAV) of each Fund is computed as of the close of regular  trading hours on the New York Stock Exchange  (normally 3 p.m.  Central time) on days when the  Exchange is open.  The  Exchange is open Monday  through
Friday, except on observation of the following holidays:  New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally  based upon the market value of securities  held in the Fund's  portfolio.  If market  prices are not  available,  the fair value of securities  is  determined  using  procedures  approved by each Fund's  Board of
Directors.

Foreign  securities  are valued based on quotations  from the primary  market in which they are  traded,  and are  converted  from the local  currency  into U.S.
dollars using current  exchange  rates.  Foreign  securities  may trade in their primary  markets  on  weekends  or other  days  when the Fund does not price its shares.  Therefore,  the NAV of Funds holding  foreign  securities may change on days when shareholders will not be able to buy or sell shares of the Funds.

SHAREHOLDER SERVICES

ACCUMULATION  PLAN -- An  investor  may  choose  to  invest  in one of the Funds through a voluntary  Accumulation Plan. This allows for an initial investment of
$100  minimum  and  subsequent  investments  of  $20  minimum  at any  time.  An
Accumulation  Plan involves no obligation to make periodic  investments,  and is terminable at will.

Payments are made by sending a check to the  Distributor who (acting as an agent for the dealer) will purchase whole and fractional  shares of the Fund as of the close of business  on such day as the payment is  received.  The  investor  will receive a confirmation and statement after each investment.

Investors may also choose to use "Secur-O-Matic"  (automatic bank draft) to make
Fund purchases. There is no additional charge for choosing to use Secur-O-Matic.
Withdrawals  from your bank  account may occur up to 3 business  days before the date scheduled to purchase Fund shares.  An application for Secur-O-Matic may be obtained from the Funds.

SYSTEMATIC  WITHDRAWAL  PROGRAM  --  Shareholders  who wish to  receive  regular monthly, quarterly,  semiannual, or annual payments of $25 or more may establish a Systematic  Withdrawal  Program.  A shareholder  may elect a payment that is a specified  percentage  of the  initial or current  account  value or a specified dollar amount.  A Systematic  Withdrawal  Program will be allowed only if shares with a current  aggregate net asset value of $5,000 or more are  deposited  with the Investment  Manager,  which will act as agent for the shareholder  under the
Program. Shares are liquidated at net asset value. The Program may be terminated on  written  notice,  or it  will  terminate  automatically  if all  shares  are liquidated or redeemed from the account.

A  shareholder  may  establish a Systematic  Withdrawal  Program with respect to
Class B, Class C and Class S shares  without the  imposition  of any  applicable contingent  deferred sales charge,  provided that such withdrawals do not in any
12-month period, beginning on the date the Program is established, exceed 10% of the value of the  account on that date  ("Free  Systematic  Withdrawals").  Free
Systematic  Withdrawals are not available if a Program  established with respect to Class B, Class C or Class S shares  provides for withdrawals in excess of 10%
of  the  value  of the  account  in any  Program  year  and,  as a  result,  all withdrawals  under such a Program would be subject to any applicable  contingent deferred  sales  charge.  Free  Systematic  Withdrawals  will be made  first  by redeeming  those shares that are not subject to the  contingent  deferred  sales charge and then by redeeming  shares held the longest.  The contingent  deferred sales charge  applicable  to a redemption  of Class B, Class C or Class S shares requested while Free Systematic Withdrawals are being made will be calculated as described  under  "Waiver of  Deferred  Sales  Charges,"  page 30. A  Systematic
Withdrawal form may be obtained from the Funds.

EXCHANGE  PRIVILEGE  --  Shareholders  who own shares of the Funds may  exchange those  shares  for  shares of  another  of the Funds or for  shares of the other mutual funds  distributed by the Distributor,  which currently  include Security
Social Awareness, Diversified Income and High Yield Funds. Shareholders who hold their shares in a tax-qualified  retirement plan may also exchange shares of the
Funds for shares of Security  Capital  Preservation  Fund,  but may not exchange shares of the Funds for shares of Security  Municipal  Bond Fund.  Shareholders, except those who have purchased through the following  custodial accounts of the
Investment Manager, 403(b)(7) accounts, SEPP accounts and SIMPLE Plans, may also exchange  their shares for shares of Cash Fund.  All  exchanges  are made at the relative net asset values of the Funds on the date of the exchange.

Exchanges  may be made only in those  states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently  imposed on such an exchange.  Shares of a particular  class of the
Funds  may be  exchanged  only for  shares  of the same  class of  another  fund distributed  by  the  Distributor  or for  shares  of  Security  Cash  Fund,  if available.  At  present,  Cash Fund does not offer  Class B,  Class C or Class S shares.  Municipal  Bond  Fund does not  offer  Class C or Class S  shares.  Any applicable  contingent deferred sales charge will be imposed upon redemption and calculated  from the date of the  initial  purchase  without  regard to the time shares were held in Security Cash Fund. For tax purposes,  an exchange is a sale of shares that may result in a taxable gain or loss.  Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after  purchase of the  exchanged  shares.  Exchanges are made upon receipt of a properly completed Exchange Authorization form. A current prospectus of the fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an  employee-sponsored  retirement  plan may affect a shareholder's right to  exchange  shares as  described  above.  Contact  your plan  sponsor or administrator  to determine if all of the exchange  options  discussed above are available under your plan.

To  exchange   shares  by  telephone,   a   shareholder   must  hold  shares  in
non-certificate  form and must  either have  completed  the  Telephone  Exchange section of the application or a Telephone Transfer  Authorization form which may be obtained from the Investment Manager. Once authorization has been received by the  Investment  Manager,  a  shareholder  may  exchange  shares by telephone by calling  the  Funds at  1-800-888-2461,  extension  3127,  on  weekdays  (except holidays)  between the hours of 7:00 a.m. and 6:00 p.m.  Central time.  Exchange requests  received by telephone  after the close of the New York Stock  Exchange
(normally  3 p.m.  Central  time)  will be treated  as if  received  on the next business day. The exchange privilege, including telephone exchanges, dollar cost averaging and asset  rebalancing,  may be changed or discontinued at any time by either the Investment Manager or the Funds upon 60 days' notice to shareholders.

DOLLAR COST AVERAGING. Only for shareholders of a 403(b)(7) account sponsored by the Investment  Manager and opened on or after June 5, 2000, a special  exchange privilege is available. This privilege allows such shareholders to make periodic exchanges  of  shares  from the  Security  Capital  Preservation  Fund  (held in non-certificate  form) to one or more of the funds  available under the exchange privilege as described  above.  Such periodic  exchanges in which securities are purchased at regular intervals are known as "dollar cost averaging." With dollar cost averaging,  the cost of the securities gets averaged over time and possibly over various  market cycles.  Dollar cost averaging does not guarantee  profits, nor does it assure that you will not have losses.

You may obtain a dollar cost averaging request form from the Investment Manager.
You must designate on the form whether  amounts are to be exchanged on the basis of a specific  dollar  amount or a specific  number of  shares.  The  Investment
Manager  will  exchange  shares as  requested  on the first  business day of the month.

The  Investment  Manager will make  exchanges  until your  account  value in the
Security  Capital  Preservation  Fund is  depleted  or until  you  instruct  the
Investment  Manager to  terminate  dollar cost  averaging.  You may instruct the
Investment  Manager to  terminate  dollar cost  averaging at any time by written request.

ASSET REBALANCING. Only for shareholders of a 403(b)(7) account sponsored by the
Investment  Manager  and  opened on or after June 5,  2000,  a special  exchange privilege is available that allows shareholders to automatically exchange shares of the funds on a quarterly basis to maintain a particular percentage allocation among  the  funds.  The  available  funds are those  discussed  above  under the exchange  privilege  and shares of such  funds  must be held in  non-certificate form.  Your account  value  allocated to a fund will grow or decline in value at
different  rates  during  the  selected  period,   and  asset  rebalancing  will
automatically  reallocate  your account value in the funds to the allocation you select on a quarterly basis.

You may obtain an asset  rebalancing  request form from the Investment  Manager.
You must  designate  on the form the  applicable  funds  and the  percentage  of account value to be maintained in each fund. Thereafter,  the Investment Manager will  exchange  shares of the funds to  maintain  that  allocation  on the first business day of each calendar quarter.  You may instruct the Investment  Manager to terminate asset rebalancing at any time by written request.

RETIREMENT PLANS -- The Funds have available tax-qualified  retirement plans for individuals,  prototype plans for the self-employed,  pension and profit sharing plans for  corporations  and  custodial  accounts for employees of public school systems and  organizations  meeting the requirements of Section 501(c)(3) of the
Internal Revenue Code. Further  information  concerning these plans is contained in the Funds' Statement of Additional Information.

INVESTMENT POLICIES AND MANAGEMENT PRACTICES

This section takes a detailed look at some of the types of securities  the Funds may hold in their  respective  portfolios  and the various  kinds of  management practices  that may be used in the  portfolios.  The Funds'  holdings of certain types of  investments  cannot exceed a maximum  percentage of net assets.  These percentage limitations are set forth in the Statement of Additional Information.
While the  percentage  limitations  provide a useful  level of detail  about the
Funds' investment program, they should not be viewed as an accurate gauge of the potential  risk  of  the  investment.  For  example,  in a  given  period,  a 5%
investment in futures contracts could have  significantly more of an impact on a
Fund's  share price than its  weighting  in the  portfolio.  The net effect of a particular  investment  depends on its  volatility  and the size of its  overall return in relation to the performance of all the Fund's other  investments.  The
Portfolio Managers of the Funds have considerable  leeway in choosing investment strategies and selecting  securities they believe will help the Fund achieve its objective. In seeking to meet its investment objective,  the Funds may invest in any  type  of  security  or  instrument  whose  investment  characteristics  are consistent with that Fund's investment program.

The Funds are subject to certain  investment policy  limitations  referred to as
"fundamental  policies."  The  fundamental  policies  cannot be changed  without shareholder  approval.  Please refer to the Statement of Additional  Information for a complete list of the fundamental policies applicable to each of the Funds.
Some of the more important  fundamental  policies are outlined below.  The Funds will not:

o  with  respect to 75% of their  respective  assets  invest more than 5% of the value of their assets in any one issuer other than the U.S. Government or its instrumentalities  (this  limitation  does not apply to the Large Cap  Growth
   Fund or the Technology Fund);

o  with respect to 75% of their respective  assets purchase more than 10% of the outstanding  voting  securities of any one issuer (this  limitation  does not apply to the Large Cap Growth Fund or the Technology Fund);

o  invest 25% or more of its total assets in any one industry  (this  limitation does not apply to the Large Cap Growth Fund or the Technology Fund).

The following  pages describe some of the  investments  which may be made by the
Funds, as well as some of the management practices of the Funds.

FOREIGN  SECURITIES  --  Foreign  investments  involve  certain  special  risks, including,  but not limited  to, (i)  unfavorable  changes in currency  exchange rates;  (ii) adverse  political and economic  developments;  (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; and (vi)
higher  operational  expenses.  Each of the other  Funds may  invest in  foreign securities denominated in U.S. dollars.

Foreign investments are normally issued and traded in foreign  currencies.  As a result,  their values may be affected by changes in the exchange  rates  between particular  foreign currencies and the U.S. dollar.  Foreign  investments may be subject  to  the  risks  of  seizure  by a  foreign  government,  imposition  of restrictions  on  the  exchange  or  transport  of  foreign  currency,  and  tax increases. There may also be less information publicly available about a foreign company than about most U.S.  companies,  and foreign  companies are usually not subject to accounting,  auditing and financial reporting standards and practices comparable to those in the United  States.  The legal  remedies for investors in foreign  investments  may be more  limited  than those  available  in the United
States.  Certain foreign investments may be less liquid (harder to buy and sell)
and more volatile than domestic investments,  which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund  may at  times  find it  difficult  to  value  its  foreign  investments.
Brokerage   commissions  and  other  fees  are  generally   higher  for  foreign
investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.  Foreign withholding taxes may reduce the amount of income available to  distribute  to  shareholders  of the Funds.  Each of the Funds may invest in foreign securities.

EMERGING MARKETS -- The risks associated with foreign  investments are typically increased  in less  developed  and  developing  countries,  which are  sometimes referred to as emerging markets. For example,  political and economic structures in  these  countries  may be young  and  developing  rapidly,  which  can  cause instability.  These  countries are also more likely to experience high levels of inflation,  deflation or currency devaluation,  which could hurt their economies and securities  markets.  For these and other  reasons,  investments in emerging markets are often considered speculative. The Global,  International,  Small Cap
Growth and Technology Funds may invest in emerging market foreign securities.

SMALLER  COMPANIES  -- Small- or  medium-sized  companies  are more  likely than larger companies to have limited product lines,  markets or financial resources, or to  depend  on a  small,  inexperienced  management  group.  Stocks  of these companies may trade less frequently and in limited volume,  and their prices may fluctuate  more than stocks of other  companies.  Stocks of these  companies may therefore  be more  vulnerable  to  adverse  developments  than  those of larger companies. Each of the funds may invest in small or medium-sized companies.

CONVERTIBLE  SECURITIES  AND WARRANTS -- Each of the Funds may invest in debt or preferred  equity  securities  convertible  into, or  exchangeable  for,  equity
securities.  Traditionally,   convertible  securities  have  paid  dividends  or
interest  at rates  higher  than  common  stocks but lower  than  nonconvertible securities.  They generally  participate in the  appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current  income with options and other  features.  Warrants are options to buy a stated  number  of shares of common  stock at a  specified  price  anytime during the life of the warrants (generally, two or more years).

RESTRICTED  SECURITIES  --  Restricted  securities  cannot be sold to the public without  registration  under the  Securities  Act of 1933 ("1933  Act").  Unless registered  for  sale,  restricted  securities  can be sold  only  in  privately
negotiated   transactions  or  pursuant  to  an  exemption  from   registration.
Restricted securities are generally considered illiquid and, therefore,  subject to the Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business  and  financial  risk which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated with the  institution.  A dealer  registered under the Securities and
Exchange  Act of 1934 (the  "Exchange  Act"),  acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $10 million in securities of issuers not  affiliated  with the dealer may also  qualify as a qualified  institutional buyer,  as well as an  Exchange  Act  registered  dealer  acting  in a  riskless principal transaction on behalf of a qualified institutional buyer.

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested,  for a time, in purchasing these securities. Each of the Funds may invest in restricted securities.

HIGH YIELD  SECURITIES -- Higher  yielding  debt  securities in the lower rating
(higher risk) categories of the recognized rating services are commonly referred to as "junk bonds".  The total return and yield of junk bonds can be expected to fluctuate  more than the total return and yield of  higher-quality  bonds.  Junk bonds  (those  rated below BBB or in  default)  are  regarded  as  predominantly speculative  with respect to the issuer's  continuing  ability to meet principal and interest  payments.  Successful  investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on the Investment
Manager's  credit  analysis.  A real or  perceived  economic  downturn or higher interest rates could cause a decline in high-yield  bond prices by lessening the ability of issuers to make  principal  and  interest  payments.  These bonds are often thinly traded and can be more difficult to sell and value  accurately than high-quality  bonds.  Because  objective  pricing  data  may be less  available, judgment may play great role in the valuation process.  In addition,  the entire junk bond market can  experience  sudden and sharp price swings due to a variety of factors,  including  changes in economic  forecasts,  stock market  activity, large or sustained sales by major investors,  a high-profile  default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds,  but junk bond investors should be prepared for it.
The Growth and Income, Global, International,  Small Cap Growth and Total Return
Funds may invest in high-yield securities.

CASH RESERVES -- Cash reserves  maintained by a Fund may include  domestic,  and for certain Funds, foreign money market instruments,  as well as certificates of deposit, bank demand accounts and repurchase agreements. The Funds may establish and  maintain  reserves as the  Investment  Manager or  Sub-Adviser  believes is advisable to facilitate the Fund's cash flow needs (e.g., redemptions,  expenses and purchases of portfolio securities) or for temporary, defensive purposes.

BORROWING -- Borrowings may be  collateralized  with Fund assets.  To the extent that a Fund purchases  securities  while it has  outstanding  borrowings,  it is using  leverage,  i.e.,  using borrowed funds for  investment.  Leveraging  will exaggerate  the effect on net asset  value of any  increase  or  decrease in the market value of the Fund's  portfolio.  Money  borrowed for  leveraging  will be subject to interest  costs that may or may not be recovered by  appreciation  of the securities purchased; in certain cases, interest costs may exceed the return received on the  securities  purchased.  A Fund also may be required to maintain minimum  average  balances  in  connection  with  such  borrowing  or  to  pay a commitment  or  other  fee to  maintain  a  line  of  credit;  either  of  these requirements would increase the cost of borrowing over the stated interest rate.

FUTURES AND OPTIONS -- Each of the Funds may utilize futures contracts, options, on futures and may purchase  call and put options and write call and put options on a "covered" basis. Futures (a type of potentially  high-risk  derivative) are often used to manage or hedge risk  because  they enable the  investor to buy or sell an asset in the future at an agreed-upon  price.  Options  (another type of potentially  high-risk  derivative)  give the  investor  the  right  (where  the investor  purchases the options),  or the obligation  (where the investor writes
(sells) the options),  to buy or sell an asset at a  predetermined  price in the future.  Those Funds which invest in non-dollar  denominated  foreign securities may also engage in forward foreign currency transactions. The instruments listed above may be bought or sold for any  number  of  reasons,  including:  to manage exposure  to changes in  securities  prices and  foreign  currencies,  to manage exposure to changes in interest rates and bond prices,  as an efficient means of adjusting  overall exposure to certain markets,  in an effort to enhance income, to protect the value of portfolio securities,  and to adjust portfolio duration.
Futures contracts and options may not always be successful hedges;  their prices can be highly  volatile.  Using them could lower a Fund's total return,  and the potential loss from the use of futures can exceed the Fund's initial  investment in such contracts.

SWAPS,  CAPS,  FLOORS AND COLLARS -- Interest  rate and/or index swaps,  and the purchase  or sale of related  caps,  floors and collars  are used  primarily  to preserve  a return  or spread  on a  particular  investment  or  portion  of its portfolio as a technique for managing the  portfolio's  duration (i.e. the price sensitivity to changes in interest  rates) or to protect against any increase in the price of securities the Fund anticipates  purchasing at a later date. To the extend a Fund enters into these types of transactions,  it will be done to hedge and not as a  speculative  investment,  and the Fund will not sell interest rate caps or floors if it does not own securities or other instruments  providing the income  the Fund may be  obligated  to pay.  Interest  rate  swaps  involve  the exchange by the Fund with another party of their  respective  commitments to pay or receive  interest on a notional  amount of  principal.  The purchase of a cap entitles the purchaser to receive  payments on a notional  principal amount from the  party  selling  the cap to the  extent  that a  specified  index  exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser  to receive  payments  on a notional  principal  amount from the party selling  the  floor  to  the  extent  that  a  specified  index  falls  below  a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

SHARES OF OTHER INVESTMENT  COMPANIES -- A Fund's  investment in shares of other investment companies may not exceed immediately after purchase 10% of the Fund's total  assets  and no more than 5% of its total  assets may be  invested  in the shares  of any  one  investment  company.  Investment  in the  shares  of  other investment  companies  has  the  effect  of  requiring  shareholders  to pay the operating  expenses  of two  mutual  funds.  Each of the Funds may invest in the shares of other investment companies.

WHEN-ISSUED  SECURITIES AND FORWARD  COMMITMENT  CONTRACTS -- The price of "when issued," "forward  commitment" or "delayed delivery"  securities is fixed at the time of the  commitment  to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate,  and no interest  accrues to the purchaser.  At the time of delivery, the value of the securities may be more or less than the purchase or sale price.
When a Fund  purchases  securities  on this  basis,  there  is a risk  that  the securities may not be delivered and that the Fund may incur a loss.  Each of the
Funds may purchase or sell  securities on a when-issued,  forward  commitment or delayed delivery basis.

SECURITIES  LENDING -- For purposes of realizing  additional income, the Global,
International,  Large Cap Growth and Technology  Funds may lend their  portfolio securities to certain borrowers.  Any such loan will be continuously  secured by collateral  at least  equal to the value of the  security  loaned.  The risks in lending  portfolio  securities,  as with other extensions of credit,  consist of possible  delay in  receiving  additional  collateral  or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Loans will only be made to firms deemed by the Investment  Manager to be of good  standing  and will not be made  unless,  in the  judgment  of the
Investment Manager, the consideration to be earned from such loans would justify the risk.

GENERAL INFORMATION

SHAREHOLDER  INQUIRIES  --  Shareholders  who have  questions  concerning  their account or wish to obtain additional  information,  may call the Funds (see back cover for address and telephone numbers), or contact their securities dealer.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand certain of the
Funds' financial  performance for their Class A shares, Class B shares and Class
C shares during the past five years or, the period since  commencement of a Fund or share class.  Financial performance for Class S shares are not reported since these shares will not be available until February 1, 2001.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
This  information  has been derived  from  financial  statements  that have been audited  by Ernst & Young LLP,  whose  report,  along with the Funds'  financial statements, are included in the annual report, which is available upon request.

------------------------------------------------------------------------------------------
SECURITY GROWTH AND INCOME FUND (CLASS A)
------------------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED SEPTEMBER 30
                                           -----------------------------------------------
                                           2000(B)   1999(B)   1998(B)   1997(B)   1996(B)
                                           -------   -------   -------   -------   -------
PER SHARE DATA
Net asset value beginning of period.....   $ 7.17    $ 7.68    $11.14    $ 9.05    $ 7.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............     0.07      0.12      0.13      0.15      0.18
Net gain (loss) on securities
 (realized and unrealized)..............    (0.58)     0.75     (0.87)     2.81      1.37
                                            -----     -----     -----     -----     -----
Total from investment operations........    (0.51)     0.87     (0.74)     2.96      1.55

LESS DISTRIBUTIONS:
Dividends (from net investment income)..    (0.13)    (0.04)    (0.13)    (0.16)    (0.16)
Distributions (from realized gains).....    (0.11)    (1.34)    (2.59)    (0.71)    (0.27)
                                            -----     -----     -----     -----     -----
Total distributions.....................    (0.24)    (1.38)    (2.72)    (0.87)    (0.43)
                                            -----     -----     -----     -----     -----
Net asset value end of period...........   $ 6.42    $ 7.17    $ 7.68    $11.14    $ 9.05
                                            =====     =====     =====     =====     =====
Total return (a)........................   (7.28)%    12.00%   (7.95)%    35.31%    20.31%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....   $60,448   $74,796   $76,371   $91,252   $73,273
Ratio of expenses to average net assets.     1.27%     1.22%     1.21%     1.24%     1.29%
Ratio of net investment income
  (loss) to average net assets..........     0.99%     1.63%     1.49%     1.53%     2.09%
Portfolio turnover rate.................      144%       98%      144%      124%       69%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY GROWTH AND INCOME FUND (CLASS B)
------------------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED SEPTEMBER 30
                                           -----------------------------------------------
                                           2000(B)   1999(B)   1998(B)   1997(B)   1996(B)
                                           -------   -------   -------   -------   -------
PER SHARE DATA
Net asset value beginning of period.....   $ 6.95    $ 7.54    $10.99    $ 8.94    $ 7.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............      ---      0.05      0.05      0.05      0.09
Net gain (loss) on securities
 (realized and unrealized)..............    (0.58)     0.73     (0.88)     2.77      1.35
                                            -----     -----     -----     -----     -----
Total from investment operations........    (0.58)     0.78     (0.83)     2.82      1.44

LESS DISTRIBUTIONS:
Dividends (from net investment income)..    (0.05)    (0.03)    (0.03)    (0.06)    (0.08)
Distributions (from realized gains).....    (0.11)    (1.34)    (2.59)    (0.71)    (0.27)
                                            -----     -----     -----     -----     -----
Total distributions.....................    (0.16)    (1.37)    (2.62)    (0.77)    (0.35)
                                            -----     -----     -----     -----     -----
Net asset value end of period...........   $ 6.21    $ 6.95    $ 7.54    $10.99    $ 8.94
                                            =====     =====     =====     =====     =====
Total return (a)........................   (8.36)%    10.93%   (8.95)%    34.01%    19.01%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....    $7,152    $9,829    $9,257    $6,737    $2,247
Ratio of expenses to average net assets.     2.27%     2.22%     2.21%     2.24%     2.29%
Ratio of net investment income
 (loss) to average net assets...........     0.01%     0.63%     0.59%     0.53%     1.09%
Portfolio turnover rate.................      144%       98%      144%      124%       69%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY GROWTH AND INCOME FUND (CLASS C)
--------------------------------------------------------------------------------
                                           FISCAL PERIOD ENDED SEPTEMBER 30
                                           --------------------------------
                                                2000(B)     1999(B)(F)
                                                -------     ----------
PER SHARE DATA
Net asset value beginning of period.....        $ 7.11        $6.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............         (0.01)        0.03
Net gain (loss) on securities
 (realized and unrealized)..............         (0.56)        0.21
                                                 -----         ----
Total from investment operations........         (0.57)        0.24

LESS DISTRIBUTIONS:
Dividends (from net investment income)..         (0.11)         ---
Distributions (from realized gains).....         (0.11)         ---
                                                 -----         ----
Total distributions.....................         (0.22)         ---
                                                 -----         ----
Net asset value end of period...........        $ 6.32        $7.11
                                                 =====         ====
Total return (a)........................        (8.10)%       3.49%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....           $483        $297
Ratio of expenses to average net assets.          2.28%       2.22%
Ratio of net investment income
 (loss) to average net assets...........        (0.10)%       0.62%
Portfolio turnover rate.................           144%         90%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS A)
------------------------------------------------------------------------------------------
                                                 FISCAL YEAR ENDED SEPTEMBER 30
                                       ---------------------------------------------------
                                       2000(B)    1999(B)    1998(B)    1997(B)    1996(B)
                                       -------    -------    -------    -------    -------
PER SHARE DATA
Net asset value beginning of period    $ 9.96     $ 8.86     $ 9.09     $ 7.54     $ 6.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).......       ---       0.02       0.04       0.04       0.05
Net gain (loss) on securities
  (realized and unrealized)........      0.66       1.80       0.56       2.20       1.48
                                        -----      -----      -----      -----      -----
Total from investment operations...      0.66       1.82       0.60       2.24       1.53

LESS DISTRIBUTIONS:
Dividends (from net
  investment income)...............      ---       (0.04)     (0.03)     (0.04)     (0.06)
Distributions (from realized gains)     (0.36)     (0.68)     (0.80)     (0.65)     (0.48)
                                        -----      -----      -----      -----      -----
Total distributions................     (0.36)     (0.72)     (0.83)     (0.69)     (0.54)
                                        -----      -----      -----      -----      -----
Net asset value end of period......    $10.26     $ 9.96     $ 8.86     $ 9.09     $ 7.54
                                        =====      =====      =====      =====      =====
Total return (a)...................      6.64%     20.66%      7.38%     32.08%     24.90%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (thousands)...............   $853,126   $917,179   $773,606   $757,520   $575,680
Ratio of expenses to
  average net assets...............      1.02%      1.02%      1.02%      1.03%      1.04%
Ratio of net investment income
  (loss) to average net assets.....      0.03%      0.19%      0.39%      0.46%      0.75%
Portfolio turnover rate............        54%        36%        47%        66%        64%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS B)
------------------------------------------------------------------------------------------
                                                  FISCAL YEAR ENDED SEPTEMBER 30
                                         -------------------------------------------------
                                         2000(B)    1999(B)    1998(B)   1997(B)   1996(B)
                                         -------    -------    -------   -------   -------
PER SHARE DATA
Net asset value beginning of period..    $ 9.47     $ 8.52     $ 8.82    $ 7.36    $ 6.43

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........     (0.10)     (0.08)     (0.05)    (0.04)    (0.02)
Net gain (loss) on securities
 (realized and unrealized)...........      0.64       1.71       0.55      2.15      1.45
                                          -----      -----      -----     -----     -----
Total from investment operations.....      0.54       1.63       0.50      2.11      1.43

LESS DISTRIBUTIONS:
Dividends (from net
  investment income).................       ---        ---        ---       ---     (0.02)
Distributions (from realized gains)..     (0.36)     (0.68)     (0.80)    (0.65)    (0.48)
                                          -----      -----      -----     -----     -----
Total distributions..................     (0.36)     (0.68)     (0.80)    (0.65)    (0.50)
                                          -----      -----      -----     -----     -----
Net asset value end of period........    $ 9.65     $ 9.47     $ 8.52    $ 8.82    $ 7.36
                                          =====      =====      =====     =====     =====
Total return (a).....................      5.69%     19.23%      6.38%    30.85%    23.57%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).   $156,633   $159,872   $112,978   $89,336   $38,822
Ratio of expenses to
  average net assets.................      2.02%      2.02%      2.02%     2.03%     2.04%
Ratio of net investment income
  (loss) to average net assets.......    (0.97)%    (0.82)%    (0.61)%   (0.54)%   (0.25)%
Portfolio turnover rate..............        54%        36%        47%       66%       64%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY EQUITY FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(F)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $ 9.89       $10.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.10)       (0.05)
Net gain (loss) on securities
  (realized and unrealized)..................          0.64        (0.19)
                                                      -----        -----
Total from investment operations.............          0.54        (0.24)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........         (0.36)         ---
                                                      -----        -----
Total distributions..........................         (0.36)         ---
                                                      -----        -----
Net asset value end of period................        $10.07       $ 9.89
                                                      =====        =====
Total return (a).............................          5.55%      (2.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........         $5,426       $4,507
Ratio of expenses to average net assets......          2.02%        2.02%
Ratio of net investment income
  (loss) to average net assets...............        (0.96)%      (0.89)%
Portfolio turnover rate......................            54%          45%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY GLOBAL FUND (CLASS A)
------------------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED SEPTEMBER 30
                                           -----------------------------------------------
                                           2000(B)   1999(B)   1998(B)   1997(B)   1996(B)
                                           -------   -------   -------   -------   -------
PER SHARE DATA
Net asset value beginning of period.....   $13.99    $11.23    $13.56    $12.42    $10.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............    (0.11)     0.01      0.02      0.01      0.01
Net gain (loss)on securities
  (realized and unrealized).............     6.47      3.71     (1.19)     2.29      1.87
                                            -----     -----     -----     -----     -----
Total from investment operations........     6.36      3.72     (1.17)     2.30      1.88

LESS DISTRIBUTIONS
Dividends (from net investment income)..      ---     (0.01)    (0.09)    (0.38)    (0.25)
In excess of net investment income......      ---     (0.04)      ---       ---       ---
Distributions (from capital gains)......    (1.49)    (0.91)    (1.07)    (0.78)    (0.15)
                                            -----     -----     -----     -----     -----
Total distributions.....................    (1.49)    (0.96)    (1.16)    (1.16)    (0.40)
                                            -----     -----     -----     -----     -----
Net asset value end of period...........   $18.86    $13.99    $11.23    $13.56    $12.42
                                            =====     =====     =====     =====     =====
Total return (a)........................    47.04%    34.39%   (8.47)%    20.22%    17.73%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....   $60,909   $28,292   $18,941   $24,193   $19,644
Ratio of expenses to average net assets.     1.92%     2.00%     2.00%     2.00%     2.00%
Ratio of net investment income
  (loss) to average net assets..........   (0.62)%     0.11%     0.15%     0.07%     0.07%
Portfolio turnover rate.................       92%      141%      122%      132%      142%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY GLOBAL FUND (CLASS B)
------------------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED SEPTEMBER 30
                                           -----------------------------------------------
                                           2000(B)   1999(B)   1998(B)   1997(B)   1996(B)
                                           -------   -------   -------   -------   -------
PER SHARE DATA
Net asset value beginning of period.....   $13.45    $10.89    $13.22    $12.18    $10.74

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............    (0.17)    (0.11)    (0.10)    (0.11)    (0.10)
Net gain on securities
 (realized and unrealized)..............     6.21      3.58     (1.16)     2.24      1.84
                                            -----     -----     -----     -----     -----
Total from investment operations........     6.04      3.47     (1.26)     2.13      1.74

LESS DISTRIBUTIONS:
Dividends (from net investment income)..      ---       ---       ---     (0.31)    (0.14)
Distributions (from realized gains).....    (1.49)    (0.91)    (1.07)    (0.78)    (0.16)
                                            -----     -----     -----     -----     -----
Total distributions.....................    (1.49)    (0.91)    (1.07)    (1.09)    (0.30)
                                            -----     -----     -----     -----     -----
Net asset value end of period...........   $18.00    $13.45    $10.89    $13.22    $12.18
                                            =====     =====     =====     =====     =====
Total return (a)........................    46.53%    33.04%   (9.43)%    19.01%    16.57%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....   $30,951   $20,591   $12,619   $13,061    $7,285
Ratio of expenses to average net assets.     2.29%     3.00%     3.00%     3.00%     3.00%
Ratio of net investment income
  (loss) to average net assets..........   (0.96)%   (0.87)%   (0.85)%   (0.93)%   (0.93)%
Portfolio turnover rate.................       92%      141%      122%      132%      142%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY GLOBAL FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(F)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $13.90       $12.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.26)       (0.03)
Net gain (loss) on securities
  (realized and unrealized)..................          6.40         1.25
                                                      -----        -----
Total from investment operations.............          6.14         1.22

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........         (1.49)         ---
                                                      -----        -----
Total distributions..........................         (1.49)         ---
                                                      -----        -----
Net asset value end of period................        $18.55       $13.90
                                                      =====        =====
Total return (a).............................         45.67%        9.62%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........         $2,691         $202
Ratio of expenses to average net assets......          2.92%        3.00%
Ratio of net investment income
  (loss) to average net assets...............        (1.53)%      (0.49)%
Portfolio turnover rate......................            92%          90%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS A)
------------------------------------------------------------------------------------------
                                            FISCAL PERIOD ENDED SEPTEMBER 30
                               -----------------------------------------------------------
                               2000(B)   1999(B)(D)   1998(B)(D)   1997(B)(D)   1996(B)(D)
                               -------   ----------   ----------   ----------   ----------
PER SHARE DATA
Net asset value
  beginning of period.......   $11.69     $10.73       $12.58       $11.06       $10.54

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)    (0.07)     (0.03)        0.08         0.17         0.25
Net gain (loss)on
  securities (realized
  and unrealized)...........     0.83       1.90        (0.98)        1.86         0.77
                                -----      -----        -----        -----        -----
Total from investment
  operations................     0.76       1.87        (0.90)        2.03         1.02

LESS DISTRIBUTIONS:
Dividends (from net
  investment income)........      ---      (0.16)       (0.20)       (0.26)       (0.33)
Distributions (from
  realized gains)...........    (0.64)     (0.75)       (0.75)       (0.25)       (0.17)
                                -----      -----        -----        -----        -----
Total distributions.........    (0.64)     (0.91)       (0.95)       (0.51)       (0.50)
                                -----      -----        -----        -----        -----
Net asset value
  end of period.............   $11.81     $11.69       $10.73       $12.58       $11.06
                                =====      =====        =====        =====        =====
Total return (a)............     6.49%     17.84%      (7.19)%       19.00%       10.01%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (thousands)........    $3,928     $3,587       $3,294       $3,906       $2,449
Ratio of expenses
  to average net assets.....     1.49%      2.00%        2.00%        1.68%        2.00%
Ratio of net investment
  income (loss) to
  average net assets........   (0.61)%    (0.29)%        0.65%        1.52%        2.32%
Portfolio turnover rate.....       55%       121%          45%          79%          75%
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS B)
------------------------------------------------------------------------------------------
                                             FISCAL PERIOD ENDED SEPTEMBER 30
                               -----------------------------------------------------------
                               2000(B)   1999(B)(D)   1998(B)(D)   1997(B)(D)   1996(B)(D)
                               -------   ----------   ----------   ----------   ----------
PER SHARE DATA
Net asset value
  beginning of period.......   $11.56     $10.62       $12.45       $10.97       $10.50

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)    (0.19)     (0.14)       (0.03)        0.07         0.14
Net gain (loss) on
  securities (realized
  and unrealized)...........     0.82       1.88        (0.96)        1.84         0.77
                                -----      -----        -----        -----        -----
Total from investment
  operations................     0.63       1.74        (0.99)        1.91         0.91

LESS DISTRIBUTIONS:
Dividends (from net
  investment income)........      ---      (0.05)       (0.09)       (0.18)       (0.27)
Distributions (from
  realized gains)...........    (0.64)     (0.75)       (0.75)       (0.25)       (0.17)
                                -----      -----        -----        -----        -----
Total distributions.........    (0.64)     (0.80)       (0.84)       (0.43)       (0.44)
                                -----      -----        -----        -----        -----
Net asset value
  end of period.............   $11.55     $11.56       $10.62       $12.45       $10.97
                                =====      =====        =====        =====        =====
Total return (a)............     5.39%     16.68%      (7.99)%       17.95%        8.97%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (thousands)........    $3,903     $3,652       $3,304       $3,851       $2,781
Ratio of expenses
  to average net assets.....     2.49%      2.94%        2.94%        2.58%        3.00%
Ratio of net investment
  income (loss) to
  average net assets........   (1.61)%    (1.23)%      (0.29)%        0.61%        1.32%
Portfolio turnover rate.....       55%       121%          45%          79%          75%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY TOTAL RETURN FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)     1999(B)(D)(F)
                                                   -------     -------------
PER SHARE DATA
Net asset value beginning of period..........      $11.58         $11.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.16)         (0.11)
Net gain (loss) on securities
 (realized and unrealized)...................        0.82           0.21
                                                    -----          -----
Total from investment operations.............        0.66           0.10

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---            ---
Distributions (from realized gains)..........       (0.64)           ---
                                                    -----          -----
Total distributions..........................       (0.64)           ---
                                                    -----          -----
Net asset value end of period................      $11.60         $11.58
                                                    =====          =====
Total return (a).............................        5.65%          0.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........          $59             $8
Ratio of expenses to average net assets......        2.30%          2.93%
Ratio of net investment income
  (loss) to average net assets...............      (1.45)%        (1.84)%
Portfolio turnover rate......................          55%           149%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE FUND (CLASS A)
------------------------------------------------------------------------------------------
                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                            ----------------------------------------------
                                            2000(B)   1999(B)   1998(B)(D)   1997(B)(C)(D)
                                            -------   -------   ----------   -------------
PER SHARE DATA
Net asset value beginning of period......   $16.60    $12.07     $12.95         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............    (0.04)    (0.07)     (0.02)          0.05
Net gain (loss) on securities
 (realized and unrealized)...............     4.89      4.65      (0.53)          2.90
                                             -----     -----      -----          -----
Total from investment operations.........     4.85      4.58      (0.55)          2.95

LESS DISTRIBUTIONS:
Dividends (from net investment income)...      ---       ---      (0.05)           ---
Distributions (from realized gains)......    (0.70)    (0.05)     (0.28)           ---
                                             -----     -----      -----          -----
Total distributions......................    (0.70)    (0.05)     (0.33)           ---
                                             -----     -----      -----          -----
Net asset value end of period............   $20.75    $16.60     $12.07         $12.95
                                             =====     =====      =====          =====
Total return (a).........................    30.46%    38.06%    (4.31)%        29.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $34,458   $22,804    $10,901        $4,631
Ratio of expenses to average net assets..     1.29%     1.33%      1.27%         1.10%
Ratio of net investment income
 (loss) to average net assets............   (0.25)%   (0.44)%    (0.13)%         1.43%
Portfolio turnover rate..................       69%       79%        98%           35%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE FUND (CLASS B)
------------------------------------------------------------------------------------------
                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                            ----------------------------------------------
                                            2000(B)   1999(B)   1998(B)(D)   1997(B)(C)(D)
                                            -------   -------   ----------   -------------
PER SHARE DATA
Net asset value beginning of period......   $16.26    $11.94     $12.91         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............    (0.22)    (0.22)     (0.15)          0.01
Net gain (loss) on securities
  (realized and unrealized)..............     4.77      4.59      (0.54)          2.90
                                             -----     -----      -----          -----
Total from investment operations.........     4.55      4.37      (0.69)          2.91

LESS DISTRIBUTIONS:
Dividends (from net investment income)...      ---       ---        ---            ---
Distributions (from realized gains)......    (0.70)    (0.05)     (0.28)           ---
                                              ----     -----      -----          -----
Total distributions......................    (0.70)    (0.05)     (0.28)           ---
                                              ----     -----      -----          -----
Net asset value end of period............   $20.11    $16.26     $11.94         $12.91
                                             =====     =====      =====          =====
Total return (a).........................    29.21%    36.71%    (5.38)%        29.10%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $14,041    $9,682     $6,615        $3,572
Ratio of expenses to average net assets..     2.32%     2.37%      2.33%         2.26%
Ratio of net investment income
  (loss) to average net assets...........   (1.27)%   (1.50)%    (1.19)%         0.27%
Portfolio turnover rate..................       69%       79%        98%           35%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY MID CAP VALUE FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(F)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $16.51       $14.54

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.22)       (0.13)
Net gain (loss) on securities
 (realized and unrealized)...................          4.80         2.10
                                                      -----        -----
Total from investment operations.............          4.58         1.97

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........         (0.70)         ---
                                                      -----        -----
Total distributions..........................         (0.70)         ---
                                                      -----        -----
Net asset value end of period................        $20.39       $16.51
                                                      =====        =====
Total return (a).............................         28.93%       13.55%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........         $3,069       $1,138
Ratio of expenses to average net assets......          2.36%        2.38%
Ratio of net investment income
 (loss) to average net assets................        (1.28)%      (1.36)%
Portfolio turnover rate......................            69%          92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH FUND (CLASS A)
--------------------------------------------------------------------------------
                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                            ------------------------------------
                                            2000(B)   1999(B)(D)   1998(B)(D)(E)
                                            -------   ----------   -------------
PER SHARE DATA
Net asset value beginning of period......   $12.98     $ 8.70         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............    (0.19)       ---          (0.03)
Net gain (loss) on securities
 (realized and unrealized)...............     9.75       4.28          (1.26)
                                            -------     -----          -----
Total from investment operations.........     9.56       4.28          (1.29)

LESS DISTRIBUTIONS:
Dividends (from net investment income)...      ---        ---          (0.01)
Distributions (from realized gains)......    (0.46)       ---            ---
                                            -------     -----          -----
Total distributions......................    (0.46)       ---          (0.01)
                                            -------     -----          -----
Net asset value end of period............   $22.08     $12.98         $ 8.70
                                             ======     =====          =====
Total return (a).........................    74.58%     49.20%       (12.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $38,172    $16,877         $2,677
Ratio of expenses to average net assets .     1.55%      0.49%          1.39%
Ratio of net investment income
 (loss) to average net assets............   (0.97)%      0.03%        (0.35)%
Portfolio turnover rate..................      318%       361%           366%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH FUND (CLASS B)
--------------------------------------------------------------------------------
                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                            ------------------------------------
                                            2000(B)   1999(B)(D)   1998(B)(D)(E)
                                            -------   ----------   -------------
PER SHARE DATA
Net asset value beginning of period......   $12.69     $ 8.63         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............    (0.31)     (0.14)         (0.13)
Net gain (loss) on securities
  (realized and unrealized)..............     9.42       4.20          (1.24)
                                             -----      -----          -----
Total from investment operations.........     9.11       4.06          (1.37)

LESS DISTRIBUTIONS:
Dividends (from net investment income)...      ---        ---            ---
Distributions (from realized gains)......    (0.46)       ---            ---
                                             -----      -----          -----
Total distributions......................    (0.46)       ---            ---
                                             -----      -----          -----
Net asset value end of period............   $21.34     $12.69         $ 8.63
                                             =====      =====          =====
Total return (a).........................    72.70%     47.05%       (13.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $11,688     $2,430         $1,504
Ratio of expenses to average net assets..     2.44%      1.94%          2.38%
Ratio of net investment income
  (loss) to average net assets...........   (1.81)%    (1.41)%        (1.34)%
Portfolio turnover rate..................      318%       361%           366%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)     1999(B)(D)(F)
                                                   -------     -------------
PER SHARE DATA
Net asset value beginning of period..........      $12.86         $11.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.35)         (0.07)
Net gain (loss) on securities
 (realized and unrealized)...................        9.69           1.77
                                                    -----          -----
Total from investment operations.............        9.34           1.70

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---            ---
Distributions (from realized gains)..........       (0.46)           ---
                                                    -----          -----
Total distributions..........................       (0.46)           ---
                                                    -----          -----
Net asset value end of period................      $21.74         $12.86
                                                    =====          =====
Total return (a).............................       73.54%         15.23%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........       $3,741           $890
Ratio of expenses to average net assets......        2.39%          1.47%
Ratio of net investment income
 (loss) to average net assets................      (1.81)%        (0.95)%
Portfolio turnover rate......................         318%           374%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY ENHANCED INDEX FUND (CLASS A)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(G)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $10.04        $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................           ---          0.03
Net gain (loss) on securities
  (realized and unrealized)..................          1.37          0.01
                                                      -----         -----
Total from investment operations.............          1.37          0.04

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---           ---
Distributions (from realized gains)..........         (0.12)          ---
                                                      -----         -----
Total distributions..........................         (0.12)          ---
                                                      -----         -----
Net asset value end of period................        $11.29        $10.04
                                                      =====         =====
Total return (a).............................         13.65%         0.40%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........         $8,219       $7,589
Ratio of expenses to average net assets......          1.44%        1.48%
Ratio of net investment income
  (loss) to average net assets...............        (0.05)%        0.39%
Portfolio turnover rate......................            73%          68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY ENHANCED INDEX FUND (CLASS B)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(G)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $ 9.99       $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.09)       (0.02)
Net gain (loss) on securities
  (realized and unrealized)..................          1.37         0.01
                                                      -----        -----
Total from investment operations.............          1.28        (0.01)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........         (0.12)         ---
                                                      -----        -----
Total distributions..........................         (0.12)         ---
                                                      -----        -----
Net asset value end of period................        $11.15       $ 9.99
                                                      =====        =====
Total return (a).............................         12.82%      (0.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........        $10,960       $9,591
Ratio of expenses to average net assets......          2.18%        2.20%
Ratio of net investment income
  (loss) to average net assets...............        (0.79)%      (0.33)%
Portfolio turnover rate......................            73%          68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY ENHANCED INDEX FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)      1999(B)(F)(G)
                                                   -------      -------------
PER SHARE DATA
Net asset value beginning of period..........      $10.00          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.09)          (0.01)
Net gain (loss) on securities
  (realized and unrealized)..................        1.37            0.01
                                                    -----           -----
Total from investment operations.............        1.28            0.00

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---             ---
Distributions (from realized gains)..........       (0.12)            ---
                                                    -----           -----
Total distributions..........................       (0.12)            ---
                                                    -----           -----
Net asset value end of period................      $11.16          $10.00
                                                    =====           =====
Total return (a).............................       12.69%           0.00%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........       $7,092          $5,205
Ratio of expenses to average net assets......        2.15%           2.05%
Ratio of net investment income
  (loss) to average net assets...............      (0.77)%         (0.18)%
Portfolio turnover rate......................          73%             68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY INTERNATIONAL FUND (CLASS A)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)     1999(B)(D)(G)
                                                   -------     -------------
PER SHARE DATA
Net asset value beginning of period..........      $ 9.69         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.13)         (0.03)
Net gain (loss) on securities
 (realized and unrealized)...................        1.45          (0.28)
                                                    -----          -----
Total from investment operations.............        1.32          (0.31)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---            ---
Distributions (from realized gains)..........         ---            ---
                                                    -----          -----
Total distributions..........................         ---            ---
                                                    -----          -----
Net asset value end of period................      $11.01         $ 9.69
                                                    =====          =====
Total return (a).............................       13.62%        (3.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........       $4,414         $2,928
Ratio of expenses to average net assets......        2.46%          2.50%
Ratio of net investment income
 (loss) to average net assets................      (1.08)%        (0.41)%
Portfolio turnover rate......................         116%           115%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY INTERNATIONAL FUND (CLASS B)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)     1999(B)(D)(G)
                                                   -------     -------------
PER SHARE DATA
Net asset value beginning of period..........      $ 9.65         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.22)         (0.07)
Net gain (loss) on securities
  (realized and unrealized)..................        1.45          (0.28)
                                                    -----          -----
Total from investment operations.............        1.23          (0.35)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---            ---
Distributions (from realized gains)..........         ---            ---
                                                    -----          -----
Total distributions..........................         ---            ---
                                                    -----          -----
Net asset value end of period................      $10.88         $ 9.65
                                                    =====          =====
Total return (a).............................       12.75%        (3.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........       $2,520         $2,028
Ratio of expenses to average net assets......        3.26%          3.19%
Ratio of net investment income
  (loss) to average net assets...............      (1.92)%        (1.09)%
Portfolio turnover rate......................         116%           115%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY INTERNATIONAL FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                  2000(B)     1999(B)(D)(F)(G)
                                                  -------     ----------------
PER SHARE DATA
Net asset value beginning of period..........     $ 9.68          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................      (0.21)          (0.04)
Net gain (loss) on securities
  (realized and unrealized)..................       1.45           (0.28)
                                                   -----           -----
Total from investment operations.............       1.24           (0.32)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......        ---             ---
Distributions (from realized gains)..........        ---             ---
                                                   -----           -----
Total distributions..........................        ---             ---
                                                   -----           -----
Net asset value end of period................     $10.92          $ 9.68
                                                   =====           =====
Total return (a).............................      12.81%         (3.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........      $3,564          $2,493
Ratio of expenses to average net assets......       3.11%           2.78%
Ratio of net investment income
  (loss) to average net assets...............     (1.76)%         (0.71)%
Portfolio turnover rate......................        116%            115%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS A)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(G)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $10.53       $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.09)       (0.05)
Net gain (loss) on securities
 (realized and unrealized)...................          0.90         0.58
                                                      -----        -----
Total from investment operations.............          0.81         0.53

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........           ---          ---
                                                      -----        -----
Total distributions..........................           ---          ---
                                                      -----        -----
Net asset value end of period................        $11.34       $10.53
                                                      =====        =====
Total return (a).............................          7.69%        5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........        $22,006      $13,975
Ratio of expenses to average net assets......          1.35%        1.48%
Ratio of net investment income
 (loss) to average net assets................        (0.74)%      (0.75)%
Portfolio turnover rate......................            89%          14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS B)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(G)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $10.52       $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.17)       (0.09)
Net gain (loss) on securities
 (realized and unrealized)...................          0.87         0.61
                                                      -----        -----
Total from investment operations.............          0.70         0.52

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........           ---          ---
                                                      -----        -----
Total distributions..........................           ---          ---
                                                      -----        -----
Net asset value end of period................        $11.22       $10.52
                                                      =====        =====
Total return (a).............................          6.65%        5.20%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........        $18,199      $12,938
Ratio of expenses to average net assets......          2.11%        2.19%
Ratio of net investment income
 (loss) to average net assets................        (1.49)%      (1.47)%
Portfolio turnover rate......................            89%          14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY SELECT 25 FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                   2000(B)     1999(B)(F)(G)
                                                   -------     -------------
PER SHARE DATA
Net asset value beginning of period..........      $10.55         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       (0.17)         (0.09)
Net gain (loss) on securities
 (realized and unrealized)...................        0.88           0.64
                                                    -----          -----
Total from investment operations.............        0.71           0.55

LESS DISTRIBUTIONS:
Dividends (from net investment income).......         ---            ---
Distributions (from realized gains)..........         ---            ---
                                                    -----          -----
Total distributions..........................         ---            ---
                                                    -----          -----
Net asset value end of period................      $11.26         $10.55
                                                    =====          =====
Total return (a).............................        6.73%          5.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........       $7,294         $4,442
Ratio of expenses to average net assets......        2.10%          2.07%
Ratio of net investment income
 (loss) to average net assets................      (1.49)%        (1.34)%
Portfolio turnover rate......................          89%            14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH SERIES (CLASS A)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED
                                                   SEPTEMBER 30
                                                -------------------
                                                      2000(B)
                                                      -------
PER SHARE DATA
Net asset value beginning of period..........         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................          (0.05)
Net gain (loss) on securities
 (realized and unrealized)...................          (0.24)
                                                       -----
Total from investment operations.............          (0.29)

LESS DISTRIBUTIONS:
Dividends (from net investment income).......            ---
Distributions (from realized gains)..........            ---
                                                       -----
Total distributions..........................            ---
                                                       -----
Net asset value end of period................         $ 9.71
                                                       =====
Total return (a).............................         (2.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........          $2,405
Ratio of expenses to average net assets......           1.92%
Ratio of net investment income
 (loss) to average net assets................         (1.25)%
Portfolio turnover rate......................              5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH SERIES (CLASS B)
--------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED
                                                     SEPTEMBER 30
                                                  -------------------
                                                        2000(B)
                                                        -------
PER SHARE DATA
Net asset value beginning of period............         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................          (0.08)
Net gain (loss) on securities
 (realized and unrealized).....................          (0.27)
                                                         -----
Total from investment operations...............          (0.35)

LESS DISTRIBUTIONS:
Dividends (from net investment income).........            ---
Distributions (from realized gains)............            ---
                                                         -----
Total distributions............................            ---
                                                         -----
Net asset value end of period..................         $ 9.65
                                                         =====
Total return (a)...............................         (3.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...........          $2,039
Ratio of expenses to average net assets........           2.68%
Ratio of net investment income
 (loss) to average net assets..................         (2.02)%
Portfolio turnover rate........................              5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH SERIES (CLASS C)
--------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED
                                                      SEPTEMBER 30
                                                  -------------------
                                                        2000(B)
                                                        -------
PER SHARE DATA
Net asset value beginning of period............         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................          (0.08)
Net gain (loss) on securities
 (realized and unrealized).....................          (0.27)
                                                         -----
Total from investment operations...............          (0.35)

LESS DISTRIBUTIONS:
Dividends (from net investment income).........            ---
Distributions (from realized gains)............            ---
                                                         -----
Total distributions............................            ---
                                                         -----
Net asset value end of period..................         $ 9.65
                                                         =====
Total return (a)...............................         (3.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...........          $2,102
Ratio of expenses to average net assets........           2.66%
Ratio of net investment income
 (loss) to average net assets..................         (2.00)%
Portfolio turnover rate........................              5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY TECHNOLOGY SERIES (CLASS A)
--------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED
                                                      SEPTEMBER 30
                                                  -------------------
                                                        2000(B)
                                                        -------
PER SHARE DATA
Net asset value beginning of period............         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................          (0.08)
Net gain (loss) on securities
 (realized and unrealized).....................          (0.59)
                                                         -----
Total from investment operations...............          (0.67)

LESS DISTRIBUTIONS:
Dividends (from net investment income).........            ---
Distributions (from realized gains)............            ---
                                                         -----
Total distributions............................            ---
                                                         -----
Net asset value end of period..................         $ 9.33
                                                         =====
Total return (a)...............................         (6.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...........          $4,340
Ratio of expenses to average net assets........           2.28%
Ratio of net investment income
 (loss) to average net assets..................         (2.05)%
Portfolio turnover rate........................            148%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY TECHNOLOGY SERIES (CLASS B)
--------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED
                                                      SEPTEMBER 30
                                                  -------------------
                                                        2000(B)
                                                        -------
PER SHARE DATA
Net asset value beginning of period............         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................          (0.11)
Net gain (loss) on securities
 (realized and unrealized).....................          (0.68)
                                                         -----
Total from investment operations...............          (0.79)

LESS DISTRIBUTIONS:
Dividends (from net investment income).........            ---
Distributions (from realized gains)............            ---
                                                         -----
Total distributions............................            ---
                                                         -----
Net asset value end of period..................         $ 9.21
                                                         =====
Total return (a)...............................         (7.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...........          $1,971
Ratio of expenses to average net assets........           3.03%
Ratio of net investment income
 (loss) to average net assets..................         (2.79)%
Portfolio turnover rate........................            148%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY TECHNOLOGY SERIES (CLASS C)
--------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED
                                                      SEPTEMBER 30
                                                  -------------------
                                                        2000(B)
                                                        -------
PER SHARE DATA
Net asset value beginning of period............         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................          (0.11)
Net gain (loss) on securities
  (realized and unrealized)....................          (0.68)
                                                         -----
Total from investment operations...............          (0.79)

LESS DISTRIBUTIONS:
Dividends (from net investment income).........            ---
Distributions (from realized gains)............            ---
                                                         -----
Total distributions............................            ---
                                                         -----
Net asset value end of period..................         $ 9.21
                                                         =====
Total return (a)...............................         (7.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...........          $2,276
Ratio of expenses to average net assets........           3.03%
Ratio of net investment income
  (loss) to average net assets.................         (2.79)%
Portfolio turnover rate........................            148%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY ULTRA FUND (CLASS A)
------------------------------------------------------------------------------------------
                                                  FISCAL YEAR ENDED SEPTEMBER 30
                                         -------------------------------------------------
                                          2000(B)   1999(B)    1998(B)   1997(B)   1996(B)
                                          -------   -------    -------   -------   -------
PER SHARE DATA
Net asset value beginning of period...    $ 9.19    $ 7.65     $ 9.24    $ 8.25    $ 8.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........     (0.08)    (0.06)     (0.06)    (0.08)    (0.05)
Net gain (loss) on securities
 (realized and unrealized)............      6.60      3.51      (1.06)     1.65      1.10
                                           -----     -----      -----     -----     -----
Total from investment operations......      6.52      3.45      (1.12)     1.57      1.05

LESS DISTRIBUTIONS:
Dividends (from net investment income)       ---       ---        ---       ---       ---
Distributions (from realized gains)...     (0.43)    (1.91)     (0.47)    (0.58)    (1.00)
                                           -----     -----      -----     -----     -----
Total distributions...................     (0.43)    (1.91)     (0.47)    (0.58)    (1.00)
                                           -----     -----      -----     -----     -----
Net asset value end of period.........    $15.28    $ 9.19     $ 7.65    $ 9.24    $ 8.25
                                           =====     =====      =====     =====     =====
Total return (a)......................     72.82%    50.91%   (12.45)%    20.57%    15.36%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)..   $204,787   $96,238    $67,554   $84,504   $74,230
Ratio of expenses to
 average net assets...................      1.11%     1.21%      1.23%     1.71%     1.31%
Ratio of net investment income
 (loss) to average net assets.........    (0.62)%   (0.77)%    (0.64)%   (1.01)%   (0.61)%
Portfolio turnover rate...............        35%       54%       116%       68%      161%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY ULTRA FUND (CLASS B)
------------------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED SEPTEMBER 30
                                          ------------------------------------------------
                                          2000(B)   1999(B)    1998(B)   1997(B)   1996(B)
                                          -------   -------    -------   -------   -------
PER SHARE DATA
Net asset value beginning of period....   $ 8.54    $ 7.28     $ 8.90    $ 8.03    $ 8.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........    (0.19)    (0.14)     (0.14)    (0.15)    (0.13)
Net gain (loss) on securities
  (realized and unrealized)............     6.10      3.31      (1.01)     1.60      1.05
                                           -----     -----      -----     -----      ----
Total from investment operations.......     5.91      3.17      (1.15)     1.45      0.92

LESS DISTRIBUTIONS:
Dividends (from net investment income).      ---       ---        ---       ---       ---
Distributions (from realized gains)....    (0.43)    (1.91)     (0.47)    (0.58)    (1.00)
                                           -----     -----      -----     -----     -----
Total distributions....................    (0.43)    (1.91)     (0.47)    (0.58)    (1.00)
                                           -----     -----      -----     -----     -----
Net asset value end of period..........   $14.02    $ 8.54     $ 7.28    $ 8.90    $ 8.03
                                           =====     =====      =====     =====     =====
Total return (a).......................    71.17%    49.39%   (13.30)%    19.58%    13.81%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...   $38,812    $7,818     $5,610    $5,964    $2,698
Ratio of expenses to average net assets     2.11%     2.21%      2.23%     2.71%     2.31%
Ratio of net investment income
  (loss) to average net assets.........   (1.61)%   (1.77)%    (1.64)%   (2.01)%   (1.61)%
Portfolio turnover rate................       35%       54%       116%       68%      161%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY ULTRA FUND (CLASS C)
--------------------------------------------------------------------------------
                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------
                                                     2000(B)     1999(B)(F)
                                                     -------     ----------
PER SHARE DATA
Net asset value beginning of period..........        $ 9.11       $ 8.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         (0.20)       (0.07)
Net gain (loss) on securities
  (realized and unrealized)..................          6.51         0.98
                                                      -----        -----
Total from investment operations.............          6.31         0.91

LESS DISTRIBUTIONS:
Dividends (from net investment income).......           ---          ---
Distributions (from realized gains)..........         (0.43)         ---
                                                      -----        -----
Total distributions..........................         (0.43)         ---
                                                      -----        -----
Net asset value end of period................        $14.99       $ 9.11
                                                      =====        =====
Total return (a).............................         71.10%       11.10%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........         $3,017          $95
Ratio of expenses to average net assets......          2.11%        2.21%
Ratio of net investment income
  (loss) to average net assets...............        (1.61)%      (1.75)%
Portfolio turnover rate......................            35%          54%
--------------------------------------------------------------------------------

(a)  Total  return  information  does not take into  account any sales charge at time of purchase for Class A shares or upon redemption for Class B or Class
     C shares.

(b)  Net investment income (loss) was computed using average shares  outstanding throughout the period.

(c)  Security Mid Cap Value Fund was initially  capitalized on May 1, 1997, with a  net  asset  value  of  $10  per  share.  Percentage  amounts  have  been annualized, except for total return.

(d)  Fund expenses were reduced by the Investment Manager during the period, and expense ratios absent such reimbursement would have been as follows:

     ---------------------------------------------------------------------------
                               1996               1997               1998
                         -----------------  -----------------  -----------------
                         CLASS A   CLASS B  CLASS A   CLASS B  CLASS A   CLASS B
     Total Return Fund    3.10%     3.90%    2.40%     3.30%    2.50%     3.40%
     Mid Cap Value Fund    ---       ---     1.90%     2.80%    1.51%     2.59%
     Small Cap
       Growth Fund         ---       ---      ---       ---     2.40%     3.38%
     International Fund    ---       ---      ---       ---      ---       ---
     Technology            ---       ---      ---       ---      ---       ---

                                   1999                        2000
                         -------------------------   -------------------------
                         CLASS A  CLASS B  CLASS C   CLASS A  CLASS B  CLASS C
     Total Return Fund    2.29%    3.23%    3.23%      ---      ---      ---
     Mid Cap Value Fund    ---      ---      ---       ---      ---      ---
     Small Cap
       Growth Fund        1.49%    2.94%    2.47%     1.6%     2.5%     2.5%
     International Fund   4.69%    5.37%    4.97%     3.5%     4.3%     4.1%
     Technology            ---      ---      ---      2.33%    3.04%    3.04%
     ---------------------------------------------------------------------------

(e)  Security  Small Cap Growth Fund was  initially  capitalized  on October 15,
     1997, with a net asset value of $10 per share.  Percentage  amounts for the period have been annualized, except for total return.

(f)  Class "C" Shares  were  initially  offered  for sale on January  29,  1999.
     Percentage  amounts  for  the  period,   except  total  return,  have  been
     annualized.

(g)  Security  Enhanced  Index Fund,  Security  International  Fund and Security
     Select 25 Fund were initially  capitalized on January 29, 1999,  with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(h)  Security Large Cap Growth Fund and Security  Technology Fund were initially capitalized  on May 1,  2000,  with a net  asset  value  of $10 per  share.
     Percentage  amounts  for the  period,  except for total  return,  have been annualized.

(i)  Expense  ratios,  including  reimbursements,  were  calculated  without the reduction for custodian  fees  earnings  credits  beginning May 1, 2000 for
     Security Large Cap Growth Fund and Security Technology Fund. Expense ratios with such reductions would have been as follows:

             -----------------------------------------------------
                                                  2000
                                      ----------------------------
                                      CLASS A   CLASS B    CLASS C
             Large Cap Growth Fund     1.85%     2.61%      2.60%
             Technology                2.25%     3.00%      3.00%
             -----------------------------------------------------

                                   APPENDIX A
================================================================================

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations  purchasing Class A shares of the Funds alone or in combination with Class A shares of other Security Funds.

For purposes of qualifying  for reduced sales charges on purchases made pursuant to Rights of  Accumulation  or a Statement of  Intention,  the term  "Purchaser"
includes the following  persons:  an individual,  his or her spouse and children under the age of 21; a trustee or other  fiduciary  of a single  trust estate or single fiduciary account  established for their benefit;  an organization exempt from federal income tax under Section  501(c)(3) or (13) of the Internal Revenue
Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of a Fund, a Purchaser  may combine all  previous  purchases of the Funds with a contemplated current purchase and receive the reduced applicable front-end sales charge.  The  Distributor  must be notified  when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the
Class A shares of the Funds,  and other  Security  Funds,  except  Security Cash
Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT  OF  INTENTION  -- A  Purchaser  may  choose  to sign a  Statement  of
Intention  within 90 days after the first  purchase to be  included  thereunder, which  will cover  future  purchases  of Class A shares of the Funds,  and other
Security Funds,  except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for  purchases  of $1  million  or  more) to  become  eligible  for the  reduced front-end  sales charge  applicable  to the actual  amount  purchased  under the
Statement.  Shares  equal to five  percent  (5%) of the amount  specified in the
Statement of Intention  will be held in escrow until the  statement is completed or  terminated.  These  shares may be redeemed by the Fund if the  Purchaser  is required to pay additional sales charges.

A Statement of Intention may be revised  during the 13-month (or, if applicable,
36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains  distributions are included in the total amount used to determine  reduced  sales  charges.  A Statement of Intention may be obtained from the Funds.

REINSTATEMENT  PRIVILEGE -- Shareholders  who redeem their Class A shares of the
Funds have a one-time  privilege (1) to reinstate  their  accounts by purchasing
Class A shares  without a sales charge up to the dollar amount of the redemption proceeds;  or (2) to the extent the redeemed shares would have been eligible for the exchange  privilege,  to purchase  Class A shares of another of the Security
Funds,  without  a  sales  charge  up to the  dollar  amount  of the  redemption proceeds. To exercise this privilege,  a shareholder must provide written notice and a check in the  amount of the  reinvestment  within  thirty  days  after the redemption request; the reinstatement will be made at the net asset value on the date received by the Fund or the Security Funds, as appropriate.

PURCHASES  AT NET ASSET VALUE -- Class A shares of the Funds may be purchased at net asset value by (1)  directors,  officers  and  employees  of the Funds,  the
Funds' Investment Manager or Distributor;  directors,  officers and employees of
Security Benefit Life Insurance  Company and its  subsidiaries;  agents licensed with Security Benefit Life Insurance  Company;  spouses or minor children of any such agents; as well as the following relatives of any such directors,  officers and employees (and their spouses):  spouses,  grandparents,  parents,  children, grandchildren,  siblings,  nieces and nephews;  (2) any trust,  pension,  profit sharing or other benefit plan  established by any of the foregoing  corporations
for  persons   described   above;   (3)  retirement   plans  where  third  party
administrators  of such plans have entered into  certain  arrangements  with the
Distributor  or its  affiliates  provided that no commission is paid to dealers;
and (4) officers,  directors,  partners or registered representatives (and their spouses and minor children) of broker-dealers  who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment  purposes and that the securities  will not be transferred  or resold except  through  redemption or repurchase by or on behalf of the Funds.

Class A shares  of the  Funds  may be  purchased  at net  asset  value  when the purchase is made on the recommendation of (i) a registered  investment  adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor;  or (ii) a certified  financial planner or registered broker-dealer  who either  charges  periodic fees to its customers for financial planning,  investment  advisory or asset management  services,  or provides such services in connection with the establishment of an investment account for which a comprehensive  "wrap fee" is imposed.  Class A shares of the Funds may also be purchased at net asset value when the purchase is made by retirement  plans that
(i) buy shares of the Security  Funds worth  $500,000 or more;  (ii) have 100 or more  eligible  employees at the time of purchase;  (iii)  certify it expects to have annual plan purchases of shares of Security Funds of $200,000 or more; (iv)
are provided administrative services by certain third-party  administrators that have entered into a special service arrangement with the Security Funds relating to such plans; or (v) have at the time of purchase, aggregate assets of at least
$1,000,000.  Purchases  made  pursuant  to this  provision  may be  subject to a deferred  sales charge of up to 1% in the event of a redemption  within one year of the purchase.

The  Distributor  must be notified when a purchase is made that qualifies  under any of the above provisions.

FOR MORE INFORMATION

--------------------------------------------------------------------------------
BY TELEPHONE-- Call 1-800-888-2461.

BY MAIL-- Write to:
Security Management Company, LLC
700 SW Harrison
Topeka, KS 66636-0001

ON THE INTERNET -- Reports and other  information  about the Funds can be viewed online or downloaded from:

SEC: On the EDGAR Database at http://www.sec.gov

SMC, LLC: http://www.securitybenefit.com

Additional  information  about the Funds  (including the Statement of Additional
Information)  can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference Room in Washington,  DC.  Information  about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic  request at the following  e-mail address:  publicinfo@sec.gov  or by
writing  the  Public  Reference  Section  of  the  Commission,   Washington,  DC
20549-0102.
--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Funds' investments is available in the Funds' annual and semi-annual  reports to  shareholders.  In the Funds' annual reports,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  -- The Funds'  Statement  of  Additional
Information and the Funds' annual or semi-annual reports are available,  without
charge  upon  request  by  calling  the  Funds'   toll-free   telephone   number
1-800-888-2461,  extension 3127.  Shareholder  inquiries  should be addressed to
SMC, LLC, 700 SW Harrison Street,  Topeka, Kansas 66636-0001,  or by calling the
Funds'  toll-free  telephone  number  listed  above.  The  Funds'  Statement  of
Additional Information is incorporated into this prospectus by reference.

Each Fund's Investment Company Act file number is listed below:

                  Security Equity Fund............... 811-1136
                  o  Security Equity Series
                  o  Security Global Series
                  o  Security Total Return Series
                  o  Security Mid Cap Value Series
                  o  Security Small Cap Growth Series
                  o  Security Enhanced Index Series
                  o  Security International Series
                  o  Security Select 25 Series
                  o  Security Large Cap Growth Series
                  o  Security Technology Series

                  Security Growth and Income Fund.... 811-0487

                  Security Ultra Fund................ 811-1316

                                  www.securitybenefit.com

                                  [SDI LOGO]
                                  SECURITY DISTRIBUTORS, INC.
                                  A Member of The Security Benefit
                                  Group of Companies
                                  700 SW Harrison St., Topeka, Kansas 66636-0001

--------------------------------------------------------------------------------

SECURITY GROWTH AND INCOME FUND

SECURITY EQUITY FUND
o  EQUITY SERIES
o  GLOBAL SERIES
o  TOTAL RETURN SERIES
o  SOCIAL AWARENESS SERIES
o  MID CAP VALUE SERIES (FORMERLY THE VALUE SERIES)
o  SMALL CAP GROWTH SERIES (FORMERLY THE SMALL COMPANY SERIES)
o  ENHANCED INDEX SERIES
o  INTERNATIONAL SERIES
o  SELECT 25 SERIES
o  LARGE CAP GROWTH SERIES
o  TECHNOLOGY SERIES

SECURITY ULTRA FUND

Members of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001
(785) 431-3127
(800) 888-2461

This Statement of Additional Information is not a prospectus.  It should be read in  conjunction  with  the  prospectus  dated  February  1,  2001  as it  may be supplemented from time to time. A prospectus may be obtained by writing Security
Distributors,  Inc., 700 SW Harrison Street,  Topeka,  Kansas 66636-0001,  or by
calling (785) 431-3127 or (800)  888-2461,  ext. 3127. The Funds'  September 30,
2000 Annual Report is incorporated herein by reference.

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2001
RELATING TO THE PROSPECTUS DATED FEBRUARY 1, 2001,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Security Management Company, LLC
700 SW Harrison Street
Topeka, Kansas 66636-0001

UNDERWRITER
Security Distributors, Inc.
700 SW Harrison Street
Topeka, Kansas 66636-0001

CUSTODIANS
UMB Bank, N.A.
928 Grand Avenue
Kansas City, Missouri 64106

State Street Bank and Trust Company
225 Franklin
Boston, Massachusetts 02110

INDEPENDENT AUDITORS
Ernst & Young LLP
One Kansas City Place
1200 Main Street
Kansas City, Missouri 64105-2143

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

GENERAL INFORMATION

Security  Growth and Income Fund,  Security  Equity Fund and Security Ultra Fund
were organized as Kansas corporations on February 2, 1944, November 27, 1961 and
April 20,  1965,  respectively.  The name of  Security  Growth and  Income  Fund
(formerly  Security  Investment  Fund) was changed  effective  July 6, 1993. The
Funds are  registered  with the Securities  and Exchange  Commission  ("SEC") as investment companies.  Such registration does not involve supervision by the SEC of the  management or policies of the Funds.  The Funds are open-end  investment companies  that,  upon the demand of the investor,  must redeem their shares and pay the  investor  the  current  net asset  value  thereof.  (See "How to Redeem
Shares," page 58.)

Each of Security  Growth and Income Fund ("Growth and Income Fund"),  the Equity
Series  ("Equity  Fund"),  Global Series  ("Global  Fund"),  Total Return Series
("Total Return Fund"),  Social Awareness Series ("Social  Awareness Fund"),  Mid
Cap Value Series ("Mid Cap Value  Fund"),  Small Cap Growth  Series  ("Small Cap
Growth Fund"),  Enhanced  Index Series  ("Enhanced  Index Fund"),  International
Series  ("International  Fund"),  Select 25 Series ("Select 25 Fund"), Large Cap
Growth  Series  ("Large Cap Growth  Fund") and  Technology  Series  ("Technology
Fund")  of  Security  Equity  Fund,  and  Security  Ultra  Fund  ("Ultra  Fund")
(collectively,  the "Funds") has its own investment objective and policies which are described on the following pages.  While there is no present intention to do so, the investment  objective and policies of each Fund, unless otherwise noted, may be changed by its Board of Directors  without the approval of  stockholders.
Each of the Funds is also required to operate within limitations  imposed by its fundamental  investment  policies which may not be changed  without  stockholder approval. These limitations are set forth under "Investment Policy Limitations,"
beginning on page 36. An  investment  in one of the Funds does not  constitute a complete investment program.

The value of the shares of each Fund fluctuates,  reflecting fluctuations in the value of the portfolio  securities  and, to the extent it is invested in foreign securities,  its net currency  exposure.  Each Fund may realize  losses or gains when it sells  portfolio  securities  and will earn income to the extent that it receives dividends or interest from its investments. (See "Dividends and Taxes,"
page 61.)

The  Funds'  shares  are sold to the  public  at net asset  value,  plus a sales commission which is allocated between the principal  underwriter and dealers who sell the shares  ("Class A  Shares"),  or at net asset  value with a  contingent deferred sales charge ("Class B Shares, Class C and Class S Shares").  (See "How
to Purchase Shares," page 40.)

Professional  investment advice is provided to each Fund by Security  Management
Company,  LLC (the  "Investment  Manager").  The Investment  Manager has engaged
OppenheimerFunds,  Inc.  ("Oppenheimer") to provide investment advisory services to Global Fund, Strong Capital Management, Inc. ("Strong") to provide investment advisory  services to Small Cap Growth Fund,  Bankers  Trust  Company  ("Bankers
Trust") to provide  investment  advisory  services  to  Enhanced  Index Fund and
International  Fund and Wellington  Management  Company,  LLP  ("Wellington") to
provide investment advisory services to Technology Fund.

The Funds receive investment advisory, administrative,  accounting, and transfer agency  services from the Investment  Manager for a fee. The fee for each of the
Growth and Income,  Equity and Ultra  Funds,  on an annual  basis,  is 2% of the first $10 million of the  average net assets,  1 1/2% of the next $20 million of the  average  net  assets  and 1% of the  remaining  average  net  assets of the respective Funds,  determined daily and payable monthly.  The fee paid by Global
Fund,  on an annual  basis,  is 2% of the first $70  million of the  average net assets,  and 1 1/2% of the remaining  average net assets,  determined  daily and payable monthly.

Separate fees are paid by Total Return,  Social Awareness,  Mid Cap Value, Small
Cap  Growth,  Enhanced  Index,  International,  Select 25,  Large Cap Growth and
Technology   Funds,   to  the  Investment   Manager  for  investment   advisory,
administrative  and transfer agency  services.  The investment  advisory fee for
Social  Awareness,  Mid Cap  Value,  Small  Cap  Growth,  Large Cap  Growth  and
Technology  Funds on an  annual  basis is equal to 1% of the  average  daily net assets of each  Fund,  calculated  daily and  payable  monthly.  The  investment advisory  fee for Enhanced  Index,  Total Return and Select 25 Funds is equal to
 .75% of the average daily net assets of each Fund,  calculated daily and payable monthly. The investment advisory fee for International Fund is equal to 1.10% of the average daily net assets of the Fund,  calculated daily and payable monthly.
The  administrative fee for the Total Return,  Social Awareness,  Mid Cap Value,
Small Cap Growth,  Enhanced  Index,  Select 25 and Large Cap Growth  Funds on an
annual basis is equal to .09% of the average daily net assets of each respective
Fund. The  administrative fee for International Fund on an annual basis is equal to .045% of the average daily net assets of the Fund plus the greater of .10% of its average net assets or (i) $45,000 in the year ending  January 31,  2001;  or
(ii)  $60,000  in  the  year  ending  January  31,  2002  and  thereafter.   The
administrative  fee for Technology  Fund on an annual basis is equal to .045% of the average daily net assets of the Fund plus the greater of .10% of its average net assets or (i) $30,000 in the year ending April 30, 2001; (ii) $45,000 in the year ending April 30, 2002 or (iii) $60,000 thereafter.  The transfer agency fee for the Total  Return,  Social  Awareness,  Mid Cap  Value,  Small  Cap  Growth,
Enhanced Index, International,  Select 25, Large Cap Growth and Technology Funds
consists of an annual  maintenance  fee of $8.00 per account,  and a transaction fee of $1.00 per transaction.

The  Investment  Manager  bears all expenses of the Funds  (except Total Return,
Social   Awareness,   Mid  Cap  Value,   Small  Cap  Growth,   Enhanced   Index,
International,  Select 25, Large Cap Growth and Technology Funds) except for its fees and the expenses of brokerage commissions,  interest, taxes, Class B, Class
C and Class S distribution  fees,  and  extraordinary  expenses  approved by the
Board of Directors of the Funds.  The Total Return,  Social  Awareness,  Mid Cap
Value,  Small Cap Growth,  Enhanced Index,  International,  Select 25, Large Cap
Growth  and  Technology  Funds  pay all of their  expenses  not  assumed  by the
Investment  Manager  or  Security  Distributors,  Inc.  (the  "Distributor")  as
described under "Investment Management," page 47.

The Investment Manager has agreed that the total annual expenses of any class or
Series of a Fund (including the management fee and its other fees, but excluding interest,  taxes,  brokerage  commissions,  extraordinary  expenses and Class B,
Class C and Class S  distribution  fees) will not exceed any expense  limitation imposed by any state. See "Investment  Management,"  page 47 for a discussion of the Investment Manager and the Investment Management and Services Agreements.

Under a  Distribution  Plan  adopted with respect to the Class A shares of Small
Cap  Growth,  Enhanced  Index,  International,  Select 25,  Large Cap Growth and
Technology  Funds,  pursuant to Rule 12b-1 under the  Investment  Company Act of
1940,  each such Fund is authorized to pay the Distributor an annual fee of .25%
of the average daily net assets of the Class A shares of the respective Funds to finance various distribution and service-related activities.  Under Distribution
Plans adopted with respect to the Class B shares,  Class C shares and Class S of the  Funds,  pursuant  to  Rule  12b-1,  each  Fund  is  authorized  to pay  the
Distributor  an annual fee of 1.00% of the average daily net assets of the Class
B  shares,  Class C shares  and Class S  shares,  respectively,  of the Funds to finance  various  distribution  and  service-related  activities.  (See "Class A
Distribution  Plan," page 42,  "Class B  Distribution  Plan," page 43,  "Class C
Distribution Plan," page 43 and "Class S Distribution Plan," page 44.)

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

SECURITY GROWTH AND INCOME FUND -- The investment objective of Growth and Income
Fund is  long-term  growth of capital with a secondary  emphasis on income.  The value of Growth and Income  Fund's  shares will  fluctuate  with  changes in the market value of the Fund's investments. The investment objective and policies of
Growth and Income  Fund may be altered  by the Board of  Directors  without  the approval of stockholders of the Fund.  There can be no assurance that the stated
investment objective will be achieved.

The  policy of Growth and Income  Fund is to invest in a  diversified  portfolio which will  ordinarily  consist  principally of common stocks (which may include
American Depositary  Receipts  ("ADRs")),  but may also include other securities when  deemed  advisable.  Such  other  securities  may  include  (i)  securities convertible  into common stocks;  (ii) preferred  stocks;  (iii) debt securities issued by U.S.  corporations;  (iv) securities issued by the U.S.  Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness,  notes and bonds; (v) securities issued by foreign governments, their agencies, and instrumentalities,  and foreign corporations,  provided that such securities are denominated in U.S. dollars; (vi) higher yielding, high risk debt securities  (commonly  referred to as "junk bonds");  and (vii) zero coupon securities.  The Fund may also  invest in  warrants.  However,  as an  operating policy such investment may not exceed 5% of its total assets valued at the lower of cost or market. Included in that amount, but not to exceed 2% of the value of the  Fund's  assets  may be  warrants  which  are not  listed on the New York or
American Stock Exchange.  Warrants  acquired by the Fund in units or attached to securities may be deemed to be without value. In the selection of securities for investment,  the potential for  appreciation  and future dividends is given more weight  than  current  dividends.  The Fund may also invest in any other type of security or instrument whose investment  characteristics are consistent with the
Fund's investment program.

Except  when in a  temporary  defensive  position,  Growth and Income  Fund will maintain at least 25% of its assets  invested in  securities  selected for their capital growth potential, principally common stocks, and at least another 25% of its total assets invested in securities which provide income.

With respect to Growth and Income Fund's investment in debt securities, there is no percentage limitation on the amount of the Fund's assets that may be invested in securities within any particular rating  classification (see Appendix A for a more complete  description  of the  corporate  bond  ratings),  and the Fund may invest without limit in unrated securities. Growth and Income Fund may invest in securities rated Baa by Moody's  Investors  Service,  Inc., or BBB by Standard &
Poor's  Corporation.   Baa  securities  are  considered  to  be  "medium  grade"
obligations  by  Moody's  and BBB is the  lowest  classification  which is still considered an "investment grade" rating by Standard & Poor's. Bonds rated Baa by
Moody's or BBB by Standard & Poor's have speculative  characteristics and may be more susceptible than higher grade bonds to adverse economic conditions or other adverse  circumstances which may result in a weakened capacity to make principal and  interest  payments.  In addition,  the Fund may invest in higher  yielding, longer-term  debt securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"). These include securities  rated Ba or lower by Moody's or BB or lower by Standard & Poor's and are  regarded as  predominantly  speculative  with respect to the ability of the issuer to meet principal and interest payments.  However, the Investment Manager will not rely  principally  on the  ratings  assigned  by the  rating  services.
Because Growth and Income Fund may invest in lower rated  securities and unrated securities of  comparable  quality,  the  achievement  of the Fund's  investment objective may be more dependent on the Investment  Manager's own credit analysis than would be the case if investing in higher rated securities.

As discussed above, Growth and Income Fund may invest in foreign debt securities that are denominated in U.S.  dollars.  Such foreign debt securities may include debt of  foreign  governments,  including  Brady  Bonds,  and  debt  of  foreign corporations.  The  Fund  expects  to  limit  its  investment  in  foreign  debt securities,  excluding  Canadian  securities,  to not more than 15% of its total assets and its  investment in debt  securities  of issuers in emerging  markets, excluding Brady Bonds, to not more than 5% of its net assets. See the discussion of the risks associated with investing in foreign securities and, in particular,
Brady Bonds and emerging markets under "Investment Methods and Risk Factors."

Growth and Income Fund may  purchase  securities  on a "when  issued,"  "forward commitment"  or  "delayed  delivery"  basis in  excess of  customary  settlement periods for the type of security involved.  As an operating policy, the Fund may not invest more than 10% of its total assets in securities  which are restricted as to  disposition  under the federal  securities  laws.  The Fund may  purchase without regard to this limitation,  restricted securities which are eligible for resale  pursuant  to Rule 144A  under the  Securities  Act of 1933  ("Rule  144A
Securities")  subject  to the  Fund's  policy  that not more than 15% of its net assets may be  invested in illiquid  securities.  From time to time,  Growth and
Income Fund may purchase  government  bonds or  commercial  notes for  temporary defensive  purposes.  The Fund  may also  utilize  repurchase  agreements  on an overnight basis or bank demand accounts,  pending investment in securities or to meet  potential  redemptions  or  expenses.  See the  discussion  of when issued securities,  restricted securities,  and repurchase agreements under "Investment
Methods and Risk Factors" and see the discussion of restricted  securities under the same heading in the prospectus.

The Fund may enter into futures contracts (a type of derivative) to hedge all or a portion of its portfolio,  as an efficient  means of adjusting its exposure to the stock market or to increase returns.  The Fund will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging  purposes will not equal more than 5% of the Fund's net asset value.
The Fund may also invest in options contracts and in other investment companies, such as index-based securities. See "Investment Methods and Risk Factors."

The Fund may invest in real estate  investment  trusts  ("REITs") and other real estate industry companies or companies with substantial real estate investments.
See the discussion of real estate securities under "Investment  Methods and Risk
Factors."

The Fund may also invest in zero  coupon  securities  which are debt  securities that pay no cash income but are sold at  substantial  discounts  from their face value.  Certain  zero coupon  securities  also provide for the  commencement  of regular interest  payments at a deferred date. See "Investment  Methods and Risk
Factors" for a discussion of zero coupon securities.

Growth and Income Fund's policy is to diversify  its  investments  among various industries,  but freedom of action is reserved (at times when deemed appropriate for the  attainment  of its  investment  objectives)  to invest up to 25% of its assets in one industry.  This is a fundamental  policy of Growth and Income Fund which cannot be changed without stockholder approval.

There is no restriction on Growth and Income Fund's portfolio  turnover,  but it is the Fund's practice to invest its funds for long-term  growth and secondarily for income.  Portfolio turnover is the percentage of the lower of security sales or purchases to the average  portfolio value and would be 100% if all securities in the Fund were replaced within a period of one year. The Fund will not usually trade securities for short-term profits.

SPECIAL RISKS OF HIGH YIELD INVESTING. Because Growth and Income Fund may invest in the high  yield,  high risk debt  securities  (commonly  referred to as "junk bonds")  described  above, its share price and yield may fluctuate more than the share  price  and yield of a fund  investing  in  higher  quality,  shorter-term securities.  High  yield  bonds  may be more  susceptible  to real or  perceived adverse  economic and competitive  industry  conditions  than  investment  grade bonds.  A projection of an economic  downturn,  or higher  interest  rates,  for example,  could cause a decline in high yield bond  prices  because an advent of such events  could  lessen the  ability of highly  leveraged  companies  to make principal  and  interest  payments  on its debt  securities.  In  addition,  the secondary trading market for high yield bonds may be less liquid than the market for higher grade  bonds,  which can  adversely  affect the ability of Growth and
Income  Fund to dispose of its  portfolio  securities.  Bonds for which there is only a "thin"  market  can be more  difficult  to value  inasmuch  as  objective pricing data may be less  available  and judgment may play a greater role in the valuation process. Debt securities issued by governments in emerging markets can differ from debt  obligations  issued by private  entities in that remedies from defaults  generally must be pursued in the courts of the defaulting  government, and legal recourse is therefore somewhat diminished.  Political  conditions,  in terms of a government's  willingness to meet the terms of its debt  obligations, also  are of  considerable  significance.  There  can be no  assurance  that the holders of commercial bank debt may not contest  payments to the holders of debt securities  issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

SECURITY  EQUITY FUND -- Security  Equity  Fund  currently  issues its shares in eleven  series--Equity  Series ("Equity  Fund"),  Global Series ("Global Fund"),
Total Return Series ("Total  Return Fund"),  Social  Awareness  Series  ("Social
Awareness Fund"), Mid Cap Value Series ("Mid Cap Value Fund"),  Small Cap Growth
Series ("Small Cap Growth Fund"), Enhanced Index Series ("Enhanced Index Fund"),
International  Series  ("International  Fund"),  Select  25 Series  ("Select  25
Fund"),  Large Cap Growth Series ("Large Cap Growth Fund") and Technology Series
("Technology Fund"). The assets of each Series are held separate from the assets of the other Series and each Series has an  investment  objective  which differs from that of the other  Series.  The  investment  objective and policies of each
Series are  described  below.  There are risks  inherent in the ownership of any security and there can be no assurance  that such  investment  objective will be achieved.

Although there is no present intention to do so, the investment objective of the
Funds  may be  altered  by the  Board  of  Directors  without  the  approval  of stockholders of the Fund.

EQUITY FUND. The investment  objective of Equity Fund is to provide a medium for
investment  in  equity  securities  to  complement   fixed-obligation  types  of
investments. Emphasis will be placed upon selection of those securities which in the  opinion  of the  Investment  Manager  offer  basic  value and have the most long-term  capital  growth  potential.  Income  potential  will be considered in selecting  investments,  to the extent  doing so is  consistent  with the Fund's investment objective of long-term capital growth.

Equity Fund  ordinarily will have at least 65% of its total assets invested in a broadly  diversified  selection of common stocks (which may include ADRs) and of preferred stocks convertible into common stocks.  However, the Fund reserves the right to invest  temporarily  in fixed  income  securities  or in cash and money market  instruments.  The Fund may also  invest in any other type of security or instrument  whose  investment  characteristics  are  consistent  with the Fund's investment program. The Fund may invest in repurchase  agreements,  certificates of deposit issued by banks or other bank demand accounts,  pending investment in other  securities or to meet potential  redemptions  or expenses.  Equity Fund's investment  policy,  with  emphasis on investing  in  securities  for  potential capital enhancement  possibilities,  may involve a more rapid portfolio turnover than other investment companies.

Portfolio turnover is the percentage of the lower of security sales or purchases to the average  portfolio  value and would be 100% if all securities in the Fund were replaced within a period of one year.

It is not the policy of Equity Fund to purchase securities for trading purposes.
Nevertheless, securities may be disposed of without regard to the length of time held if such sales are deemed  advisable in order to meet the Fund's  investment objective. Equity Fund does not intend to purchase restricted stock.

The Fund may invest in options,  futures and other investment companies (such as index-based securities). See "Investment Methods and Risk Factors."

GLOBAL FUND. The investment objective of Global Fund is to seek long-term growth of capital primarily through investment in securities of companies  domiciled in foreign  countries and the United  States.  Global Fund will seek to achieve its objective  through  investment  in a diversified  portfolio of securities  which under normal  circumstances  will consist  primarily of various  types of common stocks and equivalents (the following constitute  equivalents:  convertible debt securities,  REITs, warrants and options). The Fund may also invest in preferred stocks, bonds and other debt obligations, which include money market instruments
of  foreign  and  domestic  companies  and  the  U.S.   Government  and  foreign
governments, governmental agencies and international organizations. The Fund may also  invest  in any other  type of  security  or  instrument  whose  investment characteristics  are consistent with the Fund's investment  program.  For a full description of the Fund's investment objective and policies, see the prospectus.

In seeking to achieve its  investment  objective,  Global  Fund can,  but is not required to, engage in the following investment practices:

SETTLEMENT  TRANSACTIONS.  Global Fund can, for a fixed amount of United  States dollars, enter into a forward foreign exchange contract for the purchase or sale of  the  amount  of  foreign  currency  involved  in the  underlying  securities transactions.  In so doing,  the Fund will  attempt to insulate  itself  against possible  losses and gains resulting from a change in the  relationship  between the United States dollar and the foreign  currency during the period between the date a security is  purchased  or sold and the date on which  payment is made or received. This process is known as "transaction hedging."

To effect the  translation of the amount of foreign  currencies  involved in the purchase and sale of foreign securities and to effect the "transaction  hedging"
described  above,  the Fund may purchase or sell foreign  currencies on a "spot"
(i.e.  cash) basis or on a forward basis  whereby the Fund  purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery  at a  specified  date which may be any fixed  number of days in the future.

Such spot and  forward  foreign  exchange  transactions  may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United
States  dollar and the relevant  foreign  currency when foreign  securities  are purchased or sold for settlement beyond customary  settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of such securities should decline.

PORTFOLIO   HEDGING.   When,   in  the   opinion  of  the  Fund's   Sub-Adviser,
OppenheimerFunds,  it is  desirable  to limit or  reduce  exposure  in a foreign currency  in order to moderate  potential  changes in the United  States  dollar value of the portfolio,  Global Fund can enter into a forward  foreign  currency exchange  contract by which the United  States  dollar  value of the  underlying foreign  portfolio  securities  can be  approximately  matched by an  equivalent
United States dollar  liability.  The Fund can also enter into forward  currency exchange  contracts  to  increase  its  exposure  to  a  foreign  currency  that
OppenheimerFunds  expects to  increase in value  relative  to the United  States dollar.  The Fund will not attempt to hedge all of its  portfolio  positions and will enter into such transactions only to the extent, if any, deemed appropriate by OppenheimerFunds. Hedging against a decline in the value of currency does not eliminate  fluctuations in the prices of portfolio  securities or prevent losses if the prices of such securities  decline.  The Fund seeks to limit its exposure in foreign currency exchange  contracts in a particular  foreign currency to the amount  of its  assets  denominated  in that  currency  or a  closely-correlated currency.  The precise  matching of the amounts under forward  contracts and the value of its securities  involved will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.

FORWARD COMMITMENTS. Global Fund may make contracts to purchase securities for a fixed  price  at a  future  date  beyond  customary  settlement  time  ("forward commitments")  because  new  issues  of  securities  are  typically  offered  to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in  addition  to the risk of  decline in value of the  Fund's  other  assets.
Although the Fund will enter into such contracts with the intention of acquiring the  securities,  it  may  dispose  of  a  commitment  prior  to  settlement  if
OppenheimerFunds deems it appropriate to do so.

COVERED  CALL  OPTIONS.  Global  Fund may seek to  preserve  capital  by writing covered  call  options  on  securities  which  it  owns.  Such an  option  on an underlying  security  would obligate the Fund to sell, and give the purchaser of the option the right to buy,  that  security at a stated  exercise  price at any time until a stated expiration date of the option.

REPURCHASE  AGREEMENTS.  A repurchase agreement is a contract under which Global
Fund would  acquire a security for a relatively  short period  (usually not more than 7 days) subject to the  obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price  (representing the Fund's cost plus  interest).  Although the Fund may enter into  repurchase  agreements  with respect to any portfolio  securities  which it may acquire  consistent  with its investment  policies and  restrictions,  it is the Fund's  present  intention to enter into repurchase  agreements only with respect to obligations of the United
States  Government  or its  agencies or  instrumentalities  to meet  anticipated redemptions or pending  investment or  reinvestment  of Fund assets in portfolio securities.  The Fund will enter into  repurchase  agreements  only with  member banks  of the  Federal  Reserve  System  and  with  "primary  dealers"  in  U.S.
Government  securities.  Repurchase  agreements  will  be  fully  collateralized including  interest  earned thereon during the entire term of the agreement.  If the  institution  defaults  on the  repurchase  agreement,  the Fund will retain possession of the underlying securities. If bankruptcy proceedings are commenced with respect to the seller,  realization on the collateral by Global Fund may be delayed or limited and the Fund may incur  additional  costs.  In such case, the
Fund will be subject to risks  associated  with  changes in market  value of the collateral  securities.  The Fund may enter into repurchase agreements only with
(a) securities dealers that have a total  capitalization of at least $40,000,000 and a ratio of aggregate indebtedness to net capital of no more than 4 to 1, or, alternatively, net capital equal to 6% of aggregate debit balances, or (b) banks that  have at  least  $1,000,000,000  in  assets  and a net  worth  of at  least
$100,000,000  as of its most recent annual  report.  In addition,  the aggregate repurchase  price of all repurchase  agreements held by the Fund with any broker shall not exceed 15% of the total assets of the Fund or $5,000,000, whichever is greater.  The Fund will not enter into  repurchase  agreements  maturing in more than  seven  days if the  aggregate  of such  repurchase  agreements  and  other illiquid investments would exceed 10%. The operating expenses of Global Fund can be  expected  to be  higher  than  those  of  an  investment  company  investing exclusively in United States securities.

RULE 144A SECURITIES.  As an operating policy, the Fund may not invest more than
10% of its total assets in securities  which are  restricted  as to  disposition under the federal  securities laws. The Fund may purchase without regard to this limitation, restricted securities which are eligible for resale pursuant to Rule
144A under the  Securities Act of 1933 ("Rule 144A  Securities")  subject to the
Fund's  policy  that not more  than 15% of its net  assets  may be  invested  in illiquid  securities.  Portfolio  turnover  is the  percentage  of the  lower of security sales or purchases to the average  portfolio value and would be 100% if all securities in the Fund were replaced within a period of one year.

TOTAL RETURN FUND. The investment objective of Total Return Fund is to seek high total return,  consisting of capital  appreciation and current income.  The Fund
seeks  this   objective  by  investing,   under  normal   circumstances,   in  a
well-diversified   portfolio   of  stocks  of  U.S.   companies   in   different
capitalization ranges. The Fund may also invest in stocks offering the potential for current income and in fixed income securities in any rating category.  As an operating  policy,  the Fund may not invest more than 10% of its total assets in securities which are restricted as to disposition  under the federal  securities laws.  The Fund may  purchase  without  regard  to this  limitation,  restricted securities  which are  eligible  for  resale  pursuant  to Rule  144A  under the
Securities  Act of 1933 ("Rule 144A  Securities")  subject to the Fund's  policy that not more than 15% of its net assets may be invested in illiquid securities.
The Total Return Fund may also invest in (i) preferred  stocks;  (ii)  warrants;
(iii)  dollar  denominated  foreign  securities;  and (iv)  securities  of other investment  companies.  The Fund may  purchase  securities  on a  "when-issued,"
"forward  commitment"  or  "delayed  delivery"  basis  in  excess  of  customary settlement periods for the type of security  involved.  The Fund may also invest in any other type of security or instrument whose investment characteristics are consistent with the Fund's  investment  program.  The Fund reserves the right to invest its assets  temporarily in cash or money market  instruments when, in the opinion  of the  Investment  Manager,  it is  advisable  to do so on  account of current  or  anticipated  market  conditions.  The Fund may  utilize  repurchase agreements on an overnight basis or bank demand accounts,  pending investment in securities or to meet potential  redemptions or expenses.  See the discussion of when-issued  securities,  restricted  securities and repurchase agreements under
"Investment Methods and Risk Factors."

To choose stocks, the Investment  Manager uses a blended approach,  investing in growth stocks and in value stocks.  The  Investment  Manager will also invest in value-oriented  stocks to attempt to reduce the Fund's potential  volatility and possibly add to current  income.  In choosing  the balance of growth  stocks and value stocks, the Investment Manager compares the potential risks and rewards of each category.

The Fund typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show  deteriorating  fundamentals or poor relative performance.

The Fund also may invest a portion of its assets in options and  futures,  which are used to hedge the Fund's  portfolio,  to  increase  returns  or to  maintain exposure to the equity markets.

SOCIAL  AWARENESS FUND. The investment  objective of Social Awareness Fund is to seek capital appreciation by investing in various types of securities which meet certain social  criteria  established for the Fund.  Social  Awareness Fund will invest in a diversified  portfolio of common  stocks  (which may include  ADRs), convertible  securities,  preferred stocks and debt securities.  See "Investment
Methods and Risk Factors" - "American  Depositary  Receipts." From time to time, the Fund may purchase  government bonds or commercial notes on a temporary basis for defensive  purposes.  The Fund may also invest in any other type of security or instrument  whose investment  characteristics  are consistent with the Fund's investment program, including any company in the Domini 400 Social Index.

Securities  selected  for their  appreciation  possibilities  will be  primarily common  stocks or other  securities  having the  investment  characteristics  of common stocks,  such as securities  convertible  into common stocks.  Securities will be  selected  on the  basis of their  appreciation  and  growth  potential.
Securities  considered to have capital  appreciation  and growth  potential will often include  securities of smaller and less mature  companies.  Such companies may  present  greater  opportunities  for capital  appreciation  because of high potential  earnings  growth,  but may also involve  greater risk.  They may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Their securities may trade less frequently and in limited volume, and only in the OTC market or on smaller  securities  exchanges.
As a result, the securities of smaller companies may have limited  marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies. The Fund may also invest in larger companies where opportunities for above-average  capital appreciation appear favorable and the Fund's social criteria are satisfied.

The  Social  Awareness  Fund  may  enter  into  futures  contracts  (a  type  of derivative) (or options thereon) to hedge all or a portion of its portfolio,  as an efficient  means of adjusting its exposure to the stock market or to increase returns. The Fund will limit its use of futures contracts so that initial margin deposits or premiums on such  contracts used for  non-hedging  purposes will not equal more than 5% of the Fund's  net  assets.  The Fund may also write call and put options on a covered  basis and purchase put and call options on  securities and  financial  indices.  The value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets. Under normal  circumstances,  the
Fund will invest all of its assets in issuers  that meet its social  criteria as set forth below and that offer investment potential.  Because of the limitations on investment  imposed by the social  criteria,  the  availability of investment opportunities  for the Fund may be limited as compared to those of similar funds which do not impose such restrictions on investment.

The Social Awareness Fund will not invest in securities of companies that engage in the production of nuclear energy, alcoholic beverages or tobacco products.

In  addition,  the  Fund  will  not  invest  in  securities  of  companies  that significantly  engage in: (1) the manufacture of weapon  systems;  (2) practices that,  on balance,  have a  detrimental  effect on the  environment;  or (3) the gambling  industry.  The Fund will monitor the  activities  identified  above to determine whether they are significant to an issuer's business. Significance may be  determined on the basis of the  percentage  of revenue  generated by, or the size of operations  attributable to, such activities.  The Fund may invest in an issuer that engages in the activities  set forth above,  in a degree that is not deemed significant by the Investment  Manager.  In addition,  the Fund will seek out companies that have  contributed  substantially  to the communities in which they  operate,  have a  positive  record  on  employment  relations,  have  made substantial  progress  in  the  promotion  of  women  and  minorities  or in the implementation  of benefit policies that support working parents,  or have taken notably positive steps in addressing environmental challenges.

The Investment Manager will evaluate an issuer's activities to determine whether it  engages  in any  practices  prohibited  by the Fund's  social  criteria.  In addition  to its own  research  with  respect  to an  issuer's  activities,  the
Investment   Manager  will  also  rely  on  other   organizations  that  publish
information for investors concerning the social policy implications of corporate activities.  The  Investment  Manager  may rely  upon  information  provided  by advisory  firms that  provide  social  research  on U.S.  corporations,  such as
Kinder,  Lydenberg & Domini & Co., Inc., and Social Investment Research Service.
Investment  selection  on the basis of social  attributes  is a  relatively  new practice and the sources for this type of information are not well  established.
The  Investment  Manager will  continue to identify and monitor  sources of such
information  to  screen  issuers  which  do  not  meet  the  social   investment
restrictions of the Fund.

If after  purchase of an issuer's  securities  by Social  Awareness  Fund, it is determined that such  securities do not comply with the Fund's social  criteria, the securities will be eliminated from the Fund's  portfolio within a reasonable time.  This  requirement  may cause the Fund to dispose of a security  at a time when it may be  disadvantageous  to do so. All  companies in the DSI 400 will be deemed to comply  with the Fund's  social  criteria.  Portfolio  turnover is the percentage of the lower of security sales or purchases to the average  portfolio value and would be 100% if all  securities  in the Fund were  replaced  within a period of one year.

MID CAP VALUE FUND (FORMERLY  VALUE FUND).  The investment  objective of Mid Cap
Value Fund is to seek long-term growth of capital. The Fund will seek to achieve its objective through investment in a diversified portfolio of securities. Under normal  circumstances the Fund will consist primarily of various types of common stock,  which may include ADRs,  and securities  convertible  into common stocks which the  Investment  Manager  believes  are  undervalued  relative  to assets, earnings,  growth  potential  or cash flows.  See the  discussion  of ADRs under
"Investment Methods and Risk Factors." Under normal circumstances, the Fund will invest at least 65% of its total  assets in the  securities  of  companies  with total market value of $10 billion or below at the time of purchase and which the
Investment Manager believes are undervalued.

The Mid Cap Value Fund may also invest in (i) preferred  stocks;  (ii) warrants;
(iii)  investment  grade debt  securities  (or unrated  securities of comparable quality);  and (iv)  securities  of  other  investment  companies.  The Fund may purchase  securities  on  a  "when-issued,"  "forward  commitment"  or  "delayed delivery"  basis in  excess  of  customary  settlement  periods  for the type of security involved. As an operating policy, the Fund may not invest more than 10%
of its total assets in securities  which are restricted as to disposition  under the  federal  securities  laws.  The Fund may  purchase  without  regard to this limitation, restricted securities which are eligible for resale pursuant to Rule
144A under the  Securities Act of 1933 ("Rule 144A  Securities")  subject to the
Fund's  policy  that not more  than 15% of its net  assets  may be  invested  in illiquid  securities.  The Fund may also invest in any other type of security or instrument  whose  investment  characteristics  are  consistent  with the Fund's investment program. The Fund reserves the right to invest its assets temporarily in cash and money  market  instruments  when,  in the opinion of the  Investment
Manager,  it is advisable to do so on account of current or  anticipated  market conditions.  The Fund may utilize repurchase agreements on an overnight basis or bank demand  accounts,  pending  investment in  securities or to meet  potential
redemptions  or  expenses.   See  the  discussion  of  when-issued   securities,
restricted  securities and repurchase  agreements under "Investment  Methods and
Risk Factors."

Portfolio turnover is the percentage of the lower of security sales or purchases to the average  portfolio  value and would be 100% if all securities in the Fund were replaced within a period of one year. A 100% turnover rate is substantially greater than that of most mutual funds.

SMALL CAP GROWTH FUND (FORMERLY SMALL COMPANY FUND). The investment objective of
Small Cap Growth Fund is to seek long-term  growth of capital.  The Fund invests primarily in equity securities of small market capitalization  companies ("small company  stocks").  Market  capitalization  means  the total  market  value of a company's  outstanding  common  stock.  The Fund  anticipates  that under normal market  conditions,  the Fund will  invest at least 65% of its  assets in equity securities  of  domestic  and  foreign  companies  with  market  capitalizations substantially  similar to that of the companies in the Russell 2000 Growth Index at the time of  purchase.  The  equity  securities  in which the Fund may invest include common stocks,  preferred stocks (both convertible and non-convertible), warrants and rights.  It is anticipated  that the Fund will invest  primarily in companies whose  securities are traded on foreign or domestic stock exchanges or in the OTC market.  The Fund also may invest in  securities  of emerging  growth companies.  Emerging  growth  companies  are  companies  which have passed their start-up  phase and which show  positive  earnings  and  prospects  of achieving significant profit and gain in a relatively short period of time.

Under normal  conditions,  the Fund intends to invest primarily in small company stocks; however, the Fund is also permitted to invest up to 35% of its assets in equity  securities of domestic and foreign  issuers with market  capitalizations which  exceed  that  of  companies  in  the  Russell  2000  Growth  Index,  debt obligations and domestic and foreign money market instruments, including bankers acceptances,  certificates  of deposit  and  discount  notes of U.S.  Government securities.  Debt  obligations  in which the Fund may invest will be  investment grade debt  obligations,  although the Fund may invest up to 5% of its assets in non-investment grade debt obligations.  In addition,  for temporary or emergency purposes,  the  Fund  can  invest  up to 100% of  total  assets  in  cash,  cash equivalents,  U.S.  Government  securities,  commercial  paper and certain other money market  instruments,  as well as repurchase  agreements  collateralized by these  types of  securities.  The Fund  also may  invest in  reverse  repurchase agreements and shares of non-affiliated  investment companies. The Fund may also
invest  in  any  other  type  of  security  or   instrument   whose   investment
characteristics  are  consistent  with the Fund's  investment  program.  See the discussion of such securities under "Investment Methods and Risk Factors."

The Fund may  purchase  an  unlimited  number of foreign  securities,  including securities  of  companies  in emerging  markets.  The Fund may invest in foreign securities,  either  directly  or  indirectly  through  the  use  of  depositary receipts.  Depositary  receipts,  including ADRs,  European  Depository Receipts
("EDRs") and American  Depository  Shares are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Fund also may  invest in  securities  of  foreign  investment  funds or trusts  (including passive foreign investment companies). See the discussion of foreign securities, emerging  growth stocks,  currency risk and ADRs under  "Investment  Methods and
Risk Factors."

Some of the  countries  in which  the  Fund may  invest  may not  permit  direct investment  by  outside  investors.  Investment  in such  countries  may only be
permitted   through   foreign   government-approved   or   government-authorized
investment  vehicles,  which may include other investment  companies.  Investing through such  vehicles may involve  frequent or layered fees or expenses and may also be subject to  limitation  under the  Investment  Company Act of 1940.  See
"Investment  Methods and Risk Factors" - "Shares of Other Investment  Companies"
for more information.

The Fund may purchase  and sell foreign  currency on a spot basis and may engage in forward currency  contracts,  currency  options and futures  transactions for hedging or risk management  purposes.  See the discussion of currency risk under
"Investment Methods and Risk Factors."

At various  times the Fund may invest in derivative  instruments  for hedging or risk management  purposes or for any other permissible  purpose  consistent with the Fund's investment objective.  Derivative  transactions in which the Fund may engage include the writing of covered put and call options on securities and the purchase of put and call options  thereon,  the purchase of put and call options on securities indexes and exchange-traded  options on currencies and the writing of put and call options on  securities  indexes.  The Fund may enter into spread transactions  and  swap  agreements.  The Fund  also may buy and sell  financial futures contracts which may include interest-rate  futures,  futures on currency exchanges,  and stock and bond index futures contracts.  The Fund may enter into any futures  contracts and related options without limit for "bona fide hedging"
purposes (as defined in the Commodity  Futures Trading  Commission  regulations)
and for other permissible  purposes,  provided that aggregate initial margin and premiums on  positions  engaged in for purposes  other than "bona fide  hedging"
will not exceed 5% of its net asset value,  after taking into account unrealized profits and losses on such contracts.  See "Investment Methods and Risk Factors"
for more  information  on  options,  futures  (and  options  thereon)  and other derivative instruments.

The Fund may acquire warrants which are securities  giving the holder the right, but  not the  obligation,  to buy  the  stock  of an  issuer  at a  given  price
(generally  higher  than the value of the stock at the time of  issuance),  on a specified  date,  during a specified  period,  or  perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities.  As an operating policy, the Fund may purchase warrants, valued at the lower of cost or market value, of up to 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets,  may be warrants  that are not listed on any recognized U.S. or foreign stock exchange.  Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

The Fund may engage in short selling against the box, provided that no more that
15% of the value of the Fund's net assets is in deposits on short sales  against the box at any one time. The Fund also may invest in REITs and other real estate industry  companies or companies with substantial real estate  investments.  See the  discussion of real estate  securities  under  "Investment  Methods and Risk
Factors."

As an  operating  policy,  the Fund may not  invest  more  than 10% of its total assets in securities  which are restricted as to  disposition  under the federal securities  laws.  The Fund may  purchase  without  regard  to this  limitation, restricted  securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") subject to the Fund's policy that not more than 15% of its net assets may be invested in illiquid securities.
See the discussion of restricted  securities under "Investment  Methods and Risk
Factors." The Fund also may invest without limitation in securities purchased on a "when-issued,"  "forward  commitment" or "delayed delivery" basis as discussed under "Investment Methods and Risk Factors."

While  there  is  careful  selection  and  constant  supervision  by the  Fund's
Sub-Adviser, Strong, there can be no guarantee that the Fund's objective will be achieved.  Strong  invests in companies  whose  earnings are believed to be in a relatively  strong growth trend,  and, to a lesser extent, in companies in which significant  further  growth is not  anticipated  but which are  perceived to be undervalued.  In identifying  companies with favorable growth prospects,  Strong considers factors such as prospects for above-average sales and earnings growth;
high  return  on  invested  capital;  overall  financial  strength;  competitive advantages,  including  innovative  products and services;  effective  research, product development and marketing; and stable, capable management.

Investing in securities of small-sized and emerging growth companies may involve greater risks than  investing in larger,  more  established  issuers since these securities may have limited  marketability  and, thus, they may be more volatile than securities of larger, more established  companies or the market averages in general.  Because  small-sized  companies normally have fewer shares outstanding than  larger  companies,  it may be more  difficult  for the Fund to buy or sell significant  numbers of such shares without an unfavorable  impact on prevailing prices.  Small-sized  companies  may have  limited  product  lines,  markets  or financial  resources and may lack  management  depth.  In addition,  small-sized companies  are  typically  subject to wider  variations in earnings and business prospects than are larger, more established  companies.  There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

Securities of issuers in "special  situations" also may be more volatile,  since the market  value of these  securities  may decline in value if the  anticipated benefits do not materialize.  Companies in "special situations" include, but are
not  limited  to,  companies   involved  in  an  acquisition  or  consolidation;
reorganization;  recapitalization;  merger, liquidation or distribution of cash, securities or other assets;  a tender or exchange offer, a breakup or workout of a holding company;  litigation which, if resolved  favorably,  would improve the value of the companies' securities; or a change in corporate control.

Although  investing in  securities  of emerging  growth  companies or issuers in
"special situations" offers potential for above-average returns if the companies are  successful,  the risk  exists that the  companies  will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an  investment  in the  Fund  may  involve  a  greater  degree  of risk  than an investment  in other  mutual  funds  that seek  long-term  growth of  capital by investing in better-known, larger companies.

Portfolio  turnover  is the  percentage  of the  lower  of  securities  sales or purchases to the average  portfolio value and would be 100% if all securities in the Fund were  replaced  within a period of one year.  A 100%  turnover  rate is substantially greater than that of most mutual funds.

ENHANCED INDEX FUND.  The investment  objective of the Enhanced Index Fund is to outperform  the  Standard & Poor's 500  Composite  Stock  Price  index (the "S&P
500(R)  Index")  through stock  selection  resulting in different  weightings of common stocks relative to the index.

The Fund will include the common stock of companies included in the S&P 500. The
S&P 500 is an index of 500 common  stocks,  most of which  trade on the New York
Stock Exchange Inc. (the "NYSE"). The Sub-Adviser,  Bankers Trust, believes that the S&P 500 is  representative  of the  performance  of publicly  traded  common stocks in the U.S. in general.

In seeking to outperform the S&P 500, the Sub-Adviser starts with a portfolio of stocks  representative  of the  holdings  of the  Index.  It then  uses a set of quantitative  criteria that are designed to indicate  whether a particular stock will  predictably  generate  returns  that  will  exceed  or be  less  than  the performance of the S&P 500. Based on these criteria,  the Sub-Adviser determines whether the Fund should  overweight,  underweight or hold a neutral  position in the stock relative to the  proportion of the S&P 500 that the stock  represents.
While the majority of the issues held by the Fund will have  neutral  weightings to the S&P 500,  approximately 100 will be over or underweighted relative to the index. In addition,  the  Sub-Adviser  may determine  based on the  quantitative criteria  that  certain  S&P 500  stocks  should  not be held by the Fund in any amount.  The Fund may also invest in any other type of  security  or  instrument whose  investment  characteristics  are  consistent  with the Fund's  investment program. As an operating policy,  under normal market conditions,  the Fund will invest at least 80% of its assets in equity securities of companies in the index and in  futures  contracts  representative  of the  stocks  in  the  index.  The
Sub-Adviser  intends to monitor the sector and security  weightings  of the Fund relative to the  composition of the S&P 500 Index.  As noted in the  prospectus, the Sub-Adviser will overweight and underweight securities in the index based on whether they believe a stock will  generate  returns that will exceed or be less than the Index.  While the Fund seeks to modestly  outperform the S&P 500 Index, the Fund expects that its returns will have a coefficient correlation of .90% or better  to the  S&P  500  Index.  The  Sub-Adviser  believes  that  the  various quantitative criteria used to determine which issues to over or underweight will balance each other so that the overall  risk of the Fund will not be  materially different than risk of the S&P 500 itself.

ABOUT THE S&P 500. The S&P 500 is a well-known  stock market index that includes common stocks of 500 companies from several  industrial  sectors  representing a significant  portion of the market value of all common stocks publicly traded in the United States,  most of which are listed on the NYSE.  Stocks in the S&P 500 are  weighted  according  to their market  capitalization  (i.e.,  the number of shares outstanding  multiplied by the stock's current price). The composition of the S&P 500 is  determined  by S&P and is based on such  factors  as the  market capitalization  and  trading  activity  of  each  stock  and its  adequacy  as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", and
"500"  are  trademarks  of the  McGraw-Hill  Companies,  Inc.  The  Fund  is not
sponsored,  endorsed,  sold or promoted by Standard & Poor's,  a division of the
McGraw-Hill Companies, Inc. ("S&P").

INVESTMENT  CONSIDERATIONS.  The Fund may be  appropriate  for investors who are willing to endure stock market  fluctuations  in pursuit of  potentially  higher long-term  returns.  The Fund invests primarily for growth. The Fund is intended to be a long-term  investment  vehicle and is not designed to provide  investors with a means of speculating on short-term market movements.

As a mutual fund investing  primarily in common  stocks,  the Fund is subject to market  risk--i.e.,  the possibility  that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods  when stock  prices  generally  rise and periods  when prices  generally decline.

As a  diversified  mutual fund, no more than 5% of the assets of the Fund may be
invested  in  the   securities  of  one  issuer  (other  than  U.S.   Government
securities),  except that up to 25% of the Fund's assets may be invested without regard to this limitation.  The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the
S&P 500 should  concentrate  to an extent  greater than that amount,  the Fund's ability  to  achieve  its  objective  may be  impaired.  No more than 15% of the
Portfolio's  net assets may be invested  in  illiquid or not readily  marketable securities (including repurchase agreements and time deposits with maturities of more than seven days).

The Fund may maintain up to 25% of its assets in short-term  debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate  full  investment  in the S&P  500  while  retaining  a cash  fund  for management  purposes,  to facilitate  trading, to reduce transaction costs or to seek higher  investment  returns  when a futures  contract,  option,  warrant or convertible  security is priced more  attractively  than the  underlying  equity security  or S&P 500.  These  instruments  may be  considered  derivatives.  See
"Investment  Methods  and Risk  Factors"  for more  information  about  futures, options and warrants.

The  following  discussion  contains more  detailed  information  about types of instruments  in which the Fund may invest and  strategies  the  Sub-Adviser  may employ in pursuit of the Fund's investment objective.

OTHER EQUITY SECURITIES. As part of one of the strategies used to outperform the
S&P 500, the Fund may invest in the equity  securities of companies that are not included in the S&P 500.  These  equity  securities  may include  securities  of companies that are the subject of publicly announced acquisitions or other major corporate  transactions.  Securities of some of these companies may perform much like  a  fixed  income  investment  because  the  market  anticipates  that  the transaction  will likely be  consummated,  resulting  in a cash  payment for the securities.  In such cases,  the Fund may enter into  securities  index  futures contracts  and/or  related  options as described in this statement of additional information  in order to  maintain  its  exposure  to the  equity  markets  when investing  in these  companies.  While this  strategy  is  intended  to generate additional  gains for the Fund without  materially  increasing the risk to which the Fund is subject,  there can be no assurance  that the strategy  will achieve its intended results.

SHORT-TERM INSTRUMENTS. When the Fund experiences large cash inflows through the sale of securities and desirable equity  securities that are consistent with the
Fund's  investment  objective are  unavailable  in  sufficient  quantities or at attractive prices,  the Fund may hold short-term  investments for a limited time pending availability of such equity securities.  Short-term  instruments consist of: (i) short-term  obligations  issued or guaranteed by the U.S.  Government or any of its  agencies or  instrumentalities  or by any of the states;  (ii) other short-term debt securities  rated AA or higher by S&P or Aa or higher by Moody's or, if unrated,  of comparable quality in the opinion of the Sub-Adviser;  (iii)
commercial paper; (iv) bank obligations,  including  negotiable  certificates of deposit, time deposits and bankers' acceptances;  and (v) repurchase agreements.
At the time the Fund invests in commercial paper, bank obligations or repurchase agreements,  the issuer or the issuer's parent must have  outstanding debt rated
AA or higher by S&P or Aa or higher by Moody's or outstanding  commercial  paper or bank  obligations  rated A-1 by S&P or  Prime-1  by  Moody's;  or, if no such ratings are  available,  the  instrument  must be of  comparable  quality in the opinion of the Sub-Adviser.

U.S.  GOVERNMENT  OBLIGATIONS.  The Fund may  invest  in  obligations  issued or
guaranteed  by  U.S.  Government,  its  agencies  or  instrumentalities.   These
obligations  may or may not be  backed by the "full  faith  and  credit"  of the
United States. In the case of securities not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the  federal  agency issuing or guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim  against the United States itself in the event the agency or instrumentality  does not meet its commitments.  Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include,  but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury  to meet its  obligations, and  obligations  of the Federal  Farm Credit  System and the Federal  Home Loan
Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include  obligations of the  Government  National  Mortgage
Association, the Farmers Home Administration, and the Export-Import Bank.

WHEN-ISSUED AND DELAYED DELIVERY  SECURITIES.  The Funds may purchase securities on a "when-issued" or "delayed  delivery"  basis.  For example,  delivery of and payment  for these  securities  can take place a month or more after the date of the purchase  commitment.  The purchase price and the interest rate payable,  if any, on the securities are fixed on the purchase  commitment date or at the time the settlement date is fixed.  The value of such securities is subject to market fluctuation  and no interest  accrues to the Portfolio  until  settlement  takes place. See "Investment  Methods and Risk Factors" - "When Issued Securities" for
more information.

EQUITY  INVESTMENTS.  The Fund may  invest  in equity  securities  listed on any domestic  securities  exchange  or traded in the OTC  market as well as  certain restricted  or unlisted  securities.  They may or may not pay dividends or carry voting  rights.  Common stock  occupies the most junior  position in a company's capital structure.

REVERSE  REPURCHASE  AGREEMENTS.  The Fund may  borrow  funds for  temporary  or emergency purposes, such as meeting larger than anticipated redemption requests, and  not for  leverage,  by  among  other  things,  agreeing  to sell  portfolio securities to financial  institutions  such as banks and  broker-dealers  and to repurchase  them at a  mutually  agreed  date and price (a  "reverse  repurchase agreement").  At the time the Fund enters into a reverse repurchase agreement it will place in a segregated  custodial account cash or other liquid assets having a value equal to the  repurchase  price,  including  accrued  interest.  Reverse repurchase  agreements  involve the risk that the market value of the securities sold by the Fund may decline  below the  repurchase  price of those  securities.
Reverse repurchase agreements are considered to be borrowings by the Fund.

CONVERTIBLE  SECURITIES.  Convertible  securities  may  be  debt  securities  or preferred stocks that may be converted into common stock or that carry the right to purchase common stock.  Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock,  usually of the same company, at specified prices within a certain period of time.

The terms of any  convertible  security  determine  its  ranking in a  company's capital  structure.  In the case of  subordinated  convertible  debentures,  the holders'  claims on assets and earnings are  subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of  preferred  stock,  the  holders'  claims on assets and earnings are subordinated  to the  claims of all  creditors  and are  senior to the claims of common shareholders.

DERIVATIVES.  The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional  security,  asset, or market index.  Some  "derivatives"  such as  mortgage-related  and  other  asset-backed securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional  debt securities.  There are, in fact,  many  different  types of  derivatives  and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional  hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining  exposure to a  particular  securities market without investing directly in those securities.

The Fund will only use derivatives for hedging  purposes.  While derivatives can be used as leveraged investments,  the Fund may not use them to leverage its net assets.  Derivatives will not be used to increase portfolio risk above the level that  would be  achieved  using only  traditional  investment  securities  or to acquire exposure to changes in the value of assets or indices that by themselves would  not be  purchased  for  the  Fund.  The  Fund  will  not  invest  in such instruments  as part of a  temporary  defensive  strategy  (in  anticipation  of declining  stock  prices) to protect  against  potential  market  declines.  See
"Investment  Methods and Risk  Factors" for more  information  about options and futures.

INTERNATIONAL FUND. The investment  objective of International Fund is long-term capital  appreciation  from  investment in foreign  equity  securities (or other securities with equity characteristics); the production of any current income is incidental  to  this  objective.  The  Fund  invests  primarily  in  established companies based in developed  countries outside the United States,  but may also invest  in  emerging  market  securities.  There  can be no  assurance  that the investment objective of the Fund will be achieved.

The Fund is designed for investors who are willing to accept short-term domestic and/or  foreign  stock  market  fluctuations  in pursuit of  potentially  higher long-term returns.

The Fund is not itself a balanced  investment  plan.  Investors  should consider their  investment  objective  and  tolerance  for risk when making an investment decision.

The value of the Fund's investments varies based upon many factors. Stock values fluctuate,  sometimes dramatically,  in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater  long-term  growth  potential than other types of securities.
Lower quality  securities offer higher yields, but also carry more risk. Because many foreign investments are denominated in foreign  currencies,  changes in the value of these  currencies  can  significantly  affect the Fund's  share  price.
General  economic factors in the various world markets can also impact the value of an investor's investment.  When an investor sells his or her shares, they may be worth more or less than what the investor paid for them.

The  following  is a discussion  of the various  investments  of and  techniques employed by the Fund.  Additional  information about the investment  policies of the Fund appears in "Investment Methods and Risk Factors" herein.

Under  normal  circumstances,  the Fund will invest at least 65% of the value of its total assets in the equity  securities  of foreign  issuers,  consisting  of common stock and other securities with equity characteristics. These issuers are primarily  established companies based in developed countries outside the United
States.  However the Fund may also invest in securities of issuers in developing
countries.   Investments  in  these  countries  will  be  based  upon  what  the
Sub-Adviser,  Bankers  Trust,  believes  to be an  acceptable  degree of risk in anticipation of superior returns.  The Fund will at all times be invested in the securities  of issuers based in at least three  countries  other than the United
States.  For further discussion of the unique risks associated with investing in foreign securities in both developed and developing  countries,  see "Investment
Objectives and Risk Factors" - "Certain Risks of Foreign Investing".

The Fund's  investment  will generally be diversified  among several  geographic regions and countries.  Criteria for determining the appropriate distribution of investments  among  various  countries  and regions  include the  prospects  for
relative  growth  among  foreign   countries,   expected  levels  of  inflation,
government policies influencing  business  conditions,  the outlook for currency
relationships   and  the  range  of  alternative   opportunities   available  to
international investors.

In  countries  and  regions  with  well-developed  capital  markets  where  more
information  is  available,   Bankers  Trust  will  seek  to  select  individual
investments  for the Fund.  Criteria  for  selection  of  individual  securities include the issuer's  competitive  position,  prospects  for growth,  management strength,  earnings quality,  underlying asset value,  relative market value and overall  marketability.  The Fund may invest in securities  of companies  having various levels of net worth, including smaller companies whose securities may be more volatile than securities  offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are  underdeveloped  or not easily accessed and  information is difficult to obtain,  the Fund may choose to invest  only at the  market  level.  Here the Fund may seek to  achieve  country exposure  through use of options or futures based upon an  established  index of securities  issued by local  issuers.  Similarly,  country  exposure may also be
achieved  through   investments  in  other  registered   investment   companies.
Restrictions on both these types of investment are more fully described below.

The  remainder  of the Fund's  assets will be invested in dollar and  non-dollar denominated  short-term  instruments.  These  investments  are  subject  to  the conditions discussed in more detail below.

The Fund invests  primarily in common  stocks and other  securities  with equity characteristics.  For purposes of the Fund's policy of investing at least 65% of the value of its total  assets in the  equity  securities  of  foreign  issuers,
"equity  securities"  are defined as common  stock,  preferred  stock,  trust or limited partnership  interests,  rights and warrants, and convertible securities
(consisting  of debt  securities or preferred  stock that may be converted  into common stock or that carry the right to purchase common stock). The Fund invests in securities listed on foreign or domestic securities  exchanges and securities traded  in  foreign  or  domestic  over-the-counter  markets  and may  invest in restricted or unlisted securities.

As an  operating  policy,  the Fund may not  invest  more  than 10% of its total assets in securities  which are restricted as to  disposition  under the federal securities  laws.  The Fund may  purchase  without  regard  to this  limitation, restricted  securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") subject to the Fund's policy that  not  more  than  15% of its  total  assets  may be  invested  in  illiquid securities.

The Fund may also utilize the following  investments  and investment  techniques and practices: American Depositary Receipts ("ADRs"), Global Depositary Receipts
("GDRS"),  European  Depositary  Receipts  ("EDRs"),   when-issued  and  delayed
delivery securities, securities lending, repurchase agreements, foreign currency exchange  transactions,  options on stocks,  options on foreign  stock  indices, futures  contracts on foreign stock indices,  and options on futures  contracts.
The Fund may also  invest in any other  type of  security  or  instrument  whose investment  characteristics  are consistent with the Fund's investment  program.
See "Investment Methods and Risk Factors" for further information.

The Fund  intends to stay  invested  in the  securities  described  above to the extent practical in light of its objective and long-term investment perspective.
However the Fund assets may be invested in short-term instruments with remaining maturities  of 397  days or less  (or in  money  market  mutual  funds)  to meet anticipated  redemptions and expenses or for day-to-day  operating  purposes and when,  in the  Sub-Adviser's  opinion,  it is  advisable  to  adopt a  temporary defensive position because of unusual or adverse conditions affecting the equity markets.  In addition,  when the Fund experiences large cash inflows through the sale of securities, and desirable equity securities that are consistent with the
Fund's  investment  objective are  unavailable  in  sufficient  quantities or at attractive prices,  the Fund may hold short-term  investments for a limited time pending availability of such equity securities.  Short-term  instruments consist of foreign and domestic:  (i) short-term  obligations of sovereign  governments, their agencies,  instrumentalities,  authorities or political subdivisions; (ii)
other  short-term  debt  securities  rated Aa or  higher  by  Moody's  Investors
Service,  Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Services
("S&P") or, if unrated, of comparable quality in the opinion of the Sub-Adviser;
(iii) commercial paper; (iv) bank obligations, including negotiable certificates
of  deposit,  time  deposits  and  bankers'  acceptances;   and  (v)  repurchase
agreements.  At the time the Fund invests in commercial  paper, bank obligations
or  repurchase  agreements,   the  issuer  or  the  issuer's  parent  must  have
outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by  S&P;  or,  if no such  ratings  are  available,  the  instrument  must be of comparable  quality in the opinion of the Sub-Adviser.  These instruments may be denominated in U.S.  dollars or in foreign  currencies that have been determined
to  be  of  high  quality  by  a  nationally   recognized   statistical   rating
organization,  or if unrated, by the Sub-Adviser.  For more information on these rating categories see "Appendix A."

As a  diversified  mutual fund, no more than 5% of the assets of the Fund may be
invested  in  the   securities  of  one  issuer  (other  than  U.S.   Government
securities),  except that up to 25% of the Fund's assets may be invested without regard to this limitation.  The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. No more than 15% of the Fund's total  assets may be invested in illiquid or not readily  marketable  securities
(including  repurchase  agreements and time deposits maturing in more than seven calendar days).

SELECT 25 FUND. The investment  objective of Select 25 Fund is to seek long-term growth of  capital.  It is a  diversified  fund that  pursues its  objective  by normally concentrating its investments in a core position of 20-30 common stocks of growth  companies  which have  exhibited  consistent  above average  earnings and/or revenue growth.  The Investment  Manager selects as the core position for the Fund,  what it  believes  to be premier  growth  companies.  The  Investment
Manager  uses a  "bottom-up"  approach in  selecting  growth  stocks.  Portfolio holdings will be replaced when one or more of the companies'  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth  company.  There can be no assurance  that the Fund's  objective  will be achieved.

The Fund may invest in (i) common stocks;  (ii) preferred stocks;  (iii) foreign securities  (including  ADRs); (iv) investment grade debt securities (or unrated securities of comparable quality) and securities of other investment  companies.
The Fund may purchase  securities on a "when-issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved.  As an operating  policy,  the Fund may not invest more than 10% of its total assets in  securities  which  are  restricted  as  to  disposition  under  the  federal securities  laws.  The Fund may  purchase  without  regard  to this  limitation, restricted  securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") subject to the Fund's policy that not more than 15% of its net assets may be invested in illiquid securities.
The Fund may also  invest in any other  type of  security  or  instrument  whose investment  characteristics  are consistent with the Fund's investment  program.
The Select 25 Fund reserves the right to invest its assets  temporarily  in cash and money market instruments when, in the opinion of the Investment  Manager, it is advisable to do so on account of current or  anticipated  market  conditions.
The Fund may utilize repurchase  agreements on an overnight basis or bank demand accounts,  pending investment in securities or to meet potential  redemptions or expenses.  See the  discussion of foreign  securities,  when issued  securities, restricted  securities and repurchase  agreements under "Investment  Methods and
Risk Factors."

LARGE CAP GROWTH FUND. The investment  objective of the Large Cap Growth Fund is long-term  capital growth.  It pursues this objective by primarily  investing in common stock and other equity securities of large capitalization companies that, in  the  opinion  of the  Investment  Manager,  have  long-term  capital  growth potential. The Fund invests primarily in a portfolio of common stocks, which may include American  Depository  Receipts  ("ADRs") or securities with common stock characteristics,  such as securities convertible to common stocks. The Fund also may  invest  in  preferred  stocks,  bonds  and  other  debt  securities.  Since investments are made based on their potential for long-term capital growth,  any current  income  that  the Fund may earn is  expected  to be  incidental  to the objective of long-term capital growth.  The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term  trading  profits.
The Fund  defines  large  capitalization  companies  as those whose total market
value  is  at  least  $5  billion  at  the  time  of   purchase.   The  Fund  is
non-diversified  within the meaning of the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Fund  may  also  concentrate  its  investments  in a particular industry or group of related  industries,  although it has no present intention of doing so.

The Investment Manager uses a growth-oriented  strategy to choose stocks,  which means  that it invests in  companies  whose  earnings  are  believed  to be in a relatively  strong growth trend. In identifying  companies with favorable growth prospects,  the  Investment  Manager  considers  factors such as  prospects  for above-average  sales and  earnings  growth;  high  return on  invested  capital;
overall  financial  strength;   competitive  advantages,   including  innovative
products and services;  effective  research,  product development and marketing;
and stable, capable management.

To manage risk in  declining or volatile  markets,  the  Investment  Manager may invest more in cash,  fixed-income  securities  and stocks that provide  income.
Fixed-income  securities  include  U.S.  government  securities,   foreign  debt
securities that are denominated in U.S.  dollars and high yield securities (also referred to as "junk bonds"). Although the Fund would do this only in seeking to avoid losses,  the Fund may be unable to pursue its investment  objective during that time, and it could reduce the benefit from any upswing in the market.

The Large Cap Growth Fund may purchase  securities that have not been registered under the federal securities laws, provided that the securities are eligible for resale pursuant to Rule 144A.

The  Large  Cap  Growth  Fund  may  enter  into  futures  contracts  (a  type of derivative)  (or options  thereon) to hedge all or a portion of its portfolio or as an  efficient  means of  adjusting  its  exposure  to the stock  market or to increase  returns.  The Fund may also  write  call and put  options on a covered basis and purchase put and call options on securities and financial indices.

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

From  time to time,  the Fund may  purchase  securities  on a  "when-issued"  or
"delayed delivery" basis in excess of customary  settlement periods for the type of security involved. Securities purchased on a when-issued basis are subject to market  fluctuation and no interest or dividends accrue to the Fund prior to the settlement  date. The Fund will establish a segregated  account in which it will maintain  cash or  liquid  securities  equal in value  to  commitments  for such when-issued or delayed delivery  securities.  Such segregated account may either be maintained with the Fund's  custodian bank or may simply be maintained on the
Fund's books. The Fund also may invest in warrants (other than those attached to other  securities)  which  entitle  the  holder to buy  equity  securities  at a specific price during or at the end of a particular  period. A warrant ceases to have value if it is not exercised prior to its expiration date. For a discussion of the risks associated with the securities and investment  techniques available to the Large Cap Growth  Fund,  see the  "Investment  Methods and Risk  Factors"
section of this statement of additional information.

TECHNOLOGY  FUND.  The  objective of the  Technology  Fund is long-term  capital appreciation.  The  Fund  pursues  its  objective  by  investing,  under  normal circumstances,  at least 80% of its total  assets in the  equity  securities  of technology  companies.  The  Fund  will  be  concentrated  and  expects  to hold approximately 30 to 50 positions. The Fund is non-diversified within the meaning of the  Investment  Company  Act of 1940.  The Fund may  invest up to 40% of its total assets in foreign securities.  The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.

The Sub-Adviser,  Wellington  Management Company, LLP, uses fundamental analysis to  choose  technology  securities  in  foreign  and U.S.  markets.  The  Funds'
investment  approach  is based on  analyzing  the  competitive  outlook  for the technology  sector,  identifying  those  industries  likely to benefit  from the
current  and   expected   future   environment,   and   identifying   individual
opportunities. The Sub-adviser's evaluation of technology companies rests on its solid  knowledge of the overall  competitive  environment  including  supply and demand characteristics,  trends,  existing product evaluations,  and new product developments  within the technology sector.  Fundamental  research is focused on direct contact with company management, suppliers, and competitors.

Asset  allocation  within the Fund  reflects  the  Sub-Adviser's  opinion of the relative  attractiveness  of stocks  within  the  industries  of the  technology sector, near term macroeconomic events that may detract or enhance an industry's attractiveness,  and the number of undervalued  opportunities  in each industry.
Opportunities dictate the magnitude and frequency of changes in asset allocation among industries,  but some representation typically is maintained in each major industry,  including  computer software,  computer hardware,  semiconductors and equipment, communications equipment, and internet and new media.

Stocks considered for purchase typically share the following attributes:

o  A positive change in operating results is anticipated

o  Unrecognized or undervalued capabilities are present

o  The quality of management  indicates  that these factors will be converted to shareholder values.

Stocks will be considered for sale from the Fund when:

o  Target prices are achieved

o  Earnings  and/or  return  expectations  are  marked  down due to  fundamental changes in the company's operating outlook

o  More attractive value in a comparable company is available.

The Fund may invest in  securities  denominated  in any  currency.  The Fund may invest a  portion  of its  assets  in  options,  futures  and  forward  currency contracts.  Generally,  these derivative instruments involve the obligation,  in the case of futures  and  forwards,  or the right,  in the case of  options,  to purchase or sell financial instruments in the present or at a future date. These derivatives strategies will be used:

o  To adjust the portfolio's exposure to a particular currency

o  To manage risk

o  As a substitute for purchasing or selling securities

The Fund  intends  to enter  into  repurchase  agreements  only  with  banks and broker/dealers  believed by the  Sub-Adviser to present  minimal credit risks in accordance  with  guidelines  approved  by the Fund's  Board of  Directors.  The
Sub-Adviser will review and monitor the creditworthiness of such counterparties.
The Fund will not enter into a repurchase agreement with a maturity of more than seven  days if, as a result,  more than 15% of the value of its total net assets would be invested in such repurchase  agreements and other illiquid  investments and securities for which no readily available market exists.

Under adverse market conditions, the Fund could invest some or all of its assets
in  cash,  fixed-income  securities,   money  market  securities  or  repurchase
agreements.  Although the Fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market. For a discussion of the risks associated with the securities and investment  techniques available to the
Technology  Fund, see the "Investment  Methods and Risk Factors" section of this statement of additional information.

SECURITY ULTRA FUND -- The investment objective of Ultra Fund is to seek capital appreciation.  Investment  securities  will be  selected  on the  basis of their appreciation  possibilities.  Current  income will not be a factor in  selecting investments and any such income should be considered incidental.

There can be no assurance  that the  investment  objective of Ultra Fund will be achieved.  Nevertheless,  the Fund hopes,  by careful  selection  of  individual securities and by supervision of the investment portfolio, to increase the value of the Fund's shares.

Stocks  considered to have growth  potential  will include  securities of newer, unseasoned companies and may involve greater risks than investments in companies with  demonstrated  earning power. At times Ultra Fund may invest in warrants to purchase (or securities  convertible  into) common stocks or in other classes of securities  which  the  Investment  Manager  believes  will  contribute  to  the attainment of its  investment  objective.  The Fund may also invest in any other type of security or instrument whose investment  characteristics  are consistent with the Fund's  investment  program.  Securities other than common stock may be held, but Ultra Fund will not normally invest in fixed income  securities except for  defensive  purposes  or to employ  uncommitted  cash  balances.  Ultra Fund expects  that it may  invest in  repurchase  agreements  or in  certificates  of deposit  issued by banks or other bank demand  accounts,  pending  investment in other securities or to meet potential  redemptions or expenses.  Ultra Fund will not concentrate its investments in a particular industry or group of industries.
As an  operating  policy,  the Fund may not  invest  more  than 10% of its total assets in securities  which are restricted as to  disposition  under the federal securities  laws.  The Fund may  purchase  without  regard  to this  limitation, restricted  securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") subject to the Fund's policy that not more than 15% of its net assets may be invested in illiquid securities.

The Fund may enter  into  futures  contracts  to hedge  all or a portion  of its portfolio,  as an efficient  means of adjusting its exposure to the stock market or to increase returns. The Fund will limit its use of futures contracts so that initial  margin  deposits  or premiums on such  contracts  used for  non-hedging purposes will not equal more than 5% of the Fund's net asset value. The Fund may also invest in options contracts. See "Investment Methods and Risk Factors."

The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index.  The Fund may use these  index-based  investments as a way of managing its cash  position,  to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

In seeking  capital  appreciation,  Ultra Fund expects to trade to a substantial degree in  securities  for the short term.  That is,  Ultra Fund will be engaged essentially in trading operations based on short term market considerations,  as distinct  from  long-term  investments,  based upon  fundamental  evaluation  of securities.  Investments  for  long-term  profits  are made when such  action is considered  to be sound and  helpful to Ultra  Fund's  overall  objective.  This investment policy is very speculative and involves substantial risk. An investor should  not  consider a  purchase  of Ultra  Fund's  shares as  equivalent  to a complete investment program.

Since Ultra Fund will trade  securities for the short term, the annual portfolio turnover  rate  generally  may be  expected to be greater  than 100%.  Portfolio turnover is the  percentage  of the lower of security  sales or purchases to the average  portfolio  value and would be 100% if all securities in Ultra Fund were replaced  within a period of one year.  A 100%  turnover  rate is  substantially greater  than  that  of  most  mutual  funds.  Short-term  investments  increase
portfolio   turnover  and  brokerage  costs  to  Ultra  Fund  and  thus  to  its stockholders.  Moreover,  to the extent  short-term  transactions  result in the realization  of net gains in  securities  held less than one year,  Ultra Fund's stockholders will be taxed on any such gains at ordinary income tax rates.

Ultra Fund will not make short  sales of  securities  unless at the time of such sales it owns or has the  right to  acquire,  as a result  of the  ownership  of convertible  or  exchangeable  securities  and  without  the  payment of further consideration,  an equal  amount of such  securities,  and it will  retain  such securities  so  long  as it is in a  short  position  as to  them.  Should  such securities be sold short,  the  underlying  security will be valued at the asked price.  Such  short  sales  will be used by Ultra  Fund only for the  purpose of deferring recognition of gain or loss for federal income tax purposes.

The foregoing  investment objective and policies of Ultra Fund may be altered by the Board of Directors without the approval of stockholders.

INVESTMENT METHODS AND RISK FACTORS

Some  of the  risk  factors  related  to  certain  securities,  instruments  and techniques  that may be used by one or more of the  Funds are  described  in the
"Main Risks" and "Investment Policies and Management  Practices" sections of the applicable  prospectus  and in this  Statement of  Additional  Information.  The following is a description of certain additional risk factors related to various securities,  instruments  and  techniques.  The risks so described only apply to those Funds which may invest in such  securities  and  instruments  or which use such  techniques.  Also  included  is a  general  description  of  some  of  the investment instruments,  techniques and methods which may be used by one or more of the Funds. The methods described only apply to those Funds which may use such methods.  Although a Fund may employ the  techniques,  instruments  and  methods described below,  consistent with its investment  objective and policies and any applicable law, no Fund will be required to do so.

SHARES OF OTHER  INVESTMENT  COMPANIES -- Each of the Funds may invest in shares of other  investment  companies.  Investment  in the shares of other  investment companies has the effect of requiring shareholders to pay the operating expenses of two mutual funds.

REPURCHASE  AGREEMENTS -- Each of the Funds may utilize repurchase agreements on an overnight basis and in the case of Global, Small Cap Growth,  Enhanced Index,
International  and Technology  Funds may enter into  repurchase  agreements with longer maturities. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively  short period (usually not more than 7 days)
subject to the  obligation  of the seller to  repurchase  and the Fund to resell such  security  at a fixed time and price  (representing  the  Fund's  cost plus interest).  Each of the Funds may enter into repurchase  agreements with respect to any portfolio  securities that it may acquire  consistent with its investment policies and  restrictions.  The Funds may enter into  repurchase  agreements to meet  anticipated  redemptions  or pending  investment or  reinvestment  of Fund assets  in  portfolio  securities.  The  Board  of  Directors  of each  Fund has delegated certain  responsibilities in connection with repurchase  agreements to the Investment Manager or Sub-Adviser. Those responsibilities include monitoring
and   evaluating  a  Fund's  use  of  repurchase   agreements,   evaluating  the
creditworthiness  of repurchase  agreement  counterparties and taking steps that are reasonably designed to ensure that a Fund's repurchase  agreements are fully collateralized.  Repurchase  agreements  subject the Funds to the risks that (i)
they may not be able to liquidate the securities immediately upon the insolvency of the other party,  or (ii) that  amounts  received in closing out a repurchase transaction  might be deemed  voidable  preferences  upon the  bankruptcy of the other party.

WHEN ISSUED AND FORWARD COMMITMENT  SECURITIES -- Purchase or sale of securities on a "forward commitment" basis may be used to hedge against anticipated changes in interest rates and prices. The price,  which is generally  expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities  take place at a later date.  When issued  securities and forward commitments  may be sold prior to the settlement  date, but the Funds will enter into when issued and forward  commitments  only with the  intention  of actually receiving or delivering the securities,  as the case may be; however, a Fund may dispose of a commitment  prior to settlement if the Investment  Manager deems it appropriate to do so. No income accrues on securities  which have been purchased pursuant to a forward  commitment or on a when issued basis prior to delivery of the  securities.  If a Fund  disposes  of the  right to  acquire  a when  issued security prior to its acquisition or disposes of its right to deliver or receive against a forward  commitment,  it may incur a gain or loss.  At the time a Fund enters  into a  transaction  on a when  issued or forward  commitment  basis,  a segregated account consisting of cash or liquid securities equal to the value of the when  issued  or  forward  commitment  securities  will be  established  and maintained  with its custodian  and will be marked to market  daily.  There is a risk  that the  securities  may not be  delivered  and that the Fund may incur a loss.

AMERICAN  DEPOSITARY  RECEIPTS -- Each of the Funds may purchase  ADRs which are dollar-denominated  receipts issued  generally by U.S. banks and which represent the deposit with the bank of a foreign company's  securities.  ADRs are publicly traded on exchanges or over-the-counter  in the United States.  Investors should consider  carefully the  substantial  risks  involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic  investments.  ADRs,  European Depositary Receipts ("EDRs")
and Global  Depository  Receipts  ("GDRs") or other securities  convertible into securities of issuers based in foreign countries are not necessarily denominated in the same  currency as the  securities  into which they may be  converted.  In general,  ADRs, in registered  form,  are  denominated  in U.S.  dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as
Continental  Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities  markets.  ADRs are  receipts  typically  issued  by a U.S.  bank or  trust  company  evidencing ownership of the underlying securities.  EDRs are European receipts evidencing a similar arrangement.  GDRs are global receipts evidencing a similar arrangement.
For purposes of the Fund's investment  policies,  ADRs, EDRs and GDRs are deemed to have the same  classification  as the underlying  securities  they represent.
Thus, an ADR, EDR or GDR representing  ownership of common stock will be treated as common stock.

Depositary receipts are issued through "sponsored" or "unsponsored"  facilities.
A sponsored  facility  is  established  jointly by the issuer of the  underlying security and a depositary,  whereas a depositary  may  establish an  unsponsored facility without participation by the issuer of the deposited security.  Holders of  unsponsored  depositary  receipts  generally  bear  all  the  cost  of  such facilities and the depositary of an unsponsored  facility frequently is under no obligation to distribute shareholder  communications received from the issuer of the deposited  security or to pass through  voting rights to the holders of such receipts in respect of the deposited securities.

RESTRICTED  SECURITIES  --  Restricted  securities  cannot be sold to the public without  registration  under the  Securities  Act of 1933 ("1933  Act").  Unless registered  for  sale,  restricted  securities  can be sold  only  in  privately
negotiated   transactions  or  pursuant  to  an  exemption  from   registration.
Restricted securities are generally considered illiquid and, therefore,  subject to the Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business  and  financial  risk which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated  with the  institution.  A dealer  registered  under  the  Securities
Exchange  Act of 1934 (the  "Exchange  Act"),  acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $10 million in securities of issuers not  affiliated  with the dealer may also  qualify as a qualified  institutional buyer,  as well as an  Exchange  Act  registered  dealer  acting  in a  riskless principal transaction on behalf of a qualified institutional buyer.

The Funds' Board of Directors is responsible  for  developing  and  establishing guidelines and procedures for determining the liquidity of Rule 144A Securities.
As  permitted  by  Rule  144A,   the  Board  of  Directors  has  delegated  this
responsibility to the Investment Manager or relevant Sub-Adviser.  In making the determination  regarding the liquidity of Rule 144A  Securities,  the Investment
Manager or relevant  Sub-Adviser  will consider trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition,  the Investment Manager or relevant Sub-Adviser may consider:  (1) the frequency  of trades  and  quotes;  (2) the  number  of  dealers  and  potential purchasers;  (3) dealer undertakings to make a market; and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security,  the method of  soliciting  offers  and the  mechanics  of  transfer).
Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

REAL ESTATE  SECURITIES -- Certain of the Funds may invest in equity  securities of REITs and other real estate industry  companies or companies with substantial real  estate  investments  and  therefore,  such Funds may be subject to certain risks  associated with direct  ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate;  possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

REITs are pooled investment  vehicles which invest primarily in income producing real estate or real  estate  related  loans or  interests.  REITs are  generally classified as equity REITs,  mortgage REITs or hybrid REITs. Equity REITs invest the  majority  of their  assets  directly  in real  property  and derive  income primarily  from the collection of rents.  Equity REITs can also realize  capital gains by selling  properties  that have  appreciated  in value.  Mortgage  REITs invest the majority of their assets in real estate  mortgages  and derive income from the  collection  of  interest  payments.  REITs  are not  taxed  on  income distributed to  shareholders  provided they comply with several  requirements of the Internal Revenue Code, as amended (the "Code").  Finally,  certain REITs may be  self-liquidating in that a specific term of existence is provided for in the trust  document.  Such  trusts run the risk of  liquidating  at an  economically inopportune time.

ZERO COUPON SECURITIES -- Certain of the Funds may invest in certain zero coupon securities that are "stripped" U.S.  Treasury notes and bonds.  These Funds also may invest in zero coupon and other deep discount  securities  issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and  payment-in-kind  securities.  Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest  in the  form of  additional  securities.  However,  a  portion  of the original  issue  discount  on  zero  coupon  securities  and the  "interest"  on payment-in-kind  securities  will be included in the  investing  Fund's  income.
Accordingly, for the Fund to qualify for tax treatment as a regulated investment company and to avoid  certain  taxes,  the Fund may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions  must be made from the Fund's cash assets or, if  necessary,  from the  proceeds  of sales of  portfolio  securities.  The Fund will not be able to purchase  additional  income-producing  securities  with  cash used to make such distributions and its current income ultimately may be reduced as a result. Zero coupon and  payment-in-kind  securities  usually  trade at a deep  discount from their face or par value and will be subject  to greater  fluctuations  of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

FOREIGN INVESTMENT RISKS -- Investment in foreign securities  involves risks and considerations not present in domestic investments.  Foreign companies generally are  not  subject  to  uniform  accounting,  auditing  and  financial  reporting standards,  practices and  requirements  comparable to those  applicable to U.S.
companies.  The securities of non-U.S. issuers generally are not registered with the SEC,  nor are the issuers  thereof  usually  subject to the SEC's  reporting requirements.  Accordingly,  there may be less  publicly  available  information about  foreign  securities  and issuers than is  available  with respect to U.S.
securities and issuers.  Foreign  securities  markets,  while growing in volume, have for the most part  substantially  less volume than United States securities markets and  securities of foreign  companies  are generally  less liquid and at times their prices may be more volatile than prices of comparable  United States companies.  Foreign stock exchanges,  brokers and listed companies generally are subject to less government supervision and regulation than in the United States.
The  customary  settlement  time for foreign  securities  may be longer than the customary  settlement  time for United  States  securities.  A Fund's income and gains from  foreign  issuers  may be subject to  non-U.S.  withholding  or other taxes, thereby reducing its income and gains. In addition,  with respect to some foreign  countries,  there is the  increased  possibility  of  expropriation  or confiscatory  taxation,  limitations  on the removal of funds or other assets of the Fund,  political or social  instability,  or diplomatic  developments  which could  affect  the  investments  of  the  Fund  in  those  countries.  Moreover, individual  foreign  economies may differ favorably or unfavorably from the U.S.
economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment,  resource self-sufficiency and balance of payments positions.

RISKS OF  CONVERSION  TO EURO -- On  January 1, 1999,  eleven  countries  in the
European  Monetary Union adopted the euro as their official  currency.  However, their current  currencies (for example,  the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries.  A common currency is expected to provide some benefits in those markets,  by  consolidating  the government  debt market for those countries and reducing some currency risks and costs.  However, the  conversion  to the new  currency  could have a negative  impact on the Fund operationally.  The exact impact is not known,  but it could affect the value of some of the Fund's holdings and increase its operational costs.

BRADY  BONDS --  Certain  Funds  may  invest in  "Brady  Bonds,"  which are debt restructurings  that provide for the exchange of cash and loans for newly issued bonds.  Brady Bonds are  securities  created  through  the  exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt  restructuring  under a debt restructuring plan  introduced by former U.S.  Secretary of the  Treasury,  Nicholas F. Brady.
Investors  should recognize that Brady Bonds have been issued only recently and,
accordingly,   do  not  have  a  long  payment  history.   Brady  Bonds  may  be
collateralized or uncollateralized,  are issued in various currencies (primarily the U.S.  dollar)  and are  actively  traded in the  secondary  market for Latin
American debt.  The Salomon  Brothers Brady Bond Index provides a benchmark that can be used to compare  returns of emerging  market  Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

Some  Funds  invest  only in  collateralized  Brady  Bonds  denominated  in U.S.
dollars. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S.  Treasury  zero coupon  bonds having the same  maturity as the bonds.  Interest payments on such bonds generally are  collateralized by cash or securities  in an amount that,  in the case of fixed rate bonds,  is equal to at least one year of rolling  interest  payments  or, in the case of floating  rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

EMERGING  COUNTRIES  --  Certain  Funds may  invest in  securities  in  emerging markets.  Investing in securities in emerging countries may entail greater risks than  investing in  securities in developed  countries.  These risks include (i)
less social,  political and economic  stability;  (ii) the small current size of the markets for such  securities and the currently low or nonexistent  volume of trading,  which result in a lack of liquidity and in greater  price  volatility;
(iii)  certain  national  policies  which may  restrict  the  Fund's  investment opportunities,  including  restrictions  on  investment in issuers or industries deemed  sensitive  to national  interests;  (iv) foreign  taxation;  and (v) the absence of  developed  structures  governing  private or foreign  investment  or allowing for judicial redress for injury to private property.

POLITICAL AND ECONOMIC  RISKS -- Investing in  securities of non-U.S.  companies may  entail  additional  risks  due  to the  potential  political  and  economic
instability   of   certain   countries   and   the   risks   of   expropriation,
nationalization,  confiscation  or the  imposition  of  restrictions  on foreign investment  and on  repatriation  of  capital  invested.  In the  event  of such expropriation,  nationalization  or other  confiscation  by any country,  a Fund could lose its entire investment in any such country.

An  investment  in the Fund is  subject  to the  political  and  economic  risks associated with investments in emerging markets.  Even though  opportunities for investment  may exist in  emerging  markets,  any  change in the  leadership  or policies of the  governments of those countries or in the leadership or policies of any other  government  which  exercises a  significant  influence  over those countries,  may halt the expansion of or reverse the  liberalization  of foreign
investment   policies  now  occurring  and  thereby   eliminate  any  investment
opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large  quantities of real and personal  property  similar to the property  which will be  represented  by the  securities  purchased  by the Fund.  The claims of property owners against those governments were never finally settled.  There can be no assurance  that any property  represented  by securities  purchased by the
Fund will not also be expropriated,  nationalized,  or otherwise confiscated. If such  confiscation  were to occur, the Fund could lose a substantial  portion of its investments in such  countries.  The Fund's  investments  would similarly be adversely affected by exchange control regulation in any of those countries.

RELIGIOUS  AND ETHNIC  INSTABILITY  -- Certain  countries in which the Funds may
invest  may  have  vocal   minorities   that  advocate   radical   religious  or
revolutionary  philosophies or support ethnic  independence.  Any disturbance on the  part  of  such  individuals  could  carry  the  potential  for  wide-spread destruction  or  confiscation  of property  owned by  individuals  and  entities foreign to such  country  and could cause the loss of the Fund's  investment  in those countries.

FOREIGN  INVESTMENT   RESTRICTIONS  --  Certain  countries  prohibit  or  impose substantial  restrictions on investments in their capital markets,  particularly their equity markets,  by foreign entities such as the Funds. As  illustrations, certain countries require governmental  approval prior to investments by foreign persons,  or limit the amount of investment  by foreign  persons in a particular company, or limit the investments by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of  certain  countries  may  restrict  investment  opportunities  in  issuers or industries deemed sensitive to national interests.  In addition,  some countries require governmental approval for the repatriation of investment income, capital or the  proceeds of  securities  sales by foreign  investors.  The Fund could be
adversely   affected  by  delays  in,  or  a  refusal  to  grant,  any  required governmental  approval for repatriation,  as well as by the application to it of other restrictions on investments.

NON-UNIFORM  CORPORATE  DISCLOSURE  STANDARDS  AND  GOVERNMENTAL  REGULATION  --
Foreign  companies are subject to accounting,  auditing and financial  standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular,  the assets, liabilities and profits appearing on the  financial  statements  of such a company may not  reflect its  financial position or results of  operations  in the way they would be reflected  had such financial  statements been prepared in accordance with U.S.  generally  accepted accounting principles. Such securities will not be registered with the SEC or in some cases  regulators of any foreign  country,  nor will the issuers thereof be subject to the SEC's reporting requirements.  Thus, there will be less available information  concerning  foreign  issuers of such  securities held by Funds that invest in foreign  securities  than is available  concerning  U.S.  issuers.  In instances where the financial  statements of an issuer are not deemed to reflect accurately the financial  situation of the issuer, the Investment Manager or the applicable  Sub-Adviser  will take  appropriate  steps to evaluate  the proposed investment,  which may include  interviews with its management and consultations with accountants,  bankers and other  specialists.  There is substantially  less publicly  available  information  about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where  public  information  is  available,  it may be less  reliable  than  such information regarding U.S. issuers.

ADVERSE MARKET CHARACTERISTICS -- Securities of many foreign issuers may be less liquid and their  prices  more  volatile  than  securities  of  comparable  U.S.
issuers.  In addition,  foreign  securities  exchanges and brokers generally are subject to less  governmental  supervision  and regulation than in the U.S., and
foreign  securities   exchange   transactions   usually  are  subject  to  fixed
commissions,  which  generally are higher than  negotiated  commissions  on U.S.
transactions.  In addition,  foreign  securities  exchange  transactions  may be subject to  difficulties  associated  with the settlement of such  transactions.
Delays in settlement  could result in temporary  periods when assets of the Fund are  uninvested  and no return is earned  thereon.  The inability of the Fund to make intended  security  purchases due to settlement  problems could cause it to miss attractive opportunities.  Inability to dispose of a portfolio security due to  settlement  problems  either  could  result  in  losses  to the  Fund due to subsequent  declines  in value of the  portfolio  security  or,  if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.  The Investment Manager or relevant  Sub-Adviser will consider such difficulties when determining the allocation of the Fund's assets.

NON-U.S.  WITHHOLDING TAXES -- A Fund's investment income and gains from foreign issuers may be subject to non-U.S. withholding and other taxes, thereby reducing the Fund's investment income and gains.

CURRENCY RISK -- Because certain Funds, under normal  circumstances,  may invest substantial  portions of its total assets in the  securities of foreign  issuers which are  denominated  in foreign  currencies,  the strength or weakness of the
U.S. dollar against such foreign  currencies will account for part of the Fund's investment  performance.  A  decline  in the  value of any  particular  currency against  the U.S.  dollar will cause a decline in the U.S.  dollar  value of the
Fund's holdings of securities denominated in such currency and, therefore,  will cause an overall  decline in the Fund's net asset  value and any net  investment income and capital gains to be distributed in U.S.  dollars to  shareholders  of the Fund.

The rate of exchange  between the U.S. dollar and other currencies is determined by several  factors  including the supply and demand for particular  currencies, central bank efforts to support particular currencies,  the movement of interest rates,  the pace of business  activity in certain other  countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value assets daily in terms of U.S. dollars, the Funds do not intend to convert  holdings of foreign  currencies into U.S.  dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference ("spread")
between  the prices at which they are buying  and  selling  various  currencies.
Thus,  a dealer  may offer to sell a foreign  currency  to the Fund at one rate, while  offering a lesser  rate of  exchange  should the Fund desire to sell that currency to the dealer.

PUT AND CALL OPTIONS -- WRITING  (SELLING)  COVERED CALL OPTIONS.  A call option gives the holder  (buyer)  the "right to  purchase"  a security or currency at a specified  price  (the  exercise  price) at any time  until a certain  date (the expiration  date).  So long as the  obligation  of the  writer of a call  option continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring him to deliver the underlying  security or currency against payment of the exercise price. This obligation  terminates upon the  expiration  of the call  option,  or such  earlier time at which the writer effects a closing  purchase  transaction by repurchasing an option  identical to that previously sold.

Certain Funds may write (sell)  "covered"  call options and purchase  options to close out  options  previously  written  by the Fund.  In writing  covered  call options,  the Fund expects to generate  additional  premium  income which should serve to  enhance  the  Fund's  total  return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies  which,  in the opinion of the  Investment  Manager or relevant  Sub-Adviser,  are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency,  having an exercise price equal to or less than the exercise price of the "covered"  option, or will establish and maintain with its  custodian  for the term of the  option,  an account  consisting  of cash or liquid  securities  having a value equal to the fluctuating  market value of the optioned  securities or currencies.  Fund securities or currencies on which call options  may be  written  will be  purchased  solely on the basis of  investment considerations consistent with the Fund's investment objectives.  The writing of covered call options is a conservative  investment technique believed to involve relatively  little  risk (in  contrast  to the  writing  of  naked or  uncovered options,  which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the  opportunity  for profit from a price  increase  in the  underlying security or currency above the exercise price, but conversely,  retains the risk of loss should the price of the  security or  currency  decline.  Unlike one who owns securities or currencies not subject to an option,  the Fund has no control over when it may be required to sell the  underlying  securities or  currencies, since it may be assigned an exercise  notice at any time prior to the expiration of its  obligations  as a writer.  If a call  option  which the Fund has written expires,  the Fund will  realize a gain in the amount of the  premium;  however, such  gain may be  offset by a decline  in the  market  value of the  underlying security or currency during the option period.  If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency.

Call options  written by the Fund will  normally have  expiration  dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written.  From time to time,  the Fund may purchase an underlying  security or currency for delivery in accordance with an exercise  notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying  security or currency,  the  relationship  of the exercise  price to such market price,  the  historical  price  volatility of the underlying  security or currency,  and the length of the option period. Once the decision  to write a call  option  has been  made,  the  Investment  Manager  or relevant Sub-Adviser,  in determining whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness of the  anticipated  premium and the likelihood that a liquid  secondary  market will exist for those  options.  The  premium  received  by the Fund for  writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated  upon expiration of the option,  the purchase of an identical  option in a closing  transaction,  or delivery of the underlying security or currency upon the exercise of the option.

The Fund will realize a profit or loss from a closing  purchase  transaction  if the cost of the  transaction is less or more than the premium  received from the writing of the option.  Because  increases  in the market price of a call option will generally reflect increases in the market price of the underlying  security or currency,  any loss  resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation  of the underlying  security or currency owned by the Fund.

WRITING (SELLING)  COVERED PUT OPTIONS.  A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying  security or currency at the exercise  price during the option period
(American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the  broker-dealer  through  whom such  option was sold,  requiring  him to make payment of the exercise  price against  delivery of the  underlying  security or currency.  The  operation  of put  options in other  respects,  including  their related risks and rewards,  is substantially  identical to that of call options.
Certain  Funds may write  American  or  European  style  covered put options and purchase options to close out options previously written by the Fund.

Certain  Funds may write put  options on a covered  basis,  which means that the
Fund would either (i) maintain in a segregated account cash or liquid securities in an amount not less than the exercise  price at all times while the put option is  outstanding;  (ii) sell short the  security or currency  underlying  the put option at the same or higher price than the exercise price of the put option; or
(iii) purchase an option to sell the underlying  security or currency subject to the option having an exercise  price equal to or greater than the exercise price of the "covered"  option at all times while the put option is outstanding.  (The rules of a clearing corporation  currently require that such assets be deposited in escrow to secure  payment of the  exercise  price.) The Fund would  generally write  covered  put options in  circumstances  where the  Investment  Manager or relevant  Sub-Adviser wishes to purchase the underlying security or currency for the Fund's  portfolio  at a price  lower than the  current  market  price of the security  or  currency.  In such event the Fund  would  write a put option at an exercise price which,  reduced by the premium  received on the option,  reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt  securities or currencies  maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market  uncertainty.  The risk in such a  transaction  would be that the  market price of the  underlying  security or currency  would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant  loss to the Fund. In addition,  the Fund,  because it does not own the specific  securities or currencies  which it may be required to purchase in the exercise of the put,  cannot  benefit  from  appreciation,  if any,  with respect to such specific securities or currencies.

PREMIUM RECEIVED FROM WRITING CALL OR PUT OPTIONS. A Fund will receive a premium from writing a put or call option,  which  increases  such Fund's  return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect,  among other things,  the  relationship  of the market price of the underlying  security to the exercise price of the option,  the term of the option and the volatility of the market price of the underlying security.
By writing a call  option,  a Fund  limits its  opportunity  to profit  from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option,  a Fund assumes the risk that it may be required to purchase the  underlying  security for an exercise price higher than its then current  market  value,  resulting  in a potential  capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

CLOSING TRANSACTIONS. Closing transactions may be effected in order to realize a profit on an  outstanding  call  option,  to prevent an  underlying  security or currency from being called, or, to permit the sale of the underlying security or currency.  A Fund may  terminate  an  option  that it has  written  prior to its expiration by entering into a closing purchase transaction in which it purchases an option  having the same terms as the option  written.  A Fund will  realize a profit or loss from such  transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market  price of a call option will  generally  reflect  increases in the market price of the underlying security, any loss resulting from the purchase of a call  option  is  likely  to be  offset  in  whole  or in part  by  unrealized appreciation of the underlying security owned by such Fund.

Furthermore,  effecting  a closing  transaction  will  permit  the Fund to write another  call  option on the  underlying  security  or  currency  with  either a different exercise price or expiration date or both. If the Fund desires to sell a particular  security or currency  from its portfolio on which it has written a call  option,  it will  seek to  effect  a  closing  transaction  prior  to,  or concurrently with, the sale of the security or currency. There is, of course, no assurance  that the Fund will be able to effect such closing  transactions  at a favorable  price.  If the Fund cannot enter into such a  transaction,  it may be required to hold a security or currency that it might  otherwise have sold. When the Fund  writes a covered  call  option,  it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the  exercise  price,  as  well  as the  risk of  being  required  to hold on to securities or currencies that are  depreciating  in value.  This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are  normally  higher  than those  applicable  to  purchases  and sales of portfolio securities.

PURCHASING  CALL OPTIONS.  Certain Funds may purchase  American or European call options.  The Fund may enter into closing sale transactions with respect to such options,  exercise  them or permit them to expire.  The Fund may  purchase  call options for the purpose of increasing its current return.

Call options may also be  purchased  by a Fund for the purpose of acquiring  the underlying securities or currencies for its portfolio. Utilized in this fashion, the  purchase of call  options  enables the Fund to acquire  the  securities  or currencies  at the exercise  price of the call option plus the premium  paid. At times the net cost of acquiring  securities  or currencies in this manner may be less than the cost of acquiring  the  securities or  currencies  directly.  This technique may also be useful to a Fund in purchasing a large block of securities or  currencies  that  would  be more  difficult  to  acquire  by  direct  market purchases.  So long as it holds such a call option  rather  than the  underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the  underlying  security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

As an  operating  policy,  the Funds will  purchase a put or call option only if after such purchase, the value of all call and put options held by the Fund will not  exceed 5% of the  Fund's  total  assets.  The Fund may also  purchase  call options  on  underlying  securities  or  currencies  it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses. For example, where the Fund has written a call option on an  underlying  security  or currency  having a current market value below the price at which such security or currency was purchased by the Fund,  an increase in the market  price could  result in the exercise of the call option written by the Fund and the  realization of a loss on the underlying security or currency with the same  exercise  price and  expiration  date as the option previously written.

PURCHASING  PUT OPTIONS.  Certain  Funds may purchase put options.  The Fund may enter into closing sale transactions with respect to such options, exercise them or permit  them to expire.  A Fund may  purchase  a put option on an  underlying security  or  currency  (a  "protective  put")  owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency.  Such hedge protection is provided only during the life of the put option when the Fund,  as the holder of the put option,  is able to sell the underlying  security or currency at the put exercise price regardless of any decline in the underlying  security's market price or currency's exchange value.
The premium paid for the put option and any  transaction  costs would reduce any capital gain otherwise  available for distribution when the security or currency is eventually sold.

A Fund may  purchase  put  options  at a time  when  the  Fund  does not own the underlying  security or  currency.  By  purchasing  put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining  value,  and if the market price of the underlying  security or currency  remains equal to or greater than the exercise price during the life of the put option,  the Fund will lose its entire  investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying  security or currency  must decline  sufficiently  below the exercise price to cover the premium and transaction costs,  unless the put option is sold in a closing sale transaction.

DEALER  OPTIONS.  Certain  Funds may  engage in  transactions  involving  dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise  exchange-traded options, if the Fund were to purchase a dealer option,  it would rely on the dealer from whom it purchased the  option to perform if the option  were  exercised.  Exchange-traded  options generally  have a  continuous  liquid  market  while  dealer  options have none.
Consequently,  the Fund will  generally be able to realize the value of a dealer option it has purchased  only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option  prior to its  expiration  only by entering  into a closing purchase  transaction with the dealer to which the Fund originally wrote the  option.  While the Fund will seek to enter into  dealer  options  only with dealers who will agree to and which are expected to be capable of entering  into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer  option at a favorable  price at any time prior to expiration.  Failure  by the  dealer  to do so would  result  in the loss of the premium  paid  by the  Fund as well  as  loss  of the  expected  benefit  of the transaction.  Until the Fund, as a covered dealer call option writer, is able to effect  a  closing  purchase  transaction,  it will  not be  able  to  liquidate securities  (or other  assets)  used as cover  until the  option  expires  or is exercised.  In the event of  insolvency  of the  contra  party,  the Fund may be unable to  liquidate a dealer  option.  With  respect to options  written by the
Fund, the inability to enter into a closing  transaction  may result in material losses to the Fund. For example, since the Fund must maintain a secured position with  respect to any call option on a security it writes,  the Fund may not sell the assets which it has  segregated to secure the position while it is obligated under the  option.  This  requirement  may  impair  the  Fund's  ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that  purchased  dealer  options and the assets used to secure the written  dealer  options are illiquid  securities.
The Fund may treat the  cover  used for  written  OTC  options  as liquid if the dealer agrees that the Fund may  repurchase  the OTC option it has written for a maximum price to be calculated by a predetermined  formula.  In such cases,  the
OTC  option  would  be  considered  illiquid  only  to the  extent  the  maximum repurchase price under the formula exceeds the intrinsic value of the option. To this  extent,  the Fund will  treat  dealer  options  as  subject  to the Fund's limitation  on  illiquid  securities.  If the SEC  changes  its  position on the liquidity  of  dealer  options,  the Fund  will  change  its  treatment  of such instrument accordingly.

CERTAIN  RISK FACTORS IN WRITING  CALL  OPTIONS AND IN  PURCHASING  CALL AND PUT
OPTIONS.  During the option  period,  a Fund, as writer of a call option has, in return for the  premium  received on the option,  given up the  opportunity  for capital  appreciation  above the  exercise  price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Fund may lose the premium it paid plus  transaction  costs. If the Fund does not exercise the option and is unable to close out the position  prior to expiration  of the option,  it will lose its entire investment.

An option  position  may be closed  out only on an  exchange  which  provides  a secondary market.  There can be no assurance that a liquid secondary market will exist for a particular  option at a particular time and that the Fund, can close out its  position by effecting a closing  transaction.  If the Fund is unable to effect a closing purchase  transaction,  it cannot sell the underlying  security until the option expires or the option is exercised.  Accordingly,  the Fund may not be able to sell the underlying security at a time when it might otherwise be advantageous  to do so. Possible  reasons for the absence of a liquid  secondary market  include the  following:  (i)  insufficient  trading  interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts,  suspensions  or other  restrictions  imposed with respect to  particular classes or Fund of options or  underlying  securities;  (iv)  inadequacy  of the facilities of an exchange or the clearing  corporation to handle trading volume;
and (v) a  decision  by one or more  exchanges  to  discontinue  the  trading of options or impose restrictions on orders. In addition,  the hours of trading for options may not conform to the hours during which the underlying  securities are traded.  To the extent that the options markets close before the markets for the underlying  securities,  significant  price and rate movements can take place in the  underlying  markets that cannot be reflected  in the options  markets.  The purchase of options is a highly specialized  activity which involves  investment techniques  and  risks  different  from  those  associated  with  ordinary  Fund securities transactions.

Each exchange has established  limitations  governing the maximum number of call options,  whether or not  covered,  which may be  written  by a single  investor acting alone or in concert with others  (regardless  of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  An exchange may order the liquidation of  positions  found to be in  violation of these limits and it may impose other sanctions or restrictions.

OPTIONS ON STOCK  INDICES.  Options on stock  indices  are similar to options on specific  securities except that, rather than the right to take or make delivery of the specific  security at a specific  price, an option on a stock index gives the holder the right to receive,  upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than,  in the case of a put,  the  exercise  price of the  option.  This amount of cash is equal to such  difference  between  the  closing  price of the index and the exercise price of the option expressed in dollars  multiplied by a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make delivery of this amount.  Unlike options on specific securities,  all settlements of options on stock indices are in cash and gain or loss  depends on general  movements  in the stocks  included in the index rather than price movements in particular  stocks. A stock index futures contract is an agreement  in which one party  agrees to  deliver to the other an amount of cash equal to a specific amount  multiplied by the difference  between the value of a specific  stock index at the close of the last  trading day of the  contract and the price at which the agreement is made. No physical  delivery of securities is made.

RISK FACTORS IN OPTIONS ON INDICES. Because the value of an index option depends upon the  movements in the level of the index rather than upon  movements in the price of a particular  security,  whether the Fund will realize a gain or a loss on the purchase or sale of an option on an index  depends upon the  movements in the level of prices in the market  generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful  use of  positions  will depend  upon the  ability of the  Investment
Manager or relevant  Sub-Adviser to predict correctly movements in the direction of the market  generally  or in the  direction of a  particular  industry.  This requires  different skills and techniques than predicting  changes in the prices of individual securities.

Index prices may be distorted if trading of securities  included in the index is interrupted.  Trading  in index  options  also  may be  interrupted  in  certain circumstances,  such as if  trading  were  halted  in a  substantial  number  of securities in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if  restrictions on exercise were imposed, might be unable to exercise an option it purchased,  which would result in substantial losses.

Price movements in Fund  securities will not correlate  perfectly with movements in the level of the index and therefore, a Fund bears the risk that the price of the  securities  may not  increase  as much as the level of the  index.  In this event,  the Fund  would bear a loss on the call  which  would not be  completely offset by movements in the prices of the  securities.  It is also  possible that the index may rise when the value of the  Fund's  securities  does not.  If this occurred,  a Fund would  experience a loss on the call which would not be offset by an increase in the value of its securities  and might also  experience a loss in the market value of its securities.

Unless a Fund has other  liquid  assets  which are  sufficient  to  satisfy  the exercise  of a call on the  index,  the  Fund  will  be  required  to  liquidate securities in order to satisfy the exercise.

When a Fund has  written  a call on an  index,  there is also the risk  that the market may decline between the time the Fund has the call exercised  against it, at a price  which is fixed as of the  closing  level of the index on the date of exercise,  and the time the Fund is able to sell securities.  As with options on securities, the Investment Manager or relevant Sub-Adviser will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on  securities  where  the Fund  would be able to  deliver  the  underlying security  in  settlement,  the Fund may have to sell part of its  securities  in order to make settlement in cash, and the price of such securities might decline before they could be sold.

If a Fund exercises a put option on an index which it has purchased before final determination  of the closing index value for the day, it runs the risk that the level of the underlying  index may change before closing.  If this change causes the exercised option to fall "out-of-the-money" the Fund will be required to pay the  difference  between the closing  index value and the exercise  price of the option  (multiplied  by  the  applicable  multiplier)  to the  assigned  writer.
Although  the Fund may be able to  minimize  this risk by  withholding  exercise instructions  until just before the daily cutoff time or by selling  rather than exercising an option when the index level is close to the exercise price, it may not be  possible to  eliminate  this risk  entirely  because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

TRADING IN FUTURES.  Certain Funds may enter into futures  contracts,  including stock and bond index,  interest rate and currency futures ("futures" or "futures contracts").  A futures  contract  provides for the future sale by one party and purchase by another party of a specific  financial  instrument (e.g., units of a stock index) for a specified price,  date, time and place designated at the time the contract is made.  Brokerage  fees are incurred  when a futures  contract is bought or sold and margin deposits must be maintained.  Entering into a contract to buy is commonly  referred to as buying or  purchasing a contract or holding a long  position.  Entering  into a contract  to sell is  commonly  referred to as selling a contract or holding a short position.

An example of a stock index futures contract follows.  The Standard & Poor's 500
Stock Index ("S&P 500 Index") is composed of 500 selected common stocks, most of which  are  listed on the New York  Stock  Exchange.  The S&P 500 Index  assigns relative  weightings to the common stocks  included in the Index,  and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x
$150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place.  Instead,  settlement in cash occurs.
Over the life of the contract,  the gain or loss realized by the Fund will equal the  difference  between the  purchase  (or sale) price of the  contract and the price at which the contract is terminated.  For example, if the Fund enters into a futures  contract to buy 500 units of the S&P 500 Index at a specified  future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date,  the Fund will gain  $2,000  (500 units x gain of $4).  If the Fund enters into a futures  contract  to sell 500 units of the  stock  index at a  specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

Unlike when the Fund  purchases  or sells a security,  no price would be paid or received  by the Fund  upon the  purchase  or sale of a futures  contract.  Upon entering into a futures  contract,  and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid securities  known as "initial  margin."  The margin  required  for a  particular futures contract is set by the exchange on which the contract is traded, and may be  significantly  modified from time to time by the exchange during the term of the contract.  Futures  contracts are customarily  purchased and sold on margins that may range  upward  from less  than 5% of the  value of the  contract  being traded.

Margin  is the  amount  of funds  that  must be  deposited  by the Fund with its custodian in a segregated account in the name of the futures commission merchant
(or, in some cases, may be held on deposit directly with the futures  commission merchant) in order to initiate  futures  trading and to maintain the Fund's open position in futures contracts. A margin deposit is intended to ensure the Fund's performance  of the  futures  contract.  The margin  required  for a  particular futures contract is set by the exchange on which the futures contract is traded, and may be  significantly  modified from time to time by the exchange during the term of the futures contract.

If the price of an open futures  contract  changes (by increase in the case of a sale or by decrease  in the case of a purchase)  so that the loss on the futures contract  reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position  increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent  payments,  called "variation  margin," to and from the futures broker,  are  made  on a daily  basis  as the  price  of the  underlying  assets fluctuate  making the long and short  positions in the futures  contract more or less  valuable,  a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.

Although  certain  futures  contracts,  by their terms,  require  actual  future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery  date.  Closing out an open futures  contract  sale or purchase is effected by entering  into an  offsetting futures contract purchase or sale,  respectively,  for the same aggregate amount of the  identical  securities  and the same  delivery  date.  If the  offsetting purchase  price is less than the original sale price,  the Fund realizes a gain;
if it is more,  the Fund realizes a loss.  Conversely,  if the  offsetting  sale price is more than the original  purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The  transaction  costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter  into an  offsetting  transaction  with  respect  to a  particular futures  contract at a particular time. If the Fund is not able to enter into an offsetting  transaction,  the Fund will  continue to be required to maintain the margin deposits on the futures contract.

Options on futures are similar to options on underlying  instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures  contract (a long  position if the option is a call and a short  position  if the option is a put),  rather than to purchase or sell the futures contract,  at a specified exercise price at any time during the period of the option.  Upon exercise of the option,  the delivery of the futures position  by the  writer of the  option  to the  holder  of the  option  will be accompanied by the delivery of the accumulated  balance in the writer's  futures margin  account  which  represents  the amount by which the market  price of the futures contract,  at exercise,  exceeds (in the case of a call) or is less than
(in the case of a put) the exercise price of the option on the futures contract.
Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise  their  options prior to the exercise date suffer a loss of the premium paid.

The writer of an option on a futures  contract  is  required  to deposit  margin pursuant to requirements similar to those applicable to futures contracts.  Upon exercise  of an  option on a  futures  contract,  the  delivery  of the  futures position  by the  writer of the  option  to the  holder  of the  option  will be accompanied  by  delivery  of the  accumulated  balance in the  writer's  margin account.  This amount  will be equal to the amount by which the market  price of the futures contract at the time of exercise exceeds,  in the case of a call, or is less  than,  in the case of a put,  the  exercise  price of the option on the futures contract.

Commissions on financial futures contracts and related options  transactions may be higher  than those which would  apply to  purchases  and sales of  securities directly.  From  time to  time,  a  single  order to  purchase  or sell  futures contracts  (or  options  thereon)  may be made on  behalf  of the Fund and other mutual  funds or Fund of  mutual  funds  for which  the  Investment  Manager  or relevant  Sub-Adviser  serves as  adviser  or  sub-adviser,  respectively.  Such aggregated  orders would be allocated among the Fund and such other mutual funds or Fund of mutual funds in a fair and non-discriminatory manner.

A public market exists in interest rate futures contracts covering primarily the following  financial  instruments:  U.S.  Treasury bonds;  U.S.  Treasury notes;
Government  National  Mortgage   Association   ("GNMA")  modified   pass-through
mortgage-backed  securities;  three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar  certificates of deposit. It is expected that futures contracts trading in additional  financial  instruments will be authorized. The standard contract size is generally $100,000 for futures contracts in U.S.  Treasury bonds,  U.S.  Treasury notes, and GNMA  pass-through securities and $1,000,000 for the other designated futures  contracts.  A public market exists in futures contracts covering a number of indexes,  including, but not  limited  to, the  Standard & Poor's  500 Index,  the  Standard & Poor's 100
Index,  the NASDAQ 100 Index,  the Value Line  Composite  Index and the New York
Stock Exchange Composite Index.

Stock index  futures  contracts  may be used to provide a hedge for a portion of the Fund's portfolio,  as a cash management tool, or as an efficient way for the
Investment  Manager or relevant  Sub-Adviser to implement  either an increase or decrease in portfolio market exposure in response to changing market conditions.
Stock index futures  contacts are  currently  traded with respect to the S&P 500
Index and other broad stock market indices,  such as the New York Stock Exchange
Composite  Stock Index and the Value Line Composite  Stock Index.  The Fund may,
however,  purchase or sell  futures  contracts  with respect to any stock index.
Nevertheless,  to hedge the Fund's  portfolio  successfully,  the Fund must sell futures  contracts  with respect to indexes or subindexes  whose  movements will have a  significant  correlation  with  movements  in the  prices of the  Fund's securities.

Interest  rate or  currency  futures  contracts  may be used as a hedge  against changes in prevailing  levels of interest  rates or currency  exchange  rates in order to  establish  more  definitely  the  effective  return on  securities  or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency  futures as an offset against the effect of expected  increases in interest  rates or currency  exchange  rates and purchase such  futures as an offset  against the effect of expected  declines in interest rates or currency exchange rates.

The Fund may enter  into  futures  contracts  which are  traded on  national  or foreign  futures  exchanges  and  are  standardized  as  to  maturity  date  and underlying  financial  instrument.  The principal financial futures exchanges in the United  States are the Board of Trade of the City of  Chicago,  the  Chicago
Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of
Trade.  Futures  exchanges and trading in the United States are regulated  under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").
Futures  are  traded in London at the  London  International  Financial  Futures
Exchange,  in Paris at the  MATIF  and in Tokyo  at the  Tokyo  Stock  Exchange.
Although  techniques other than the sale and purchase of futures contracts could be used for the above-referenced  purposes, futures contracts offer an effective and relatively  low cost means of  implementing  the Fund's  objectives in these areas.

CERTAIN  RISKS  RELATING TO FUTURES  CONTRACTS  AND RELATED  OPTIONS.  There are
special risks involved in futures transactions.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The
prices of futures contracts are volatile and are influenced, among other things, by actual and  anticipated  changes in the market and interest  rates,  which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement  price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit  governs only price  movement  during a particular  trading day and  therefore  does not limit potential  losses,  because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have  occasionally  moved to the daily limit for  several  consecutive  trading  days  with  little  or no  trading,  thereby preventing  prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

Because  of the low  margin  deposits  required,  futures  trading  involves  an extremely  high  degree of  leverage.  As a result,  a  relatively  small  price movement in a futures  contract may result in immediate and substantial  loss or gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value  of the  futures  contract  would  result  in a total  loss of the  margin deposit,  before any deduction for the  transaction  costs,  if the account were then  closed  out. A 15%  decrease  would  result in a loss equal to 150% of the original  margin  deposit,  if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures  contract.  However,  the Fund would  presumably  have  sustained comparable  losses if, instead of the futures  contract,  it had invested in the underlying financial instrument and sold it after the decline.  Furthermore,  in the case of a futures  contract  purchase,  in order to be certain that the Fund has sufficient assets to satisfy its obligations  under a futures contract,  the
Fund earmarks to the futures  contract cash or liquid  securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY.  The Fund may elect to close some or all of its futures  positions at any time  prior to their  expiration.  The Fund  would do so to reduce  exposure represented by long futures positions or increase exposure  represented by short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's  position in the futures  contracts.
Final  determinations  of variation  margin would then be made,  additional cash would be  required  to be paid by or  released  to the Fund,  and the Fund would realize a loss or a gain.

Futures contracts may be closed out ONLY on the exchange or board of trade where the contracts were initially traded. For example,  stock index futures contracts can  currently  be  purchased  or sold with  respect to the S&P 500 Index on the
Chicago Mercantile  Exchange,  the New York Stock Exchange Composite Stock Index
on the New York Futures Exchange and the Value Line Composite Stock Index on the
Kansas  City  Board of Trade.  Although  the Fund  intends to  purchase  or sell futures contracts only on exchanges or boards of trade where there appears to be an active  market,  there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event,  it might not be possible  to close a futures  contract,  and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge  portfolio  securities,  the Fund would continue to hold securities subject to the hedge until the futures contracts could be terminated.
In such circumstances, an increase in the price of the securities, if any, might partially or  completely  offset  losses on the futures  contract.  However,  as described below, there is no guarantee that the price of the securities will, in fact,  correlate  with the price  movements  in the  futures  contract  and thus provide an offset to losses on a futures contract.

HEDGING RISK. A decision of whether,  when,  and how to hedge involves skill and judgment,  and even a  well-conceived  hedge may be  unsuccessful to some degree because of unexpected market behavior or market trends.  There are several risks in connection with the use by the Fund of futures contracts as a hedging device.
One risk arises because of the imperfect  correlation  between  movements in the prices of the futures and movements in the prices of the underlying  instruments which  are  the  subject  of the  hedge.  The  Investment  Manager  or  relevant
Sub-Adviser will, however,  attempt to reduce this risk by entering into futures contracts whose movements,  in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying  instruments  sought to be hedged.

Successful  use of futures  contracts  by the Fund for hedging  purposes is also subject  to the  Investment  Manager's  or  relevant  Sub-Adviser's  ability  to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its  portfolio  against a decline in the market, the index, indices, or instruments  underlying futures might advance and the value of the  underlying  instruments  held in the  Fund's  portfolio  might decline.  If this were to occur,  the Fund would lose money on the  futures  and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Investment Manager believes that over  time  the  value of the  Fund's  portfolio  will  tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Fund were to hedge  against  the  possibility  of a  decline  in the market  (adversely  affecting the underlying  instruments held in its portfolio)
and prices instead increased,  the Fund would lose part or all of the benefit of increased value of those underlying  instruments that it had hedged,  because it would have  offsetting  losses in its futures  positions.  In addition,  in such situations,  if the Fund had insufficient cash, it might have to sell underlying
instruments  to  meet  daily  variation  margin  requirements.   Such  sales  of
underlying  instruments  might be, but would not  necessarily  be, at  increased prices  (which  would  reflect the rising  market).  The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation,  or no correlation at all, between price movements in the futures  contracts and the portion of the portfolio being hedged,  the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit  requirements,  investors might close future contracts through  offsetting  transactions  which could  distort the normal  relationship between the  underlying  instruments  and futures  markets.  Second,  the margin requirements in the futures market are less onerous than margin  requirements in the  securities  markets,  and as a result the futures market might attract more
speculators  than  the  securities   markets  do.  Increased   participation  by
speculators in the futures market might also cause temporary price  distortions.
Due to the  possibility  of price  distortion  in the  futures  market  and also because  of the  imperfect  correlation  between  movements  in  the  underlying instruments  and  movements in the prices of futures  contracts,  even a correct forecast  of  general  market  trends  by the  Investment  Manager  or  relevant
Sub-Adviser  might not result in a successful  hedging  transaction  over a very short time period.

CERTAIN RISKS OF OPTIONS ON FUTURES CONTRACTS. The Fund may seek to close out an option  position by writing or buying an  offsetting  option  covering  the same index,  underlying  instruments,  or contract and having the same exercise price and  expiration  date.  The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the  absence  of a  liquid  secondary  market  on an  exchange  include  the following:  (i) there may be insufficient  trading  interest in certain options;
(ii)  restrictions  may be imposed by an  exchange  on opening  transactions  or closing  transactions  or  both;  (iii)  trading  halts,  suspensions  or  other restrictions  may be  imposed  with  respect  to  particular  classes or Fund of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a  clearing  corporation  may not at all times be  adequate  to  handle  current trading  volume;  or (vi) one or more  exchanges  could,  for  economic or other reasons,  decide or be compelled at some future date to discontinue  the trading of  options  (or a  particular  class or Fund of  options),  in which  event the secondary  market on that  exchange  (or in the class or Fund of options)  would cease to exist,  although  outstanding  options  on the  exchange  that had been issued by a clearing  corporation  as a result of trades on that exchange  would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated  trading activity or other unforeseen  events might not,  at  times,  render  certain  of the  facilities  of  any  of the  clearing corporations inadequate, and thereby result in the institution by an exchange of special  procedures  which may interfere with the timely execution of customers'
orders.

REGULATORY  LIMITATIONS.  The Funds  will  engage  in  transactions  in  futures contracts and options thereon only for bona fide hedging,  yield enhancement and risk  management  purposes,  in each  case in  accordance  with  the  rules  and regulations of the CFTC.

The Funds may not enter into  futures  contracts  or options  thereon  if,  with respect to positions which do not qualify as bona fide hedging under  applicable
CFTC  rules,  the sum of the  amounts of initial  margin  deposits on the Fund's existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Funds after  taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into; provided,  however, that in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating the 5% limitation.

To the extent  necessary  to comply with  applicable  regulations,  in instances involving  the  purchase of futures  contracts  or call  options  thereon or the writing  of put  options  thereon  by the  Fund,  an  amount  of cash or  liquid securities,  equal to the market  value of the  futures  contracts  and  options thereon (less any related margin deposits),  will be identified in an account on the books of the Fund or with the Fund's  custodian  to cover the  position,  or alternative cover will be employed.

In addition,  CFTC  regulations may impose  limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies.  If the CFTC or other regulatory  authorities  adopt different  (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

FORWARD  CURRENCY  CONTRACTS AND RELATED  OPTIONS.  A forward  foreign  currency exchange contract involves an obligation to purchase or sell a specific currency at a future  date,  which may be any  fixed  number of days from the date of the contract agreed upon by the parties, at a price set at the time of the Contract.
These  contracts  are  principally  traded  in the  interbank  market  conducted directly between currency  traders (usually large,  commercial  banks) and their customers.  A forward  contract  generally  has no deposit  requirement,  and no commissions are charged at any stage for trades.

Depending on the investment  policies and  restrictions  applicable to a Fund, a
Fund will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in"
the U.S. dollar price of the security.  By entering into a forward  contract for the purchase or sale,  for a fixed  amount of dollars,  of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect  itself  against a possible loss  resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period  between the date the  security is  purchased or sold and the date on which payment is made or received.

Second,  when the Investment Manager or relevant  Sub-Adviser  believes that the currency  of a  particular  foreign  country  may suffer or enjoy a  substantial movement against another currency,  including the U.S. dollar, it may enter into a forward  contract  to sell or buy the amount of the former  foreign  currency, approximating  the  value  of some  or all of the  Fund's  portfolio  securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its  foreign  currency  exposure  through  the use of a basket of currencies or a proxy currency  where such  currencies or currency act as an effective proxy for other  currencies.  In such a case, the Fund may enter into a forward  contract  where the amount of the  foreign  currency  to be sold exceeds the value of the securities  denominated  in such  currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward  contracts for each currency held in the Fund. The precise matching  of the  forward  contract  amounts  and the  value  of the  securities involved  will  not  generally  be  possible  since  the  future  value  of such securities  in  foreign  currencies  will  change  as a  consequence  of  market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term  currency market  movement is  extremely  difficult,  and the  successful  execution  of a short-term hedging strategy is highly uncertain.

The Fund will also not enter  into such  forward  contracts  or  maintain  a net exposure  to such  contracts  where  the  consummation  of the  contracts  would obligate a Fund to deliver an amount of foreign  currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.
The Funds, however, in order to avoid excess transactions and transaction costs, may maintain a net  exposure to forward  contracts in excess of the value of the
Fund's  portfolio  securities  or other  assets to which the  forward  contracts relate  (including  accrued  interest to the maturity of the forward contract on such securities)  provided the excess amount is "covered" by liquid  securities, denominated  in any currency,  at least equal at all times to the amount of such excess.  For these  purposes the securities or other assets to which the forward contracts  relate may be securities or assets  denominated in a single currency, or where  proxy  forwards  are  used,  securities  denominated  in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be  incorporated  into the longer term  investment  decisions made with  regard to overall  diversification  strategies.  However,  the  Investment
Manager and  relevant  Sub-Advisers  believe  that it is  important  to have the flexibility  to enter into such forward  contracts  when it determines  that the best interests of the Fund will be served.

At the maturity of a forward  contract,  the Fund may either sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an "offsetting"  contract  obligating it to purchase,  on the same maturity date, the same amount of the foreign currency.

As indicated  above,  it is impossible  to forecast with absolute  precision the market value of portfolio  securities at the expiration of the forward contract.
Accordingly,  it may be  necessary  for a Fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the
Fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely,  it may be necessary to sell on the spot market some of the foreign  currency  received  upon the sale of the portfolio  security if its market value  exceeds the amount of foreign  currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions  and  transaction  costs,  the  Fund  may  use  liquid  securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the  Fund  retains  the  portfolio  security  and  engages  in an  offsetting transaction,  the Fund will incur a gain or a loss (as  described  below) to the extent that there has been  movement  in forward  contract  prices.  If the Fund engages  in an  offsetting  transaction,  it may  subsequently  enter into a new forward  contract to sell the foreign  currency.  Should  forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase,  the Fund will suffer a loss to the extent the price of the  currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

The Funds dealing in forward foreign currency exchange  contracts will generally be limited to the transactions  described above.  However, the Funds reserve the right to enter into forward foreign  currency  contracts for different  purposes and under  different  circumstances.  Of course,  the Funds are not  required to enter into forward  contracts with regard to their foreign  currency-denominated securities  and will  not do so  unless  deemed  appropriate  by the  Investment
Manager or relevant Sub-Adviser.  It also should be realized that this method of hedging  against  a  decline  in the  value of a  currency  does  not  eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency, at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Funds value their assets  daily in terms of U.S.  dollars,  they do not intend to convert their holdings of foreign  currencies into U.S. dollars on a daily basis.  They will do so from time to time, and investors should be aware of the costs of currency  conversion.  Although  foreign exchange dealers do not charge a fee for  conversion,  they do realize a profit based on the  difference
(the "spread")  between the prices at which they are buying and selling  various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate,  while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

PURCHASE AND SALE OF CURRENCY FUTURES  CONTRACTS AND RELATED  OPTIONS.  As noted
above,  a currency  futures  contract  sale creates an  obligation by a Fund, as seller,  to deliver  the amount of  currency  called  for in the  contract  at a specified  future  time for a  specified  price.  A  currency  futures  contract purchase  creates an obligation by a Fund, as purchaser,  to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt,  in most instances the contracts  are closed out before the  settlement  date without the making or taking of delivery of the currency.  Closing out of a currency futures
contract  is  effected  by  entering  into  an   offsetting   purchase  or  sale
transaction.  Unlike a currency futures contract,  which requires the parties to buy and sell  currency on a set date, an option on a currency  futures  contract entitles  its holder to decide on or before a future date  whether to enter into such a  contract.  If the holder  decides  not to enter into the  contract,  the premium paid for the option is fixed at the point of sale.

SWAPS,  CAPS,  FLOORS AND COLLARS.  Certain Funds may enter into interest  rate, securities  index,  commodity,  or  security  and  currency  exchange  rate swap agreements  for  any  lawful  purpose  consistent  with  the  Fund's  investment objective,  such as for the  purpose  of  attempting  to  obtain or  preserve  a particular desired return or spread at a lower cost to the Fund than if the Fund had invested  directly in an  instrument  that  yielded  that desired  return or spread.  The Fund also may  enter  into  swaps in order to  protect  against  an increase  in the  price  of,  or  the  currency  exchange  rate  applicable  to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party  contracts  entered into primarily by institutional  investors for periods  ranging  from a few  weeks  to  several  years.  In a  standard  "swap"
transaction,  two parties  agree to exchange  the returns (or  differentials  in rates of return) earned or realized on particular  predetermined  investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are  calculated  with  respect to a "notional  amount,"  i.e.,  the return on or increase  in  value of a  particular  dollar  amount  invested  at a  particular interest rate, in a particular foreign currency,  or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which,  in return for a premium,  one party agrees to make payments to the other to the extent that  interests  rates  exceed a specified  rate,  or "cap";
interest rate floors under which,  in return for a premium,  one party agrees to make  payments  to the other to the  extent  that  interest  rates  fall below a specified  level,  or "floor";  and interest rate  collars,  under which a party sells a cap and  purchases  a floor,  or vice  versa,  in an  attempt to protect itself  against  interest  rate  movements  exceeding  given  minimum or maximum levels.

The  "notional  amount"  of the swap  agreement  is the  agreed  upon  basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by the Funds, the obligations of the parties  would be exchanged on a "net  basis."  Consequently,  the Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative value of the positions  held by each party to the agreement  (the "net amount").
The Fund's  obligation  under a swap  agreement  will be accrued  daily  (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will be covered by the maintenance of a segregated  account consisting of cash or liquid securities.

Whether a Fund's use of swap  agreements  will be successful  in furthering  its investment objective will depend, in part, on the Investment Manager or relevant
Sub-Adviser's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Swap agreements may be considered to be illiquid.  Moreover,  the Fund bears the risk of loss of the amount  expected to be received  under a swap  agreement in the event of the default or bankruptcy of a swap  agreement  counterparty.  Certain  restrictions imposed on the Fund's by the Internal  Revenue Code may limit a Fund' ability to use swap agreements. The swaps market is largely unregulated.

The  Funds  will  enter  swap  agreements  only  with  counterparties  that  the
Investment Manager or relevant  Sub-Adviser  reasonably  believes are capable of performing under the swap  agreements.  If there is a default by the other party to such a transaction,  the Fund will have to rely on its  contractual  remedies
(which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

SPREAD  TRANSACTIONS.  Certain Funds may purchase  covered  spread  options from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed  or  exchange-traded.  The purchase of a spread option gives the
Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own,  but  which is used as a  benchmark.  The risk to the  Funds in  purchasing covered spread options is the cost of the premium paid for the spread option and any  transaction  costs.  In  addition,  there  is  no  assurance  that  closing transactions  will be available.  The purchase of spread options will be used to protect the Fund against adverse changes in prevailing  credit quality  spreads,
i.e., the yield spread between high quality and lower quality  securities.  Such protection is only provided during the life of the spread option.

HYBRID INSTRUMENTS. Hybrid instruments combine the elements of futures contracts or  options  with those of debt,  preferred  equity or a  depository  instrument
("Hybrid Instruments").  Often these Hybrid Instruments are indexed to the price of a commodity  or  particular  currency or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not  limited  to,  debt  instruments  with  interest  or  principal  payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time,  preferred  stock with dividend  rates  determined by reference  to the  value  of a  currency,  or  convertible  securities  with the conversion  terms related to a particular  commodity.  The risks of investing in
Hybrid  Instruments  reflect  a  combination  of the  risks  from  investing  in securities, futures and currencies,  including volatility and lack of liquidity.
Reference  is made to the  discussion  of futures and forward  contracts in this
Statement of Additional  Information  for a discussion of these risks.  Further, the prices of the Hybrid  Instrument  and the related  commodity or currency may not move in the same direction or at the same time. Hybrid  Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal)
rates. In addition,  because the purchase and sale of Hybrid  Instruments  could take place in an  over-the-counter  market or in a private transaction between a
Fund and the  seller  of the  Hybrid  Instrument,  the  creditworthiness  of the contract  party to the  transaction  would be a risk factor which the Fund would have to consider.  Hybrid  Instruments  also may not be subject to regulation of the CFTC,  which  generally  regulates the trading of commodity  futures by U.S.
persons,  the SEC,  which  regulates  the offer and sale of securities by and to
U.S. persons, or any other governmental regulatory authority.

LENDING OF PORTFOLIO SECURITIES. For the purpose of realizing additional income, the Funds may make secured loans of Fund  securities  amounting to not more than
33 1/3% of its  total  assets.  Securities  loans  are  made to  broker/dealers, institutional  investors, or other persons pursuant to agreements requiring that the loans be  continuously  secured by collateral at least equal at all times to the  value of the  securities  lent  marked  to  market  on a daily  basis.  The collateral received will consist of cash, U.S. Government securities, letters of credit  or such  other  collateral  as may be  permitted  under  its  investment program.  While the securities are being lent, the Fund will continue to receive the  equivalent  of  the  interest  or  dividends  paid  by  the  issuer  on the securities,  as well as interest on the  investment  of the  collateral or a fee from  the  borrower.  The  Fund has a right to call  each  loan and  obtain  the securities  on five  business  days' notice or, in  connection  with  securities trading on foreign  markets,  within such longer period of time which  coincides with the normal  settlement period for purchases and sales of such securities in such foreign markets.  The Fund will not have the right to vote securities while they are being lent,  but it will call a loan in  anticipation  of any important vote. The risks in lending  portfolio  securities,  as with other  extensions of secured credit,  consist of possible delay in receiving additional collateral or in the recovery of the  securities or possible loss of rights in the  collateral should the borrower fail financially.  Loans will only be made to persons deemed by the  Investment  Manager or relevant  Sub-Adviser  to be of good standing and will not be made unless,  in the judgment of the Investment  Manager or relevant
Sub-Adviser,  the  consideration  to be earned from such loans would justify the risk.

INVESTMENT POLICY LIMITATIONS

Each  of  the  Funds  operates  within  certain  fundamental   policies.   These
fundamental  policies  may not be changed  without the approval of the lesser of
(i) 67% or more of the Funds' shares present at a meeting of shareholders if the holders of more than 50% of the  outstanding  shares of the Fund are  present or represented  by proxy,  or (ii) more than 50% of the Fund's  outstanding  voting shares.  Other  restrictions  in the form of  operating  policies are subject to change by the  Fund's  Board of  Directors  without  shareholder  approval.  Any investment  restrictions  that involve a maximum  percentage  of  securities  or assets  shall  not be  considered  to be  violated  unless  an  excess  over the percentage  occurs  immediately  after,  and is  caused  by, an  acquisition  of securities  or assets of, or borrowing by, the Fund.  Calculation  of the Fund's total assets for compliance  with any of the following  fundamental or operating policies or any other investment restrictions set forth in the Fund's prospectus or Statement of Additional  Information will not include cash collateral held in connection with a Fund's securities lending activities.

FUNDAMENTAL POLICIES -- The fundamental policies of the Funds are:

1.  PERCENT  LIMIT ON ASSETS  INVESTED IN ANY ONE ISSUER Not to invest more than
    5% of its total  assets in the  securities  of any one  issuer  (other  than obligations  of, or  guaranteed  by, the U.S.  Government,  its agencies and instrumentalities);  provided that this limitation applies only with respect to 75% of the Fund's total assets.  (Fundamental  policy number one does not apply to the Large Cap Growth Fund or to the Technology Fund.)

2.  PERCENT  LIMIT  ON SHARE  OWNERSHIP  OF ANY ONE  ISSUER  Not to  purchase  a security  if, as a result,  with  respect  to 75% of the value of the Fund's total  assets,  more than 10% of the  outstanding  voting  securities of any issuer  would  be  held  by the  Fund  (other  than  obligations  issued  or guaranteed  by the U.S.  Government,  its  agencies  or  instrumentalities).
    (Fundamental  policy  number two does not apply to the Large Cap Growth Fund or to the Technology Fund.)

3.  UNDERWRITING  Not to act as  underwriter  of  securities  issued by  others, except to the extent that a Fund may be considered an underwriter within the meaning  of the  Securities  Act of 1933 in the  disposition  of  restricted securities.

4.  INDUSTRY CONCENTRATION Not to invest in an amount equal to, or in excess of,
    25% or more of the Fund's total assets in a particular  industry (other than securities of the of U.S.  Government,  its agencies or  instrumentalities);
    provided  however,  that this  policy does not apply to the Large Cap Growth
    Fund or to the  Technology  Fund which are permitted to invest more than 25%
    of their  respective  total  assets  in a  particular  industry  or group of industries.

5.  REAL ESTATE Not to purchase or sell real estate unless  acquired as a result of ownership of securities or other  instruments (but this shall not prevent a Fund from  investing in  securities  or other  instruments  backed by real estate or securities of companies engaged in the real estate business).

6.  COMMODITIES Not to purchase or sell physical commodities, except that a Fund may enter into futures contracts and options thereon.

7.  LOANS Not to lend any security or make any other loan if, as a result,  more than 33 1/3% of an  Fund's  total  assets  would be lent to  other  parties, except, (i) through the purchase of a portion of an issue of debt securities in  accordance  with its  investment  objectives  and  policies,  or (ii) by engaging in repurchase agreements with respect to portfolio securities.

8.  BORROWING Not to borrow in excess of 33 1/3% of a Fund's total assets.

9.  SENIOR SECURITIES Not to issue senior securities,  except as permitted under the Investment Company Act of 1940.

For the purposes of Fundamental  Policies (2) and (4) above,  each  governmental subdivision,  i.e.,  state,  territory,  possession  of the United States or any political subdivision of any of the foregoing, including agencies,  authorities, instrumentalities,  or similar entities, or of the District of Columbia shall be considered a separate  issuer if its assets and revenues are separate from those of the governmental  body creating it and the security is backed only by its own assets and revenues.  Further, in the case of an industrial development bond, if the  security  is backed only by the assets and  revenues of a  non-governmental user, then such  non-governmental  user will be deemed to be the sole issuer. If an industrial  development bond or government issued security is guaranteed by a governmental  or other  entity,  such  guarantee  would be considered a separate security  issued by the  guarantor.  For the purpose of  Fundamental  Policy (4)
industries are determined by reference to the  classifications of industries set forth in the Funds' semiannual and annual reports.

OPERATING POLICIES -- The operating policies of the Funds are:

1.  LOANS The Funds may not lend assets other than  securities to other parties.
    (This  limitation  does not  apply to  purchases  of debt  securities  or to repurchase agreements.)

2.  BORROWING  The Funds may not borrow  money or  securities  for any  purposes except that  borrowing up to 10% of the Fund's total assets from  commercial banks is permitted for emergency or temporary purposes.

3.  OPTIONS The Funds may buy and sell exchange- traded and over-the-counter put and call options,  including  index options,  securities  options,  currency options and options on futures, provided that a call or put may be purchased only if after such  purchase,  the value all call and put options  held by a
    Fund will not exceed 5% of the Fund's total assets. The Funds may write only covered put and call options.

4.  OIL AND GAS PROGRAMS The Funds may not invest in oil, gas, mineral leases or other mineral exploration or development of programs.

5.  INVESTMENT  COMPANIES  Except in  connection  with a merger,  consolidation, acquisition,  or  reorganization,  the Funds may not invest in securities of other investment companies, except in compliance with the Investment Company
    Act of 1940.

6.  CONTROL OF PORTFOLIO COMPANIES The Funds may not invest in companies for the purpose of exercising management or control.

7.  SHORT SALES The Funds may not sell securities  short,  unless a Fund owns or has the  right to obtain  securities  equivalent  in kind and  amount to the securities sold short, and provided that  transactions in futures  contracts and options are not deemed to constitute selling securities short.

8.  MARGINS The Funds do not intend to  purchase  securities  on margin,  except that the Funds may obtain such  short-term  credits as are necessary for the clearance of  transactions,  and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

OFFICERS AND DIRECTORS

The officers and directors of the Funds and their  principal  occupations for at least the last five years are as follows. Unless otherwise noted, the address of each officer and director is 700 Harrison Street, Topeka, Kansas 66636-0001.

NAME,  ADDRESS,  POSITIONS HELD WITH THE FUNDS AND PRINCIPAL  OCCUPATIONS DURING
THE PAST FIVE YEARS

JOHN D. CLELAND* (64)
---------------------
(Birth Date:  May 1, 1936)
POSITION HELD WITH THE FUND--Chairman of the Board and Director
PRINCIPAL OCCUPATIONS--Senior Vice President and Managing Member Representative,
Security Management Company, LLC; Senior Vice President, Security Benefit Group,
Inc. and Security Benefit Life Insurance Company.

DONALD A. CHUBB, JR.** (54)
---------------------------
(Birth Date:  December 14, 1946)
2222 SW 29th Street, Topeka, Kansas 66611
POSITION HELD WITH THE FUND--Director
PRINCIPAL  OCCUPATIONS--Business  broker,  Griffith & Blair  Realtors.  Prior to
1997, President, Neon Tube Light Company, Inc.

PENNY A. LUMPKIN** (61)
-----------------------
(Birth Date:  August 20, 1939)
3616 Canterbury Town Road, Topeka, Kansas 66610
POSITION HELD WITH THE FUND--Director
PRINCIPAL  OCCUPATIONS--Owner,  Vivian's  Gift  Shop  (Corporate  Retail).  Vice
President,   Palmer   Companies,   Inc.  (Small  Business  and  Shopping  Center
Development)  and Bellairre  Shopping  Center  (Managing and Leasing);  Partner,
Goodwin  Enterprises  (Retail).  Prior to 1999,  Vice  President and  Treasurer,
Palmer News,  Inc.;  Vice President,  M/S News, Inc. and Secretary,  Kansas City
Periodicals.

MARK L. MORRIS, JR.** (66)
--------------------------
(Birth Date:  February 3, 1934)
5500 SW 7th Street, Topeka, Kansas 66606
POSITION HELD WITH THE FUND--Director
PRINCIPAL  OCCUPATIONS--Independent Investor, Morris Co. (personal investments).
Former  General  Partner,  Mark  Morris  Associates   (Veterinary  Research  and
Education).

MAYNARD F. OLIVERIUS (57)
-------------------------
(Birth Date:  December 18, 1943)
1500 SW 10th Avenue, Topeka, Kansas 66604
POSITION HELD WITH THE FUND--Director
PRINCIPAL  OCCUPATIONS--President  and Chief  Executive  Officer,  Stormont-Vail
HealthCare.

JAMES R. SCHMANK* (47)
----------------------
(Birth Date:  February 21, 1953)
POSITION HELD WITH THE FUND--President and Director
PRINCIPAL  OCCUPATIONS--President  and Managing Member Representative,  Security
Management Company, LLC; Senior Vice President, Security Benefit Group, Inc. and
Security Benefit Life Insurance Company.

TERRY A. MILBERGER (52)
-----------------------
(Birth Date:  March 10, 1948)
POSITION HELD WITH THE FUND--Vice  President  (Equity Fund and Growth and Income
Fund)
PRINCIPAL  OCCUPATIONS--Senior  Vice  President  and Senior  Portfolio  Manager,
Security Management Company, LLC; Senior Vice President, Security Benefit Group,
Inc. and Security Benefit Life Insurance Company.

AMY J. LEE (39)
---------------
(Birth Date:  June 5, 1961)
POSITION HELD WITH THE FUND--Secretary
PRINCIPAL   OCCUPATIONS--Secretary,   Security  Management  Company,  LLC;  Vice
President,  Associate General Counsel and Assistant Secretary,  Security Benefit
Group, Inc. and Security Benefit Life Insurance Company.

BRENDA M. HARWOOD (37)
----------------------
(Birth Date:  November 3, 1963)
POSITION HELD WITH THE FUND--Treasurer
PRINCIPAL   OCCUPATIONS--Assistant   Vice  President  and  Treasurer,   Security
Management Company, LLC; Assistant Vice President,  Security Benefit Group, Inc.
and Security Benefit Life Insurance Company.

CINDY L. SHIELDS (33)
---------------------
(Birth Date:  June 5, 1967)
POSITION HELD WITH THE FUND--Vice President (Equity Fund only)
PRINCIPAL  OCCUPATIONS--Second  Vice President and Portfolio  Manager,  Security
Management Company, LLC; Second Vice President, Security Benefit Group, Inc. and
Security Benefit Life Insurance Company.

JAMES P. SCHIER (43)
--------------------
(Birth Date:  December 28, 1957)
POSITION HELD WITH THE FUND--Vice President (Equity Fund and Ultra Fund only)
PRINCIPAL  OCCUPATIONS--Vice  President and Senior Portfolio  Manager,  Security
Management  Company,  LLC; Vice  President,  Security  Benefit  Group,  Inc. and
Security Benefit Life Insurance Company.  Prior to February 1997, Assistant Vice
President and Senior Research Analyst,  Security Management Company,  LLC. Prior
to August 1995, Portfolio Manager,  Mitchell Capital Management.  Prior to March
1993, Vice President and Portfolio Manager, Fourth Financial.

CHRISTOPHER D. SWICKARD (35)
----------------------------
(Birth Date:  October 9, 1965)
POSITION HELD WITH THE FUND--Assistant Secretary
PRINCIPAL  OCCUPATIONS--Assistant  Secretary,  Security Management Company, LLC;
Assistant Vice President and Assistant Counsel, Security Benefit Group, Inc. and
Security Benefit Life Insurance Company.

 *These  directors are deemed to be "interested  persons" of the Funds under the
  Investment Company Act of 1940, as amended,  by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These  directors  serve on the Funds'  joint audit  committee,  the purpose of which is to meet with the  independent  auditors,  to  review  the work of the auditors,  and to oversee the handling by Security Management Company,  LLC of the accounting functions for the Funds.

The  directors and officers of the Funds hold  identical  offices in each of the other Funds managed by the Investment Manager,  with the exceptions noted below.
Mr.  Milberger is Vice President only of Security  Equity Fund,  Security Growth and Income Fund and SBL Fund,  Ms.  Shields is Vice  President  only of Security
Equity  Fund and SBL Fund;  and Mr.  Schier is Vice  President  only of Security
Equity Fund, SBL Fund and Security Ultra Fund. (See the table under  "Investment
Management,"  page 47, for  positions  held by such persons with the  Investment
Manager.) Ms. Lee holds identical offices for the Funds'  distributor,  Security
Distributors,  Inc., and Mr. Cleland serves as Vice President and Director,  Mr.
Schmank  serves as Director,  while Ms. Harwood serves as Director and Treasurer of the Distributor.

REMUNERATION OF DIRECTORS AND OTHERS

The Funds' directors, except those directors who are "interested persons" of the
Funds,  receive from each of Security  Growth and Income Fund,  Security  Equity
Fund and  Security  Ultra Fund an annual  retainer of $2,000 and a fee of $2,500 per  meeting,  plus  reasonable  travel  costs,  for each  meeting  of the board attended.  In addition,  certain  directors  who are members of the Funds' joint audit  committee  receive a fee of $1,500 and  reasonable  travel costs for each meeting of the Funds' audit committee  attended.  Such fees and travel costs are paid by the  Investment  Manager  for each Fund,  except  Total  Return,  Social
Awareness,  Mid Cap Value,  Small Cap  Growth,  Enhanced  Index,  International,
Select 25, Large Cap Growth and  Technology  Funds,  pursuant to its  Investment
Management  and  Services  Agreements  with the  Funds  which  provide  that the
Investment  Manager  will  bear all  Fund  expenses  except  for its fee and the expenses of  brokerage  commissions,  interest,  taxes,  extraordinary  expenses approved by the Board of Directors and Class B, Class C and Class S distribution fees. Total Return, Social Awareness,  Mid Cap Value, Small Cap Growth, Enhanced
Index, International, Select 25, Large Cap Growth and Technology Funds pay their respective share of directors' fees, audit committee fees and travel costs based on relative net assets. (See page 47, "Investment Management.")

The Funds do not pay any fees to, or reimburse  expenses of,  directors  who are considered "interested persons" of the Funds. The aggregate compensation paid by the Funds to each of the  directors  during the fiscal year ended  September 30,
2000,  and the  aggregate  compensation  paid to  each of the  directors  during calendar year 2000 by all seven of the registered  investment companies to which the Investment Manager provides investment advisory services (collectively,  the
"Security  Fund  Complex"),  are set forth  below.  Each of the  directors  is a director of each of the other  registered  investment  companies in the Security
Fund Complex.

-----------------------------------------------------------------------------------------
                            AGGREGATE COMPENSATION                           TOTAL
                       --------------------------------   ESTIMATED       COMPENSATION
                        SECURITY                            ANNUAL     FROM THE SECURITY
                       GROWTH AND   SECURITY   SECURITY    BENEFITS    THE SECURITY FUND
NAME OF DIRECTOR         INCOME      EQUITY      ULTRA       UPON      COMPLEX, INCLUDING
OF THE FUND               FUND        FUND       FUND     RETIREMENT       THE FUNDS
-----------------------------------------------------------------------------------------
Donald A. Chubb, Jr.     $2,917       $2,917     $2,917       $0            $35,000
John D. Cleland               0            0         0         0                  0
Penny A. Lumpkin          2,917        2,917      2,917        0             35,000
Mark L. Morris, Jr.       2,917        2,917      2,917        0             35,000
Maynard Oliverius         2,833        2,833      2,833        0             34,000
James R. Schmank              0            0         0         0                  0
Harold G. Worswick**          0            0         0         0                  0
-----------------------------------------------------------------------------------------
**Mr. Worswick retired as a fund director February 1996. No deferred compensation accrued for Mr. Worswick as of September 30, 2000.
-----------------------------------------------------------------------------------------

The Investment Manager compensates its officers and directors who may also serve as officers or directors of the Funds. On December 18, 2000, the Funds' officers and directors (as a group) beneficially owned less than one percent of the total outstanding  Class A shares of Growth and Income Fund, Equity Fund, Total Return
Fund, Small Cap Growth Fund,  Enhanced Index Fund,  International  Fund,  Global
Fund,  Ultra Fund,  Select 25 Fund,  Large Cap Growth Fund and Social  Awareness
Fund. On December 18, 2000,  the officers and directors of Security  Equity Fund
(as a group)  beneficially  owned  approximately  1.2% of the total  outstanding
Class A shares of the Technology  Series and 1.5% of the total outstanding Class
A shares  of Mid Cap  Value  Series.  On  December  18,  2000 the  officers  and directors of Security  Equity Fund owned 0% of the Class A, Class B, Class C and
Class S shares of Social Awareness Fund and 0% of the Class B, Class C and Class
S shares of Growth and Income Fund, Ultra Fund, Select 25 Series,  International
Series,  Mid Cap Value Series,  Global Series,  Total Return  Series,  Small Cap
Growth Series and Enhanced Index Series.

PRINCIPAL HOLDERS OF SECURITIES

As of December 18, 2000, Security Benefit Life Insurance Company ("SBL"), 700 SW
Harrison Street, Topeka, Kansas, 66636-0001,  owned, of record and beneficially,
33.7% of the voting  securities  of Growth and Income  Fund  (37.7% of the total outstanding  Class A shares and 0% of the total outstanding Class B, Class C and
Class S shares); 41.5% of the voting securities of Enhanced Index Fund (43.7% of the total  outstanding  Class A shares,  33.1% of the total  outstanding Class B shares,  52.0%  of the  total  outstanding  Class C shares  and 0% of the  total outstanding  Class S shares) and 52.3% of the voting securities of International
Fund  (41.5%  of the  total  outstanding  Class A  shares,  71.3%  of the  total outstanding Class B shares, 51.9% of the total outstanding Class C shares and 0%
of the total outstanding Class S shares).  SBL's percentage  ownership of Growth and Income Fund,  Enhanced Index Fund and  International  Fund may permit SBL to effectively  control  the  outcome  of  any  matters  submitted  to  a  vote  of shareholders  of these  funds.  SBL is a stock  life  insurance  company  and is incorporated under the laws of Kansas. SBL is ultimately  controlled by Security
Benefit  Mutual  Holding  Company,  700  SW  Harrison  Street,  Topeka,  Kansas,
66636-0001, a mutual holding company organized under the laws of Kansas.

As of December 18, 2000,  Security Benefit Group, Inc. ("SBG"),  700 SW Harrison
Street, Topeka, Kansas, 66636-0001, owned, of record and beneficially,  50.8% of the voting securities of Total Return Fund (52.5% of the total outstanding Class
A shares and 50.3% of the total  outstanding  Class B shares and 0% of the total outstanding  Class C and Class S shares).  SBG's  percentage  ownership of Total
Return  Fund may permit SBG to  effectively  control  the outcome of any matters submitted to a vote of shareholders of these two funds.  SBG is an insurance and financial  services  holding  company  wholly-owned  by  Security  Benefit  Life
Insurance Company ("SBL"),  700 SW Harrison Street,  Topeka,  Kansas 66636-0001.
SBG and SBL are  incorporated  under  the  laws  of  Kansas.  SBG is  ultimately controlled by Security Benefit Mutual Holding  Company,  700 SW Harrison Street,
Topeka, Kansas 66636-0001,  a mutual holding company organized under the laws of
Kansas.

As  of  December  18,  2000,  the  following   entities  owned,  of  record  and
beneficially  unless  otherwise  indicated,  5% or more of a class  of a  Fund's outstanding securities:

--------------------------------------------------------------------------------
                                                             CLASS    PERCENTAGE
NAME OF STOCKHOLDER                        FUND OWNED        OWNED      OWNED
--------------------------------------------------------------------------------
SBL                                      Enhanced Index     Class A      43.7
                                         Enhanced Index     Class B      33.1
                                         Enhanced Index     Class C      52.0
                                             Equity         Class A      17.2
                                        Growth & Income     Class A      35.4
                                         International      Class A      54.4
                                         International      Class B      71.3
                                         International      Class C      51.9
                                        Large Cap Growth    Class A      55.1
                                        Large Cap Growth    Class B      59.1
                                        Large Cap Growth    Class C      61.6
                                         Mid Cap Value      Class A      27.2
                                        Small Cap Growth    Class A      29.1
                                           Technology       Class A      27.9
                                           Technology       Class C      53.2
                                             Ultra          Class A      12.0
--------------------------------------------------------------------------------
Security Benefit Group Inc.               Total Return      Class A      52.5
                                          Total Return      Class B      50.3
--------------------------------------------------------------------------------
Barbara L. Rogers                            Global         Class C       6.3
--------------------------------------------------------------------------------
David Y. and Doreen A. Stringer              Global         Class C       5.0
--------------------------------------------------------------------------------
Pat McCreless                           Growth & Income     Class C      10.5
--------------------------------------------------------------------------------
Linda W. Moore                          Growth & Income     Class C       5.2
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette               Large Cap Growth    Class A       6.3
Securities Corporation*                   Total Return      Class C      19.0
--------------------------------------------------------------------------------
Paul B. Gordon                          Large Cap Growth    Class B       5.2
--------------------------------------------------------------------------------
Norma J. Plonkey                         Mid Cap Value      Class C       6.5
                                        Small Cap Growth    Class C       6.8
--------------------------------------------------------------------------------
Sisters of St. Francis Ministry Fund    Social Awareness    Class A      22.9
--------------------------------------------------------------------------------
Dyann L. Myers                          Social Awareness    Class C       6.2
--------------------------------------------------------------------------------
William Oldfather                       Social Awareness    Class C       6.1
--------------------------------------------------------------------------------
Marya Kotowski                          Social Awareness    Class C       5.3
--------------------------------------------------------------------------------
David G. Kotcher & Tammy S. Kotcher       Total Return      Class B       5.6
--------------------------------------------------------------------------------
Allan A. Hazlett                          Total Return      Class C       8.8
--------------------------------------------------------------------------------
Ophthalmology, P.A. Employees              Technology       Class A       6.8
--------------------------------------------------------------------------------
Compleat Restorations, Inc.               Total Return      Class C       7.8
--------------------------------------------------------------------------------
*owned of record only
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

Investors may purchase  shares of the Funds through  authorized  dealers who are members of the National  Association  of Securities  Dealers,  Inc. In addition, banks and other financial institutions may make shares of the Funds available to their customers.  The minimum initial investment is $100. The minimum subsequent investment  is $100 unless made  through an  Accumulation  Plan which allows for
subsequent   investments  of  $20.  (See  "Accumulation   Plan,"  page  47.)  An
application may be obtained from the Investment Manager.

As a convenience to investors and to save operating  expenses,  the Funds do not issue  certificates  for full shares except upon written request by the investor or his or her investment  dealer.  Certificates will be issued at no cost to the stockholder. No certificates will be issued for fractional shares and fractional shares may be withdrawn only by redemption for cash.

Orders for the  purchase of shares of the Funds will be confirmed at an offering price equal to the net asset value per share next  determined  after  receipt of the order in proper  form by Security  Distributors,  Inc.  (the  "Distributor")
(generally as of the close of the Exchange on that day) plus the sales charge in the case of Class A shares.  Orders  received by dealers or other firms prior to the close of the Exchange and received by the Distributor  prior to the close of its business day will be  confirmed  at the offering  price  effective as of the close of the Exchange on that day.  Dealers and other  financial  services firms are obligated to transmit orders promptly.

The Funds  reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

ALTERNATIVE PURCHASE OPTIONS -- The Funds offer four classes of shares:

CLASS A SHARES -  FRONT-END  LOAD  OPTION.  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed  (except that shares sold in an amount of  $1,000,000  or more without a front-end  sales charge will be subject to a contingent  deferred sales charge of 1% for one year).  See Appendix B for a discussion of "Rights of
Accumulation"  and "Statement of  Intention,"  which options may serve to reduce the front-end sales charge.

CLASS B SHARES - BACK-END  LOAD OPTION.  Class B shares are sold without a sales charge at the time of  purchase,  but are subject to a deferred  sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically  convert  to  Class A  shares  at the  end of  eight  years  after purchase.

CLASS C SHARES - LEVEL  LOAD  OPTION.  Class C shares  are sold  without a sales charge at the time of purchase,  but are subject to a contingent  deferred sales charge if they are redeemed within one year of the date of purchase.

CLASS S SHARES - FLEXIBLE  LOAD OPTION.  Class S shares are sold without a sales charge at the time of  purchase,  but are subject to a deferred  sales charge if they are redeemed within seven years of the date of purchase.  Class S shares do not convert to another class of shares after a specified number of years.

The decision as to which class is more beneficial to an investor  depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of  distribution  at the time of  investment,  rather than spreading such cost over  time,  might  consider  Class A shares.  Other  investors  might consider Class B, Class C or Class S shares,  in which case 100% of the purchase price is invested  immediately,  depending on the amount of the purchase and the intended length of investment.

Dealers or others may receive  different  levels of  compensation  depending  on which class of shares they sell.

CLASS A SHARES -- Class A shares are  offered at net asset value plus an initial sales charge as follows:

--------------------------------------------------------------------------------
                                                    SALES CHARGE
                                     -------------------------------------------
                                     PERCENTAGE OF   PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                     OFFERING       NET AMOUNT     REALLOWABLE
AT OFFERING PRICE                       PRICE          INVESTED      TO DEALERS
--------------------------------------------------------------------------------
Less than $50,000 ...................    5.75%           6.10%          5.00%
$50,000 but less than $100,000 ......    4.75            4.99           4.00
$100, 000 but less than $250,000 ....    3.75            3.90           3.00
$250,000 but less than $500,000 .....    2.75            2.83           2.25
$500,000 but less than $1,000,000 ...    2.00            2.04           1.75
$1,000,000 and over .................    None            None        (See below)
--------------------------------------------------------------------------------

The  Underwriter  will pay a commission to dealers on purchases of $1,000,000 or more as  follows:  1.00%  on  sales  up to  $5,000,000,  plus  .50% on  sales of
$5,000,000 or more up to  $10,000,000,  and .10% on any amount of $10,000,000 or more.  The  Underwriter  may also pay a  commission  of up to 1% to dealers  who initiate  or are  responsible  for  purchases  of  $500,000  or more by  certain retirement  plans as  described  under  "Purchases  at Net  Asset  Value" in the prospectus. Such purchases may be subject to a deferred sales charge of up to 1%
in the event of a redemption within one year of the purchase.

The  Investment  Manager may, at its  expense,  pay a service fee to dealers who satisfy certain criteria established by the Investment Manager from time to time relating to the volume of their sales of Class A shares of the Funds and certain other Security  Funds during prior periods and certain other factors,  including providing to their clients who are  stockholders of the Funds certain  services,
which  include  assisting  in  maintaining  records,   processing  purchase  and
redemption   requests   and   establishing   shareholder   accounts,   assisting
shareholders in changing  account  options or enrolling in specific  plans,  and
providing   shareholders  with  information  regarding  the  Funds  and  related developments.  Service fees are paid  quarterly and may be  discontinued  at any time.

SECURITY  EQUITY  FUND'S  CLASS  A  DISTRIBUTION  PLAN  -- As  discussed  in the prospectus,  Small Cap Growth Fund,  Enhanced  Index Fund,  International  Fund,
Select 25 Fund,  Large Cap Growth Fund and  Technology  Fund have a Distribution
Plan for their  Class A shares  pursuant  to Rule  12b-1  under  the  Investment
Company Act of 1940. The Plan  authorizes each such Fund to pay an annual fee to the  Distributor  of .25% of the  average  daily net asset  value of the Class A shares of the Fund to finance various activities relating to the distribution of such  shares  of the Fund to  investors.  These  expenses  include,  but are not limited to, the payment of  compensation  (including  compensation to securities dealers and other financial  institutions and  organizations)  to obtain various administrative  services  for the Fund.  These  services  include,  among  other things,  processing  new  shareholder  account  applications  and serving as the primary source of information to customers in answering questions concerning the
Fund and their transactions with the Fund. The Distributor is also authorized to engage in advertising,  the preparation and distribution of sales literature and other promotional  activities on behalf of the Fund. The Distributor is required to report in writing to the Board of Directors of Equity Fund and the board will review at least quarterly the amounts and purpose of any payments made under the
Plan.  The  Distributor  is also  required  to furnish the board with such other information  as may reasonably be requested in order to enable the board to make an informed determination of whether the Plan should be continued.

The Plan will continue  from year to year,  provided  that such  continuance  is approved at least  annually by a vote of a majority of the Board of Directors of the Fund, including a majority of the independent  directors cast in person at a meeting  called for the purpose of voting on such  continuance.  The Plan can be terminated  at any  time on 60  days'  written  notice,  without  penalty,  if a majority of the  disinterested  directors  or the Class A  shareholders  vote to terminate the Plan.  Any agreement  relating to the  implementation  of the Plan terminates  automatically  if it is  assigned.  The Plan may not be  amended  to increase  materially the amount of payments  thereunder  without approval of the
Class A shareholders of the Fund.

Because  all amounts  paid  pursuant  to the  Distribution  Plan are paid to the
Distributor,  the Investment Manager and its officers,  directors and employees, including Messrs. Cleland and Schmank (directors of the Fund), Messrs. Swickard,
Milberger,  Schier, Ms. Harwood, Ms. Lee and Ms. Shields (officers of the Fund), all may be  deemed  to have a  direct  or  indirect  financial  interest  in the operation of the  Distribution  Plan. None of the  independent  directors have a direct or indirect financial interest in the operation of the Distribution Plan.

Benefits from the Distribution  Plan may accrue to the Fund and its stockholders from the growth in assets due to sales of shares to the public  pursuant  to the
Distribution  Agreement  with the  Distributor.  Increases  in the net assets of
Small Cap Growth, Enhanced Index, International, Select 25, Large Cap Growth and
Technology Funds from sales pursuant to their respective  Distribution Plans and
Agreements may benefit  shareholders by reducing per share expenses,  permitting increased investment  flexibility and diversification of such Funds' assets, and facilitating economies of scale (e.g., block purchases) in the Funds' securities transactions.

CLASS B SHARES -- Class B shares  are  offered  at net asset  value,  without an initial sales charge. With certain  exceptions,  the Funds may impose a deferred sales charge on shares  redeemed  within five years of the date of purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

Whether a  contingent  deferred  sales  charge is imposed  and the amount of the charge  will depend on the number of years  since the  investor  made a purchase payment  from  which an amount is being  redeemed,  according  to the  following schedule:

                   -------------------------------------------
                   YEAR SINCE PURCHASE     CONTINGENT DEFERRED
                    PAYMENT WAS MADE          SALES CHARGE
                   -------------------------------------------
                         First                     5%
                         Second                    4%
                         Third                     3%
                         Fourth                    3%
                         Fifth                     2%
                   Sixth and Following             0%
                   -------------------------------------------

Class B shares (except shares  purchased  through the  reinvestment of dividends and other  distributions paid with respect to Class B shares) will automatically convert,  on the eighth  anniversary of the date such shares were purchased,  to
Class A shares which are subject to a lower  distribution  fee.  This  automatic conversion of Class B shares will take place  without  imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the Investment
Manager.)  All shares  purchased  through  reinvestment  of dividends  and other distributions paid with respect to Class B shares  ("reinvestment  shares") will be considered to be held in a separate subaccount.  Each time any Class B shares
(other than those held in the subaccount)  convert to Class A shares, a pro rata portion of the  reinvestment  shares held in the subaccount will also convert to
Class A shares.  Class B shares so  converted  will no longer be  subject to the higher  expenses borne by Class B shares.  Because the net asset value per share of the Class A shares  may be higher or lower than that of the Class B shares at the  time  of  conversion,  although  the  dollar  value  will  be the  same,  a shareholder  may receive  more or less Class A shares than the number of Class B shares  converted.  Under  current  law,  it is the Funds'  opinion  that such a conversion  will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case,  the Board of Directors will consider what action,  if any, is  appropriate  and in the best  interests of the Class B stockholders.

CLASS B  DISTRIBUTION  PLAN -- Each Fund bears some of the costs of selling  its
Class B shares  under a  Distribution  Plan  adopted with respect to its Class B shares ("Class B Distribution Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940 ("1940  Act").  This Plan provides for payments at an annual rate of 1.00% of the average  daily net asset  value of Class B shares.  Amounts paid by the Funds are  currently  used to pay  dealers and other firms that make
Class B shares  available to their  customers  (1) a  commission  at the time of purchase  normally  equal  to 4.00% of the  value of each  share  sold and (2) a service fee for account maintenance and personal service to shareholders payable for the first year, initially,  and for each year thereafter,  quarterly,  in an amount  equal to .25%  annually of the average  daily net asset value of Class B shares sold by such  dealers and other firms and  remaining  outstanding  on the books of the Funds.

Rules of the National Association of Securities Dealers, Inc. ("NASD") limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its  Class B  shares  to 6.25% of  gross  sales of Class B shares  since  the inception of the  Distribution  Plan, plus interest at the prime rate plus 1% on such  amount  (less  any  contingent  deferred  sales  charges  paid by  Class B shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue  distribution  charges  incurred in connection with the Class B Distribution Plan which exceed current annual payments  permitted to be received by the Distributor from the Funds.  The Distributor  intends to seek full  payment of such  charges  from the Fund  (together  with  annual  interest thereon  at the prime  rate plus 1%) at such time in the  future  as, and to the extent that, payment thereof by the Funds would be within permitted limits.

Each Fund's Class B  Distribution  Plan may be terminated at any time by vote of its directors who are not interested  persons of the Fund as defined in the 1940
Act or by vote of a majority of the outstanding Class B shares. In the event the
Class B  Distribution  Plan is  terminated  by the Class B  stockholders  or the
Funds' Board of Directors,  the payments made to the Distributor pursuant to the
Plan up to that time would be retained by the Distributor. Any expenses incurred by the  Distributor  in  excess  of  those  payments  would be  absorbed  by the
Distributor.  The Funds make no payments in  connection  with the sales of their
Class B shares other than the distribution fee paid to the Distributor.

CLASS C SHARES -- Class C shares  are  offered  at net asset  value,  without an initial sales charge. With certain  exceptions,  the Funds may impose a deferred sales  charge on shares  redeemed  within one year of the date of  purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

CLASS C  DISTRIBUTION  PLAN -- Each Fund bears some of the costs of selling  its
Class C shares  under a  Distribution  Plan  adopted with respect to its Class C shares ("Class C Distribution Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940 ("1940  Act").  This Plan provides for payments at an annual rate of 1.00% of the average  daily net asset  value of Class C shares.  Amounts paid by the Fund are  currently  used to pay  dealers  and other firms that make
Class C shares  available to their  customers  (1) a  commission  at the time of purchase  normally  equal to .75% of the value of each share sold,  and for each year thereafter,  quarterly,  in an amount equal to .75% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund and (2) a service fee payable for the first year initially, and for each year thereafter,  quarterly, in an amount equal to .25%  annually of the  average  daily net asset value of Class C shares sold by such dealers and other firms and remaining  outstanding  on the books of the Fund.

Rules of the NASD limit the  aggregate  amount  that a Fund may pay  annually in distribution costs for the sale of its Class C shares to 6.25% of gross sales of
Class C shares since the inception of the  Distribution  Plan,  plus interest at the  prime  rate plus 1% on such  amount  (less any  contingent  deferred  sales charges  paid by  Class C  shareholders  to the  Distributor).  The  Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection  with the Class C Distribution  Plan which exceed current annual payments  permitted to be received by the Distributor from the Funds. The
Distributor intends to seek full payment of such charges from the Fund (together with  annual  interest  thereon  at the prime  rate plus 1%) at such time in the future as, and to the extent that,  payment thereof by the Funds would be within permitted limits.

The Fund's Class C  Distribution  Plan may be  terminated at any time by vote of its directors who are not interested  persons of the Fund as defined in the 1940
Act or by vote of a majority of the outstanding Class C shares. In the event the
Class C  Distribution  Plan is  terminated  by the Class C  stockholders  or the
Fund's Board of Directors,  the payments made to the Distributor pursuant to the
Plan up to that time would be retained by the Distributor. Any expenses incurred by the  Distributor  in  excess  of  those  payments  would be  absorbed  by the
Distributor.  The Fund makes no payments in  connection  with the sales of their
Class C shares other than the distribution fee paid to the Distributor.

CLASS S SHARES -- Class S shares  are  offered  at net asset  value,  without an initial sales charge. With certain  exceptions,  the Funds may impose a deferred sales charge on shares redeemed  within seven years of the date of purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

Whether a  contingent  deferred  sales  charge is imposed  and the amount of the charge  will depend on the number of years  since the  investor  made a purchase payment  from  which an amount is being  redeemed,  according  to the  following schedule:

                  --------------------------------------------
                  YEAR SINCE PURCHASE      CONTINGENT DEFERRED
                   PAYMENT WAS MADE           SALES CHARGE
                  --------------------------------------------
                        First                      6%
                        Second                     6%
                        Third                      5%
                        Fourth                     4%
                        Fifth                      3%
                        Sixth                      2%
                        Seventh                    1%
                  Eighth and Following             0%
                  --------------------------------------------

CLASS S  DISTRIBUTION  PLAN -- Each Fund bears some of the costs of selling  its
Class S shares  under a  Distribution  Plan  adopted with respect to its Class S shares ("Class S Distribution Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940 ("1940  Act").  This Plan provides for payments at an annual rate of 1.00% of the average  daily net asset  value of Class S shares.  Amounts paid by the Funds are  currently  used to pay  dealers and other firms that make
Class S shares  available to their  customers  (1) a  commission  at the time of purchase  normally equal to 4.00% of the value of each share sold, (2) a service fee for  account  maintenance  and  personal  service  to  shareholders  payable calendar  quarterly  beginning  in the  second  year in an amount  equal to .25%
annually  of the  average  daily net asset  value of Class S shares sold by such dealers  remaining  outstanding  on the  books  of the  Funds,  and  (3) a trail commission  payable  calendar  quarterly  beginning in the seventh year, and for each year  thereafter,  in an amount equal to .75% annually of the average daily net asset value of Class S shares sold by such dealers remaining  outstanding on the books of the Funds.

Rules of the NASD limit the  aggregate  amount  that a Fund may pay  annually in distribution costs for the sale of its Class S shares to 6.25% of gross sales of
Class S shares since the inception of the  Distribution  Plan,  plus interest at the  prime  rate plus 1% on such  amount  (less any  contingent  deferred  sales charges  paid by  Class S  shareholders  to the  Distributor).  The  Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection  with the Class S Distribution  Plan which exceed current annual payments  permitted to be received by the Distributor from the Funds. The
Distributor intends to seek full payment of such charges from the Fund (together with  annual  interest  thereon  at the prime  rate plus 1%) at such time in the future as, and to the extent that,  payment thereof by the Funds would be within permitted limits.

Each Fund's Class S  Distribution  Plan may be terminated at any time by vote of its directors who are not interested  persons of the Fund as defined in the 1940
Act or by vote of a majority of the outstanding Class S shares. In the event the
Class S  Distribution  Plan is  terminated  by the Class S  stockholders  or the
Funds' Board of Directors,  the payments made to the Distributor pursuant to the
Plan up to that time would be retained by the Distributor. Any expenses incurred by the  Distributor  in  excess  of  those  payments  would be  absorbed  by the
Distributor.  The Funds make no payments in  connection  with the sales of their
Class S shares other than the distribution fee paid to the Distributor.

CALCULATION  AND WAIVER OF CONTINGENT  DEFERRED  SALES CHARGES -- Any contingent deferred  sales charge imposed upon  redemption of Class A shares  (purchased in amounts  of  $1,000,000  or more),  Class B shares,  Class C shares  and Class S shares is a  percentage  of the lesser of (1) the net asset  value of the shares redeemed or (2) the net cost of such shares. No contingent deferred sales charge is imposed upon  redemption  of amounts  derived from (1) increases in the value above the net cost of such  shares due to  increases  in the net asset value per share of the Fund; (2) shares acquired through  reinvestment of income dividends and capital gain  distributions;  or (3) Class A shares (purchased in amounts of
$1,000,000  or more) or  Class C shares  held for more  than one year or Class B shares  held for more than five years or Class S shares held for more than seven years.  Upon  request  for  redemption,  shares not  subject  to the  contingent deferred  sales  charge  will be  redeemed  first.  Thereafter,  shares held the longest will be the first to be redeemed.

The  contingent  deferred  sales charge is waived:  (1) following the death of a stockholder  if  redemption  is made within one year after  death;  (2) upon the disability  (as defined in section  72(m)(7) of the Internal  Revenue Code) of a stockholder  prior to age 65 if  redemption  is made  within  one year after the disability,  provided such disability  occurred after the stockholder opened the account; (3) in connection with required minimum distributions in the case of an
IRA,  SAR-SEP or Keogh or any other  retirement  plan  qualified  under  Section
401(a),  401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement  plans  qualified  under  Section  401(a) or  401(k) of the  Internal
Revenue  Code due to (i)  returns  of excess  contributions  to the  plan,  (ii)
retirement of a participant in the plan,  (iii) a loan from the plan  (repayment of loans,  however,  will  constitute  new sales for purposes of  assessing  the contingent deferred sales charge), (iv) "financial hardship" of a participant in
the  plan,   as  that  term  is   defined   in   Treasury   Regulation   Section
1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.  The  contingent  deferred  sales charge will also be waived in the case of certain  redemptions  of Class B, Class C or Class S shares of the Funds pursuant  to  a  systematic  withdrawal  program.  (See  "Systematic  Withdrawal
Program," page 47.)

ARRANGEMENTS  WITH  BROKER-DEALERS  AND  OTHERS  -- The  Investment  Manager  or
Distributor,  from time to time,  will pay a bonus,  to  certain  dealers  whose representatives  have sold or are  expected to sell  significant  amounts of the
Funds  and/or  certain  other funds  managed by the  Investment  Manager.  Bonus compensation  may include  reallowance  of the entire  sales charge and may also include,  with  respect to Class A shares,  an amount  which  exceeds the entire sales charge and, with respect to Class B, Class C or Class S shares,  an amount which  exceeds  the  maximum  commission.  The  Distributor,  or the  Investment
Manager,  may also provide financial assistance to certain dealers in connection with conferences,  sales or training programs for their employees,  seminars for the public,  advertising,  sales  campaigns,  and/or  shareholder  services  and programs  regarding one or more of the Funds managed by the Investment  Manager.
In addition,  the  Investment  Manager or  Distributor  may sponsor  training or education meetings at various locations.  In connection with such meetings it is expected  that the  Investment  Manager  or  Distributor  would pay the  travel, lodging and other  expenses  of  representatives  of the dealers in  attendance.
Certain  of the  foregoing  arrangements  may be  financed  by  payments  to the
Distributor under a Rule 12b-1  Distribution Plan. These arrangements not change the price an  investor  will pay for  shares or the  amount  that the Funds will receive  from such  sale.  No  compensation  will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.
A dealer to whom  substantially  the  entire  sales  charge of Class A shares is reallowed may be deemed to be an "underwriter" under federal securities laws.

The  Distributor  also may pay banks and other  financial  services  firms  that facilitate  transactions  in shares of the Funds for their clients a transaction fee up to the level of the  payments  made  allowable to dealers for the sale of such shares as described above.

The  Investment  Manager or  Distributor  also may pay a marketing  allowance to dealers who meet  certain  eligibility  criteria.  This  allowance  is paid with reference to new sales of Fund shares in a calendar year and may be discontinued
at any time.  To be eligible for this  allowance  in any given year,  the dealer must sell a  minimum  of  $2,000,000  of Class A,  Class B,  Class C and Class S
shares during that year.  The  applicable  marketing  allowance  factors are set forth in the accompanying table.

      --------------------------------------------------------------------
                                                      APPLICABLE MARKETING
      AGGREGATE NET SALES                               ALLOWANCE FACTOR*
      --------------------------------------------------------------------
      Less than $2 million ...........................        .00%
      $2 million but less than $5 million ............        .15%
      $5 million but less than $10 million ...........        .25%
      $10 million but less than $15 million ..........        .35%
      $15 million but less than $20 million ..........        .50%
      or $20 million or more .........................        .75%
      --------------------------------------------------------------------
      *The maximum marketing allowance factor applicable per this schedule will be applied to all new sales in the calendar  year to determine the marketing allowance payable for such year.
      --------------------------------------------------------------------

PURCHASES  AT NET ASSET VALUE -- Class A shares of the Funds may be purchased at net asset value by (1)  directors,  officers  and  employees  of the Funds,  the
Funds' Investment Manager or Distributor;  directors,  officers and employees of
Security Benefit Life Insurance  Company and its  subsidiaries;  agents licensed with Security Benefit Life Insurance  Company;  spouses or minor children of any such agents; as well as the following relatives of any such directors,  officers and employees (and their spouses):  spouses,  grandparents,  parents,  children, grandchildren,  siblings,  nieces and nephews;  (2) any trust,  pension,  profit sharing or other benefit plan  established by any of the foregoing  corporations
for  persons   described   above;   (3)  retirement   plans  where  third  party
administrators  of such plans have entered into  certain  arrangements  with the
Distributor  or its  affiliates  provided that no commission is paid to dealers;
and (4) officers,  directors,  partners or registered representatives (and their spouses and minor children) of broker-dealers  who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment  purposes and that the securities  will not be transferred  or resold except  through  redemption or repurchase by or on behalf of the Fund.

Class A shares  of the  Funds  may be  purchased  at net  asset  value  when the purchase is made on the recommendation of (i) a registered  investment  adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor;  or (ii) a certified  financial planner or registered broker-dealer  who either  charges  periodic fees to its customers for financial planning,  investment  advisory or asset management  services,  or provides such services in connection with the establishment of an investment account for which a comprehensive  "wrap fee" is imposed.  Class A shares of the Funds may also be purchased at net asset value when the purchase is made by retirement  plans that
(i) buy shares of the Security  Funds worth  $500,000 or more;  (ii) have 100 or more  eligible  employees at the time of purchase;  (iii)  certify it expects to have annual plan purchases of shares of Security Funds of $200,000 or more; (iv)
are provided administrative services by certain third-party  administrators that have entered into a special service arrangement with the Security Funds relating to such plans; or (v) have at the time of purchase, aggregate assets of at least
$1,000,000.  Purchases  made  pursuant  to this  provision  may be  subject to a deferred  sales charge of up to 1% in the event of a redemption  within one year of the purchase.

The  Distributor  must be notified when a purchase is made that qualifies  under any of the above provisions.

A stockholder of Equity Fund who formerly  invested in the Bondstock  Investment
Plans or Life Insurance  Investors  Investment  Plans received Class A shares of
Equity Fund in liquidation of the Plans. Such a stockholder may purchase Class A shares  of  Equity  Fund at net  asset  value  provided  that  such  stockholder maintains his or her Equity Fund account.

PURCHASES  FOR   EMPLOYER-SPONSORED   RETIREMENT  PLANS  --  Security  Financial
Resources,  Inc.,  an  affiliated  company  of  the  Distributor,   offers  plan
recordkeeping  services on a fee basis to  employer-sponsored  retirement plans.
Employer-sponsored  retirement  plans that have  entered  into an  agreement  to receive such services from Security Financial Resources, Inc. may purchase Class
A shares of the Funds at net asset value under certain circumstances. Such plans would first  purchase  Class C shares of the Funds for an initial period of time that would  vary with the size of the plan,  amount of assets  flowing  into the plan and level of service  provided by the dealer.  After that initial period of time has elapsed,  the plan would  exchange at net asset value  existing Class C shares for Class A shares of the respective  funds,  and new purchases under the plans would be made in Class A shares at net asset value.

The  schedule  below sets forth the amount of time that  retirement  plan assets would  remain  invested  in Class C shares  before  they would be  eligible  for exchange to Class A shares of the respective Funds. The schedule below also sets forth the  commissions  paid to dealers in connection  with sales of Fund shares with respect to such retirement plans, which commissions  replace those normally paid in connection with sales of Class C shares.

--------------------------------------------------------------------------------
                                  NUMBER
                                 OF YEARS       COMMISSION BY YEAR OF PURCHASE*
                               INVESTED IN      --------------------------------
ELIGIBLE PLANS                CLASS C SHARES    1       2      3      4      5+
--------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow       8 years        5%      4%     3%     2%     1%
--------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow       8 years        6%      4%     2%     1%     1%
--------------------------------------------------------------------------------
Less than $5 mil. in
assets or $1 mil. in flow        6 years        4%      3%     2%     1%     1%
--------------------------------------------------------------------------------
Less than $5 mil. in
assets or $1 mil. in flow        5 years        3%      2%     1%     1%     1%
--------------------------------------------------------------------------------
Less than $10 mil. in
assets or $2 mil. in flow        3 years        2%      1%     1%     1%     1%
--------------------------------------------------------------------------------
Less than $10 mil. in
assets or $2 mil. in flow       0 years**       1%+     1%     1%     1%     1%
--------------------------------------------------------------------------------
 *The commission is a percentage of the amount invested. The year of purchase is measured  from  the  date  of the  plan's  initial  investment  in the  Funds.
  Notwithstanding  the  foregoing  schedule,  if 50% or more of the plan  assets allocated to the Funds is redeemed  within the four-year  period  beginning on the date of the plan's initial  investment in the Funds,  the commission  will immediately drop to 1% for all subsequent purchases.
**Amounts will be invested in Class A shares at net asset value.
 +Certain dealers may receive 1.25% in year 1.
--------------------------------------------------------------------------------

The Distributor may also enter into  arrangements with dealers whereby it agrees to "annualize" the first-year  commission expected to be paid on the purchase of
Fund shares by  retirement  plans  receiving  plan  recordkeeping  services from
Security Financial Resources,  Inc. Such arrangements will typically provide for an up-front  payment by the Distributor to the dealer of a specified  percentage of the first-year's expected commissions attributable to a particular retirement plan.

In some circumstances,  a retirement plan that was not previously receiving plan recordkeeping services from Security Financial Resources,  Inc. may transfer its assets  in  an  arrangement  where  it  does  receive  such  services.  In  such
circumstances,   the  Distributor  may  pay  the  dealer  a  commission  on  the transferred assets that is different from the commission  otherwise set forth in the table above, but typically not in excess of 1.25% of the transferred amount.

In addition to the commissions  set forth above,  dealers will receive a service fee payable beginning in the 13th month following the plan's initial investment.
The  Distributor  pays  service  fees  quarterly,  in an  amount  equal to 0.25%
annually of the average  daily net asset value of Class C shares sold by dealers in  connection  with such  employer-sponsored  retirement  plans  and  remaining outstanding on the books of the Funds.

ACCUMULATION PLAN

Investors may purchase  shares on a periodic  basis under an  Accumulation  Plan which  provides  for an  initial  investment  of  $100  minimum  and  subsequent investments  of $20  minimum at any time.  An  Accumulation  Plan is a voluntary program, involving no obligation to make periodic investments, and is terminable at will.  Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and  fractional  shares of the Fund as of the close of business on the day such payment is received.  A confirmation and statement of account will be sent to the investor following each investment.
Certificates for whole shares will be issued upon request.  No certificates will be issued for  fractional  shares which may be withdrawn  only by redemption for cash. Investors may choose to use "Secur-O-Matic" (automatic bank draft) to make their Fund purchases. There is no additional charge for using Secur-O-Matic.  An application may be obtained from the Funds.

SYSTEMATIC WITHDRAWAL PROGRAM

A Systematic  Withdrawal  Program may be established by stockholders who wish to receive  regular  monthly,  quarterly,  semiannual or annual  payments of $25 or more. A  stockholder  may elect a payment that is a specified  percentage of the initial or current account value or a specified  dollar amount.  The Program may also be based  upon the  liquidation  of a fixed or  variable  number  of shares provided that the amount withdrawn monthly is at least $25.  However,  the Funds do  not  recommend  this  (or  any  other  amount)  as  an  appropriate  monthly withdrawal.  Shares with a current  aggregate  offering  price of $5,000 or more must  be  deposited  with  the  Investment  Manager  acting  as  agent  for  the stockholder under the Program. There is no service charge on the Program.

Sufficient  shares will be  liquidated  at net asset value to meet the specified withdrawals.  Liquidation of shares may deplete the investment,  particularly in the event of a market decline.  Payments cannot be considered as actual yield or income  since part of such  payments  is a return of capital.  Such  withdrawals constitute a taxable event to the  stockholder.  The maintenance of a Withdrawal
Program  concurrently  with purchases of additional  shares of the Fund would be disadvantageous  because  of the sales  commission  payable  in  respect to such purchases.  During the withdrawal  period, no payments will be accepted under an
Accumulation  Plan.  Income  dividends  and  capital  gains   distributions  are
automatically  reinvested at net asset value. If an investor has an Accumulation
Plan in effect, it must be terminated before a Systematic Withdrawal Program may be initiated.

A  stockholder  may  establish a Systematic  Withdrawal  Program with respect to
Class B, Class C or Class S shares  without  the  imposition  of any  applicable contingent  deferred sales charge,  provided that such withdrawals do not in any
12-month period, beginning on the date the Program is established, exceed 10% of the value of the  account on that date  ("Free  Systematic  Withdrawals").  Free
Systematic  Withdrawals are not available if a Program  established with respect to Class B, Class C or Class S shares  provides for withdrawals in excess of 10%
of  the  value  of the  account  in any  Program  year  and,  as a  result,  all withdrawals  under  such a Program  are  subject  to any  applicable  contingent deferred  sales  charge.  Free  Systematic  Withdrawals  will be made  first  by redeeming  those shares that are not subject to the  contingent  deferred  sales charge and then by redeeming  shares held the longest.  The contingent  deferred sales charge  applicable  to a redemption of Class B, Class C and Class S shares requested while Free Systematic Withdrawals are being made will be calculated as described under  "Calculation and Waiver of Contingent  Deferred Sales Charges,"
page 44.

The stockholder receives  confirmation of each transaction showing the source of the payment and the share  balance  remaining in the  Program.  A Program may be terminated  on written  notice by the  stockholder  or by the Fund,  and it will terminate  automatically  if all shares are  liquidated  or  withdrawn  from the account.

INVESTMENT MANAGEMENT

The Investment Manager,  located at 700 SW Harrison Street,  Topeka, Kansas, has served as  investment  adviser to  Security  Growth and  Income  Fund  (formerly
Security  Investment  Fund),  Security  Equity Fund,  and  Security  Ultra Fund,
respectively,  since April 1, 1964,  January 1, 1964,  and April 22,  1965.  The
Investment  Manager  also acts as  investment  adviser to Security  Income Fund,
Security Cash Fund, SBL Fund,  and Security  Municipal Bond Fund. The Investment
Manager is a limited  liability  company  controlled  by its  members,  Security
Benefit Life Insurance Company and Security Benefit Group, Inc. ("SBG").  SBG is
an insurance and financial  services  holding  company  wholly-owned by Security
Benefit  Life  Insurance  Company,  700  SW  Harrison  Street,   Topeka,  Kansas
66636-0001.   Security  Benefit  Life,  a  stock  life  insurance   company  and
incorporated  under the laws of Kansas,  is controlled by Security Benefit Corp.
("SBC").  SBC is wholly-owned by Security Benefit Mutual Holding Company,  which is in turn controlled by Security Benefit Life  policyholders.  Security Benefit
Life  together  with its  subsidiaries,  has over $10.8  billion of assets under management as of September 30, 2000.

The  Investment  Manager  serves as  investment  adviser to Security  Growth and
Income Fund, Security Equity Fund and Security Ultra Fund,  respectively,  under
Investment Management and Services Agreements, which were approved by the Fund's
Board of Directors on November 30, 1999 and were approved by the shareholders of the Funds on January 26, 2000,  and which became  effective on January 27, 2000.
Pursuant to the Investment  Management and Services  Agreements,  the Investment
Manager furnishes investment advisory,  statistical and research services to the
Funds, supervises and arranges for the purchase and sale of securities on behalf of the Funds,  and  provides  for the  compilation  and  maintenance  of records pertaining to the investment advisory function.

The  Investment   Manager  has  entered  into  a  sub-advisory   agreement  with
OppenheimerFunds,  Two World Trade Center,  New York, NY 10048-0203,  to provide investment  advisory  services  to  Global  Fund.  Pursuant  to this  agreement,
OppenheimerFunds   furnishes  investment  advisory,   statistical  and  research
facilities,  supervises  and arranges for the purchase and sale of securities on behalf of Global  Fund and  provides  for the  compilation  and  maintenance  of records pertaining to such investment advisory services,  subject to the control and supervision of the Fund's Board of Directors and the Investment Manager. For
such services,  the Investment Manager pays OppenheimerFunds an annual fee equal to a percentage of the average daily closing value of the combined net assets of
Global Fund and another Fund managed by the Investment Manager, SBL Fund, Series
D, computed on a daily basis as follows: 0.35% of the combined average daily net assets up to $300  million,  plus 0.30% of such assets  over $300  million up to
$750 million and 0.25% of such assets over $750 million.

OppenheimerFunds  is owned by Oppenheimer  Acquisition  Corp., a holding company that is owned in part by senior officers of  OppenheimerFunds  and controlled by
Massachusetts Mutual Life Insurance Company. OppenheimerFunds has operated as an
investment   advisor   since  1960.  In  addition,   OppenheimerFunds   and  its
subsidiaries and affiliates currently manage investment companies with assets of more than $1250 billion, and more than 5 million shareholder accounts.

The  Investment  Manager has engaged  Strong,  100 Heritage  Reserve,  Menomonee
Falls, Wisconsin 53051, to provide investment advisory services to the Small Cap
Growth Fund. For such services,  the Investment  Manager pays Strong,  an annual fee based on the  combined  average  net  assets of Small  Cap  Growth  Fund and another  fund for which the  Investment  Manager has  engaged  Strong to provide advisory  services.  The fee is equal to .50% of the combined average net assets under $150  million,  .45% of the  combined  average net assets at or above $150 million but less than $500 million,  and .40% of the combined average net assets at or above  $500  million.  Strong is a  privately  held  corporation  which is controlled  by  Richard S.  Strong.  Strong  was  established  in 1974 and as of
September 30, 2000, manages over $47 billion in assets.

The  Investment  Manager has retained  Bankers Trust , 130 Liberty  Street,  New
York, New York 10006, to provide investment  advisory services to Enhanced Index
Fund and International Fund. Pursuant to the agreement,  Bankers Trust furnishes
investment  advisory,  statistical  and  research  facilities,   supervises  and
arranges  for the  purchase  and sale of  securities  on behalf of the Funds and provides for the  compilation  and  maintenance  of records  pertaining  to such investment  advisory  services,  subject to the control and  supervision  of the
Fund's Board of  Directors  and the  Investment  Manager.  For such  services to
Enhanced  Index Fund,  the  Investment  Manager pays Bankers Trust an annual fee equal to a percentage  of the average  daily  closing  value of the combined net assets of  Enhanced  Index Fund and another  fund,  computed on a daily basis as follows: 0.20% of the combined average daily net assets of $100 million or less;
and 0.15% of the combined average daily net assets of more than $100 million but less than $300  million;  and 0.13% of the combined  average daily net assets of more than $300 million.  The Investment  Manager also will pay Bankers Trust the following  minimum fees with respect to the Enhanced  Index Fund: (i) no minimum fee in the first year the Enhanced Index Fund begins  operations;  (ii) $100,000 in the Fund's  second year of  operations;  and (iii)  $200,000 in the third and following  years of the Fund's  operations.  For the  services  provided  to the
International  Fund,  the  Investment  Manager pays Bankers  Trust an annual fee equal to a percentage  of the average  daily  closing  value of the combined net assets of International Fund and another fund managed by the Investment Manager, computed on a daily basis as follows:  0.60% of the combined  average  daily net assets of $200  million  or less and  0.55% of the  combined  average  daily net assets of more than $200 million.

Bankers Trust is a wholly owned  subsidiary of Bankers Trust  Corporation and an indirect  subsidiary of Deutsche Bank AG  ("Deutsche  Bank").  Bankers Trust has
more than 50 years of  experience  managing  retirement  assets for the nation's largest  corporations and  institutions.  Deutsche Bank is split into 5 business divisions, including Deutsche Asset Management, which encompasses the investment management  capabilities  of Bankers Trust.  As of September 30, 2000,  Deutsche
Asset  Management had $580 billion in assets under management  globally;  and in the U.S.,  Deutsche Asset  Management is responsible  for $287 billion in client assets.  Bankers  Trust  managed  $270.5  billion of the $287  billion in client assets.

The  Investment  Manager has engaged  Wellington  Management,  75 State  Street,
Boston,  Massachusetts,  02109 to provide  investment  advisory  services to the
Technology Fund.

Wellington  Management  is a limited  liability  partnership  which  traces  its origins to 1928.  It currently  manages over $266 billion in assets on behalf of investment companies, employee benefit plans, endowments,  foundations and other institutions.

For the services  provided to the Technology  Fund, the Investment  Manager pays
Wellington an annual fee equal to .50% of the average daily closing value of the combined net assets of  Technology  Fund and Series T of SBL Fund,  another fund managed by the Investment Manager.

Pursuant to the Investment  Management and Services  Agreements,  the Investment
Manager also performs administrative  functions and the bookkeeping,  accounting and pricing  functions  for the Funds,  and performs all  shareholder  servicing functions,  including  transferring  record ownership,  processing  purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent.

The  Investment  Manager  has also  agreed to arrange  for others (or itself) to provide to the Funds,  except Total  Return,  Social  Awareness,  Mid Cap Value,
Small Cap Growth, Enhanced Index, International, Select 25, Large Cap Growth and
Technology  Funds,  all other  services,  including  custodian  and  independent accounting  services,  required by the Funds. The Investment  Manager will, when necessary,  engage the  services of third  parties  such as a custodian  bank or
independent   auditors,   in  accordance  with  applicable  legal  requirements,
including  approval by the Funds' Board of  Directors.  The  Investment  Manager
bears the expenses of providing the services it is required to furnish under the
Agreement for each Fund, except Total Return,  Social Awareness,  Mid Cap Value,
Small Cap Growth Enhanced Index, International,  Select 25, Large Cap Growth and
Technology  Funds.  Thus,  those Funds'  expenses  include only fees paid to the
Investment  Manager as well as  expenses  of  brokerage  commissions,  interest, taxes,  extraordinary expenses approved by the Board of Directors,  and Class A,
Class B, Class C and Class S distribution fees.

Total Return, Social Awareness, Mid Cap Value, Small Cap Growth, Enhanced Index,
International,  Select 25, Large Cap Growth and Technology Funds will pay all of their  respective  expenses  not  assumed  by  the  Investment  Manager  or  the
Distributor,  including  organization  expenses;  directors'  fees;  fees of its custodian;  taxes and governmental fees; interest charges;  any membership dues;
brokerage  commissions;  expenses  of  preparing  and  distributing  reports  to shareholders; costs of shareholder and other meetings; Class A, Class B, Class C and Class S  distribution  fees; and legal,  auditing and  accounting  expenses.
Total Return, Social Awareness, Mid Cap Value, Small Cap Growth, Enhanced Index,
International,  Select 25, Large Cap Growth and  Technology  Funds will also pay for the preparation and distribution of the prospectus to their shareholders and all expenses in connection with registration under the Investment Company Act of
1940 and the  registration  of their  capital  stock  under  federal  and  state securities  laws.  Total  Return,  Social  Awareness,  Mid Cap Value,  Small Cap
Growth,  Enhanced  Index,  International,   Select  25,  Large  Cap  Growth  and
Technology  Funds  will  pay  nonrecurring  expenses  as  may  arise,  including litigation expenses affecting them.

The  Investment  Manager has agreed to reimburse the Funds or waive a portion of its  management  fee for any amount by which the total  annual  expenses  of the
Funds  (including  management  fees, but excluding  interest,  taxes,  brokerage commissions,  extraordinary  expenses  and Class A, Class B, Class C and Class S distribution  fees) for any fiscal year that exceeds the level of expenses which the Funds are permitted to bear under the most  restrictive  expense  limitation imposed by any state in which shares of the Funds are then  qualified  for sale.
(The Investment  Manager is not aware of any state that currently imposes limits on the level of mutual fund  expenses.) The Investment  Manager,  as part of the investment  advisory  agreement with Security Equity Fund, has agreed to cap the total  annual  expenses of  Enhanced  Index Fund and Select 25 Fund to 1.75% and
International  Fund to  2.25%,  in  each  case  exclusive  of  interest,  taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees.

As compensation for its services,  the Investment  Manager receives with respect to Growth and Income,  Equity and Ultra  Funds,  on an annual  basis,  2% of the first $10 million of the  average net assets,  1 1/2% of the next $20 million of the average net assets and 1% of the remaining  average net assets of the Funds, determined  daily and payable  monthly.  The  Investment  Manager  receives with respect to the Global Fund, on an annual  basis,  2% of the first $70 million of the  average  net  assets  and 1  1/2%  of the  remaining  average  net  assets, determined daily and payable monthly.

Separate fees are paid by Total Return,  Social Awareness,  Mid Cap Value, Small
Cap  Growth,  Enhanced  Index,  International,  Select 25,  Large Cap Growth and
Technology   Funds  to  the   Investment   Manager  for   investment   advisory,
administrative  and  transfer  agency  services.  With  respect  to  the  Social
Awareness,  Mid Cap Value,  Small Cap  Growth,  Large Cap Growth and  Technology
Funds,  the  Investment  Manager  receives,  on an annual  basis,  an investment advisory  fee  equal to 1% of the  average  daily net  assets of the  respective
Funds,  calculated  daily and payable monthly.  The investment  advisory fee for
Enhanced  Index,  Total  Return  and  Select  25  Funds is equal to 0.75% of the average daily net assets of each Fund, calculated daily and payable monthly. The investment  advisory fee for International Fund is equal to 1.10% of the average daily  net  assets of the  Fund,  calculated  daily  and  payable  monthly.  The
Investment  Manager also receives,  on an annual basis,  an  administrative  fee equal to .09% of the  average  daily net assets of the Social  Awareness,  Total
Return, Mid Cap Value, Small Cap Growth, Enhanced Index, Select 25 and Large Cap
Growth  Funds.  The  Investment  manager  receives,   on  an  annual  basis,  an
administrative  fee  equal  to  0.045%  of  the  average  daily  net  assets  of
International  Fund plus the  greater of 0.10% of its  average net assets or (i)
$45,000 in the year ending  January 31, 2001; or (ii) $60,000 in the year ending
January 31, 2002 and thereafter.  The  administrative fee for Technology Fund on an annual  basis is equal to .045% of the  average  daily net assets of the Fund plus the  greater of .10% of its  average  net assets or (i) $30,000 in the year ending April 30,  2001;  (ii) $45,000 in the year ending April 30, 2002 or (iii)
$60,000  thereafter.  For transfer agency services provided to each of the Total
Return,  Social  Awareness,  Mid Cap Value,  Small Cap Growth,  Enhanced  Index,
International,  Select 25, Large Cap Growth and Technology Funds, the Investment
Manager  receives  an  annual  maintenance  fee  of  $8.00  per  account,  and a transaction fee of $1.00 per transaction.

During the fiscal years ended  September 30, 2000,  1999 and 1998 the Funds paid the following amounts to the Investment Manager for its services:

------------------------------------------------------------------------------------------
                                    INVEST-
                                      MENT     ADMINIS-   TRANSFER
                                    ADVISORY   TRATIVE     AGENCY
                      INVESTMENT      FEES     SERVICE     SERVICE
                       ADVISORY      WAIVED      FEES       FEES
                         FEES          BY      PAID TO     PAID TO    TOTAL EXPENSE RATIO
                       PAID TO      INVEST-    INVEST-     INVEST-   ---------------------
                      INVESTMENT      MENT       MENT       MENT     CLASS   CLASS   CLASS
FUND         YEAR      MANAGER      MANAGER    MANAGER     MANAGER     A       B     C(4)
------------------------------------------------------------------------------------------
Growth       2000     $   942,194   $      0   $     0    $     0    1.27%   2.27%   2.28%
and          1999       1,101,276          0         0          0    1.22%   2.22%   2.22%
Income       1998       1,168,375          0         0          0    1.21%   2.21%
Fund
------------------------------------------------------------------------------------------
Equity       2000      11,139,289          0         0          0    1.02%   2.02%   2.02%
Fund         1999      11,048,439          0         0          0    1.02%   2.02%   2.02%
             1998       9,261,209          0         0          0    1.02%   2.02%
------------------------------------------------------------------------------------------
Global       2000       1,532,893          0         0          0    1.92%   2.29%   2.92%
Fund         1999         835,806          0         0          0    2.00%   3.00%   3.00%
             1998         670,488          0         0          0    2.00%   3.00%
------------------------------------------------------------------------------------------
Total        2000          58,548          0      7026     10,727    1.49%   2.49%   2.30%
Return       1999(1)       67,956          0    49,157     10,768    2.00%   2.94%   2.93%
Fund         1998          72,662     36,703    63,270     12,372    2.00%   2.94%
------------------------------------------------------------------------------------------
Social       2000         291,335          0    26,220     43,826    1.42%   2.43%   2.55%
Awareness    1999         189,229          0    16,807     29,225    1.42%   2.51%   2.66%
Fund         1998         120,016     34,388    10,801     14,440    1.22%   2.20%
------------------------------------------------------------------------------------------
Mid Cap      2000         393,950          0    35,455     39,655    1.29%   2.32%   2.36%
Value        1999         258,906          0    23,301     31,436    1.33%   2.37%   2.38%
Fund         1998         144,005     35,151    19,523     12,984    1.27%   2.33%
------------------------------------------------------------------------------------------
Small Cap    2000         408,564     35,191    36,771     56,866    1.55%   2.44%   2.39%
Growth       1999               0    114,419     9,398      9,645    0.49%   1.94%   1.47%
Fund         1998(2)            0     33,554     3,020      4,672    1.39%   2.38%
------------------------------------------------------------------------------------------
Enhanced     2000         194,986          0    23,398     17,934    1.44%   2.18%   2.15%
Index        1999(3)       82,418          0     9,890      4,312    1.48%   2.20%   2.05%
Fund
------------------------------------------------------------------------------------------
Inter-       2000         113,344    103,999    44,637      5,513    2.46%   3.26%   3.11%
national     1999(3)       44,906          0    21,837      1,425    2.50%   3.19%   2.78%
Fund
------------------------------------------------------------------------------------------
Select       2000         323,864          0    38,864     56,873    1.35%   2.11%   2.10%
25           1999(3)       95,115          0    11,414     16,830    1.48%   2.19%   2.07%
Fund
------------------------------------------------------------------------------------------
Large Cap    2000          23,741          0     2,137        405    1.92%   2.68%   2.66%
Growth
Fund
------------------------------------------------------------------------------------------
Technology   2000          29,670      1,046    13,835      1,645    2.28%   3.03%   3.03%
Fund
------------------------------------------------------------------------------------------
Ultra Fund   2000       1,981,499          0         0          0    1.11%   2.11%   2.11%
             1999       1,137,409          0         0          0    1.21%   2.21%   2.21%
             1998       1,068,177          0         0          0    1.23%   2.23%
------------------------------------------------------------------------------------------
1  For the  fiscal  years  ended  September  30,  1998 and 1999,  the  Investment  Manager
   reimbursed  the Total  Return Fund  $21,941 and  $20,929,  respectively,  of the Fund's administrative and transfer agency fees.

2  Small Cap Growth  Fund's  figures  are based on the period  October  15,  1997 (date of inception)  to  September  30,  1998.  Percentage  amounts  for the  period  have  been annualized.

3  Enhanced  Index,  International  and Select 25 Funds'  figures  are based on the period
   January 29, 1999 (date of inception) to September 30, 1999.  Percentage amounts for the period have been annualized.

4  Class C shares were initially offered for sale on January 29, 1999.  Percentage amounts for the period have been annualized.
------------------------------------------------------------------------------------------

The Funds' Investment  Management and Services Agreements are renewable annually by the Funds' Board of  Directors  or by a vote of a majority of the  individual
Fund's  outstanding  securities and, in either event, by a majority of the board who are not parties to the  Agreement or  interested  persons of any such party.
The Agreements  provide that they may be terminated  without penalty at any time by either party on 60 days' notice and are automatically terminated in the event of assignment.

The  following  persons are  affiliated  with the Funds and also with the Funds'
investment adviser, Security Management Company, LLC, in these capacities:

------------------------------------------------------------------------------------------
                                                          POSITION(S) WITH SECURITY
NAME                      POSITION(S) WITH THE FUNDS      MANAGEMENT COMPANY, LLC
------------------------------------------------------------------------------------------
James R. Schmank          President and Director          President and Managing
                                                            Member Representative
------------------------------------------------------------------------------------------
John D. Cleland           Chairman of the Board           Senior Vice President and
                            and Director                    Managing Member Representative
------------------------------------------------------------------------------------------
Terry A. Milberger        Vice President (Equity Fund     Senior Vice President and
                            and Growth and Income Fund)     Senior Portfolio Manager
------------------------------------------------------------------------------------------
Amy J. Lee                Secretary                       Secretary
------------------------------------------------------------------------------------------
Brenda M. Harwood         Treasurer                       Assistant Vice President
                                                            and Treasurer
------------------------------------------------------------------------------------------
Cindy L. Shields          Vice President                  Second Vice President
                            (Equity Fund only)              and Portfolio Manager
------------------------------------------------------------------------------------------
Christopher D. Swickard   Assistant Secretary             Assistant Secretary
------------------------------------------------------------------------------------------
James P. Schier           Vice President (Equity Fund     Vice President and Senior
                            and Ultra Fund only)            Portfolio Manager
------------------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT --

DEAN  S.  BARR,   Managing  Director  and  Head  of  Global  Quantitative  Index
Strategies,  has been  co-manager of Enhanced Index Fund since he joined Bankers
Trust in September 1999. Prior to joining Bankers Trust, he was Chief Investment
Officer of Active  Quantitative  Strategies at State Street Global Advisors.  He
has a bachelor's  degree from Cornell  University and an MBA in finance from New
York University Graduate School of Business.

MANISH KESHIVE, Director of Bankers Trust, has been co-manager of Enhanced Index
Fund since  September  1999. He joined  Bankers Trust in 1996.  Prior to joining
Bankers Trust,  he was a student  earning a B.S.  degree in Technology  from the
Indian Institute of Technology in 1993 and an M.S. degree from the Massachusetts
Institute of Technology in 1995.

MICHAEL LEVY,  Managing  Director of Bankers Trust,  has been co-lead manager of the  International  Fund  since its  inception  in January  1999.  He has been a
portfolio  manager  of  other  investment   products  with  similar   investment
objectives  since  joining  Bankers Trust in 1993.  Mr. Levy is Bankers  Trust's
International Equity Strategist and is head of the international equity team. He has served in each of these capacities since 1993. The international equity team is  responsible  for the  day-to-day  management  of the  Fund as well as  other international  equity portfolios managed by Bankers Trust. Mr. Levy's experience prior to joining  Bankers Trust  includes  serving as senior equity analyst with
Oppenheimer & Company,  as well as positions in investment  banking,  technology and manufacturing enterprises.  He has 28 years of business experience, of which
18 years have been in the investment industry.

TERRY A. MILBERGER,  Senior  Portfolio  Manager of the Investment  Manager,  has
managed  Equity Fund since 1981 and Growth and Income Fund since March 2000.  He has been the lead manager of Select 25 Fund since its  inception in January 1999 and of Total Return Fund since May 1999. He has more than 25 years of investment experience.  He began  his  career as an  investment  analyst  in the  insurance industry,  and from 1974  through  1978,  he served  as an  assistant  portfolio manager for the  Investment  Manager.  He was then employed as Vice President of
Texas  Commerce  Bank and managed its  pension  assets  until he returned to the
Investment  Manager in 1981. Mr. Milberger holds a bachelor's degree in business and an  M.B.A.  from the  University  of  Kansas  and is a  Chartered  Financial
Analyst.

BRANDON  NELSON was named  co-manager  of the Small Cap Growth  Fund in December
2000. Mr. Nelson has over four years of investment  experience and joined Strong in 1996 after  working as a summer intern on the Ognar team in 1995. He received a M.S.  degree in  finance  from the  University  of  Wisconsin-Madison  and was selected to participate in the Applied  Security  Analysis  Program.  Mr. Nelson
earned a B.B.A. degree in finance from the University of  Wisconsin-Madison.  He is also a Chartered Financial Analyst charter holder.

RONALD C. OGNAR,  Portfolio Manager of Strong, has managed Small Cap Growth Fund since its inception in 1997. He is a Chartered  Financial Analyst with more than
30 years of investment  experience.  Mr. Ognar joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management.  For approximately 3 years prior to his position at RCM Capital Management,  he was a portfolio manager at Kemper Financial  Services in Chicago.  Mr. Ognar began his investment  career in 1968 at LaSalle  National  Bank.  He is a graduate  of the
University of Illinois with a bachelor's degree in accounting.

ROBERT REINER,  Managing  Director at Bankers Trust, has been co-lead manager of the  International  Fund  since its  inception  in January  1999.  He has been a
portfolio  manager  of  other  investment   products  with  similar   investment
objectives  since joining  Bankers Trust in 1994. At Bankers Trust,  he has been
involved  in  developing   analytical  and  investment  tools  for  the  group's
international  equity team.  His primary focus has been on Japanese and European markets.  Prior to joining  Bankers  Trust,  he was an equity  analyst  and also provided macroeconomic coverage for Scudder,  Stevens & Clark from 1993 to 1994.
He previously  served as Senior  Analyst at Sanford C. Bernstein & Co. from 1991 to 1992, and was  instrumental in the  development of Bernstein's  International
Value  Fund.  Mr.  Reiner  spent  more  than  nine  years at  Standard  & Poor's
Corporation,  where he was a member  of its  international  ratings  group.  His tenure  included  managing the  day-to-day  operations  of the Standard & Poor's
Corporation Tokyo office for three years.

WELLINGTON   MANAGEMENT   COMPANY'S  GLOBAL  TECHNOLOGY  TEAM  has  managed  the
Technology  Fund since its  inception  in May of 2000.  The  Technology  Team is comprised of a group of global industry analysts who focus on various industries of the  Technology  sector.  The  Technology  Team is supported by a significant
number  of  specialized   fundamental,   quantitative  and  technical  analysts;
macro-economic analysts and traders.

JAMES P. SCHIER, Senior Portfolio Manager of the Investment Manager, has managed
Mid Cap Value Fund  since its  inception  in 1997 and Ultra  Fund since  January
1998.  He has 17 years  experience  in the  investment  field and is a Chartered
Financial Analyst.  While employed by the Investment  Manager, he also served as research  analyst.  Prior to joining the  Investment  Manager in 1995,  he was a portfolio  manager for Mitchell Capital  Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio  Manager for Fourth Financial.
Prior to 1988, Mr. Schier served in various  positions in the  investment  field for Stifel Financial,  Josepthal & Company and Mercantile Trust Company now part of Firstar.  Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.

CINDY L.  SHIELDS,  Portfolio  Manager of the  Investment  Manager,  has managed
Social Awareness Fund since its inception in 1996 and Large Cap Growth since its inception in May, 2000.  Ms.  Shields has 12 years  experience in the securities field and  joined  the  Investment  Manager  in 1989.  She has been a  portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment  Manager.  Ms. Shields graduated from Washburn  University with a bachelor of business  administration degree,  majoring in finance and economics.
She is a Chartered Financial Analyst.

JULIE  WANG,  Director  at  Bankers  Trust,  has  been  co-lead  manager  of the
International  Fund since its inception in January 1999.  She has been a manager of other investment  products with similar  investment  objectives since joining
Bankers Trust in 1994. Ms. Wang has primary focus on the Asia-Pacific region and the Fund's emerging market  exposure.  Prior to joining Bankers Trust,  Ms. Wang was an investment manager at American  International Group, where she advised in the management of $7 billion of assets in Southeast Asia,  including private and listed equities,  bonds,  loans and structured  products.  Ms. Wang received her
B.A.  degree in economics from Yale  University and her M.B.A.  from the Wharton
School.

FRANK  WHITSELL,  Portfolio  Manager of the Investment  Manager,  has co-managed
Total  Return  Fund  since  May 1999 and has  co-managed  Select  25 Fund  since
February 2000. He joined the Investment  Manager in 1994. Mr. Whitsell graduated from  Washburn  University  with a bachelor of business  administration  degree, majoring in accounting and finance, and an MBA.

WILLIAM L. WILBY,  Senior Vice President of  Oppenheimer,  became the manager of
Global Fund in November  1998.  Prior to joining  Oppenheimer in 1991, he was an international  investment  strategist  at Brown  Brothers  Hamman & Co. Prior to
Brown Brothers,  Mr. Wilby was a managing  director and portfolio manager at AIG
Global  Investors.  He joined AIG from Northern Trust Bank in Chicago,  where he was an international  pension  manager.  Before starting his career in portfolio management, Mr. Wilby was an international financial economist at Northern Trust
Bank and at the Federal Reserve Bank in Chicago.  Mr. Wilby is a graduate of the
United States  Military  Academy and holds an M.A. and a Ph.D. in  International
Monetary Economics from the University of Colorado.  He is a Chartered Financial
Analyst.

CODE OF ETHICS -- The Funds, the Investment Manager and the Distributor each has adopted a written  code of ethics  (the  "Code of  Ethics")  which  governs  the personal  securities  transactions  of "access  persons"  of the  Funds.  Access persons may invest in securities,  including securities that may be purchased or held by the Funds;  provided that they obtain prior clearance before engaging in securities  transactions.  Access persons include  officers and directors of the
Funds and  Investment  Manager  and  employees  that  participate  in, or obtain information regarding,  the purchase or sale of securities by the Funds or whose job relates to the making of any recommendations  with respect to such purchases or sales. All access persons must report their personal securities  transactions within ten days of the end of each calendar quarter.  Access persons will not be permitted to effect  transactions  in a security if it: (a) is being  considered for purchase or sale by the Funds;  (b) is being purchased or sold by the Funds;
or (c) is being  offered  in an initial  public  offering.  Portfolio  managers, research  analysts and traders are also  prohibited from purchasing or selling a security  within  seven  calendar  days  before  or after a Fund  that he or she manages trades in that security. Any material violation of the Code of Ethics is reported to the Board of the Funds. The Board also reviews the administration of the Code of Ethics on an annual basis. In addition, each Sub-Adviser has adopted its own code of ethics  to which the  personal  securities  transactions  of its portfolio  managers and other access persons are subject.  The Code of Ethics is on public file with the Securities Exchange Commission and is available from the
Commission.

DISTRIBUTOR

The Distributor,  a Kansas  corporation and wholly-owned  subsidiary of Security
Benefit Group,  Inc.,  serves as the principal  underwriter for shares of Growth and Income Fund,  Equity Fund,  Global Fund, Total Return Fund, Social Awareness
Fund,  Mid  Cap  Value  Fund,  Small  Cap  Growth  Fund,  Enhanced  Index  Fund,
International  Fund, Select 25 Fund, Large Cap Growth Fund,  Technology Fund and
Ultra Fund pursuant to Distribution  Agreements with the Funds.  The Distributor also acts as principal  underwriter for Security Income Fund, Security Municipal
Bond Fund and SBL Fund.

The  Distributor  receives  a maximum  commission  on sales of Class A shares of
5.75% and allows a maximum  discount of 5% from the offering price to authorized dealers on the Fund shares sold.  The discount is the same for all dealers,  but the  Distributor  at its  discretion  may  increase  the  discount  for specific periods. Salespersons employed by dealers may also be licensed to sell insurance with Security Benefit Life.

For the fiscal years ended  September 30, 1998,  1999 and 2000, the  Distributor
(i) received gross underwriting commissions on Class A shares, (ii) retained net underwriting  commissions  on Class A  shares,  and  (iii)  received  contingent deferred  sales  charges  on  redemptions  of Class B and  Class C shares in the amounts set forth in the tables below.

--------------------------------------------------------------------------------
                                             GROSS UNDERWRITING COMMISSIONS
                                        ----------------------------------------
                                           1998           1999           2000
--------------------------------------------------------------------------------
Growth and Income Fund ..............   $  161,083     $   63,182     $   42,847
Equity Fund .........................    1,586,589      1,361,567      1,258,870
Global Fund .........................       16,810         28,694         73,749
Total Return Fund ...................       14,300          6,452          6,631
Social Awareness Fund ...............       73,830        353,066        100,910
Mid Cap Value Fund ..................      176,512         73,459         85,281
Small Cap Growth Fund ...............      29,7901         10,311         81,712
Enhanced Index Fund(2) ..............          ---        103,177         40,632
International Fund(2) ...............          ---         16,430         13,072
Select 25 Fund(2) ...................          ---        346,485        300,739
Large Cap Growth Fund(3) ............          ---            ---          7,277
Technology Fund(3) ..................          ---            ---         10,334
Ultra Fund ..........................       51,626         52,603        157,766
--------------------------------------------------------------------------------
1  For the period October 15, 1997 (date of inception) to September 30, 1998.
2  For the period January 29, 1999 (date of inception) to September 30, 1999.
3  For the period May 1, 2000 (date of inception) to September 30, 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              NET UNDERWRITING COMMISSIONS
                                        ----------------------------------------
                                          1998            1999            2000
--------------------------------------------------------------------------------
Growth and Income Fund ..............   $ 11,930        $ 10,480        $ 2,728
Equity Fund .........................    137,516         160,666         32,889
Global Fund .........................         66           3,301          2,506
Total Return Fund ...................        728           1,156            159
Social Awareness Fund ...............      4,310         193,400          1,777
Mid Cap Value Fund ..................      4,530           8,929          2,131
Small Cap Growth Fund ...............        281             266          6,617
Enhanced Index Fund(2) ..............        ---           2,153          2,511
International Fund(2) ...............        ---           1,422          1,145
Select 25 Fund(2) ...................        ---          10,249         16,845
Large Cap Growth Fund(3) ............        ---             ---            233
Technology Fund(3) ..................        ---             ---            453
Ultra Fund ..........................      3,908           7,112         10,148
--------------------------------------------------------------------------------
1  For the period October 15, 1997 (date of inception) to September 30, 1998.
2  For the period January 29, 1999 (date of inception) to September 30, 1999.
3  For the period May 1, 2000 (date of inception) to September 30, 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              COMPENSATION ON REDEMPTIONS
                                        ----------------------------------------
                                          1998            1999            2000
--------------------------------------------------------------------------------
Growth and Income Fund ..............   $ 12,982        $ 20,267        $ 23,918
Equity Fund .........................    123,648         162,305         368,103
Global Fund .........................     24,076          17,455          27,344
Total Return Fund ...................      7,197           2,420           4,792
Social Awareness Fund ...............      4,833           7,142          15,950
Mid Cap Value Fund ..................      5,438          26,386          17,442
Small Cap Growth Fund ...............     2,2501           1,025           5,246
Enhanced Index Fund(2) ..............        ---           3,015          22,639
International Fund(2) ...............        ---              50             569
Select 25 Fund(2) ...................        ---          11,783          43,327
Large Cap Growth Fund(3) ............        ---             ---              12
Technology Fund(3) ..................        ---             ---             243
Ultra Fund ..........................     19,376           4,914          17,901
--------------------------------------------------------------------------------
1  For the period October 15, 1997 (date of inception) to September 30, 1998.
2  For the period January 29, 1999 (date of inception) to September 30, 1999.
3  For the period May 1, 2000 (date of inception) to September 30, 2000.
--------------------------------------------------------------------------------

The Distributor, on behalf of the Funds, may act as a broker in the purchase and sale of  securities,  provided that any such  transactions  and any  commissions shall comply with  requirements  of the  Investment  Company Act of 1940 and all
rules and regulations of the SEC. The Distributor has not acted as a broker.

The Funds' Distribution Agreements are renewable annually either by the Board of
Directors  or by the vote of a majority  of the Fund's  outstanding  securities, and,  in either  event,  by a majority  of the board who are not  parties to the contract or interested persons of any such party. The contract may be terminated by either party upon 60 days' written notice.

ALLOCATION OF PORTFOLIO BROKERAGE

Transactions in portfolio  securities shall be effected in such manner as deemed to be in the best  interests  of the  respective  Funds.  In reaching a judgment relative to the qualifications of a broker-dealer  ("broker") to obtain the best execution of a particular  transaction,  all relevant factors and  circumstances will be taken into account by the  Investment  Manager or relevant  Sub-Adviser, including the overall reasonableness of commissions paid to a broker, the firm's
general  execution  and  operational  capabilities,   and  its  reliability  and
financial condition.  Subject to the foregoing considerations,  the execution of portfolio  transactions  may be  directed  to  brokers  who  furnish  investment
information  or  research  services  to  the  Investment   Manager  or  relevant
Sub-Adviser. Such investment information and research services include advice as to the value of  securities,  the  advisability  of investing in,  purchasing or selling securities, and the availability of securities and purchasers or sellers
of  securities,   and  furnishing   analyses  and  reports   concerning  issues,
industries,  securities,  economic  factors and trends,  portfolio  strategy and performance of accounts.  Such investment  information and research services may be furnished by brokers in many ways, including:  (1) on-line data base systems, the  equipment for which is provided by the broker,  that enable the  Investment
Manager to have real-time access to market  information,  including  quotations;
(2) economic research services, such as publications,  chart services and advice
from  economists  concerning  macroeconomic  information;   and  (3)  analytical
investment information concerning particular corporations.

In some cases, the computer and other equipment furnished by the broker may have additional  uses that are not related to the  investment  services  and research information.  In such cases, the Investment Manager or Sub-Adviser must allocate the value of the computer and other  equipment  into  research and  non-research categories.  Since that  portion  allocable  to  research  can be paid from Fund brokerage  commissions  rather  than  being  paid by the  Investment  Manager or
Sub-Adviser,  the  Investment  Manager or  Sub-Adviser  will have a conflict  of interest in making the allocation.  Finally, the investment services or research information provided to the Investment Manager or Sub-Adviser may be produced by parties other than the broker effecting the portfolio transaction.

If a  transaction  is  directed  to a broker  supplying  investment  services or research information,  the commission paid for such transaction may be in excess of  the  commission  another  broker  would  have  charged  for  effecting  that transaction  provided that the Investment Manager or relevant  Sub-Adviser shall have  determined in good faith that the  commission is reasonable in relation to the value of the  investment  information  or the  research  services  provided,
viewed  in  terms  of  either  that   particular   transaction  or  the  overall
responsibilities of the Investment Manager or relevant  Sub-Adviser with respect to all accounts as to which it exercises investment  discretion.  The Investment
Manager or relevant  Sub-Adviser may use all, none, or some of such  information and services in  providing  investment  advisory  services to each of the mutual funds under its management,  including the Funds.  Portfolio  transactions,  may also  be  placed  with  the  Distributor  or  with  a  sub-adviser's  affiliated
broker/dealer   (including   transactions   in  which  the   security  is  being
underwritten  by an  affiliated  broker/dealer)  to the extent and in the manner permitted by applicable law.

In addition,  brokerage  transactions may be placed with broker-dealers who sell shares of the Funds  managed by the  Investment  Manager  and who may or may not also provide  investment  information  and  research  services.  The  Investment
Manager may, consistent with the NASD's Conduct Rules,  consider sales of shares of the Funds in the selection of a broker.

The Funds may also buy securities from, or sell securities to, dealers acting as principals or market makers.  The Investment Manager generally will not purchase investment  information or research  services in connection  with such principal transactions.

Securities  held by the  Funds  may  also be held by other  investment  advisory clients of the Investment Manager and/or relevant  Sub-Adviser,  including other investment  companies.  In addition,  Security  Benefit Life  Insurance  Company
("SBL"),  may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund,  the  Investment  Manager may at the same time be purchasing or selling the same  securities  for one or more of such other  accounts.  Subject to the  Investment  Manager's  obligation to seek best execution,  such purchases or sales may be executed simultaneously or "bunched."
It is the policy of the  Investment  Manager not to favor one  account  over the other.  Any  purchase or sale  orders  executed  simultaneously  (which may also include  orders from SBL) are  allocated  at the average  price and as nearly as practicable on a pro rata basis  (transaction costs will also be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold by each account.  In those instances  where it is not practical to allocate  purchase or sale orders on a pro rata basis,  then the allocation will be made on a rotating or other equitable basis. While it is conceivable that in certain instances this procedure could  adversely  affect the price or number of shares involved in the
Fund's transaction,  it is believed that the procedure generally  contributes to better overall execution of the Fund's portfolio  transactions.  With respect to the allocation of initial public offerings ("IPOs"),  the Investment Manager may determine not to purchase such  offerings for certain of its clients  (including investment  company  clients)  due to the  limited  number of  shares  typically available to the Investment Manager in an IPO.

The following  table sets forth the brokerage  fees paid by the Funds during the last three fiscal years and certain other information:

------------------------------------------------------------------------------------------
                                                   FUND
                                                 BROKERAGE      FUND TRANSACTIONS DIRECTED
                                                COMMISSIONS     TO AND COMMISSIONS PAID
                                                  PAID TO       TO BROKER-DEALERS WHO
                                  FUND TOTAL      SECURITY      ALSO PERFORMED SERVICES
                                   BROKERAGE    DISTRIBUTORS,   --------------------------
                                  COMMISSIONS   INC., THE                       BROKERAGE
FUND                     YEAR        PAID       UNDERWRITER     TRANSACTIONS   COMMISSIONS
------------------------------------------------------------------------------------------
Security Growth and      2000     $  285,101        $0          $ 71,612,604    $123,228
Income Fund              1999        283,962         0            52,804,552      95,172
                         1998        332,718         0            68,503,622     105,204

Security Equity Fund -   2000      1,178,755         0           261,455,213     315,992
Equity Fund              1999      1,061,580         0           242,335,957     371,592
                         1998      1,099,219         0           263,017,019     359,314

Security Equity Fund -   2000        197,126         0            17,492,348      44,752
Global Fund              1999        205,358         0            19,042,698      41,461
                         1998        218,464         0            21,465,232      59,626

Security Equity Fund -   2000          8,049         0             6,712,897       8,049
Total Return Fund        1999         25,284         0            15,281,864      25,284
                         1998          9,871         0             3,474,334       7,670

Security Equity Fund -   2000         17,498         0             2,692,332       2,798
Social Awareness Fund    1999         18,988         0             5,210,696       7,612
                         1998         10,661         0             1,418,953       1,722

Security Equity Fund -   2000        139,613         0             5,302,746      24,225
Mid Cap Value Fund       1999        128,100         0             6,287,986      18,084
                         1998         64,157         0             8,264,311      14,947

Security Equity Fund -   2000        169,092         0                     0           0
Small Cap Growth Fund    1999         74,858         0                     0           0
                         1998(1)      22,215         0             3,087,031       6,947

Security Equity Fund -   2000         21,591         0                     0           0
Enhanced Index Fund      1999(2)      15,495         0                     0           0

Security Equity Fund -   2000         53,222         0                     0           0
International Fund       1999(2)      43,773         0                     0           0

Security Equity Fund -   2000         55,992         0            47,124,399      44,726
Select 25 Fund           1999(2)      27,042         0            26,372,448      27,042

Security Equity Fund -   2000(3)       3,521         0               145,108         132
Large Cap Growth Fund

Security Equity Fund -   2000(3)       5,306         0               689,530         385
Technology Fund

Security Ultra Fund      2000        262,807         0            18,345,008      68,651
                         1999        150,072         0            14,817,087      41,430
                         1998        268,722         0            39,308,363      69,536
------------------------------------------------------------------------------------------
1  Small Cap Growth  Fund's  figures  are based on the period  October  15,  1997 (date of inception) to September 30, 1998.

2  Enhanced  Index,  International  and Select 25 Funds'  figures  are based on the period
   January 29, 1999 (date of inception) to September 30, 1999.

3  Large Cap  Growth  and  Technology  Funds are based on the  period May 1, 2000 (date of inception) to September 30, 2000.
------------------------------------------------------------------------------------------

BROKERAGE ENHANCEMENT PLAN

The Boards of Directors of the Funds, including all of the Directors who are not
"interested  persons" (as defined in the Investment  Company Act of 1940) of the
Funds,  the  Investment   Manager  or  the  Distributor   (referred  to  as  the
"Independent  Directors"),  and each Fund's (or Series thereof,  as applicable), shareholders  have voted  pursuant  to the  provisions  of Rule 12b-1  under the
Investment  Company  Act of 1940 to  adopt a  Brokerage  Enhancement  Plan  (the
"Plan") for the purpose of utilizing the Funds'  brokerage  commissions,  to the extent  available,  to promote the sale and  distribution  of the Funds' shares.
However, to date, none of the Funds have implemented the Plan.

Under the Plan, the Distributor,  on behalf of the Funds is authorized to direct the Investment  Manager or a Sub-adviser  to effect  brokerage  transactions  in
portfolio  securities  through  certain  broker-dealers,   consistent  with  the
obligation to achieve best price and execution. These broker-dealers have agreed either (i) to pay a portion of their  commission  from the  purchase and sale of
securities  to  the  Distributor  or  other  introducing   brokers   ("Brokerage
Payments") that provide distribution activities, or (ii) or to provide brokerage credits,  benefits  or  other  services  ("Brokerage  Credits")  to be used  for distribution  activities  in  addition  to  the  execution  of  the  trade.  The
Distributor  will use a part of the  Brokerage  Payments  to  defray  legal  and administrative  costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the Brokerage Payments or Brokerage
Credits  generated  will  be  used  by the  Distributor  to  finance  activities principally  intended  to  result  in the  sale  of  the  Funds'  shares.  These activities will include, but are not limited to:

o  holding or participating in seminars and sales meetings promoting the sale of the Funds' shares

o  paying marketing fees requested by broker-dealers who sell the Funds

o  training sales personnel

o  creating and mailing advertising and sales literature

o  financing  any other  activity  that is intended to result in the sale of the
   Funds' shares.

The  Distributor  is obligated to use all amounts  generated  under the Plan for distribution  expenses,  except  for a small  amount  to be used to  defray  the incidental  costs  associated  with  implementation  of the  Plan.  The Plan may indirectly  benefit the Distributor in that amounts  expended under the Plan may help defray, in whole or in part,  distribution expenses that otherwise might be borne by the Distributor or an affiliate.

The  Plan  provides  (i)  that it will be  subject  to  annual  approval  by the
Directors and the Independent Directors;  (ii) that the Distributor must provide the Directors a quarterly written report of payments made under the Plan and the purpose of the  payments;  and (iii) that the Plan may be terminated at any time by the vote of a  majority  of the  Independent  Directors.  The Plan may not be
amended to increase  materially the amount to be spent for distribution  without shareholder  approval,  and all material Plan  amendments  must be approved by a vote of the Independent Directors.  In addition, the selection and nomination of the Independent Directors must be committed to the Independent Directors.

HOW NET ASSET VALUE IS DETERMINED

The per share net asset value of each Fund is  determined  by dividing the total value of its securities and other assets, less liabilities,  by the total number of shares outstanding.  The public offering price for each Fund is its net asset value  per  share  plus,  in the case of Class A shares,  the  applicable  sales charge. The net asset value and offering price are computed once daily as of the close of regular  trading hours on the New York Stock  Exchange  (normally  3:00
p.m. Central time) on each day the Exchange is open for trading, which is Monday through  Friday,  except for the following  dates when the exchange is closed in observance of federal  holidays:  New Year's Day,  Martin Luther King,  Jr. Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.

The  offering  price  determined  at the close of business on the New York Stock
Exchange  on each day on which the  Exchange is open will be  applicable  to all orders for the  purchase  of Fund shares  received  by the dealer  prior to such close of  business  and  transmitted  to the  Funds  prior to the close of their business day (normally 5:00 p.m. Central time unless the Exchange closes early).
Orders  accepted by the dealer after the close of business of the Exchange or on a day when the  Exchange is closed  will be filled on the basis of the  offering price  determined as of the close of business of the Exchange on the next day on which the Exchange is open. It is the  responsibility  of the dealer to promptly transmit orders to the Funds.

In  determining  net asset  value,  securities  listed  or traded on a  national securities exchange are valued on the basis of the last sale price. If there are no sales on a particular  day, then the  securities  shall be valued at the last bid price.  All other  securities for which market  quotations are available are valued on the basis of the last current bid price.  If there is no bid price, or if the bid price is deemed to be unsatisfactory by the Board of Directors or the
Funds' Investment Manager,  then the securities shall be valued in good faith by such method as the Board of Directors  determines will reflect their fair market value.

Because  the  expenses  of  distribution  are borne by Class A shares  through a front-end  sales  charge and by Class B,  Class C and Class S shares  through an ongoing distribution fee, the expenses attributable to each class of shares will differ, resulting in different net asset values. The net asset value of Class B,
Class C and Class S shares will  generally  be lower than the net asset value of
Class A shares as a result of the  distribution  fee charged to Class B, Class C and Class S shares. It is expected,  however, that the net asset value per share will tend to  converge  immediately  after the payment of  dividends  which will differ in amount  for  Class A, B, C and  Class S shares  by  approximately  the amount of the different  distribution expenses attributable to Class A, B, C and
Class S shares.

HOW TO REDEEM SHARES

Stockholders  may turn in their shares  directly to the  Investment  Manager for redemption  at net asset  value  (which may be more or less than the  investor's cost, depending upon the market value of the portfolio securities at the time of redemption).  The  redemption  price in cash  will be the net asset  value  next determined  after the time when such shares are tendered for redemption less any applicable contingent deferred sales charge.

Shares  will be redeemed on request of the  stockholder  in proper  order to the
Investment Manager, which serves as the Funds' transfer agent. A request is made in proper order by submitting the following items to the Investment Manager: (1)
a written request for redemption  signed by all registered owners exactly as the account is registered,  including  fiduciary  titles, if any, and specifying the account  number and the dollar amount or number of shares to be redeemed;  (2) a guarantee of all signatures on the written  request or on the share  certificate or accompanying  stock power; (3) any share  certificates  issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Investment  Manager for redemption by corporations  or other  organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements.  A signature guarantee is not required for redemptions of $10,000 or less,  requested by and payable to all stockholders of record  for an  account,  to be sent to the  address of  record.  The  signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union,  national securities exchange or savings association.  The
Investment Manager reserves the right to reject any signature guarantee pursuant to its written  procedures which may be revised in the future. To avoid delay in redemption  or  transfer,  stockholders  having  questions  should  contact  the
Investment Manager.

The Articles of  Incorporation of Security Equity Fund provide that the Board of
Directors, without the vote or consent of the stockholders,  may adopt a plan to redeem at net asset value all shares in any  stockholder  account in which there has been no  investment  (other than the  reinvestment  of income  dividends  or capital  gains  distributions)  for the last six months  and in which  there are fewer than 25 shares or such fewer  number of shares as may be  specified by the
Board of Directors.  Any plan of involuntary  redemption adopted by the Board of
Directors  shall provide that the plan is in the economic best  interests of the
Fund  or is  necessary  to  reduce  disproportionately  burdensome  expenses  in servicing  stockholder  accounts.  Such plan shall  further  provide  that prior notice of at least six months shall be given to a stockholder before involuntary redemption, and that the stockholder will have at least six months from the date of the notice to avoid  redemption by increasing  his or her account to at least the minimum number of shares  established in the Articles of  Incorporation,  or such fewer shares as are specified in the plan.

When  investing in the Funds,  stockholders  are  required to furnish  their tax identification  number  and  to  state  whether  or  not  they  are  subject  to withholding  for prior  underreporting,  certified under penalties of perjury as prescribed by the Internal  Revenue  Code.  To the extent  permitted by law, the redemption proceeds of stockholders who fail to furnish this information will be reduced by $50 to  reimburse  for the IRS penalty  imposed for failure to report the tax identification number on information reports.

Payment in cash of the amount due on redemption,  less any  applicable  deferred sales charge,  for shares  redeemed will be made within seven days after tender, except that the Funds may suspend the right of redemption during any period when trading on the New York Stock  Exchange is restricted or such Exchange is closed for other than weekends or holidays,  or any emergency is deemed to exist by the
Securities and Exchange Commission.  When a redemption request is received,  the redemption  proceeds are deposited into a redemption account  established by the
Distributor  and the  Distributor  sends a check  in the  amount  of  redemption proceeds  to the  stockholder.  The  Distributor  earns  interest on the amounts maintained  in  the  redemption  account.  Conversely,  the  Distributor  causes payments  to be made to the Funds in the case of  orders  for  purchase  of Fund shares before it actually receives federal funds.

In addition to the foregoing redemption  procedure,  the Funds repurchase shares from  broker-dealers  at the price determined as of the close of business on the day such offer is confirmed.  The Distributor has been authorized,  as agent, to make such repurchases for the Funds' account. Dealers may charge a commission on the repurchase of shares.

The repurchase or redemption of shares held in a  tax-qualified  retirement plan must be  effected  through the trustee of the plan and may result in adverse tax consequences. (See "Retirement Plans," page 68.)

At various times the Funds may be requested to redeem shares for which they have not yet received good payment. Accordingly, the Funds may delay the mailing of a redemption  check  until  such time as they have  assured  themselves  that good payment  (e.g.,  cash or certified  check on a U.S. bank) has been collected for the purchase of such shares.

TELEPHONE  REDEMPTIONS  -- A  stockholder  may redeem  uncertificated  shares in amounts  up to  $10,000 by  telephone  request,  provided  the  stockholder  has completed the Telephone  Redemption  section of the  application  or a Telephone
Redemption form which may be obtained from the Investment Manager.  The proceeds of a telephone  redemption will be sent to the stockholder at his or her address as set forth in the application or in a subsequent written  authorization with a signature  guarantee.  Once  authorization  has been received by the  Investment
Manager, a stockholder may redeem shares by calling the Funds at (800) 888-2461, extension 3127, on weekdays (except holidays) between the hours of 7:00 a.m. and
6:00 p.m.  Central time.  Redemption  requests  received by telephone  after the close of the New York Stock Exchange  (normally 3:00 p.m.  Central time) will be treated as if received on the next business day.  Telephone  redemptions are not accepted for IRA and 403(b)(7) accounts.  A stockholder who authorizes telephone redemptions  authorizes the Investment  Manager to act upon the  instructions of any person  identifying  themselves  as the owner of the  account or the owner's broker.  The  Investment  Manager has  established  procedures  to confirm  that instructions  communicated  by  telephone  are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its  procedures.  The Investment  Manager's  procedures  require that any person requesting  a  redemption  by  telephone  provide the account  registration  and number, the owner's tax  identification  number, and the dollar amount or number of shares to be redeemed,  and such  instructions must be received on a recorded line.  Neither the Fund, the Investment  Manager,  nor the  Distributor  will be liable for any loss,  liability,  cost or expense  arising out of any redemption request provided that the Investment Manager complied with its procedures. Thus, a stockholder  who authorizes  telephone  redemptions  may bear the risk of loss from a fraudulent or unauthorized  request.  The telephone  redemption privilege may be  changed or  discontinued  at any time by the  Investment  Manager or the
Funds.

During periods of severe market or economic  conditions,  telephone  redemptions may be difficult to implement and  stockholders  should make redemptions by mail as described under "How to Redeem Shares," page 58.

HOW TO EXCHANGE SHARES

Stockholders of the Funds may exchange their shares for shares of another of the
Funds or for shares of  certain of the other  mutual  funds  distributed  by the
Distributor.  The other mutual funds  currently  distributed by the  Distributor which are eligible for the exchange offer include Security  Diversified  Income,
High Yield,  and Municipal Bond Funds.  Stockholders  who hold their shares in a tax-qualified  retirement  plan may also exchange shares of the Funds for shares of Security Capital  Preservation Fund, but may not exchange into Municipal Bond
Fund.  Stockholders,  except  those who have  purchased  through  the  following custodial accounts of the Investment Manager,  403(b)(7) accounts, SEPP accounts and SIMPLE  plans,  may also  exchange  their shares for shares of Security Cash fund.  Exchanges  may be made only in those states where shares of the fund into which an exchange is to be made are qualified for sale.

Class A, Class B, Class C and Class S shares of the Funds may be  exchanged  for
Class A, Class B,  Class C and Class S shares,  respectively,  of  another  Fund distributed  by the  Distributor  or for shares of Security  Cash Fund,  a money market fund that offers a single class of shares.  No exchanges are allowed with a Fund that does not offer Class C or Class S shares,  except that a stockholder may  exchange  Class C or Class S shares for shares of Security  Cash Fund.  Any applicable  contingent deferred sales charge will be imposed upon redemption and calculated  from the date of the  initial  purchase  without  regard to the time shares were held in Security Cash Fund.  Such  transactions  generally  have the same tax  consequences  as  ordinary  sales and  purchases.  No  service  fee is presently imposed on such an exchange. They are not tax-free exchanges.

Exchanges  are made  promptly  upon  receipt  of a properly  completed  Exchange
Authorization  form  and  (if  issued)  share  certificates  in good  order  for transfer. If the stockholder is a corporation,  partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature, such as a stock power and  guaranteed  signature,  will be  required.  (See "How to Redeem
Shares," page 58.)

This privilege may be changed or  discontinued  at any time at the discretion of the  management  of the  Funds  upon 60  days'  notice  to  stockholders.  It is contemplated,  however,  that the  privilege  will be extended in the absence of objection  by  regulatory  authorities  and  provided  shares of the  respective companies are available and may be legally sold in the jurisdiction in which the stockholder  resides. A current prospectus of the Fund into which an exchange is made will be given each stockholder exercising this privilege.

EXCHANGE BY TELEPHONE -- To exchange  shares by telephone,  a  shareholder  must have completed  either the Telephone  Exchange  section of the  application or a
Telephone Transfer  Authorization form which may be obtained from the Investment
Manager.  Authorization  must be on file  with  the  Investment  Manager  before exchanges may be made by telephone.  Once authorization has been received by the
Investment  Manager,  a stockholder  may exchange shares by telephone by calling the  Funds at (800)  888-2461,  extension  3127 on  weekdays  (except  holidays)
between the hours of 7:00 a.m. and 6:00 p.m.  Central  time.  Exchange  requests received  after the close of the New York  Stock  Exchange  (normally  3:00 p.m.
Central time) will be treated as if received on the next  business  day.  Shares which are held in certificate form may not be exchanged by telephone.

The  telephone  exchange  privilege  is only  permitted  between  accounts  with identical  registration.  The Investment  Manager has established  procedures to confirm  that  instructions  communicated  by  telephone  are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures.  The Investment Manager's procedures require that any person requesting an exchange by telephone provide the account  registration and number, the tax identification number, the dollar amount or number of shares to be exchanged,  and the names of the Security  Funds from which and into which the exchange is to be made, and such instructions must be received on a recorded line.  Neither the Funds,  the Investment  Manager nor the  Distributor  will be liable for any loss,  liability,  cost or expense  arising  out of any  request, including any fraudulent  request provided the Investment  Manager complied with its procedures.  Thus, a stockholder who authorizes telephone exchanges may bear the risk of loss in the event of a  fraudulent  or  unauthorized  request.  This telephone  exchange  privilege may be changed or discontinued at any time at the discretion of the  management  of the Funds.  In  particular,  the Funds may set limits on the amount and  frequency of such  exchanges,  in general or as to any individual who abuses such privilege.

DIVIDENDS AND TAXES

It is each Fund's policy to pay  dividends  from net  investment  income as from time to time  declared by the Board of  Directors,  and to  distribute  realized capital  gains  (if any) in  excess  of any  capital  losses  and  capital  loss carryovers,  at least once a year. Because Class A shares of the Funds bear most of the costs of distribution of such shares through payment of a front-end sales charge,  while  Class B, Class C and Class S shares of the Funds bear such costs through a higher distribution fee, expenses attributable to Class B, Class C and
Class S shares,  generally, will be higher and as a result, income distributions paid by the Funds with respect to Class B, Class C and Class S shares  generally will be lower than those paid with respect to Class A shares.  Because the value of a share is based  directly on the amount of the net assets rather than on the principle of supply and demand,  any distribution of capital gains or payment of an income  dividend  will  result in a decrease in the value of a share equal to the  amount  paid.  All  such  dividends  and  distributions  are  automatically reinvested  on the payable  date in shares of the Funds at net asset value as of the record  date  (reduced by an amount  equal to the amount of the  dividend or distribution),  unless the Investment Manager is previously  notified in writing by the stockholder  that such dividends or  distributions  are to be received in cash. A stockholder may request that such dividends or distributions be directly deposited to the  stockholder's  bank account.  A stockholder who elected not to reinvest  dividends or distributions paid with respect to Class A shares may, at any time  within 30 days after the  payment  date,  reinvest  a  dividend  check without imposition of a sales charge.

The following  summarizes  certain federal income tax  considerations  generally affecting  the Funds and their  stockholders.  No  attempt  is made to present a detailed  explanation  of the tax treatment of the Funds or their  stockholders, and  the  discussion  here is not  intended  as a  substitute  for  careful  tax planning.  The  discussion  is based upon present  provisions  of the Code,  the regulations  promulgated  thereunder,  and  judicial and  administrative  ruling
authorities,   all  of  which  are  subject  to  change,  which  change  may  be retroactive.  Prospective  investors  should consult their own tax advisors with regard  to  the  federal  tax  consequences  of  the  purchase,  ownership,  and disposition of Fund shares,  as well as the tax  consequences  arising under the laws of any state, foreign country, or other taxing jurisdiction.

For federal income tax purposes, dividends paid by the Funds from net investment income may qualify for the corporate  stockholder's dividends received deduction to the  extent  the  Funds  designate  the  amount  distributed  as a  qualified dividend.  The aggregate amount designated as a qualified  dividend by the Funds cannot  exceed the  aggregate  amount of  dividends  received  by the Funds from domestic  corporations  for the taxable year. The corporate  dividends  received deduction  will be limited if the shares with respect to which the dividends are received are treated as  debt-financed or are deemed to have been held less than
46 days. In addition, a corporate stockholder must hold Fund shares for at least
46 days to be eligible to claim the dividends received deduction.  All dividends from net  investment  income,  together with  distributions  of any realized net short-term  capital gains,  whether paid direct to the stockholder or reinvested in shares of the Funds, are taxable as ordinary income.

The  excess of net  long-term  capital  gains  over  short-term  capital  losses realized  and  distributed  by the  Funds  or  reinvested  in Fund  shares  will generally be taxable to  shareholders  as long-term gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will  be  subject  to  these  capital  gains  rates  regardless  of  how  long a shareholder  has held Fund  shares.  Advice as to the tax status of each  year's dividends  and  distributions  will be mailed  annually.  A  purchase  of shares shortly before payment of a dividend or distribution is disadvantageous  because the dividend or distribution to the purchaser has the effect of reducing the per share  net  asset  value  of the  shares  by the  amount  of  the  dividends  or distributions.  In addition, all or a portion of such dividends or distributions
(although in effect a return of capital) may be taxable.

Each Fund intends to qualify  annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a  regulated  investment  company,  each Fund  must,  among  other things:  (i) derive in each  taxable  year at least 90% of its gross income from dividends,  interest,  payments with respect to certain  securities  loans,  and gains  from  the sale or other  disposition  of  stock,  securities  or  foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its  holdings so that,  at the end of each quarter of the taxable  year,  (a) at least 50% of the market value of the Fund's assets is represented by cash,  cash items, U.S. Government securities,  the securities of other regulated investment companies,  and other  securities,  with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the  value  of the  Fund's  total  assets  and  10% of  the  outstanding  voting securities  of such issuer,  and (b) not more than 25% of the value of its total assets  is  invested  in the  securities  of any one  issuer  (other  than  U.S.
Government   securities  or  the  securities  of  other   regulated   investment
companies),  or of two or more issuers  which the Fund controls (as that term is defined in the relevant  provisions of the Code) and which are  determined to be engaged  in the same or  similar  trades  or  businesses  or  related  trades or businesses;  and  (iii)  distribute  at least  90% of the sum of its  investment company taxable income (which includes, among other items, dividends,  interest, and net short-term  capital gains in excess of any net long-term capital losses)
and its net tax-exempt  interest each taxable year.  The Treasury  Department is authorized to promulgate  regulations  under which foreign  currency gains would constitute  qualifying income for purposes of the Qualifying Income Test only if such gains are  directly  related to  investing  in  securities  (or options and futures with respect to  securities).  To date,  no such  regulations  have been issued.

Certain  requirements  relating  to the  qualification  of a Fund as a regulated investment  company  may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities  transactions.  In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign  investments  or due to the holding of illiquid  securities,  the Fund's ability to qualify as a regulated investment company might be affected.

A Fund  qualifying  as a  regulated  investment  company  generally  will not be subject to U.S. federal income tax on its investment  company taxable income and net  capital  gains  (any  net  long-term  capital  gains in  excess  of the net short-term  capital losses),  if any, that it distributes to shareholders.  Each
Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

Generally,  regulated  investment  companies,  like the  Fund,  must  distribute amounts  on a timely  basis in  accordance  with a  calendar  year  distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated  investment  company must  distribute  during each calendar year,  (i) at least 98% of its  ordinary  income (not  taking  into  account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month  period  ending on October 31 of the calendar  year,  and (iii) all ordinary  income and capital gains for previous years that were not  distributed during such years. To avoid  application of the excise tax, each Fund intends to make its  distributions  in  accordance  with  the  calendar  year  distribution requirement.  A  distribution  is treated as paid on December 31 of the calendar year if it is declared  by a Fund in October,  November or December of that year to  shareholders of record on a date in such a month and paid by the Fund during
January of the  following  calendar  year.  Such  distributions  are  taxable to shareholders  in the  calendar  year in which the  distributions  are  declared, rather than the calendar year in which the distributions are received.

If, as a result of  exchange  controls  or other  foreign  laws or  restrictions regarding  repatriation  of capital,  a Fund was unable to  distribute an amount equal  to  substantially  all of  its  investment  company  taxable  income  (as determined for U.S. tax purposes) within applicable time periods, the Fund would not qualify for the favorable  federal income tax treatment  afforded  regulated investment companies,  or, even if it did so qualify, it might become liable for federal taxes on  undistributed  income.  In addition,  the ability of a Fund to obtain  timely  and  accurate  information  relating  to  its  investments  is a significant  factor in complying with the  requirements  applicable to regulated investment  companies in making tax-related  computations.  Thus, if a Fund were unable to obtain  accurate  information on a timely basis, it might be unable to qualify as a regulated  investment  company,  or its tax  computations  might be subject to revisions  (which could result in the  imposition of taxes,  interest and penalties).

Generally,  gain  or  loss  realized  upon  the  sale or  redemption  of  shares
(including  the  exchange of shares for shares of another  fund) will be capital gain or loss if the shares are capital assets in the  shareholder's  hands,  and will be taxable to  stockholders  as long-term  capital  gains if the shares had been held for more than one year at the time of sale or redemption.  Net capital gains on shares held for less than one year will be taxable to  shareholders  as ordinary income.  Investors should be aware that any loss realized upon the sale or  redemption  of  shares  held for six  months or less  will be  treated  as a long-term  capital loss to the extent of any  distribution of long-term  capital gain to the  shareholder  with  respect to such shares.  In  addition,  any loss realized on a sale or exchange  of shares will be  disallowed  to the extent the shares  disposed of are replaced  within a period of 61 days,  beginning 30 days before and ending 30 days after the date the  shares are  disposed  of,  such as pursuant to the reinvestment of dividends. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under  certain  circumstances,  the sales charge  incurred in acquiring  Class A shares of the Funds may not be taken  into  account in  determining  the gain or loss on the disposition of those shares. This rule applies in circumstances when shares  of the Fund are  exchanged  within  90 days  after  the date  they  were purchased and new shares in a regulated  investment company are acquired without a sales  charge or at a reduced  sales  charge.  In that case,  the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares  exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge  initially.  Instead,  the portion of the sales charge  affected  by this rule  will be  treated  as an amount  paid for the new shares.

The  Funds  are  required  by  law to  withhold  31% of  taxable  dividends  and distributions  to  shareholders  who  do  not  furnish  their  correct  taxpayer identification  numbers,  or are  otherwise  subject to the  backup  withholding provisions of the Code.

Each Series of Security  Equity Fund will be treated  separately in  determining the amounts of income and capital gains  distributions.  For this purpose,  each
Fund will reflect only the income and gains, net of losses of that Fund.

PASSIVE FOREIGN  INVESTMENT  COMPANIES -- Some of the Funds may invest in stocks of foreign  companies  that are  classified  under the Code as  passive  foreign investment companies ("PFICs"). In general, a foreign company is classified as a
PFIC if at least one half of its assets  constitutes  investment-type  assets or
75% or more of its gross income is investment-type income. Under the PFIC rules, an  "excess  distribution"  received  with  respect  to PFIC stock is treated as having been  realized  ratably over a period during which the Fund held the PFIC stock.  The Fund  itself will be subject to tax on the  portion,  if any, of the excess  distribution  that is  allocated to the Fund's  holding  period in prior taxable  years (an  interest  factor will be added to the tax, as if the tax had actually  been  payable  in such  prior  taxable  years)  even  though  the Fund distributes  the  corresponding  income to  shareholders.  Excess  distributions include  any gain from the sale of PFIC stock as well as  certain  distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect  alternative  tax  treatment  with  respect  to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross  income its share of the  earnings of a PFIC on a current basis,  regardless of whether any  distributions  are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions,  would not apply. In addition,  another election may be  available  that would  involve  marking to market a Fund's PFIC stock at the end of each taxable year (and on certain other dates  prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would  be  eliminated,  but  a  Fund  could,  in  limited  circumstances,  incur nondeductible  interest  charges.  A Fund's  intention to qualify  annually as a regulated investment company may limit the Fund's elections with respect to PFIC stock.

Because the  application of the PFIC rules may affect,  among other things,  the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain  income  from  PFIC  stock,  the  amount  that  must be  distributed  to shareholders,  and which will be taxed to  shareholders  as  ordinary  income or long-term capital gain, may be increased or decreased  substantially as compared to a fund that did not invest in PFIC stock.

OPTIONS,  FUTURES AND FORWARD  CONTRACTS AND SWAP AGREEMENTS -- Certain options, futures  contracts,  and  forward  contracts  in which a Fund may  invest may be
"Section 1256  contracts."  Gains or losses on Section 1256 contracts  generally are  considered  60%  long-term  and 40%  short-term  capital  gains or  losses;
however,  foreign  currency  gains or losses  arising from certain  Section 1256 contracts  may be  treated  as  ordinary  income  or loss.  Also,  Section  1256 contracts  held by a Fund at the end of each taxable year (and at certain  other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Generally,  the  hedging  transactions  undertaken  by  a  Fund  may  result  in
"straddles" for U.S. federal income tax purposes.  The straddle rules may affect the  character  of gains (or losses)  realized by a Fund.  In  addition,  losses realized  by a Fund on  positions  that are part of a straddle  may be  deferred under the straddle  rules,  rather than being taken into account in  calculating the  taxable  income for the  taxable  year in which such  losses are  realized.
Because  only a few  regulations  implementing  the  straddle  rules  have  been promulgated,  the tax consequences of transactions in options,  futures, forward contracts,  swap  agreements  and other  financial  contracts  to a Fund are not entirely clear. The  transactions may increase the amount of short-term  capital gain realized by a Fund which is taxed as ordinary  income when  distributed  to shareholders.

A Fund may make one or more of the elections  available under the Code which are applicable  to  straddles.  If a Fund makes any of the  elections,  the  amount, character  and timing of the  recognition  of gains or losses from the  affected straddle  positions  will be determined  under rules that vary  according to the election(s)  made.  The rules  applicable  under  certain of the  elections  may operate to  accelerate  the  recognition  of gains or losses  from the  affected straddle positions.

Because  application  of the straddle rules may affect the character of gains or losses,  defer losses and/or  accelerate the recognition of gains or losses from the  affected  straddle  positions,  the  amount  which must be  distributed  to shareholders,  and which will be taxed to  shareholders  as  ordinary  income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations  regarding the treatment of swap agreements,  and related caps, floors and collars, have been implemented, the tax consequences of such  transactions  are not entirely clear. The Funds intend to account for such transactions  in a manner  deemed by them to be  appropriate,  but the  Internal
Revenue Service might not necessarily accept such treatment.  If it did not, the status of a Fund as a regulated investment company might be affected.

The requirements  applicable to a Fund's qualification as a regulated investment company  may  limit  the  extent  to  which a Fund  will be  able to  engage  in transactions in options, futures contracts,  forward contracts,  swap agreements and other financial contracts.

MARKET DISCOUNT -- If a Fund purchases a debt security at a price lower than the stated  redemption  price  of such  debt  security,  the  excess  of the  stated
redemption price over the purchase amount is "market discount". If the amount of market  discount  is more than a DE MINIMIS  amount,  a portion  of such  market discount  must be included as ordinary  income (not capital gain) by the Fund in each taxable  year in which the Fund owns an interest in such debt  security and receives a principal payment on it. In particular,  the Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income.
In general,  the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously  taken into account) or (ii) the amount of the  principal  payment with respect to such period.  Generally,  market  discount  accrues on a daily basis for each day the debt  security is held by a Fund at a constant  rate over the time  remaining to the debt  security's  maturity  or, at the  election of the Fund,  at a constant yield to  maturity  which  takes into  account the  semi-annual  compounding  of interest,  gain realized on the disposition of a market discount obligation must be  recognized as ordinary  interest  income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT -- Certain debt securities  acquired by the Funds may be treated as debt  securities  that were  originally  issued at a  discount.  Very generally,  original  issue  discount is defined as the  difference  between the price  at  which a  security  was  issued  and its  stated  redemption  price at maturity.  Although  no cash  income on account  of such  discount  is  actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore,  such  income  would  be  subject  to the  distribution  requirements applicable to regulated investment companies.

Some debt  securities  may be purchased by the Funds at a discount  that exceeds the original issue  discount on such debt  securities,  if any. This  additional discount represents market discount for federal income tax purposes (see above).

CONSTRUCTIVE  SALES -- Recently enacted rules may affect timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding  substantially  identical  property,  the
Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the  constructive  sale.  The character of gain from a constructive  sale would depend upon the Fund's holding period in the property.  Loss from a constructive  sale would be recognized when the property was subsequently disposed of, and its character would depend on the
Fund's holding period and the application of various loss deferral provisions of the Code.

FOREIGN  TAXATION  -- Income  received by a Fund from  sources  within a foreign country may be subject to  withholding  and other taxes imposed by that country.
Tax conventions  between certain  countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and  distributions paid to the Fund's  stockholders.  So long as a Fund  qualifies  as a  regulated investment company,  certain distribution  requirements are satisfied,  and more than 50% of such  Fund's  assets at the close of the  taxable  year  consists of securities of foreign  corporations,  the Fund may elect, subject to limitation, to pass through its foreign tax credits to its stockholders.

FOREIGN CURRENCY TRANSACTIONS -- Under the Code, gains or losses attributable to fluctuations  in  exchange  rates which  occur  between the time a Fund  accrues income or other receivables or accrues expenses or other liabilities denominated in a  foreign  currency  and  the  time  that  a  Fund  actually  collects  such receivables or pays such  liabilities,  generally are treated as ordinary income or ordinary loss. Similarly,  on disposition of debt securities denominated in a foreign  currency  and on  disposition  of certain  futures  contracts,  forward contracts and options, gains or losses attributable to fluctuations in the value of foreign  currency between the date of acquisition of the security or contract and the date of  disposition  also are treated as ordinary  gain or loss.  These gains or losses,  referred to under the Code as  "Section  988" gains or losses, may  increase  or decrease  the amount of a Fund's  investment  company  taxable income to be distributed to its shareholders as ordinary income.

OTHER TAXES -- The foregoing discussion is general in nature and is not intended to provide an exhaustive  presentation of the tax consequences of investing in a
Fund.  Distributions may also be subject to additional state,  local and foreign taxes, depending on each shareholder's particular situation.  Depending upon the nature and extent of a Fund's contacts with a state or local  jurisdiction,  the
Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable  law as doing  business in, or as having  income  derived  from,  the jurisdiction.  Shareholders  are advised to consult  their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

ORGANIZATION

The  Articles  of  Incorporation  of each Fund  provide  for the  issuance of an indefinite  number of shares of  common  stock in one or more  classes  or Fund.
Security  Equity  Fund  has  authorized  capital  stock of $.25  par  value  and currently  issues its shares in eleven Funds,  Equity Fund,  Global Fund,  Total
Return Fund,  Social  Awareness Fund, Mid Cap Value Fund, Small Cap Growth Fund,
Enhanced Index Fund,  International  Fund, Select 25 Fund, Large Cap Growth Fund
and Technology Fund. The shares of each Fund of Security Equity Fund represent a pro rata  beneficial  interest in that Fund's net assets and in the earnings and profits or losses derived from the investment of such assets.  Growth and Income and Ultra  Funds have not issued  shares in any  additional  fund at the present time.  Growth and Income and Ultra Funds each have  authorized  capital stock of
$1.00 par value and $.50 par value, respectively.

Each of the Funds  currently  issues four  classes of shares  which  participate proportionately  based on their  relative  net  asset  values in  dividends  and distributions  and have equal voting,  liquidation  and other rights except that
(i)  expenses  related  to the  distribution  of each  class of  shares or other expenses that the Board of Directors  may designate as class  expenses from time to time, are borne solely by each class; (ii) each class of shares has exclusive voting  rights with  respect to any  Distribution  Plan  adopted for that class;
(iii) each class has different  exchange  privileges;  and (iv) each class has a different  designation.  When issued and paid for, the shares will be fully paid and nonassessable by the Funds.  Shares may be exchanged as described under "How to Exchange  Shares,"  page 60, but will have no other  preference,  conversion,
exchange  or  preemptive  rights.   Shares  are  transferable,   redeemable  and
assignable and have cumulative voting privileges for the election of directors.

On certain matters, such as the election of directors, all shares of the Fund of
Security  Equity Fund,  Equity  Fund,  Global  Fund,  Total Return Fund,  Social
Awareness Fund, Mid Cap Value Fund, Small Cap Growth Fund,  Enhanced Index Fund,
International  Fund,  Select 25 Fund, Large Cap Growth Fund and Technology Fund,
vote  together,  with each share having one vote. On other  matters  affecting a particular  Fund,  such as the investment  advisory  contract or the fundamental policies,  only shares of that Fund are entitled to vote, and a majority vote of the shares of that Fund is required for approval of the proposal.

The Funds do not generally hold annual meetings of  stockholders  and will do so only when required by law. Stockholders may remove directors from office by vote cast in person or by proxy at a meeting of stockholders.  Such a meeting will be called at the written request of 10% of a Fund's outstanding shares.

CUSTODIANS, TRANSFER AGENT AND DIVIDEND-PAYING AGENT

State Street Bank and Trust Company, 225 Franklin, Boston,  Massachusetts 02110,
currently  acts as custodian for the  portfolio  securities of Large Cap Growth,
Technology,  Global and  International  Funds,  including  those held by foreign banks and foreign  securities  depositories  which  qualify as eligible  foreign custodians under the rules adopted by the SEC.

UMB Bank,  N.A.,  928 Grand Avenue,  Kansas City,  Missouri  64106,  acts as the custodian for the portfolio  securities of Growth and Income Fund,  Equity Fund,
Social Awareness Fund, Mid Cap Value Fund, Small Cap Growth Fund, Enhanced Index
Fund,  Select 25 Fund,  Total  Return Fund and Ultra Fund.  Security  Management
Company, LLC acts as the Funds' transfer and dividend-paying agent.

INDEPENDENT AUDITORS

The firm of Ernst & Young LLP, One Kansas City Place,  1200 Main Street,  Kansas
City, Missouri 64105-2143, has been selected by the Funds' Board of Directors to serve as the Funds' independent  auditors,  and as such, will perform the annual audit of the Funds' financial statements.

PERFORMANCE INFORMATION

The  Funds  may,  from  time  to  time,  include   performance   information  in
advertisements,  sales  literature  or reports to  shareholders  or  prospective investors.  Performance information in advertisements or sales literature may be expressed as average annual total return or aggregate total return.

Quotations  of average  annual  total  return will be  expressed in terms of the average annual  compounded  rate of return of a  hypothetical  investment in the
Funds over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000  payment made at the beginning of the period).  All total return  figures will reflect the deduction of the maximum  initial sales load of
5.75%  in the  case of  quotations  of  performance  of  Class A  shares  or the applicable  contingent  deferred  sales  charge  in the  case of  quotations  of performance  of Class B and  Class C  shares  and a  proportional  share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

For the 1-, 5- and 10-year  periods ended  September 30, 2000 the average annual total return for each Fund was the following:

--------------------------------------------------------------------------------
                                                        1 YEAR
                                      ------------------------------------------
                                      CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------
Growth and Income Fund ............   (12.64)%        (12.94)%        (9.02)%
Equity Fund .......................     0.48%           0.69%          4.55%
Global Fund .......................    38.62%          41.53%         44.67%
Total Return Fund .................     0.39%           0.39%          4.65%
Social Awareness Fund .............     3.55%           3.53%          7.43%
Mid Cap Value Fund ................    22.97%          24.21%         27.93%(7)
Small Cap Growth Fund .............    64.56%          67.70%         72.54%
Enhanced Index Fund ...............     7.14%           7.82%         11.69%
International Fund ................     7.10%           7.75%         11.81%
Select 25 Fund ....................     1.52%          1.65%           5.73%
Large Cap Growth Fund .............    (8.48)%(8)      (8.33)%(8)     (4.47)%(8)
Technology Fund ...................   (12.02)%(8)     (12.51)%(8)     (8.82)%(8)
Ultra Fund ........................    62.90%          66.17%         70.10%
--------------------------------------------------------------------------------
1   From October 19, 1993 (date of inception) to September 30, 2000
2   From October 1, 1993 (date of inception) to September 30, 2000
3   From June 1, 1995 (date of inception) to September 30, 2000
4   From November 1, 1996 (date of inception) to September 30, 2000
5   From May 1, 1997 (date of inception) to September 30, 2000
6   From October 15, 1997 (date of inception) to September 30, 2000
7   From January 29, 1999 (date of inception) to September 30, 2000
8   From May 1, 2000 (date of inception) to September 30, 2000
--------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                     5 YEARS
                                      --------------------------------------
                                      CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------
Growth and Income Fund ............    7.97%         7.81%        (2.95)%(7)
Equity Fund .......................   16.52%        16.51%         1.75%(7)
Global Fund .......................   19.26%        19.43%        32.32%(7)
Total Return Fund .................    7.53%         7.48%         3.88%(7)
Social Awareness Fund .............   14.29%(4)     14.33%         3.41%(7)
Mid Cap Value Fund ................   24.30%(5)     24.71%        25.62%(7)
Small Cap Growth Fund .............   29.23%(6)     29.73%        51.39%(7)
Enhanced Index Fund ...............    4.45%(7)      5.12%(7)      7.47%(7)
International Fund ................    2.24%(7)      2.85%(7)      5.41%(7)
Select 25 Fund ....................    4.06%(7)      4.83%(7)      7.36%(7)
Large Cap Growth Fund .............    ---           ---           ---
Technology Fund ...................    ---           ---           ---
Ultra Fund ........................   24.52%        24.55%        46.87%(7)
----------------------------------------------------------------------------
1   From October 19, 1993 (date of inception) to September 30, 2000
2   From October 1, 1993 (date of inception) to September 30, 2000
3   From June 1, 1995 (date of inception) to September 30, 2000
4   From November 1, 1996 (date of inception) to September 30, 2000
5   From May 1, 1997 (date of inception) to September 30, 2000
6   From October 15, 1997 (date of inception) to September 30, 2000
7   From January 29, 1999 (date of inception) to September 30, 2000
8   From May 1, 2000 (date of inception) to September 30, 2000
----------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                   10 YEARS
                                      -----------------------------------
                                      CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------
Growth and Income Fund ............    9.20%         7.16%(1)       ---
Equity Fund .......................   17.66%        15.62%(1)       ---
Global Fund .......................   15.18%(2)     15.31%(1)       ---
Total Return Fund .................    8.10%         8.26%(1)       ---
Social Awareness Fund .............    ---           ---            ---
Mid Cap Value Fund ................    ---           ---            ---
Small Cap Growth Fund .............    ---           ---            ---
Enhanced Index Fund ...............    ---           ---            ---
International Fund ................    ---           ---            ---
Select 25 Fund ....................    ---           ---            ---
Large Cap Growth Fund .............    ---           ---            ---
Technology Fund ...................    ---           ---            ---
Ultra Fund ........................   21.87%        19.54%(1)       ---
-------------------------------------------------------------------------
1   From October 19, 1993 (date of inception) to September 30, 2000
2   From October 1, 1993 (date of inception) to September 30, 2000
3   From June 1, 1995 (date of inception) to September 30, 2000
4   From November 1, 1996 (date of inception) to September 30, 2000
5   From May 1, 1997 (date of inception) to September 30, 2000
6   From October 15, 1997 (date of inception) to September 30, 2000
7   From January 29, 1999 (date of inception) to September 30, 2000
8   From May 1, 2000 (date of inception) to September 30, 2000
-------------------------------------------------------------------------

Quotations of aggregate total return will be calculated for any specified period pursuant to the following formula:

                                   ERV - P
                                   ------- = T
                                      P

(where P = a hypothetical  initial payment of $1,000, T = the total return,  and
ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning  of the  period).  All  total  return  figures  will  assume  that all dividends and  distributions  are reinvested when paid. The Funds may, from time to time,  include  quotations  of  aggregate  total  return  that do not reflect deduction  of the sales load.  The sales load,  if  reflected,  would reduce the total return.

The  aggregate  total  return  on an  investment  for each  Fund  calculated  as described above was as indicated in the  accompanying  table.  Unless  otherwise noted,  the total return numbers are for the ten-year period ended September 30,
2000.

--------------------------------------------------------------------------------
                                    CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
Growth and Income Fund .........   141.10%(1)         61.74%(2)       (4.89)%(8)
Equity Fund ....................   408.43%(1)        174.15%(2)        2.95%(8)
Global Fund ....................   168.89%(3)        169.12%(2)       59.69%(8)
Total Return Fund ..............    51.48%(4)         52.69%(4)        6.57%(8)
Social Awareness Fund ..........    68.95%(5)         68.67%(5)        5.77%(8)
Mid Cap Value Fund .............   110.36%(6)        112.76%(6)       46.40%(8)
Small Cap Growth Fund ..........   113.71%(7)        116.16%(7)       99.98%(8)
Enhanced Index Fund ............     7.55%(8)          8.70%(8)       12.80%(8)
International Fund .............     3.77%(8)          4.80%(8)        9.20%(8)
Select 25 Fund .................     6.88%(8)          8.20%(8)       12.60%(8)
Large Cap Growth Fund ..........    (8.48)%(9)        (8.33)%(9)      (4.47)%(9)
Technology Fund ................   (12.06)%(9)       (12.51)%(9)      (8.82)%(9)
Ultra Fund .....................   622.51%(1)        245.74%(2)       90.09%(8)
--------------------------------------------------------------------------------
1  From September 30, 1990
2  From October 19, 1993
3  From October 1, 1993
4  From June 1, 1995
5  From November 1, 1996 (date of inception)
6  From May 1, 1997 (date of inception)
7  From October 15, 1997 (date of inception)
8  From January 29, 1999 (date of inception)
9  From May 1, 2000 (date of inception)
--------------------------------------------------------------------------------

These figures  reflect  deduction of the maximum sales load. Fee waivers for the
Total Return, Social Awareness,  Mid Cap Value, Small Cap Growth,  International
and  Technology  Funds  reduced Fund expenses and in the absence of such waiver, the average annual total return and aggregate total return would be reduced.

In  addition,  quotations  of total return will also be  calculated  for several consecutive  one-year  periods,  expressing  the total  return  as a  percentage increase or decrease in the value of the  investment  for each year  relative to the ending value for the previous year.

Quotations  of average  annual  total  return and  aggregate  total  return will reflect only the  performance of a  hypothetical  investment in the Funds during the particular time period shown.  Such quotations for the Funds will vary based on changes in market  conditions  and the level of the Funds'  expenses,  and no reported  performance  figure should be considered an indication of  performance which may be expected in the future.

In connection  with  communicating  its average annual total return or aggregate total return to current or prospective shareholders,  the Funds also may compare these  figures to the  performance  of other mutual funds tracked by mutual fund rating services or to other unmanaged  indexes which may assume  reinvestment of dividends  but  generally  do not  reflect  deductions  for  administrative  and management costs. Such mutual fund rating services include the following: Lipper
Analytical  Services;  Morningstar,  Inc.;  Investment Company Data;  Schabacker
Investment  Management;  Wiesenberger  Investment  Companies  Service;  Computer
Directions Advisory (CDA); and Johnson's Charts. Such unmanaged indexes include, but are not  limited  to,  the  following:  S&P 500;  the Dow  Jones  Industrial
Average;  NASDAQ 100 and NASDAQ 200; Russell 2000 and Russell 2500; the Wilshire
1750 and Wilshire 4500;  and the Domini Social Index.  When comparing the Funds'
performance with that of other  alternatives,  investors should  understand that shares of the Funds may be  subject  to greater  market  risks than are  certain other types of investments.

RETIREMENT PLANS

The Funds  offer  tax-qualified  retirement  plans for  individuals  (Individual
Retirement Accounts,  known as IRAs), several prototype retirement plans for the self-employed (Keogh plans),  pension and profit-sharing plans for corporations, and  custodial  account  plans  for  employees  of  public  school  systems  and organizations  meeting the  requirements  of Section  501(c)(3)  of the Internal
Revenue Code.  Actual  documents and detailed  materials about the plans will be provided upon request to the Distributor.

Purchases  of the Funds'  shares under any of these plans are made at the public
offering  price  next  determined  after   contributions  are  received  by  the
Distributor.  The Funds' shares owned under any of the plans have full dividend, voting and redemption privileges. Depending on the terms of the particular plan, retirement benefits may be paid in a lump sum or in installment  payments over a specified period. There are possible penalties for premature  distributions from such plans.

Security Management Company,  LLC is available to act as custodian for the plans on a fee basis. For IRAs, SIMPLE IRAs, Roth IRAs, Education IRAs, and Simplified
Employee  Pension  Plans  (SEPPs),  service  fees  for such  custodial  services currently  are:  (1) $10 for annual  maintenance  of the account and (2) benefit distribution  fee  of $5 per  distribution.  Service  fees  for  Section  403(b)
Retirement  Plans are set forth in "403(b)  Retirement  Plans," page 70. Service fees for other types of plans will vary.  These fees will be  deducted  from the plan assets.  Optional supplemental services are available from Security Benefit
Life Insurance Company for additional charges.

Retirement  investment programs involve commitments covering future years. It is important  that  the  investment  objectives  and  structure  of  the  Funds  be considered by the investors for such plans. A brief description of the available tax-qualified  retirement  plans  is  provided  below.  However  the  tax  rules applicable to such  qualified  plans vary  according to the type of plan and the terms and  conditions  of the plan  itself.  Therefore,  no  attempt  is made to provide  more than  general  information  about the various  types of  qualified plans.

Investors  are  urged to  consult  their  own  attorneys  or tax  advisers  when considering the establishment and maintenance of any such plans.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Individual  Retirement  Account  Custodial  Agreements  are available to provide investment  in shares of the Funds or in other Funds in the Security  Group.  An individual  may  initiate  an IRA  through  the  Underwriter  by  executing  the custodial  agreement and making a minimum initial investment of at least $100. A
$10 annual fee is charged for maintaining the account.

An individual  may make a contribution  to a traditional  IRA each year of up to the lesser of $2,000 or 100% of earned  income  under  current tax law. The IRAs described in this paragraph are called  "traditional  IRAs" to distinguish  them from the "Roth IRAs" which  became  available in 1998.  Roth IRAs are  described below.  Spousal IRAs allow an individual  and his or her spouse to contribute up to $2,000 to their  respective  IRAs so long as a joint tax  return is filed and joint income is $4,000 or more. The maximum amount the higher compensated spouse may  contribute  for the year is the  lesser of $2,000 or 100% of that  spouse's compensation.  The maximum the lower  compensated  spouse may  contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's  compensation plus the amount by which the higher  compensated  spouse's  compensation  exceeds the amount the higher compensated spouse contributes to his or her IRA.

Generally if a taxpayer is not covered by an employer-sponsored retirement plan, the amount the taxpayer may deduct for federal income tax purposes in a year for contributions  to an IRA is the lesser of $2,000 or the taxpayer's  compensation for the year.  If the  taxpayer is covered by an  employer-sponsored  retirement plan, the amount of IRA  contributions  the taxpayer may deduct in a year may be reduced or  eliminated  based on the  taxpayer's  adjusted  gross income for the year. The adjusted gross income level at which a single taxpayer's deduction for
2000 is affected,  $32,000,  will increase annually to $52,000 in the year 2005.
The adjusted  gross income level at which the  deduction  for 2000 for a married taxpayer  (who does not file a  separate  return)  is  affected,  $51,000,  will increase annually to $80,000 in the year 2007. If the taxpayer is married, files a separate  tax  return,  and is covered by a  qualified  retirement  plan,  the taxpayer  may not make a  deductible  contribution  to an IRA if the  taxpayer's income exceeds $10,000. If the taxpayer is not covered by an  employer-sponsored retirement  plan,  but the  taxpayer's  spouse is, the amount the  taxpayer  may deduct for IRA contributions will be phased out if the taxpayer's adjusted gross income is between $150,000 and $160,000.

Contributions must be made in cash no later than April 15 following the close of the tax year.  No annual  contribution  is  permitted  for the year in which the investor reaches age 70 1/2 or any year thereafter.

In addition to annual  contributions,  total  distributions  and certain partial distributions from certain  employer-sponsored  retirement plans may be eligible to be reinvested  into a traditional  IRA if the  reinvestment is made within 60 days of receipt of the distribution by the taxpayer. Such rollover contributions are not subject to the limitations on annual IRA contributions described above.

ROTH IRAS

Section 408A of the Code permits eligible individuals to establish a Roth IRA, a new type of IRA which became available in 1998.  Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements are not subject to federal  income tax.  The  maximum  annual  contribution  amount of $2,000 is phased out if the  individual is single and has an adjusted gross income between
$95,000  and  $110,000,  or if the  individual  is married  and the couple has a combined adjusted gross income between $150,000 and $160,000.  In general,  Roth
IRAs  are  subject  to  certain  required  distribution  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules during the owner's lifetime. Generally, however, the amount in a remaining
Roth IRA must be distributed by the end of the fifth year after the death of the owner.

Beginning in 1998 the owner of a traditional IRA may convert the traditional IRA into a Roth IRA under certain circumstances. The conversion of a traditional IRA to a Roth IRA will  subject  the  amount  of the  converted  traditional  IRA to federal income tax. If a traditional IRA is converted to a Roth IRA, the taxable amount of the owner's  traditional  IRA will be  considered  taxable  income for federal income tax purposes for the year of conversion.  Generally,  all amounts in a traditional  IRA are taxable  except for the owner's  prior  non-deductible contributions to the traditional IRA.

EDUCATION IRAS

Section 530 of the Code permits  eligible  individuals to establish an Education
IRA on behalf of a beneficiary for tax years beginning in 1998. Contributions to an  Education  IRA  are  not  deductible,  but  qualified  distributions  to the
beneficiary   are  not  subject  to  federal  income  tax.  The  maximum  annual contribution amount of $500 is phased out if the individual is single and has an adjusted  gross income  between  $95,000 and $110,000,  or if the  individual is married and the couple has a combined adjusted gross income between $150,000 and
$160,000.   Education  IRAs  are  subject  to  certain   required   distribution
requirements.  Generally,  the  amount  remaining  in an  Education  IRA must be distributed  by the  beneficiary's  30th birthday or rolled into a new Education
IRA for another eligible beneficiary.

SIMPLE IRAS

The Small  Business Job  Protection  Act of 1996 created a retirement  plan, the
Savings Incentive Match Plan for Employees of Small Employers (SIMPLE Plans) for
tax years beginning in 1997.  SIMPLE Plan  participants  must establish a SIMPLE
IRA into which plan contributions will be deposited.

The  Investment  Manager makes  available  SIMPLE IRAs to provide  investment in shares of the Funds. Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions.  Contributions must be made in cash and cannot exceed the maximum amount  allowed under the Internal  Revenue Code. On a pre-tax basis,  up to $6,000 of compensation  (through salary  deferrals) may be contributed to a SIMPLE IRA. In addition,  employers are required to make either
(1) a dollar-for-dollar  matching contribution or (2) a nonelective contribution to each participant's account each year. In general, matching contributions must equal up to 3% of compensation,  but under certain circumstances,  employers may make lower matching  contributions.  Instead of the match,  employers may make a nonelective contribution equal to 2% of compensation  (compensation for purposes of any nonelective contribution is limited to $160,000, as indexed).

Distributions from a SIMPLE IRA are (1) taxed as ordinary income; (2) includable in gross income; and (3) subject to applicable state tax laws.

Distributions  prior to age 59 1/2 may be  subject  to a 10%  penalty  tax which increases to 25% for distributions made before a participant has participated in the  SIMPLE  Plan for at least two years.  An annual  fee of $10 is charged  for maintaining the SIMPLE IRA.

PENSION AND PROFIT SHARING PLANS

Prototype corporate pension or profit-sharing  plans meeting the requirements of
Internal Revenue Code Section 401(a) are available. Information concerning these plans may be obtained from the Distributor.

403(B) RETIREMENT PLANS

Employees of public  school  systems and  tax-exempt  organizations  meeting the requirements of Internal  Revenue Code Section  501(c)(3) may purchase shares of the Funds or of other funds in the Security Group,  which funds include Security
Social Awareness, Capital Preservation, Diversified Income and High Yield Funds,
under a Section  403(b)  Plan.  Class S shares are not  available  to  custodial accounts of the  Investment  Manager and Class A shares may not be  available to custodial  accounts of the  Investment  Manager opened on or after June 5, 2000.
The minimum  initial or  subsequent  investment  in a custodial  account under a
Section 403(b) Plan is $50. An annual  administration fee of $25 is required for each custodial  account with a balance less than $25,000 and a $5 withdrawal fee will be charged when any custodial account is closed.

Employees may request loans from their custodial accounts. An administration fee of $125 will be  charged  at the time of  application  for a loan and a $50 loan maintenance  fee will be  deducted  each year  from the  account  balance.  Loan repayments  will be treated as  purchases  for the  purpose of  determining  any applicable  deferred sales charge.  See "How to Purchase Shares," page 40, for a discussion of the  application  of deferred sales charges to Class B and Class C shares. Loans may not be available from certain accounts, including those opened prior  to  June  5,  2000.  Please  contact  Security  Management  Company,  LLC concerning loan availability.

Section 403(b) Plans are subject to numerous restrictions on the amount that may be  contributed,  the persons who are  eligible  to  participate,  the time when distributions may commence, and the number and amount of any loans requested.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

A prototype SEPP is available for corporations, partnerships or sole proprietors desiring  to  adopt  such a plan for  purchases  of IRAs  for  their  employees.
Employers  establishing  a SEPP may contribute a maximum of $30,000 a year to an
IRA for each employee. This maximum is subject to a number of limitations.

FINANCIAL STATEMENTS

The audited financial  statement of the Funds, which are contained in the Funds'
September 30, 2000 Annual Report, are incorporated  herein by reference.  Copies of the Annual  Report are  provided to every  person  requesting  a Statement of
Additional Information.

                                   APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. --

Aaa. Bonds which are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edge."  Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all  standards.
Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither  highly  protected nor poorly  secured.  Interest  payments and principal  security  appear  adequate  for the present,  but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B. Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION --

AAA. Bonds rated AAA have the highest rating  assigned by Standard & Poor's to a debt  obligation.  Capacity to pay  interest  and repay  principal  is extremely strong.

AA.  Bonds  rated AA have a very  strong  capacity  to pay  interest  and  repay principal and differ from the highest rated issues only in small degree.

A. Bonds rated A have a strong  capacity  to pay  interest  and repay  principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest
and  repay  principal.   Whereas  they  normally  exhibit  adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for bonds in this category than for bonds in higher rated categories.

BB, B, CCC,  CC.  Bonds rated BB, B, CCC and CC are  regarded,  on  balance,  as predominately  speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of obligation. BB indicates the lowest degree of  speculation  and CC the highest degree of  speculation.  While such bonds will likely have some quality and protective  characteristics,  these are  outweighed  by large  uncertainties  or major  risk  exposures  to  adverse conditions.

C. The rating C is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in  default  and  payment of  interest  and/or  repayment  of principal is in arrears.

                                   APPENDIX B
--------------------------------------------------------------------------------

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations  purchasing Class A shares of the Funds alone or in combination with Class A shares of certain other Security Funds.

For purposes of qualifying  for reduced sales charges on purchases made pursuant to Rights of  Accumulation  or a Statement of Intention  (also  referred to as a
"Letter of Intent"),  the term "Purchaser"  includes the following  persons:  an individual,  his or her spouse and children under the age 21; a trustee or other fiduciary of a single trust estate or single fiduciary  account  established for their  benefit;  an  organization  exempt from federal  income tax under Section
501(c)(3) or (13) of the Internal Revenue Code; or a pension,  profit-sharing or other  employee  benefit plan whether or not qualified  under Section 401 of the
Internal Revenue Code.

RIGHTS OF  ACCUMULATION  -- A Purchaser may combine all previous  purchases with his or her contemplated  current  purchases of Class A Shares of a Fund, for the purpose of determining the sales charge applicable to the current purchase.  For example,  an  investor  who already  owns Class A shares of a Fund either  worth
$30,000 at the  applicable  current  offering price or purchased for $30,000 and who invests an  additional  $25,000,  is entitled to a reduced  front-end  sales charge of 4.75% on the latter purchase.  The Underwriter must be notified when a sale takes  place which  would  qualify  for the reduced  charge on the basis of previous purchases subject to confirmation of the investor's holding through the
Fund's records.  Rights of accumulation  apply also to purchases  representing a combination of the Class A shares of the Funds, Security Income Fund or Security
Municipal Bond Fund in those states where shares of the Fund being purchased are qualified for sale.

STATEMENT OF INTENTION -- A Purchaser may sign a Statement of  Intention,  which may be signed within 90 days after the first purchase to be included thereunder, in the form provided by the Underwriter  covering purchases of Class A shares of the Funds,  Security  Income  Fund or  Security  Municipal  Bond Fund to be made within a period of 13 months (or a 36-month  period for  purchases of $1 million or more) and thereby  become  eligible  for the reduced  front-end  sales charge applicable to the actual amount  purchased under the Statement.  Five percent of the amount specified in the Statement of Intention will be held in escrow shares until the  Statement  is  completed  or  terminated.  The  shares so held may be redeemed  by the Funds if the  investor  is  required  to pay  additional  sales charges which may be due if the amount of purchases made by the Purchaser during the period the  Statement is  effective is less than the total  specified in the
Statement of Intention.

A  Statement  of  Intention  may be  revised  during the  13-month  period (or a
36-month period for purchases of $1 million or more).  Additional Class A shares received from  reinvestment of income dividends and capital gains  distributions are included in the total amount used to determine  reduced sales  charges.  The
Statement is not a binding  obligation upon the investor to purchase or any Fund to sell the full indicated amount. A Statement of Intention form may be obtained from the Funds. An investor  considering  signing such an agreement  should read the Statement of Intention carefully.

REINSTATEMENT  PRIVILEGE -- Stockholders  who redeem their Class A shares of the
Funds have a one-time  privilege (1) to reinstate  their  accounts by purchasing shares  without  a  sales  charge  up to the  dollar  amount  of the  redemption proceeds,  or (2) to the extent the redeemed shares would have been eligible for the  exchange  privilege,  to  purchase  Class A shares of another of the Funds,
Security Income Fund and Security Municipal Bond Fund, without a sales charge up to the dollar amount of the redemption  proceeds.  Written notice and a check in the amount of the reinvestment  from eligible  stockholders  wishing to exercise this reinstatement privilege must be received by a fund within 30 days after the redemption  request was received  (or such longer  period as may be permitted by rules and regulations promulgated under the Investment Company Act of 1940). The reinstatement  or exchange  will be made at the net asset value next  determined after the reinvestment is received by the Fund.  Stockholders  making use of the reinstatement  privilege should note that any gains realized upon the redemption will be taxable while any losses may be deferred under the "wash sale" provision of the Internal Revenue Code.

                        SECURITY GROWTH AND INCOME FUND

                           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Articles of Incorporation(7)
(b)  Bylaws(5)
(c)  Specimen copy of share certificates for Fund's shares of capital stock(1)
(d)  Investment Management and Services Agreement
(e)  (1)  Distribution Agreement(3)
     (2)  Class B Distribution Agreement(3)
     (3)  Class C Distribution Agreement(3)
     (4)  Class S Distribution Agreement(7)
     (5)  Underwriter-Dealer Agreement(6)
(f)  Not applicable
(g)  Custodian Agreement - UMB Bank(6)
(h)  Not applicable
(i)  Legal Opinion
(j)  Consent of Independent Auditors
(k)  Not applicable
(l)  Not applicable
(m)  (1)  Class B Distribution Plan(3)
     (2)  Class C Distribution Plan(3)
     (3)  Class S Distribution Plan(7)
     (4)  Brokerage Enhancement Plan(7)
(n)  Multiple Class Plan(2)
(o)  RESERVED
(p)  Code of Ethics
     (1)  Security Funds, Security Management Company, LLC ("SMC"), and Security
          Distributors, Inc.(6)
(q)  Power of Attorneys(7)

(1)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 84 to Registration Statement No.
     2-12187 (December 1, 1995).

(2)  Incorporated herein by reference to the Exhibits filed with Security Income
     Fund's  Post-Effective  Amendment  No.  64 to  Registration  Statement  No.
     2-38414 (filed November 29, 1999).

(3)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 87 to Registration Statement No.
     2-12187 (filed January 28, 1999).

(5)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 88 to Registration Statement No.
     2-12187 (filed November 29, 1999).

(6)  Incorporated herein by reference to the Exhibits filed with Security Equity
     Fund's  Post-Effective  Amendment No. 90 to Registration  Statement 2-19458
     (filed November 20, 2000).

(7)  Incorported herein by reference to the Exhibits filed with the Registrant's
     Post-Effective  Amendment No. 90 to Registration  Statement  2-12187 (filed
     November 20, 2000).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Security Benefit Life Insurance Company might be deemed to control,  directly or indirectly the open-end  management  investment  companies  listed below.  As of
December 14, 2000, the  appropriate  percentage of ownership for each company is as follows:

                    Security Ultra Fund                  50%
                    Security Growth and Income Fund      N/A
                    SBL Fund                            100%

ITEM 25.  INDEMNIFICATION

A  policy  of  insurance  covering  Security   Management   Company,   LLC,  its
subsidiaries,  including Security Distributors,  Inc., and all of the registered investment  companies advised by Security  Management  Company,  LLC insures the
Registrant's  directors  and officers and others  against  liability  arising by reason of an  alleged  breach  of duty  caused by any  negligent  act,  error or accidental omission in the scope of their duties.

Item  Thirty of  Registrant's  Bylaws,  dated  February  3, 1995,  provides,  in relevant part as follows:

"Each person who is or was a Director or officer of the Corporation or is or was serving at the  request of the  Corporation  as a Director or officer of another corporation (including the heirs,  executors,  administrators and estate of such person) shall be indemnified  by the  Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter  amended,  against any liability,  judgment,  fine,  amount paid in settlement,  cost and expense (including attorneys' fees) asserted or threatened against and  incurred  by such  person in his/her  capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification  provided by this bylaw  provision shall not be exclusive of any other rights to which those  indemnified  may be entitled  under the Articles of
Incorporation,   under  any  other  bylaw  or  under  any  agreement,   vote  of
stockholders or disinterested directors or otherwise, and shall not limit in any way any right  which  the  Corporation  may have to make  different  or  further indemnification  with  respect  to the same or  different  persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage,  liability or expense  suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other  corporation which he/she serves as a Director or officer at the request of the  Corporation, if such person (a)  exercised the same degree of care and skill as a prudent man would have  exercised  under the  circumstances  in the  conduct of his/her  own affairs,  or (b) took or omitted to take such action in reliance  upon advice of counsel for the Corporation,  or for such other  corporation,  or upon statement made or information furnished by Directors, officers, employees or agents of the
Corporation,  or of such  other  corporation,  which  he/she  had no  reasonable grounds to disbelieve.

In the event any  provision  of this  section  30 shall be in  violation  of the
Investment  Company  Act of 1940,  as amended,  or of the rules and  regulations promulgated  thereunder,  such  provisions  shall be void to the  extent of such violations."

On  February  11,  1988,  the  shareholders  approved  the  Board of  Directors'
recommendation  that the  Articles of  Incorporation  be amended by adopting the following Article Eleventh:

"A  director  shall  not  be  personally  liable  to the  corporation  or to its stockholders  for monetary  damages for breach of fiduciary  duty as a director, provided  that this  sentence  shall not  eliminate nor limit the liability of a director:

A.  for any breach of his or her duty of loyalty  to the  corporation  or to its stockholders;

B.  for  acts or  omissions  not in good  faith  or  which  involve  intentional misconduct or a knowing violation of law;

C.  for an unlawful dividend,  stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D.  for any  transaction  from which the director  derived an improper  personal benefit."

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the
Registrant pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a director,  officer or  controlling  person of the Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

Security  Management  Company,  LLC also acts as investment manager to SBL Fund,
Security Cash Fund,  Diversified Income and High Yield Series of Security Income
Fund,  Security  Equity Fund,  Security  Municipal Bond Fund, and Security Ultra
Fund.

NAME, BUSINESS* AND OTHER CONNECTIONS OF THE EXECUTIVE OFFICERS AND DIRECTORS OF
REGISTRANT'S ADVISER

JAMES R. SCHMANK
----------------
PRESIDENT AND MANAGING MEMBER REPRESENTATIVE--Security Management Company, LLC
SENIOR VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
PRESIDENT AND  DIRECTOR--Security  Growth and Income Fund;  Security  Cash Fund;
   Security  Municipal  Bond Fund;  Security Ultra Fund;  Security  Equity Fund;
   Security Income Fund; SBL Fund
DIRECTOR--Security Distributors, Inc.
VICE PRESIDENT AND TREASURER--First  Security Benefit Life Insurance and Annuity
   Company of New York
TREASURER--First Advantage Insurance Agency, Inc.
DIRECTOR--Stormont-Vail Foundation, 1500 SW 10th, Topeka, Kansas 66604
PRESIDENT AND DIRECTOR--Auburn-Washburn Public Schools Foundation, 5928 SW 53rd,
   Topeka, Kansas 66610
TRUSTEE--Eugene P. Mitchell Charitable Remainder Unit Trust (Family Trust)
DIRECTOR--Business  Improvement District,  906 S. Kansas Avenue,  Topeka, Kansas
   66612

JOHN D. CLELAND
---------------
SENIOR VICE PRESIDENT AND MANAGING  MEMBER  REPRESENTATIVE--Security  Management
   Company, LLC
CHAIRMAN OF THE BOARD AND  DIRECTOR--Security  Cash Fund;  Security Income Fund;
   Security  Municipal  Bond Fund;  SBL Fund;  Security  Growth and Income Fund;
   Security Equity Fund; Security Ultra Fund
SENIOR VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
VICE PRESIDENT AND DIRECTOR--Security Distributors, Inc.
TRUSTEE AND TREASURER--Mount  Hope Cemetery  Corporation,  4700 SW 17th, Topeka,
   Kansas
TRUSTEE AND INVESTMENT COMMITTEE CHAIRMAN--Topeka Community Foundation,  1315 SW
   Arrowhead Road, Topeka, Kansas 66604
CHAIRMAN, POOLED MONEY INVESTMENT BOARD--State of Kansas, Topeka, Kansas
EXECUTIVE BOARD  MEMBER--Jayhawk Area Council of the Boy Scouts of America, 1020
   SE Monroe, Topeka, Kansas
CHAIRMAN OF THE  ENDOWMENT  TRUSTEES--Jayhawk  Area Council of the Boy Scouts of
   America, 1020 SE Monroe, Topeka, Kansas

DONALD J. SCHEPKER
------------------
SENIOR VICE PRESIDENT--Security Management Company, LLC
SENIOR VICE PRESIDENT,  CHIEF FINANCIAL OFFICER AND TREASURER--Security  Benefit
   Life Insurance Company; Security Benefit Group, Inc.
TREASURER--Security Financial Resources, Inc.
VICE PRESIDENT--Security  Benefit Academy; First Security Benefit Life Insurance
   and Annuity  Company of New York;  Security  Financial  Resources  Collective
   Investments, LLC

MARK E. YOUNG
-------------
VICE PRESIDENT--Security Management Company, LLC
SECOND VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
DIRECTOR--Security Distributors, Inc.
TRUSTEE--Topeka Zoological Foundation, Topeka, Kansas

TERRY A. MILBERGER
------------------
SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER--Security Management Company,
   LLC
SENIOR VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
VICE PRESIDENT--Security Equity Fund; SBL Fund
BOARD MEMBER--Topeka Parks and Recreation  Foundation,  City Hall, 215 East 7th,
   Room 259, Topeka, Kansas 66603

JANE A. TEDDER
--------------
VICE PRESIDENT AND SENIOR ECONOMIST--Security Management Company, LLC
VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit Group,
   Inc.
BOARD  MEMBER--Endowment  Trust  Council  Plymouth  Congregational  Church,  925
   Vermont, Lawrence, Kansas 66044
MEMBER--Shawnee  County Council of American Red Cross,  1325 SW Arrowhead  Road,
   Topeka, Kansas 66604

AMY J. LEE
----------
VICE PRESIDENT,  ASSOCIATE  GENERAL  COUNSEL AND  ASSISTANT  SECRETARY--Security
   Benefit Life Insurance Company; Security Benefit Group, Inc.
SECRETARY--Security  Management  Company,  LLC;  Security  Distributors,   Inc.;
   Security  Cash Fund;  Security  Equity Fund;  Security  Municipal  Bond Fund;
   Security  Ultra Fund;  SBL Fund;  Security  Growth and Income Fund;  Security
   Income Fund; Security Financial Resources Collective Investments,  LLC; First
   Advantage Insurance Agency, Inc.
DIRECTOR--Midland Hospice Care, Inc., 200 SW Frazier Court, Topeka, Kansas 66606

BRENDA M. HARWOOD
-----------------
ASSISTANT VICE PRESIDENT AND TREASURER--Security Management Company, LLC
TREASURER--Security Equity Fund; Security Ultra Fund; Security Growth and Income
   Fund;  Security Income Fund; Security Cash Fund; SBL Fund; Security Municipal
   Bond Fund; Security Distributors, Inc.
ASSISTANT VICE  PRESIDENT--Security  Benefit Life  Insurance  Company;  Security
   Benefit Group, Inc.
TREASURER AND DIRECTOR--Security Distributors, Inc.

STEVEN M. BOWSER
----------------
VICE PRESIDENT AND PORTFOLIO MANAGER--Security Management Company, LLC
VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit Group,
   Inc., Security Income Fund; SBL Fund

THOMAS A. SWANK
---------------
SENIOR VICE PRESIDENT AND DIRECTOR OF FIXED INCOME--Security Management Company,
   LLC
SENIOR VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
VICE PRESIDENT--SBL Fund; Security Income Fund
PRESIDENT--St.  John's School  Endowment  Committee,  1229  Kentucky,  Lawrence,
   Kansas 66044

CINDY L. SHIELDS
----------------
SECOND VICE PRESIDENT AND PORTFOLIO MANAGER--Security Management Company, LLC
SECOND VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit
   Group, Inc.
VICE PRESIDENT--SBL Fund; Security Equity Fund
DIRECTOR--ERC Resource and Referral, 1710 SW 10th, Topeka, Kansas

JAMES P. SCHIER
---------------
VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER--Security Management Company, LLC
VICE PRESIDENT--Security Benefit Life Insurance Company; Security Benefit Group,
   Inc.; SBL Fund; Security Equity Fund; Security Ultra Fund

CHRISTOPHER D. SWICKARD
-----------------------
ASSISTANT  SECRETARY--Security  Management  Company,  LLC;  Security  Cash Fund;
   Security Equity Fund;  Security Municipal Bond Fund; Security Ultra Fund; SBL
   Fund; Security Growth and Income Fund; Security Income Fund
ASSISTANT VICE PRESIDENT AND ASSISTANT  COUNSEL--Security Benefit Life Insurance
   Company; Security Benefit Group, Inc.
DIRECTOR AND SECRETARY--Security Benefit Academy, Inc.

*Located at 700 Harrison, Topeka, Kansas 66636-0001

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Security Equity Fund
     Security Ultra Fund
     Security Income Fund
     Security Municipal Bond Fund
     SBL Fund
     Variflex Separate Account (Variflex)
     Variflex Separate Account (Variflex ES)
     Varilife Variable Annuity Account
     Parkstone Variable Annuity Account
     Security Varilife Separate Account
     Variable Annuity Account VIII (Variflex LS)
     Variable Annuity Account VIII (Variflex Signature)
     Variable Annuity Account VIII (Variflex Extra Credit)
     Variable Annuity Account XI
     SBL Variable Annuity Account XIV

(b)         (1)                    (2)                            (3)
     NAME AND PRINCIPAL    POSITION AND OFFICES           POSITION AND OFFICES
     BUSINESS ADDRESS*       WITH UNDERWRITER                WITH REGISTRANT
     ------------------    --------------------           --------------------
     Gregory J. Garvin     President and Director         None
     John D. Cleland       Vice President and Director    Chairman of the Board
                                                            and Director
     James R. Schmank      Director                       President and Director
     Mark E. Young         Director                       None
     Amy J. Lee            Secretary                      Secretary
     Brenda M. Harwood     Treasurer and Director         Treasurer

     *700 Harrison, Topeka, Kansas 66636-0001

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section
31(a) of the 1940 Act and the rules  promulgated  thereunder  are  maintained by
Security  Management  Company,  LLC, 700 Harrison,  Topeka,  Kansas  66636-0001.
Records relating to the duties of the  Registrant's  custodian are maintained by
UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant  certifies  that it meets all the  requirements  for effectiveness  of this  registration  statement  under  Rule  485(b)  under  the
Securities Act and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 12th day of January, 2001.

John D. Cleland                            SECURITY GROWTH AND INCOME FUND
Chairman of the Board                      (The Fund)
and Director
                                       By:           JAMES R. SCHMANK
James R. Schmank                           -------------------------------------
President and Director                     James R. Schmank, President and as
                                           Attorney-In-Fact for the Officers and
Donald A. Chubb, Jr.                       Directors Whose Names Appear Opposite
Director
                                                     BRENDA M. HARWOOD
Penny A. Lumpkin                           -------------------------------------
Director                                   Brenda M. Harwood, Treasurer
                                           (Principal Financial Officer)
Mark L. Morris, Jr.
Director

Maynard Oliverius
Director